As filed with the Securities and Exchange Commission on March 29, 2001

                                                     Registration Nos. 002-78020
                                                                        811-3488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           |_|
       Post-Effective Amendment No. 33                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 35                                                      |X|


                        (Check appropriate box or boxes.)
                                -----------------
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant )

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                                -----------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)
                                -----------------
                               Dona D. Young, Esq.
                   Phoenix Home Life Mutual Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)
                                -----------------


                                    Copy to:
                            Susan E. Schechter, Esq.

                   Phoenix Home Life Mutual Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                                -----------------

It is proposed that this filing will become effective (check appropriate space) | | immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on March 30, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ________________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

       VERSION B PROSPECTUS IS NOT AFFECTED BY THIS REGISTRATION STATEMENT

                                                                     [VERSION A]

                                                         GROUP STRATEGIC EDGE(R)
                                                      THE BIG EDGE CHOICE(R) FOR
                                                                        NEW YORK
                                                            THE BIG EDGE PLUS(R)

                                                                VARIABLE ANNUITY


                                                                       Issued by


                                                        PHOENIX HOME LIFE MUTUAL
                                                               INSURANCE COMPANY


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171




PROSPECTUS                                                        MARCH 30, 2001



    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options.


    You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Home Life Variable Accumulation Account or the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-Aberdeen New Asia Series
   [diamond]   Phoenix-Bankers Trust Dow 30 Series
   [diamond]   Phoenix-Bankers Trust Nasdaq 100-Index(R) Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Nifty Fifty Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Federated U.S. Government Bond Series(1)
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Hollister Value Equity Series
   [diamond]   Phoenix-J.P. Morgan Research Enhanced Index Series
   [diamond]   Phoenix-Janus Equity Income Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Janus Growth Series
   [diamond]   Phoenix-Morgan Stanley Focus Equity Series
   [diamond]   Phoenix-Oakhurst Balanced Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
   [diamond]   EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
   [diamond]   Mutual Shares Securities Fund -- Class 2
   [diamond]   Templeton Asset Strategy Fund -- Class 2
   [diamond]   Templeton Developing Markets Securities Fund -- Class 2
   [diamond]   Templeton Growth Securities Fund -- Class 2
   [diamond]   Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
--------------------
   [diamond]   Wanger Foreign Forty
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Twenty
   [diamond]   Wanger U.S. Small Cap

1 This series is no longer available for new investments. Payment allocations can be made only if you elected this investment option prior to February 16, 2001.

      It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.


    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated March 30, 2001 has been field with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171. See the section entitled, "SAI" for the Table of Contents.

                        TABLE OF CONTENTS

Heading                                                    Page
-----------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY .........................................   13
FINANCIAL HIGHLIGHTS......................................   14
PERFORMANCE HISTORY.......................................   14
THE VARIABLE ACCUMULATION ANNUITY.........................   14
PHOENIX AND THE ACCOUNT...................................   14
INVESTMENTS OF THE ACCOUNT ...............................   15
   The Phoenix Edge Series Fund...........................   15
   AIM Variable Insurance Funds ..........................   16
   The Alger American Fund................................   17
   Deutsche Asset Management VIT Funds....................   17
   Federated Insurance Series ............................   17
   Fidelity(R) Variable Insurance Products................   17
   Franklin Templeton Variable Insurance Products Trust...   17
   The Universal Institutional Funds, Inc.................   18
   Wanger Advisors Trust .................................   18
   Investment Advisors....................................   18
   Services of the Advisors...............................   19
PURCHASE OF CONTRACTS ....................................   19
DEDUCTIONS AND CHARGES....................................   20
   Premium Tax ...........................................   20
   Surrender Charges .....................................   20
   Charges for Mortality and Expense Risks ...............   20
   Charges for Administrative Services ...................   21
   Other Charges .........................................   21
THE ACCUMULATION PERIOD...................................   21
   Accumulation Units ....................................   21
   Accumulation Unit Values ..............................   21
   Transfers .............................................   21
   Optional Programs and Benefits.........................   22
      Dollar Cost Averaging Program.......................   22
      Asset Rebalancing Program...........................   22
   Surrender of Contract; Partial Withdrawals ............   22
   Lapse of Contract .....................................   23
   Payment Upon Death Before Maturity Date................   23
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
   MAY 1, 1997............................................   24
   Surrender Charges......................................   24
   Daily Administrative Fee...............................   24
   Maturity Date..........................................   24
   Ownership of the Contract..............................   24
   Payment Upon Death Before Maturity Date................   24
   Transfers..............................................   25
GROUP CONTRACTS...........................................   25
   Allocated Group Contracts .............................   25
   Unallocated Group Contracts ...........................   26
THE ANNUITY PERIOD .......................................   26
   Variable Accumulation Annuity Contracts................   26
   Annuity Payment Options ...............................   27
   Other Options and Rates................................   28
   Other Conditions ......................................   28
   Payment Upon Death After Maturity Date ................   29
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   29
MISCELLANEOUS PROVISIONS .................................   29
   Assignment.............................................   29
   Deferment of Payment ..................................   29
   Free Look Period.......................................   29
   Amendments to Contracts ...............................   30
   Substitution of Fund Shares ...........................   30
   Ownership of the Contract .............................   30
FEDERAL INCOME TAXES .....................................   30
   Introduction ..........................................   30
   Income Tax Status......................................   30
   Taxation of Annuities in General--Non-Qualified Plans..   30
     Surrenders or Withdrawals Prior to the Contract
      Maturity Date ......................................   30
     Surrenders or Withdrawals On or After the Contract
      Maturity Date ......................................   31
     Penalty Tax on Certain Surrenders and Withdrawals ...   31
   Additional Considerations..............................   31
   Diversification Standards .............................   32
   Qualified Plans........................................   33
     Tax Sheltered Annuities ("TSAs") ....................   33
     Keogh Plans..........................................   34
     Individual Retirement Accounts ......................   34
     Corporate Pension and Profit-Sharing Plans ..........   34
     Deferred Compensation Plans With Respect to
       Service for State and Local Governments and
       Tax Exempt Organizations ..........................   34
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Plans...............................   35
     Seek Tax Advice......................................   35
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   35
STATE REGULATION .........................................   36
REPORTS ..................................................   36
VOTING RIGHTS ............................................   36
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   36
LEGAL MATTERS ............................................   36
SAI.......................................................   36
APPENDIX A - FINANCIAL HIGHLIGHTS.........................  A-1
APPENDIX B - THE GUARANTEED INTEREST ACCOUNT..............  B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.................  C-1
APPENDIX D - GLOSSARY OF SPECIAL TERMS....................  D-1

                               SUMMARY OF EXPENSES

                                                                                                            NEW YORK INDIVIDUAL
                                                                                     INDIVIDUAL            CONTRACTS ISSUED ON OR
                                                                                     CONTRACTS                 AFTER 5/1/97
                                                                                     ---------                 ------------
CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases....................................                   None                       None

Deferred Surrender Charge (as a percentage of amount surrendered)(1)
    Age of Payment in Complete Years 0-1.............................                    6%                         7%
    Age of Payment in Complete Years 1-2.............................                    5%                         6%
    Age of Payment in Complete Years 2-3.............................                    4%                         5%
    Age of Payment in Complete Years 3-4.............................                    3%                         4%
    Age of Payment in Complete Years 4-5.............................                    2%                         3%
    Age of Payment in Complete Years 5-6.............................                    1%                         2%
    Age of Payment in Complete Years 6 and thereafter................                    0%                         N/A
    Age of Payment in Complete Years 6-7.............................                    N/A                        1%
    Age of Payment in Complete Years 7 and thereafter................                    N/A                        0%

Exchange Fee-- Maximum Allowable Charge Per Exchange.................                    $10                        $10

ANNUAL CONTRACT FEE

Maximum........................................................................          $35                        $35

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

    Mortality and Expense Risk Fees (depending on Contract form)(2)............   1.25% or 1.00%                   1.25%
    Daily Administrative Fee...................................................         None                       .125%
                                                                                  --------------                  ------
    Total Separate Account Annual Expenses (depending on contract form)(2).....   1.25% or 1.00%                  1.375%

----------------------------
1 A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
2 The expense risk charge under a contract is either .60% or .85% depending on when the contract was issued. See "Deductions and Charges--Charges for Mortality and Expense Risks."


                                                  SUMMARY OF EXPENSES (CONTINUED)

                  FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                        OTHER
                                                                         OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT    RULE      EXPENSES     FUND EXPENSES    EXPENSES     FUND EXPENSES
                                                  MANAGEMENT   12B-1       BEFORE         BEFORE         AFTER           AFTER
                     SERIES                          FEE        FEES  REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(4)                    0.75%       N/A        0.27%          1.02%           0.27%          1.02%
Phoenix-Aberdeen New Asia(3)                         1.00%       N/A        1.41%          2.41%           0.25%          1.25%
Phoenix-Bankers Trust Dow 30(2)                      0.35%       N/A        1.25%          1.60%           0.15%          0.50%
Phoenix-Bankers Trust Nasdaq-100 Index(R)(2,6)       0.35%       N/A        3.58%          3.93%           0.15%          0.50%
Phoenix-Duff & Phelps Real Estate Securities(3)      0.75%       N/A        0.57%          1.32%           0.25%          1.00%
Phoenix-Engemann Capital Growth(2)                   0.62%       N/A        0.06%          0.68%           0.06%          0.68%
Phoenix-Engemann Nifty Fifty(2)                      0.90%       N/A        0.29%          1.19%           0.15%          1.05%
Phoenix-Engemann Small & Mid-Cap Growth(3,6)         0.90%       N/A        3.03%          3.93%           0.25%          1.15%
Phoenix-Federated U.S. Government Bond(2)            0.60%       N/A        1.92%          2.52%           0.15%          0.75%
Phoenix-Goodwin Money Market(2)                      0.40%       N/A        0.18%          0.58%           0.15%          0.55%
Phoenix-Goodwin Multi-Sector Fixed Income(2)         0.50%       N/A        0.19%          0.69%           0.15%          0.65%
Phoenix-Hollister Value Equity(2)                    0.70%       N/A        0.63%          1.33%           0.15%          0.85%
Phoenix-J.P. Morgan Research Enhanced Index(1)       0.45%       N/A        0.24%          0.69%           0.10%          0.55%
Phoenix-Janus Equity Income(2)                       0.85%       N/A        1.69%          2.54%           0.15%          1.00%
Phoenix-Janus Flexible Income(2)                     0.80%       N/A        1.67%          2.47%           0.15%          0.95%
Phoenix-Janus Growth(2)                              0.85%       N/A        0.39%          1.24%           0.15%          1.00%
Phoenix-Morgan Stanley Focus Equity(2)               0.85%       N/A        2.05%          2.90%           0.15%          1.00%
Phoenix-Oakhurst Balanced(2)                         0.55%       N/A        0.15%          0.70%           0.15%          0.70%
Phoenix-Oakhurst Growth & Income(2)                  0.70%       N/A        0.24%          0.94%           0.15%          0.85%
Phoenix-Oakhurst Strategic Allocation(2)             0.58%       N/A        0.12%          0.70%           0.12%          0.70%
Phoenix-Sanford Bernstein Global Value(2,6)          0.90%       N/A        4.51%          5.41%           0.15%          1.05%
Phoenix-Sanford Bernstein Mid-Cap Value(2)           1.05%       N/A        1.34%          2.39%           0.15%          1.20%
Phoenix-Sanford Bernstein Small-Cap Value(2,6)       1.05%       N/A       12.47%         13.52%           0.15%          1.20%
Phoenix-Seneca Mid-Cap Growth(3)                     0.80%       N/A        0.39%          1.19%           0.25%          1.05%
Phoenix-Seneca Strategic Theme(3)                    0.75%       N/A        0.17%          0.92%           0.17%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

1 This series pays a portion or all of its expenses other than the management fee up to .10%.
2 This series pays a portion or all of its expenses other than the management fee up to .15%.
3 This series pays a portion or all of its expenses other than the management fee up to .25%.
4 This series pays a portion or all of its expenses other than the management fee up to .40%.
5 Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
6 This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.



                                                  SUMMARY OF EXPENSES (CONTINUED)

            FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT    RULE      EXPENSES     FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                  MANAGEMENT    12B-1      BEFORE         BEFORE          AFTER          AFTER
                   SERIES                            FEE       FEES(6) REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%       N/A        0.21%          0.82%           0.21%          0.82%
AIM V.I. Value Fund                                  0.61%       N/A        0.23%          0.84%           0.23%          0.84%

THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(7)          .85%       N/A        0.05%          0.90%           0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                             .45%       N/A        0.47%          0.92%           0.20%          0.65%

FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      .60%       N/A        0.24%          0.84%           0.24%          0.84%
Federated High Income Bond Fund II                    .60%       N/A        0.16%          0.76%           0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           .57%      0.10%        0.09%         0.76%           0.09%          0.76%(8)
VIP Growth Opportunities Portfolio                    .58%      0.10%        0.11%         0.79%           0.11%          0.79%(8)
VIP Growth Portfolio                                  .57%      0.10%        0.09%         0.76%           0.09%          0.76%(8)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                .60%      0.25%        0.20%         1.05%           0.20%          1.05%
Templeton Asset Strategy Fund--Class 2                .60%      0.25%        0.22%         1.07%           0.22%          1.07%
Templeton Developing Markets Securities Fund--       1.25%      0.25%        0.31%         1.81%           0.31%          1.81%
   Class 2
Templeton Growth Securities Fund--Class 2             .81%      0.25%        0.06%         1.12%           0.06%          1.12%
Templeton International Securities Fund--Class 2      .67%      0.25%        0.20%         1.12%           0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  .80%(9)    N/A        0.56%          1.36%           0.56%          1.15%(9)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(1)                              1.00%       N/A        0.68%          1.68%           0.45%          1.45%
Wanger International Small Cap(3)                    1.20%       N/A        0.21%          1.41%           0.21%          1.41%
Wanger Twenty(4)                                      .95%       N/A        0.60%          1.55%           0.40%          1.35%
Wanger U.S. Small Cap(2)                              .95%       N/A        0.05%          1.00%           0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
1 This series pays a portion or all of its expenses other than the management fee up to .45%.
2 This series pays a portion or all of its expenses other than the management fee up to .50%.
3 This series pays a portion or all of its expenses other than the management fee up to .60%.
4 This series pays a portion or all of its expenses other than the management fee up to .40%.
5 Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
6 The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
7 Included in "Other Expenses" is .01% of interest expense.
8 Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
9 The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to .59%.


    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES (APPLICABLE TO ALL CONTRACTS EXCEPT BIG EDGE CHOICE FOR NEW YORK INDIVIDUAL CONTRACTS:

    If you surrender your contract at the end of the applicable period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------
Phoenix-Aberdeen International Series...........................       $ 79             $113            $146            $269
Phoenix-Aberdeen New Asia Series................................         92              152            213             399
Phoenix-Bankers Trust Dow 30 Series.............................         85              129            175             326
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        106              193            N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         82              121            161             299
Phoenix-Engemann Capital Growth Series..........................         76              103            130             235
Phoenix-Engemann Nifty Fifty Series.............................         81              117            155             286
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        106              193            N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................         93              155            218             409
Phoenix-Goodwin Money Market Series.............................         75              100            125             224
Phoenix-Goodwin Multi-Sector Fixed Income Series................         76              103            130             236
Phoenix-Hollister Value Equity Series...........................         82              121            162             300
Phoenix-J.P. Morgan Research Enhanced Index Series..............         76              103            130             236
Phoenix-Janus Equity Income Series..............................         94              156            218             410
Phoenix-Janus Flexible Income Series............................         93              154            215             404
Phoenix-Janus Growth Series.....................................         81              119            157             291
Phoenix-Morgan Stanley Focus Equity Series......................         97              165            235             440
Phoenix-Oakhurst Balanced Series................................         76              103            131             237
Phoenix-Oakhurst Growth and Income Series.......................         79              110            142             261
Phoenix-Oakhurst Strategic Allocation Series....................         76              103            131             237
Phoenix-Sanford Bernstein Global Value Series(2)................        120              231            N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         92              151            212             397
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        190              410            N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         81              117            155             286
Phoenix-Seneca Strategic Theme Series...........................         78              110            142             259
AIM V.I. Capital Appreciation Fund(3)...........................         77              107            N/A             N/A
AIM V.I. Value Fund(3)..........................................         78              107            N/A             N/A
Alger American Leveraged AllCap Portfolio.......................         78              109            141             257
EAFE(R) Equity Index Fund(1)....................................         78              110            142             259
Federated Fund for U.S. Government Securities II................         78              107            138             251
Federated High Income Bond Fund II..............................         77              105            134             243
VIP Contrafund(R) Portfolio.....................................         77              105            134             243
VIP Growth Opportunities Portfolio..............................         77              106            135             246
VIP Growth Portfolio............................................         77              105            134             243
Mutual Shares Securities Fund-- Class 2.........................         80              113            147             271
Templeton Asset Strategy Fund-- Class 2.........................         80              114            149             274
Templeton Developing Markets Securities Fund-- Class 2..........         87              135            185             346
Templeton Growth Securities Fund-- Class 2......................         80              115            151             279
Templeton International Securities Fund-- Class 2...............         80              115            151             279
Technology Portfolio............................................         83              122            163             303
Wanger Foreign Forty............................................         86              131            178             333
Wanger International Small Cap..................................         83              124            165             308
Wanger Twenty...................................................         84              128            172             321
Wanger U.S. Small Cap...........................................         79              112            145             267
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------
Phoenix-Aberdeen International Series...........................       $ 79            $113            $126            $269
Phoenix-Aberdeen New Asia Series................................         92             152             193             399
Phoenix-Bankers Trust Dow 30 Series.............................         85             129             155             326
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        106             193             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         82             121             141             299
Phoenix-Engemann Capital Growth Series..........................         76             103             109             235
Phoenix-Engemann Nifty Fifty Series.............................         81             117             134             286
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        106             193             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................         93             155             198             409
Phoenix-Goodwin Money Market Series.............................         75             100             104             224
Phoenix-Goodwin Multi-Sector Fixed Income Series................         76             103             109             236
Phoenix-Hollister Value Equity Series...........................         82             121             141             300
Phoenix-J.P. Morgan Research Enhanced Index Series..............         76             103             109             236
Phoenix-Janus Equity Income Series..............................         94             156             199             410
Phoenix-Janus Flexible Income Series............................         93             154             196             404
Phoenix-Janus Growth Series.....................................         81             119             137             291
Phoenix-Morgan Stanley Focus Equity Series......................         97             165             216             440
Phoenix-Oakhurst Balanced Series................................         76             103             110             237
Phoenix-Oakhurst Growth and Income Series.......................         79             110             122             261
Phoenix-Oakhurst Strategic Allocation Series....................         76             103             110             237
Phoenix-Sanford Bernstein Global Value Series(2)................        120             231             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         92             151             192             397
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        190             410             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         81             117             134             286
Phoenix-Seneca Strategic Theme Series...........................         78             110             121             259
AIM V.I. Capital Appreciation Fund(3)...........................         77             107             N/A             N/A
AIM V.I. Value Fund(3)..........................................         78             107             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................         78             109             120             257
EAFE(R) Equity Index Fund.......................................         78             110             121             259
Federated Fund for U.S. Government Securities II................         78             107             117             251
Federated High Income Bond Fund II..............................         77             105             113             243
VIP Contrafund(R) Portfolio.....................................         77             105             113             243
VIP Growth Opportunities Portfolio..............................         77             106             114             246
VIP Growth Portfolio............................................         77             105             113             243
Mutual Shares Securities Fund-- Class 2.........................         80             113             127             271
Templeton Asset Strategy Fund-- Class 2.........................         80             114             128             274
Templeton Developing Markets Securities Fund-- Class 2..........         87             135             165             346
Templeton Growth Securities Fund-- Class 2......................         80             115             131             279
Templeton International Securities Fund-- Class 2...............         80             115             131             279
Technology Portfolio............................................         83             122             143             303
Wanger Foreign Forty............................................         86             131             159             333
Wanger International Small Cap..................................         83             124             145             308
Wanger Twenty...................................................         84             128             152             321
Wanger U.S. Small Cap...........................................         79             112             125             267
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    If you do not surrender your contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------
Phoenix-Aberdeen International Series...........................       $ 24            $ 74            $126            $269
Phoenix-Aberdeen New Asia Series................................         38             115             193             399
Phoenix-Bankers Trust Dow 30 Series.............................         30              91             155             326
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............         53             157             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         27              83             141             299
Phoenix-Engemann Capital Growth Series..........................         20              63             109             235
Phoenix-Engemann Nifty Fifty Series.............................         26              79             134             286
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............         53             157             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................         39             118             198             409
Phoenix-Goodwin Money Market Series.............................         19              60             104             224
Phoenix-Goodwin Multi-Sector Fixed Income Series................         21              64             109             236
Phoenix-Hollister Value Equity Series...........................         27              83             141             300
Phoenix-J.P. Morgan Research Enhanced Index Series..............         21              64             109             236
Phoenix-Janus Equity Income Series..............................         39             118             199             410
Phoenix-Janus Flexible Income Series............................         38             116             196             404
Phoenix-Janus Growth Series.....................................         26              80             137             291
Phoenix-Morgan Stanley Focus Equity Series......................         43             129             216             440
Phoenix-Oakhurst Balanced Series................................         21              64             110             237
Phoenix-Oakhurst Growth and Income Series.......................         23              71             122             261
Phoenix-Oakhurst Strategic Allocation Series....................         21              64             110             237
Phoenix-Sanford Bernstein Global Value Series(2)................         67             197             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         38             114             192             397
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        141             383             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         26              79             134             286
Phoenix-Seneca Strategic Theme Series...........................         23              71             121             259
AIM V.I. Capital Appreciation Fund(3)...........................         22              68             N/A             N/A
AIM V.I. Value Fund(3)..........................................         22              68             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................         23              70             120             257
EAFE(R) Equity Index Fund.......................................         23              71             121             259
Federated Fund for U.S. Government Securities II................         22              68             117             251
Federated High Income Bond Fund II..............................         21              66             113             243
VIP Contrafund(R) Portfolio.....................................         21              66             113             243
VIP Growth Opportunities Portfolio..............................         22              67             114             246
VIP Growth Portfolio............................................         21              66             113             243
Mutual Shares Securities Fund-- Class 2.........................         24              74             127             271
Templeton Asset Strategy Fund-- Class 2.........................         24              75             128             274
Templeton Developing Markets Securities Fund-- Class 2..........         32              97             165             346
Templeton Growth Securities Fund-- Class 2......................         25              77             131             279
Templeton International Securities Fund-- Class 2...............         25              77             131             279
Technology Portfolio............................................         27              84             143             303
Wanger Foreign Forty............................................         30              93             159             333
Wanger International Small Cap..................................         28              85             145             308
Wanger Twenty...................................................         29              89             152             321
Wanger U.S. Small Cap...........................................         24              73             125             267
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as of the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.
    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

EXAMPLES--THE INFORMATION INCLUDED IN THE FOLLOWING EXAMPLES APPLIES TO BIG EDGE CHOICE FOR NEW YORK CONTRACTS.

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

    If you surrender your contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                                                      ------          -------         -------        --------
Phoenix-Aberdeen International Series...........................       $ 88            $122            $159            $282
Phoenix-Aberdeen New Asia Series................................        102             163             226             410
Phoenix-Bankers Trust Dow 30 Series.............................         94             140             188             338
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        117             206             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         91             131             174             311
Phoenix-Engemann Capital Growth Series..........................         85             112             142             247
Phoenix-Engemann Nifty Fifty Series.............................         90             127             168             299
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        117             206             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................        103             166             231             419
Phoenix-Goodwin Money Market Series.............................         84             109             137             237
Phoenix-Goodwin Multi-Sector Fixed Income Series................         85             112             143             248
Phoenix-Hollister Value Equity Series...........................         91             132             175             312
Phoenix-J.P. Morgan Research Enhanced Index Series..............         85             112             143             248
Phoenix-Janus Equity Income Series..............................        103             167             232             421
Phoenix-Janus Flexible Income Series............................        103             165             229             415
Phoenix-Janus Growth Series.....................................         90             129             170             303
Phoenix-Morgan Stanley Focus Equity Series......................        107             177             249             450
Phoenix-Oakhurst Balanced Series................................         85             113             143             249
Phoenix-Oakhurst Growth and Income Series.......................         87             120             155             274
Phoenix-Oakhurst Strategic Allocation Series....................         85             113             143             249
Phoenix-Sanford Bernstein Global Value Series(2)................        131             245             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................        102             163             225             408
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        205             431             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         90             127             168             299
Phoenix-Seneca Strategic Theme Series...........................         87             119             154             272
AIM V.I. Capital Appreciation Fund(3)...........................         86             116             N/A             N/A
AIM V.I. Value Fund(3)..........................................         86             117             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................         87             119             153             270
EAFE(R) Equity Index Fund.......................................         87             119             154             272
Federated Fund for U.S. Government Securities II................         86             117             150             264
Federated High Income Bond Fund II..............................         86             114             146             256
VIP Contrafund(R) Portfolio.....................................         86             114             146             256
VIP Growth Opportunities Portfolio..............................         86             115             148             259
VIP Growth Portfolio............................................         86             114             146             256
Mutual Shares Securities Fund-- Class 2.........................         88             123             160             284
Templeton Asset Strategy Fund-- Class 2.........................         89             124             162             287
Templeton Developing Markets Securities Fund-- Class 2..........         96             146             198             357
Templeton Growth Securities Fund-- Class 2......................         89             125             164             292
Templeton International Securities Fund-- Class 2...............         89             125             164             292
Technology Portfolio............................................         92             132             176             315
Wanger Foreign Forty............................................         95             142             192             345
Wanger International Small Cap..................................         92             134             178             320
Wanger Twenty...................................................         93             138             185             333
Wanger U.S. Small Cap...........................................         88             122             158             280
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    If you annuitize your contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                                                       ------         -------         -------        --------
Phoenix-Aberdeen International Series...........................       $ 88            $122            $132            $282
Phoenix-Aberdeen New Asia Series................................        102             163             199             410
Phoenix-Bankers Trust Dow 30 Series.............................         94             140             161             338
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        117             206             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         91             131             147             311
Phoenix-Engemann Capital Growth Series..........................         85             112             115             247
Phoenix-Engemann Nifty Fifty Series.............................         90             127             141             299
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        117             206             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................        103             166             204             419
Phoenix-Goodwin Money Market Series.............................         84             109             110             237
Phoenix-Goodwin Multi-Sector Fixed Income Series................         85             112             116             248
Phoenix-Hollister Value Equity Series...........................         91             132             148             312
Phoenix-J.P. Morgan Research Enhanced Index Series..............         85             112             116             248
Phoenix-Janus Equity Income Series..............................        103             167             205             421
Phoenix-Janus Flexible Income Series............................        103             165             202             415
Phoenix-Janus Growth Series.....................................         90             129             143             303
Phoenix-Morgan Stanley Focus Equity Series......................        107             177             222             450
Phoenix-Oakhurst Balanced Series................................         85             113             116             249
Phoenix-Oakhurst Growth and Income Series.......................         87             120             128             274
Phoenix-Oakhurst Strategic Allocation Series....................         85             113             116             249
Phoenix-Sanford Bernstein Global Value Series(2)................        131             245             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................        102             163             198             408
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        205             431             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................         90             127             141             299
Phoenix-Seneca Strategic Theme Series...........................         87             119             127             272
AIM V.I. Capital Appreciation Fund(3)...........................         86             116             N/A             N/A
AIM V.I. Value Fund(3)..........................................         86             117             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................         87             119             126             270
EAFE(R) Equity Index Fund.......................................         87             119             127             272
Federated Fund for U.S. Government Securities II................         86             117             123             264
Federated High Income Bond Fund II..............................         86             114             119             256
VIP Contrafund(R) Portfolio.....................................         86             114             119             256
VIP Growth Opportunities Portfolio..............................         86             115             121             259
VIP Growth Portfolio............................................         86             114             119             256
Mutual Shares Securities Fund-- Class 2.........................         88             123             133             284
Templeton Asset Strategy Fund-- Class 2.........................         89             124             135             287
Templeton Developing Markets Securities Fund-- Class 2..........         96             146             171             357
Templeton Growth Securities Fund-- Class 2......................         89             125             137             292
Templeton International Securities Fund-- Class 2...............         89             125             137             292
Technology Portfolio............................................         92             132             149             315
Wanger Foreign Forty............................................         95             142             165             345
Wanger International Small Cap..................................         92             134             151             320
Wanger Twenty...................................................         93             138             158             333
Wanger U.S. Small Cap...........................................         88             122             131             280
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    If you do not surrender your contract: You would pay the following expense on a $1,000 investment assuming 5% annual return on assets.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------
Phoenix-Aberdeen International Series...........................      $ 25             $ 77            $132            $282
Phoenix-Aberdeen New Asia Series................................        39              118             199             410
Phoenix-Bankers Trust Dow 30 Series.............................        31               95             161             338
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        54              161             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............        28               86             147             311
Phoenix-Engemann Capital Growth Series..........................        22               67             115             247
Phoenix-Engemann Nifty Fifty Series.............................        27               82             141             299
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        54              161             N/A             N/A
Phoenix-Federated U.S. Government Bond Series...................        40              121             204             419
Phoenix-Goodwin Money Market Series.............................        21               64             110             237
Phoenix-Goodwin Multi-Sector Fixed Income Series................        22               67             116             248
Phoenix-Hollister Value Equity Series...........................        28               87             148             312
Phoenix-J.P. Morgan Research Enhanced Index Series..............        22               67             116             248
Phoenix-Janus Equity Income Series..............................        40              122             205             421
Phoenix-Janus Flexible Income Series............................        40              120             202             415
Phoenix-Janus Growth Series.....................................        27               84             143             303
Phoenix-Morgan Stanley Focus Equity Series......................        44              132             222             450
Phoenix-Oakhurst Balanced Series................................        22               68             116             249
Phoenix-Oakhurst Growth and Income Series.......................        24               75             128             274
Phoenix-Oakhurst Strategic Allocation Series....................        22               68             116             249
Phoenix-Sanford Bernstein Global Value Series(2)................        68              200             N/A             N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series..................        39              118             198             408
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............       142              386             N/A             N/A
Phoenix-Seneca Mid-Cap Growth Series............................        27               82             141             299
Phoenix-Seneca Strategic Theme Series...........................        24               74             127             272
AIM V.I. Capital Appreciation Fund(3)...........................        23               71             N/A             N/A
AIM V.I. Value Fund(3)..........................................        23               72             N/A             N/A
Alger American Leveraged AllCap Portfolio.......................        24               74             126             270
EAFE(R) Equity Index Fund.......................................        24               74             127             272
Federated Fund for U.S. Government Securities II................        23               72             123             264
Federated High Income Bond Fund II..............................        23               69             119             256
VIP Contrafund(R) Portfolio.....................................        23               69             119             256
VIP Growth Opportunities Portfolio..............................        23               70             121             259
VIP Growth Portfolio............................................        23               69             119             256
Mutual Shares Securities Fund-- Class 2.........................        25               78             133             284
Templeton Asset Strategy Fund-- Class 2.........................        26               79             135             287
Templeton Developing Markets Securities Fund-- Class 2..........        33              101             171             357
Templeton Growth Securities Fund-- Class 2......................        26               80             137             292
Templeton International Securities Fund-- Class 2...............        26               80             137             292
Technology Portfolio............................................        29               87             149             315
Wanger Foreign Forty............................................        32               97             165             345
Wanger International Small Cap..................................        29               89             151             320
Wanger Twenty...................................................        30               93             158             333
Wanger U.S. Small Cap...........................................        25               77             131             280
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as of the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.



OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the Maturity Date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.


[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the Maturity Date of the contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period.

[diamond] No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the annuitant or owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

INDIVIDUAL & GROUP CONTRACTS:
--------------------------------------------------------------
Percent               6%   5%   4%   3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in     0    1    2    3    4    5    6
Complete Years
--------------------------------------------------------------
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:
--------------------------------------------------------------
Percent               7%   6%   5%   4%   3%   2%   1%  0%
--------------------------------------------------------------
Age of Payment in     0    1    2    3    4    5    6   7+
Complete Years
--------------------------------------------------------------

    o The total deferred surrender charges on a contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "New York individual contracts Issued On or After May 1, 1997--Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS

[diamond] Premium Taxes--taken from the Contact Value upon annuitization.
          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information is in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling VAO at 800/541-0171.

    There are three different financial highlight tables in this prospectus, please be sure you refer to the appropriate table for your contract. The tables are set forth in Appendix A.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the GIA or the subaccounts.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company that offers life insurance and annuity products. We originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our Executive Office is located at One American Row, Hartford, Connecticut 06115 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers.

    On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company adopted a plan for conversion from a mutual to a publicly traded stock company. The plan was restated and approved by the Board of Directors on January 26, 2001. The plan is subject to the approval of the New York Insurance Department as well as other regulators and must be submitted to policyholders for approval. The plan will go into effect only if all these requirements have been met. There is no assurance that the plan will be approved, and if approved, there is no guarantee as to the amount or nature of consideration to eligible policyholders.


    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.

INVESTMENTS OF THE ACCOUNT
-------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

    PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price, render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: Seeks long-term total return. It invests in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income. The series invests in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities. The advisor uses a value-oriented approach with a focus on non-U.S. companies in developed countries in Europe and the Far East, Australia and Canada. The advisor may invest a portion of the series' assets in developing market companies.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase, which are believed to offer the possibility of increase in value.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The series invests primarily in common stocks believed to have substantial potential for capital growth.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The fund invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Investing in securities of companies whose value it believes is not fully recognized by the public.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Investing in companies that it believes have above-average growth potential.
o Investing in securities of domestic and foreign issuers.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectus, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling VPMO at the address or telephone number provided on the front of this prospectus.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

--------------------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
--------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PIC SUBADVISORS
--------------------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
     o   Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
     o   Phoenix-Engemann Capital Growth
     o   Phoenix-Engemann Nifty Fifty
     o   Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
     o   Phoenix-Seneca Mid-Cap Growth
     o   Phoenix-Seneca Strategic Theme
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
--------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30
Phoenix-Bankers Trust Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index
Phoenix-Janus Equity Income
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
--------------------------------------------------------------------------------
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PVA SUBADVISORS
--------------------------------------------------------------------------------
Bankers Trust Company
     o  Phoenix-Bankers Trust Dow 30
     o  Phoenix-Bankers Trust Nasdaq-100 Index(R)
Federated Investment Management Company
     o  Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc.
     o  Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation
     o  Phoenix-Janus Equity Income
     o  Phoenix-Janus Flexible Income
     o  Phoenix-Janus Growth
Morgan Stanley Asset Management
     o  Phoenix-Morgan Stanley Focus Equity
Alliance Capital Management L.P.
     o  Phoenix-Sanford Bernstein Global Value
     o  Phoenix-Sanford Bernstein Mid-Cap Value
     o  Phoenix-Sanford Bernstein Small-Cap Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DUFF & Phelps Investment Management Co. ("DPIM")
--------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
--------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia
--------------------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.


    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix. Seneca is an indirect, majority-owned subsidiary of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

--------------------------------------------------------------------------------
OTHER ADVISORS
--------------------------------------------------------------------------------
AIM Advisors, Inc.
     o   AIM V.I. Capital Appreciation Fund
     o   AIM V.I. Value Fund

Fred Alger Management, Inc.
     o   Alger American Leveraged AllCap Portfolio
Bankers Trust Company
     o   EAFE(R) Equity Index Fund
Federated Investment Management Company
     o   Federated Fund for U.S. Government Securities II
     o   Federated High Income Bond Fund II
Fidelity Management and Research Company
     o  VIP Contrafund(R) Portfolio
     o  VIP Growth Opportunities Portfolio
     o  VIP Growth Portfolio
Franklin Mutual Advisers, LLC
     o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
     o   Technology Portfolio
Templeton Asset Management, Ltd.
     o   Templeton Developing Markets Securities
         Fund
Templeton Global Advisors Limited
     o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
     o   Templeton Asset Strategy Fund
     o   Templeton International Securities Fund
Wanger Asset Management, L.P.
     o   Wanger Foreign Forty
     o   Wanger International Small Cap
     o   Wanger Twenty
     o   Wanger U.S. Small Cap
--------------------------------------------------------------------------------


SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25
            o   You may authorize your bank to draw $25 or more from your
                personal checking account monthly to purchase Units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond]   Qualified plans--$1,000 annually
            o   Contracts purchased in connection with tax-qualified or
                employer-sponsored plans, a minimum annual payment of $1,000 is required.

[diamond]   Contracts with a Maturity Date in the first contract year--$10,000

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the Maturity Date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond]   the makeup and size of the prospective group; or

[diamond]   the method and frequency of payments; and

[diamond]   the amount of compensation to be paid to Registered
            Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will reimburse itself only upon the earlier of partial withdrawal, surrender of the contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C of this prospectus.


SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
---------------------------------------------------------------
Age of Payment in     0     1     2     3     4     5     6+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the Maturity Date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the Series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES

    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase Accumulation Units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that subaccount next determined after receipt of the payment. The value of the Accumulation Units of a subaccount will vary depending upon the investment performance of the applicable Series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the contract, the total value of the Accumulation Units in a subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts or the GIA. A transfer from a subaccount will result in the redemption of Accumulation Units and, if another subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling VAO at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each contract year.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.


OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect. There is no charge for this service.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge for this service.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]   the contract value is zero; or

[diamond]   the premium tax reimbursement due on surrender or partial
            withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond]   WHO RECEIVES PAYMENT
            o   DEATH OF AN OWNER/ANNUITANT
                If the owner/annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the annuitant's beneficiary.

            o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
                If the owner and the annuitant are not the same and the annuitant dies prior to the Maturity Date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

            o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
                If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

            o   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
                Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

            o   QUALIFIED CONTRACTS
                Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

                Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

            o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
                If the owner is not an individual, the death of the annuitant is treated as the death of the owner.


[diamond]   PAYMENT AMOUNT
            o   UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT
                YET REACHED AGE 85

                1. Death occurring in the first 6-year period following the contract date--the greater of:
                    a. 100% of payments, less any withdrawals; or

                    b. the contract value as of the claim date.

                2. Death occurring in any subsequent 6-year period--the greater of:

                    a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

                    b. the contract value as of the claim date.

            o   AFTER THE ANNUITANT'S 80TH BIRTHDAY

                The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.


            o   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
                Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
--------------------------------------------------------------------------------
    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for New York individual contracts Issued on or after May 1, 1997."

SURRENDER CHARGES
    A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the Annuity Period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                 7%   6%   5%   4%  3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in        0    1    2   3    4    5    6   7+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the Maturity Date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The Maturity Date cannot be earlier than five years from the inception of the contract, nor later than the contract anniversary nearest the annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond]  WHO RECEIVES PAYMENT
           o DEATH OF AN OWNER/ANNUITANT If the owner/annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the annuitant's beneficiary.

           o DEATH OF AN ANNUITANT WHO IS NOT THE OWNER If the owner and the annuitant are not the same and the annuitant dies prior to the Maturity Date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

           o SPOUSAL BENEFICIARY CONTRACT CONTINUANCE If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

           o CONTINGENT ANNUITANT CONTRACT CONTINUANCE Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

           o QUALIFIED CONTRACTS Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

        Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

           o OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON If the owner is not an individual, the death of the annuitant is treated as the death of the owner.


[diamond]   PAYMENT AMOUNT
            o   UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET
                YET REACHED AGE 85

            1.  Death occurring in the first contract Year--the greater of:
                a. 100% of payments, less any withdrawals; or

                b. the contract Value as of the claim date.

            2.  Death occurring in any subsequent contract Year--the greater of:
                a. the death benefit that would have been payable at the end of the previous contract Year, plus any payments, less any withdrawals made since that date; or

                b. the contract Value as of the claim date.

    o   AFTER THE ANNUITANT'S 85TH BIRTHDAY
        The death benefit (less any deferred premium tax) equals the contract Value (no surrender charge is imposed) on the Claim Date.

    o   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
        Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

        1.  100% of payments, less any withdrawals; or

        2.  the contract Value as of the Claim Date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

TRANSFERS
    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

GROUP CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program.

ALLOCATED GROUP CONTRACTS
    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose subaccounts, and transfer amounts between subaccounts.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges.") Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond]   death of a participant

[diamond]   disability

[diamond]   demonstration of financial hardship

[diamond]   separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond]   participant loan

[diamond]   purchase of:
            o   annuity contract
            o   retired life certificate
            o   election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract Value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

--------------------------------------------------------------
Percent           6%  6%  6%  6%  6%  5%  4%  3%  2%  1%  0%
--------------------------------------------------------------
Age of Payment    0   1   2   3   4   5   6   7   8   9  10+
in Complete Years
--------------------------------------------------------------

    The total surrender charges on a contract will never exceed 9% of the total payments, and the applicable level of sales charge cannot be changed with respect to outstanding contracts.

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's Maturity Date if the annuitant is alive and the contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within 10 years after the Maturity Date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. Generally, the Maturity Date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the contract. The number of Annuity Units in each subaccount to be credited is based on the value of the Accumulation Units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the Maturity Date of the contract, elect any of the other annuity payment options described below. If the Maturity date occurs in the first contract Year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract Values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.


OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract Value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract Value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its Maturity Date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract Value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading and we are open for business. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a subaccount.
The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the subaccount at the beginning of the Valuation Period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract Value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market subaccount and those portions designated for the GIA will be allocated to that Account. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the Units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the Maturity Date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the Maturity Date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, or where the annuity contract is an immediate annuity.


SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]   55% in any 1 investment

[diamond]   70% in any 2 investments

[diamond]   80% in any 3 investments

[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. contract owners should consult their employers to determine whether the employer has complied with these rules. contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must equal at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    The principal underwriter of the contracts is Phoenix Equity Planning Corporation ("PEPCO"). PEPCO is located at 56 Prospect Street, Hartford, Connecticut. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG and PEPCO are indirect, wholly-owned subsidiaries of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Susan E. Schechter, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A-1
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
FOR GROUP STRATEGIC EDGE AND BIG EDGE PLUS CONTRACTS
--------------------------------------------------------------------------------

     THE TABLES ON THE FOLLOWING PAGES GIVE THE HISTORICAL UNIT VALUES FOR A SINGLE SHARE OF EACH OF THE AVAILABLE SUBACCOUNTS. THE FOLLOWING TABLES CONTAIN HIGHLIGHTS ONLY; MORE INFORMATION IS IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND IN THE SEPARATE ACCOUNT'S ANNUAL REPORT. YOU MAY OBTAIN A COPY OF THE SAI FREE OF CHARGE BY CALLING VAO AT 800.541.0171 OR BY WRITING TO:

                  VARIABLE PRODUCTS MAIL OPERATIONS
                  PO BOX 8027
                  BOSTON, MA 02266-8027



                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.843               $2.363                 46,785
         From 1/1/99 to 12/31/99                                          $2.223               $2.843                 55,670
         From 1/1/98 to 12/31/98                                          $1.759               $2.223                 65,866
         From 1/1/97 to 12/31/97                                          $1.590               $1.759                 76,704
         From 1/1/96 to 12/31/96                                          $1.357               $1.590                 80,535
         From 1/1/95 to 12/31/95                                          $1.253               $1.357                 78,985
         From 1/1/94 to 12/31/94                                          $1.268               $1.253                 88,400
         From 1/1/93 to 12/31/93                                          $0.928               $1.268                 39,929
         From 1/1/92 to 12/31/92                                          $1.077               $0.928                 12,307
         From 1/1/91 to 12/31/91                                          $0.911               $1.077                  4,364
         From 5/1/90* to 12/31/90                                         $1.000               $0.911                  1,616

PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.937               $0.778                  5,490
         From 1/1/99 to 12/31/99                                          $0.629               $0.937                  9,185
         From 1/1/98 to 12/31/98                                          $0.666               $0.629                  8,543
         From 1/1/97 to 12/31/97                                          $0.998               $0.666                  9,542
         From 9/17/96* to 12/31/96                                        $1.000               $0.998                  8,125

PHOENIX-BANKERS TRUST DOW 30
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.025               $0.9556                10,760
         From 12/15/99* to 12/31/99                                       $1.000               $1.025                  5,011

PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/15/00 to 12/31/00                                         $1.00                $0.629                  6,610

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.491               $1.926                  6,575
         From 1/1/99 to 12/31/99                                          $1.441               $1.491                  8,408
         From 1/1/98 to 12/31/98                                          $1.851               $1.441                 14,027
         From 1/1/97 to 12/31/97                                          $1.536               $1.851                 19,835
         From 1/1/96 to 12/31/96                                          $1.168               $1.536                 12,614
         From 5/1/95* to 12/31/95                                         $1.000               $1.168                  7,009


*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                         $17.699               $14.371                58,574
         From 1/1/99 to 12/31/99                                         $13.819               $17.699                70,239
         From 1/1/98 to 12/31/98                                         $10.762               $13.819                83,410
         From 1/1/97 to 12/31/97                                          $8.999               $10.762                97,099
         From 1/1/96 to 12/31/96                                          $8.094               $8.999                100,833
         From 1/1/95 to 12/31/95                                          $6.261               $8.094                 94,344
         From 1/1/94 to 12/31/94                                          $6.248               $6.261                 76,226
         From 1/1/93 to 12/31/93                                          $5.285               $6.248                 52,751
         From 1/1/92 to 12/31/92                                          $4.851               $5.285                 29,531
         From 1/1/91 to 12/31/91                                          $3.441               $4.851                 12,343
         From 1/1/90 to 12/31/90                                          $3.348               $3.441                  4,415

PHOENIX-ENGEMANN NIFTY FIFTY
====================================================================================================================================
         From 1/1/00 to 12/3100                                           $1.631               $1.319                 15,227
         From 1/1/99 to 12/3199                                           $1.250               $1.631                 13,262
         From 3/3/98* to 12/3198                                          $1.000               $1.250                  4,459

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 8/15/00* to 12/31/00                                        $1.000               $0.844                  5,508

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.985               $1.155                  6,110
         From 12/15/99* to 12/3199                                        $1.000               $0.985                  5,068

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.316               $2.425                 21,301
         From 1/1/99 to 12/31/99                                          $2.237               $2.316                 39,832
         From 1/1/98 to 12/31/98                                          $2.155               $2.237                 34,700
         From 1/1/97 to 12/31/97                                          $2.075               $2.155                 32,025
         From 1/1/96 to 12/31/96                                          $2.000               $2.075                 40,530
         From 1/1/95 to 12/31/95                                          $1.916               $2.000                 37,026
         From 1/1/94 to 12/31/94                                          $1.868               $1.916                 38,007
         From 1/1/93 to 12/31/93                                          $1.839               $1.868                 30,143
         From 1/1/92 to 12/31/92                                          $1.798               $1.839                 27,132
         From 1/1/91 to 12/31/91                                          $1.717               $1.798                 15,331
         From 1/1/90 to 12/31/90                                          $1.607               $1.717                  8,723

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $3.971               $4.176                 15,854
         From 1/1/99 to 12/31/99                                          $3.813               $3.971                 19,760
         From 1/1/98 to 12/31/98                                          $4.023               $3.813                 25,246
         From 1/1/97 to 12/31/97                                          $3.671               $4.023                 29,600
         From 1/1/96 to 12/31/96                                          $3.307               $3.671                 27,079
         From 1/1/95 to 12/31/95                                          $2.710               $3.307                 25,435
         From 1/1/94 to 12/31/94                                          $2.903               $2.710                 20,608
         From 1/1/93 to 12/31/93                                          $2.536               $2.903                 19,839
         From 1/1/92 to 12/31/92                                          $2.332               $2.536                 10,612
         From 1/1/91 to 12/31/91                                          $1.975               $2.332                  3,480
         From 1/1/90 to 12/31/90                                          $1.900               $1.975                  1,438


*Date subaccount began operations


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.346                $1.758                 7,857
         From 1/1/99 to 12/31/99                                          $1.097                $1.346                 5,131
         From 3/3/98* to 12/31/98                                         $1.000                $1.097                 4,715

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.606                $1.404                17,940
         From 1/1/99 to 12/31/99                                          $1.368                $1.606                22,357
         From 1/1/98 to 12/31/98                                          $1.052                $1.368                18,649
         From 7/15/97* to 12/31/97                                        $1.000                $1.052                22,856

PHOENIX-JANUS EQUITY INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.058                $0.981                 5,663
         From 12/15/99* to 12/31/99                                       $1.000                $1.058                 2,009

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.000                $1.051                 6,253
         From 12/20/99* to 12/31/99                                       $1.000                $1.000                 5,000

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.059                $0.929                20,297
         From 12/15/99* to 12/31/99                                       $1.000                $1.059                 2,189

PHOENIX-MORGAN STANLEY FOCUS EQUITY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.003                $0.911                 5,597
         From 12/15/99* to 12/31/99                                       $1.000                $1.063                 5,004

PHOENIX-OAKHURST BALANCED
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.241                $2.225                67,761
         From 1/1/99 to 12/31/99                                          $2.034                $2.241                83,532
         From 1/1/98 to 12/31/98                                          $1.731                $2.034                99,624
         From 1/1/97 to 12/31/97                                          $1.486                $1.731               110,735
         From 1/1/96 to 12/31/96                                          $1.361                $1.486               118,572
         From 1/1/95 to 12/31/95                                          $1.117                $1.361               126,919
         From 1/1/94 to 12/31/94                                          $1.164                $1.117               130,797
         From 1/1/93 to 12/31/93                                          $1.085                $1.164               123,929
         From 5/1/92* to 12/31/92                                         $1.000                $1.085                39,740

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.378                $1.271                22,597
         From 1/1/99 to 12/31/99                                          $1.192                $1.378                23,888
         From 3/3/98* to 12/31/98                                         $1.000                $1.192                16,396



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $5.796               $5.758                 36,950
         From 1/1/99 to 12/31/99                                          $5.275               $5.796                 45,169
         From 1/1/98 to 12/31/98                                          $4.422               $5.275                 55,361
         From 1/1/97 to 12/31/97                                          $3.708               $4.422                 64,407
         From 1/1/96 to 12/31/96                                          $3.443               $3.708                 69,901
         From 1/1/95 to 12/31/95                                          $2.948               $3.443                 73,165
         From 1/1/94 to 12/31/94                                          $3.029               $2.948                 68,860
         From 1/1/93 to 12/31/93                                          $2.763               $3.029                 53,869
         From 1/1/92 to 12/31/92                                          $2.528               $2.763                 30,431
         From 1/1/91 to 12/31/91                                          $1.979               $2.528                 13,524
         From 1/1/90 to 12/31/90                                          $1.895               $1.979                  7,031

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 11/20/00* to 12/31/00                                       $1.000               $1.042                  7,280

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.777               $0.897                  5,940
         From 1/1/99 to 12/31/99                                          $0.877               $0.777                  4,324
         From 3/3/98* to 12/31/98                                         $1.000               $0.877                  4,559

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 11/20/00* to 12/31/00                                       $1.000               $1.063                  2,379

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.733               $1.947                 11,724
         From 1/1/99 to 12/31/99                                          $1.205               $1.733                  5,256
         From 3/3/98* to 12/31/98                                         $1.000               $1.205                  3,535

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.762               $2.415                 28,996
         From 1/1/99 to 12/31/99                                          $1.804               $2.762                 25,471
         From 1/1/98 to 12/31/98                                          $1.262               $1.804                 21,470
         From 1/1/97 to 12/31/97                                          $1.091               $1.262                 23,027
         From 1/29/96* to 12/31/96                                        $1.000               $1.091                 17,311

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/13/00* to 12/31/00                                        $1.000               $0.778                  2,174

EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.216               $1.000                  1,045
         From 8/5/99* to 12/31/99                                         $1.000               $1.216                    173

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.994               $1.089                  2,176
         From 12/15/99* to 12/31/99                                       $1.000               $0.994                  1,802

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.007               $0.905                  1,288
         From 12/15/99* to 12/31/99                                       $1.000               $1.007                    161

VIP CONTRAFUND(R)
====================================================================================================================================
         From 6/20/00* to 12/31/00                                        $1.000               $0.925                  1,612



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
VIP GROWTH OPPORTUNITIES
====================================================================================================================================
         From 6/21/00* to 12/31/00                                        $1.000               $0.833                    339

VIP GROWTH
====================================================================================================================================
         From 6/16/00* to 12/31/00                                        $1.000               $0.849                  1,819

MUTUAL SHARES SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.095               $1.216                    594
         From 1/1/99 to 12/31/99                                          $1.015               $1.095                    399
         From 11/11/98* to 12/31/98                                       $1.000               $1.015                    124

TEMPLETON ASSET STRATEGY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.365               $1.349                  3,571
         From 1/1/99 to 12/31/99                                          $1.128               $1.365                  3,646
         From 1/1/98 to 12/31/98                                          $1.076               $1.128                  4,579
         From 5/2/97* to 12/31/97                                         $1.000               $1.076                  4,254

TEMPLETON DEVELOPING MARKETS SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.787               $0.528                  3,859
         From 1/1/99 to 12/31/99                                          $0.520               $0.787                  5,109
         From 1/1/98 to 12/31/98                                          $0.666               $0.520                  4,248
         From 5/1/97* to 12/31/97                                         $1.000               $0.666                  4,166

TEMPLETON GROWTH SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.348               $1.427                  4,624
         From 1/1/99 to 12/31/99                                          $1.059               $1.348                  5,173
         From 1/1/98 to 12/31/98                                          $1.062               $1.059                  7,999
         From 5/1/97* to 12/31/97                                         $1.000               $1.062                  7,841

TEMPLETON INTERNATIONAL SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.410               $1.360                  5,543
         From 1/1/99 to 12/31/99                                          $1.159               $1.410                  6,232
         From 1/1/98 to 12/31/98                                          $1.076               $1.159                  7,109
         From 5/5/97* to 12/31/97                                         $1.000               $1.076                  6,907

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.074               $0.811                 16,662
         From 12/20/99* to 12/31/99                                       $1.000               $1.074                    183

WANGER FOREIGN FORTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.819               $1.768                  2,242
         From 2/1/99* to 12/31/99                                         $1.000               $1.819                  1,308

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $4.353               $3.097                 30,744
         From 1/1/99 to 12/31/99                                          $1.946               $4.353                 34,351
         From 1/1/98 to 12/31/98                                          $1.693               $1.946                 40,116
         From 1/1/97 to 12/31/97                                          $1.740               $1.693                 47,318
         From 1/1/96 to 12/31/96                                          $1.335               $1.740                 37,820
         From 5/1/95* to 12/31/95                                         $1.000               $1.335                  7,738



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WANGER TWENTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.328               $1.436                  2,560
         From 2/1/99* to 12/31/99                                         $1.000               $1.328                  1,976

WANGER U.S. SMALL CAP
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.837               $2.573                 55,246
         From 1/1/99 to 12/31/99                                          $2.297               $2.837                 62,519
         From 1/1/98 to 12/31/98                                          $2.139               $2.297                 77,960
         From 1/1/97 to 12/31/97                                          $1.674               $2.139                 83,070
         From 1/1/96 to 12/31/96                                          $1.156               $1.674                 58,623
         From 5/1/95* to 12/31/95                                         $1.000               $1.156                 17,039



*Date subaccount began operations.

APPENDIX A-2
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
FOR THE BIG EDGE CHOICE FOR NEW YORK CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.015               $1.077                  4,407
         From 1/1/99 to 12/31/99                                          $1.015               $1.297                  2,753
         From 6/17/98* to 12/31/98                                        $1.000               $1.015                  1,504

PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.732               $1.435                    274
         From 1/1/99 to 12/31/99                                          $1.163               $1.732                    140
         From 6/16/98* to 12/31/98                                        $1.000               $1.163                     19

PHOENIX-BANKERS TRUST DOW 30
====================================================================================================================================
         From 3/1/00* to 12/31/00                                         $1.000               $1.060                    121

PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 9/18/00* to 12/31/00                                        $1.000               $0.576                     72

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.877               $1.132                    312
         From 1/1/99 to 12/31/99                                          $0.849               $0.877                    117
         From 6/9/98* to 12/31/98                                         $1.000               $0.849                    125

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.442               $1.169                 25,577
         From 1/1/99 to 12/31/99                                          $1.127               $1.442                 19,890
         From 5/14/98* to 12/31/98                                        $1.000               $1.127                  9,416

PHOENIX-ENGEMANN NIFTY FIFTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.555               $1.256                  3,274
         From 1/1/99 to 12/31/99                                          $1.193               $1.555                  1,760
         From 5/28/98* to 12/31/98                                        $1.000               $1.193                    245

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 8/15/00* to 12/31/00                                        $1.000               $0.765                     43

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
         From 2/8/00* to 12/31/00                                         $1.000               $ 1.135                    61

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.058               $1.107                  2,115
         From 1/1/99 to 12/31/99                                          $1.023               $1.058                  2,200
         From 5/14/98* to 12/31/98                                        $1.000               $1.023                  1,608

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.969               $1.018                  3,183
         From 1/1/99 to 12/31/99                                          $0.932               $0.969                  2,559
         From 5/15/98* to 12/31/98                                        $1.000               $0.932                  1,578



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.335               $1.741                    747
         From 1/1/99 to 12/31/99                                          $1.089               $1.335                    292
         From 6/16/98* to 12/31/98                                        $1.000               $1.089                    136

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.299               $1.134                  2,609
         From 1/1/99 to 12/31/99                                          $1.108               $1.299                  2,055
         From 5/13/98* to 12/31/98                                        $1.000               $1.108                    920

PHOENIX-JANUS EQUITY INCOME
====================================================================================================================================
         From 1/27/00* to 12/31/00                                        $1.000               $0.923                    404

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 1/27/00* to 12/31/00                                        $1.000               $1.049                    191

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 1/4/00* to 12/31/00                                         $1.000               $0.911                  2,702

PHOENIX-MORGAN STANLEY FOCUS EQUITY
====================================================================================================================================
         From 1/10/00* to 12/31/00                                        $1.000               $0.855                     28

PHOENIX-OAKHURST BALANCED
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.216               $1.206                  3,210
         From 1/1/99 to 12/31/99                                          $1.105               $1.216                  2,576
         From 6/3/98* to 12/31/98                                         $1.000               $1.105                  1,185

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.295               $1.193                  4,890
         From 1/1/99 to 12/31/99                                          $1.122               $1.295                  3,531
         From 5/28/98* to 12/31/98                                        $1.000               $1.122                    825

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.233               $1.224                  4,828
         From 1/1/99 to 12/31/99                                          $1.124               $1.233                  3,590
         From 6/2/98* to 12/31/98                                         $1.000               $1.124                  1,495

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.783               $0.903                    382
         From 1/1/99 to 12/31/99                                          $0.885               $0.783                    279
         From 5/28/98* to 12/31/98                                        $1.000               $0.885                    162

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.658               $1.861                  1,245
         From 1/1/99 to 12/31/99                                          $1.154               $1.658                    483
         From 5/28/98* to 12/31/98                                        $1.000               $1.154                    203



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.066               $1.804                  3,919
         From 1/1/99 to 12/31/99                                          $1.351               $2.066                  2,047
         From 6/16/98* to 12/31/98                                        $1.000               $1.351                    148

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/6/00* to 12/31/00                                         $1.000               $0.789                    167

EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.108               $0.911                    237
         From 11/10/99* to 12/31/99                                       $1.000               $1.108                     44

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.008               $1.103                    133
         From 9/1/99* to 12/31/99                                         $1.000               $1.008                     33

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.006               $0.903                    148
         From 8/6/99* to 12/31/99                                         $1.000               $1.006                     98

VIP CONTRAFUND(R)
====================================================================================================================================
         From 7/3/00* to 12/31/00                                         $1.000               $0.933                    108

VIP GROWTH OPPORTUNITIES
====================================================================================================================================
         From 9/19/00* to 12/31/00                                        $1.000               $0.879                     26

VIP GROWTH
====================================================================================================================================
         From 7/6/00* to 12/31/00                                         $1.000               $0.850                    227

MUTUAL SHARES SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.074               $1.191                    112
         From 1/1/99 to 12/31/99                                          $1.033               $1.074                      9
         From 12/11/98* to 12/31/98                                       $1.000               $1.033                     25

TEMPLETON ASSET STRATEGY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.211               $1.195                    175
         From 1/1/99 to 12/31/99                                          $1.002               $1.211                    103
         From 6/16/98* to 12/31/98                                        $1.000               $1.002                     48

TEMPLETON DEVELOPING MARKETS
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.788               $1.198                    185
         From 1/1/99 to 12/31/99                                          $1.182               $1.788                    134
         From 8/18/98* to 12/31/98                                        $1.000               $1.182                     22

TEMPLETON GROWTH SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.142               $1.207                    197
         From 1/1/99 to 12/31/99                                          $0.899               $1.142                    125
         From 6/2/98* to 12/31/98                                         $1.000               $0.899                     75

TEMPLETON INTERNATIONAL SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.137               $1.095                    659
         From 1/1/99 to 12/31/99                                          $0.935               $1.137                    321
         From 5/28/98* to 12/31/98                                        $1.000               $0.935                    181



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/10/00* to 12/31/00                                        $1.000               $0.754                  1,674

WANGER FOREIGN FORTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.840               $1.786                    445
         From 2/17/99* to 12/31/99                                        $1.000               $1.840                    210

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.380               $1.691                  1,910
         From 1/1/99 to 12/31/99                                          $1.065               $2.380                  1,214
         From 6/17/98* to 12/31/98                                        $1.000               $1.065                    381

WANGER TWENTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.384               $1.494                    466
         From 2/17/99* to 12/31/99                                        $1.000               $1.384                    243

WANGER U.S. SMALL CAP
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.149               $1.040                  6,644
         From 1/1/99 to 12/31/99                                          $0.931               $1.149                  4,017
         From 5/15/98* to 12/31/98                                        $1.000               $0.931                  1,825



*Date subaccount began operations.

APPENDIX A-3
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION) FOR BIG EDGE CONTRACTS
--------------------------------------------------------------------------------


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.911               $2.427                  1,732
         From 1/1/99 to 12/31/99                                          $2.271               $2.911                  2,159
         From 1/1/98 to 12/31/98                                          $1.793               $2.271                  2,641
         From 1/1/97 to 12/31/97                                          $1.616               $1.793                  2,998
         From 1/1/96 to 12/31/96                                          $1.376               $1.616                  3,337
         From 1/1/95 to 12/31/95                                          $1.268               $1.376                  3,762
         From 1/1/94 to 12/31/94                                          $1.280               $1.268                  5,926
         From 1/1/93 to 12/31/93                                          $0.934               $1.280                  3,309
         From 1/1/92 to 12/31/92                                          $1.082               $0.934                  1,401
         From 1/1/91 to 12/31/91                                          $0.913               $1.082                    816
         From 5/1/90* to 12/31/90                                         $1.000               $0.913                    490

PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.944               $0.785                     45
         From 1/1/99 to 12/31/99                                          $0.636               $0.944                     48
         From 1/1/98 to 12/31/98                                          $0.668               $0.636                    186
         From 1/1/97 to 12/31/97                                          $0.998               $0.668                    223
         From 9/17/96* to 12/31/96                                        $1.000               $0.998                    395

PHOENIX-BANKERS TRUST DOW 30
====================================================================================================================================

PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/30/00* to 12/31/00                                        $1.000               $0.635                     98

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.489               $1.929                    221
         From 1/1/99 to 12/31/99                                          $1.436               $1.489                    128
         From 1/1/98 to 12/31/98                                          $1.840               $1.436                    282
         From 1/1/97 to 12/31/97                                          $1.523               $1.840                    405
         From 1/1/96 to 12/31/96                                          $1.155               $1.523                    189
         From 5/1/95* to 12/31/95                                         $1.000               $1.155                     34



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                         $18.273               $14.874                 3,895
         From 1/1/99 to 12/31/99                                         $14.232               $18.273                 4,718
         From 1/1/98 to 12/31/98                                         $11.056               $14.232                 5,404
         From 1/1/97 to 12/31/97                                          $9.222               $11.056                 6,273
         From 1/1/96 to 12/31/96                                          $8.274               $9.222                  7,215
         From 1/1/95 to 12/31/95                                          $6.384               $8.274                  8,153
         From 1/1/94 to 12/31/94                                          $6.355               $6.384                  8,351
         From 1/1/93 to 12/31/93                                          $5.363               $6.355                  8,671
         From 1/1/92 to 12/31/92                                          $4.911               $5.363                  8,652
         From 1/1/91 to 12/31/91                                          $3.475               $4.911                  7,280
         From 1/1/90 to 12/31/90                                          $3.373               $3.475                  6,658

PHOENIX-ENGEMANN NIFTY FIFTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.634               $1.325                    534
         From 1/1/99 to 12/3199                                           $1.249               $1.634                    461
         From 3/10/98* to 12/3198                                         $1.000               $1.249                    171

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 7/7/00* to 12/31/00                                         $1.000               $0.757                    218

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
====================================================================================================================================
         From 1/11/00* to 12/31/00                                        $1.000               $1.105                     21

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.391               $2.510                  1,638
         From 1/1/99 to 12/31/99                                          $2.304               $2.391                  3,253
         From 1/1/98 to 12/31/98                                          $2.214               $2.304                  2,845
         From 1/1/97 to 12/31/97                                          $2.126               $2.214                  2,264
         From 1/1/96 to 12/31/96                                          $2.045               $2.126                  3,460
         From 1/1/95 to 12/31/95                                          $1.954               $2.045                  3,457
         From 1/1/94 to 12/31/94                                          $1.901               $1.954                  4,649
         From 1/1/93 to 12/31/93                                          $1.866               $1.901                  4,617
         From 1/1/92 to 12/31/92                                          $1.820               $1.866                  8,601
         From 1/1/91 to 12/31/91                                          $1.735               $1.820                 10,289
         From 1/1/90 to 12/31/90                                          $1.620               $1.735                 13,110

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $4.098               $4.321                  1,542
         From 1/1/99 to 12/31/99                                          $3.925               $4.098                  1,723
         From 1/1/98 to 12/31/98                                          $4.143               $3.925                  2,315
         From 1/1/97 to 12/31/97                                          $3.761               $4.143                  3,556
         From 1/1/96 to 12/31/96                                          $3.379               $3.761                  4,114
         From 1/1/95 to 12/31/95                                          $2.763               $3.379                  4,418
         From 1/1/94 to 12/31/94                                          $2.953               $2.763                  4,839
         From 1/1/93 to 12/31/93                                          $2.573               $2.953                  5,798
         From 1/1/92 to 12/31/92                                          $2.361               $2.573                  5,539
         From 1/1/91 to 12/31/91                                          $1.994               $2.361                  5,541
         From 1/1/90 to 12/31/90                                          $1.914               $1.994                  5,085



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.280               $1.675                    298
         From 1/1/99 to 12/31/99                                          $1.040               $1.280                     58
         From 5/21/98* to 12/31/98                                        $1.000               $1.040                     31

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.565               $1.371                  1,105
         From 1/1/99 to 12/31/99                                          $1.330               $1.565                  1,082
         From 1/1/98 to 12/31/98                                          $1.020               $1.330                  1,139
         From 7/15/97* to 12/31/97                                        $1.000               $1.020                    600

PHOENIX-JANUS EQUITY INCOME
====================================================================================================================================
         From 1/11/00* to 12/31/00                                       $ 1.000               $0.950                     85

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 2/24/00* to 12/31/00                                        $1.000               $1.037                      2

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 2/24/00* to 12/31/00                                        $1.012               $0.890                  1,574
         From 12/28/99* to 12/31/99                                       $1.000               $1,012                     62

PHOENIX-MORGAN STANLEY FOCUS EQUITY
====================================================================================================================================
         From 2/24/00* to 12/31/00                                        $1.000               $0.865                     19

PHOENIX-OAKHURST BALANCED
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.285               $2.273                  1,880
         From 1/1/99 to 12/31/99                                          $2.068               $2.285                  2,515
         From 1/1/98 to 12/31/98                                          $1.755               $2.068                  2,588
         From 1/1/97 to 12/31/97                                          $1.503               $1.755                  2,885
         From 1/1/96 to 12/31/96                                          $1.373               $1.503                  3,271
         From 1/1/95 to 12/31/95                                          $1.124               $1.373                  4,027
         From 1/1/94 to 12/31/94                                          $1.169               $1.124                  4,732
         From 1/1/93 to 12/31/93                                          $1.087               $1.169                  5,601
         From 5/1/92* to 12/31/92                                         $1.000               $1.087                  3,283

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.384               $1.280                    780
         From 1/1/99 to 12/31/99                                          $1.195               $1.384                  1,146
         From 3/4/98* to 12/31/98                                         $1.000               $1.195                    429

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $5.987               $5.963                  8,681
         From 1/1/99 to 12/31/99                                          $5.435               $5.987                 10,148
         From 1/1/98 to 12/31/98                                          $4.544               $5.435                 11,665
         From 1/1/97 to 12/31/97                                          $3.801               $4.544                 13,378
         From 1/1/96 to 12/31/96                                          $3.521               $3.801                 15,341
         From 1/1/95 to 12/31/95                                          $3.009               $3.521                 18,038
         From 1/1/94 to 12/31/94                                          $3.082               $3.009                 19,981
         From 1/1/93 to 12/31/93                                          $2.804               $3.082                 23,027
         From 1/1/92 to 12/31/92                                          $2.560               $2.804                 23,424
         From 1/1/91 to 12/31/91                                          $1.999               $2.560                 22,916
         From 1/1/90 to 12/31/90                                          $1.909               $1.999                 22,667



*Date subaccount began operations.



                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.763               $0.883                    117
         From 1/1/99 to 12/31/99                                          $0.858               $0.763                     56
         From 3/17/98* to 12/31/98                                        $1.000               $0.858                     96

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.568               $1.766                    998
         From 1/1/99 to 12/31/99                                          $1.088               $1.568                    199
         From 4/16/98* to 12/31/98                                        $1.000               $1.088                     43

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.770               $2,428                  1,470
         From 1/1/99 to 12/31/99                                          $1.805               $2.770                  1,023
         From 1/1/98 to 12/31/98                                          $1.260               $1.805                    479
         From 1/1/97 to 12/31/97                                          $1.086               $1.260                    737
         From 1/29/96* to 12/31/96                                        $1.000               $1.086                    621

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/20/00* to 12/31/00                                        $1.000               $0.742                    267

EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1,177               $0.971                     56
         From 9/23/99* to 12/31/99                                        $1.000               $1.177                     22

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 2/8/00 to 12/31/00                                          $1.000               $1.102                     47

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 3/31/00 to 12/31/00                                         $1.000               $0.936                    451

VIP CONTRAFUND(R)
====================================================================================================================================
         From 7/7/00* to 12/31/00                                         $1.000               $0.936                    141

VIP GROWTH OPPORTUNITIES
====================================================================================================================================
         From 7/7/00* to 12/31/00                                         $1.000               $0.857                     55

VIP GROWTH
====================================================================================================================================
         From 7/7/00* to 12/31/00                                         $1.000               $0.843                    216

MUTUAL SHARES
====================================================================================================================================

TEMPLETON ASSET STRATEGY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.316               $1.304                     69
         From 1/1/99 to 12/31/99                                          $1.085               $1.316                    128
         From 1/1/98 to 12/31/98                                          $1.033               $1.085                    131
         From 6/2/97* to 12/31/97                                         $1.000               $1.033                    152



*Date subaccount began operations.


                                                                        SUBACCOUNT           SUBACCOUNT        SHARES OUTSTANDING
                                                                        UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $0.802               $0.539                    587
         From 1/1/99 to 12/31/99                                          $0.528               $0.802                    721
         From 1/1/98 to 12/31/98                                          $0.676               $0.528                    711
         From 5/15/97* to 12/31/97                                        $1.000               $0.676                    718

TEMPLETON GROWTH SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.356               $1.439                    125
         From 1/1/99 to 12/31/99                                          $1.063               $1.356                     48
         From 1/1/98 to 12/31/98                                          $1.064               $1.063                    123
         From 5/1/97* to 12/31/97                                         $1.000               $1.064                    116

TEMPLETON INTERNATIONAL SECURITIES
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.283               $1.241                    196
         From 1/1/99 to 12/31/99                                          $1.052               $1.283                    201
         From 1/1/98 to 12/31/98                                          $0.974               $1.052                    211
         From 7/2/97* to 12/31/97                                         $1.000               $0.974                    144

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.031               $0.780                  1,291
         From 12/24/99* to 12/31/99                                       $1.000               $1.031                    163

WANGER FOREIGN FORTY
====================================================================================================================================
         From 6/20/00* to 12/31/00                                        $1.000               $0.996                    204

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $4.083
         From 1/1/99 to 12/31/99                                          $1.821               $4.083                  1,216
         From 1/1/98 to 12/31/98                                          $1.581               $1.821                  1,320
         From 1/1/97 to 12/31/97                                          $1.620               $1.581                  1,630
         From 1/1/96 to 12/31/96                                          $1.240               $1.620                  1,632
         From 5/1/95* to 12/31/95                                         $1.000               $1.240                    194

WANGER TWENTY
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $1.085               $1.176                    125
         From 3/8/99* to 12/31/99                                         $1.000               $1.085                     21

WANGER U.S. SMALL CAP
====================================================================================================================================
         From 1/1/00 to 12/31/00                                          $2.870               $2.609                  1,210
         From 1/1/99 to 12/31/99                                          $2.317               $2.870                  1,825
         From 1/1/98 to 12/31/98                                          $2.154               $2.317                  3,662
         From 1/1/97 to 12/31/97                                          $1.681               $2.154                  3,346
         From 1/1/96 to 12/31/96                                          $1.158               $1.681                  2,888
         From 5/1/95* to 12/31/95                                         $1.000               $1.158                    460



*Date subaccount began operations.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.
    Fixed annuity payments made to annuitants under the contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the contracts regardless of its actual expenses.
    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.
    The amount of investment income allocated to the contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.
    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.
    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.
    We are aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, contract owners and shareholders.
    Excess interest, if any, will be credited on the GIA contract value. We guarantee that, at any time, the GIA contract value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which We may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the owner surrenders the contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."
    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").
    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A PERIOD OF 6 MONTHS OR LONGER. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:
   YEAR ONE: 25%      YEAR TWO: 33%        YEAR THREE: 50%       YEAR FOUR: 100%

APPENDIX C
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED

California ..........................................                             X                   2.35%            0.50%


Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth  of Puerto Rico.........................                             X                   1.00%            1.00%


NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

1 "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

APPENDIX D
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.


FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.


GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuities (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

[diamond] Contracts with a Maturity Date in the first contract year--$10,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Home Life Mutual Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VAO: The Variable Annuity Operations.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations Division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

                                                                     [VERSION C]

                                                          THE PHOENIX EDGE(R)-VA
                                                                    FOR NEW YORK

                                                                VARIABLE ANNUITY

                                                                       Issued by


                                                        PHOENIX HOME LIFE MUTUAL
                                                               INSURANCE COMPANY



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:



[envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
             PO Box 8027
             Boston, MA 02266-8027
[telephone]  Tel. 800/541-0171





PROSPECTUS                                                        MARCH 30, 2001



    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options.


    You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Home Life Variable Accumulation Account ("Account") or the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-Aberdeen New Asia Series
   [diamond]   Phoenix-Bankers Trust Dow 30 Series
   [diamond]   Phoenix-Bankers Trust Nasdaq 100-Index(R) Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Nifty Fifty Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Federated U.S. Government Bond Series(1)
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Hollister Value Equity Series
   [diamond]   Phoenix-J.P. Morgan Research Enhanced Index Series
   [diamond]   Phoenix-Janus Equity Income Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Janus Growth Series
   [diamond]   Phoenix-Morgan Stanley Focus Equity Series
   [diamond]   Phoenix-Oakhurst Balanced Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
   [diamond]   EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
   [diamond]   Mutual Shares Securities Fund -- Class 2
   [diamond]   Templeton Asset Strategy Fund -- Class 2
   [diamond]   Templeton Developing Markets Securities Fund -- Class 2
   [diamond]   Templeton Growth Securities Fund -- Class 2
   [diamond]   Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger Foreign Forty
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Twenty
   [diamond]   Wanger U.S. Small Cap

1 This series is no longer available for new investments. Payment allocations can be made only if you elected this investment option prior to February 16, 2001.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated March 30, 2001 has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171. See the section entitled, "SAI" for the Table of Contents.

                                TABLE OF CONTENTS
----------------------------------------------------------------
Heading                                                    Page
----------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   13
FINANCIAL HIGHLIGHTS......................................   16
PERFORMANCE HISTORY.......................................   16
THE VARIABLE ACCUMULATION ANNUITY.........................   16
PHOENIX AND THE ACCOUNT ..................................   16
INVESTMENTS OF THE ACCOUNT................................   17
   The Phoenix Edge Series Fund...........................   17
   AIM Variable Insurance Funds...........................   18
   The Alger American Fund................................   18
   Deutsche Asset Management VIT Funds....................   18
   Federated Insurance Series.............................   18
   Fidelity(R) Variable Insurance Products................   19
   Franklin Templeton Variable Insurance Products Trust...   19
   The Universal Institutional Funds, Inc.................   19
   Wanger Advisors Trust..................................   19
   Investment Advisors....................................   20
   Services of the Advisors...............................   21
PURCHASE OF CONTRACTS.....................................   21
DEDUCTIONS AND CHARGES....................................   21
   Deductions from the Separate Account...................   21
     Premium Tax..........................................   21
     Surrender Charges....................................   22
     Mortality and Expense Risk Fee.......................   22
     Administrative Fee...................................   23
     Administrative Charge................................   23
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates......................................    23
     Other Charges........................................   23
THE ACCUMULATION PERIOD...................................   23
   Accumulation Units.....................................   23
   Accumulation Unit Values...............................   23
   Transfers .............................................   24
   Optional Programs and Benefits.........................   24
     Dollar Cost Averaging Program........................   24
     Asset Rebalancing Program............................   24
     Enhanced Option 1 Rider..............................   25
     Nursing Home Waiver..................................   25
   Surrender of Contract; Partial Withdrawals.............   25
   Lapse of Contract......................................   25
   Payment Upon Death Before Maturity Date ...............   25
THE ANNUITY PERIOD........................................   27
   Variable Accumulation Annuity Contracts................   27
   Annuity Payment Options ...............................   27
     Other Options and Rates..............................   29
     Other Conditions.....................................   29
   Payment Upon Death After Maturity Date.................   29
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   29
   Valuation Date.........................................   29
   Valuation Period.......................................   29
   Accumulation Unit Value................................   29
   Net Investment Factor..................................   30
MISCELLANEOUS PROVISIONS..................................   30
   Assignment.............................................   30
   Deferment of Payment ..................................   30
   Free Look Period.......................................   30
   Amendments to Contracts................................   30
   Substitution of Fund Shares............................   30
   Ownership of the Contract..............................   30
FEDERAL INCOME TAXES......................................   31
   Introduction...........................................   31
   Income Tax Status......................................   31
   Taxation of Annuities in General--Non-Qualified Plans..   31
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   31
     Surrenders or Withdrawals On or After the Contract
       Maturity Date......................................   31
     Penalty Tax on Certain Surrenders and Withdrawals....   32
   Additional Considerations..............................   32
   Diversification Standards .............................   33
   Qualified Plans........................................   33
     Tax Sheltered Annuities ("TSAs") ....................   34
     Keogh Plans..........................................   35
     Individual Retirement Accounts.......................   35
     Corporate Pension and Profit-Sharing Plans...........   35
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Contracts...........................   35
     Seek Tax Advice......................................   36
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   36
STATE REGULATION..........................................   36
REPORTS...................................................   36
VOTING RIGHTS.............................................   36
LEGAL MATTERS.............................................   37
SAI.......................................................   37
APPENDIX A--THE GUARANTEED INTEREST ACCOUNT...............  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES..................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS.....................  C-1

                              SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                            ALL SUBACCOUNTS
                                                                                               ---------------


Sales Charges Imposed on Purchases........................................................          None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1..................................................           7%
    Age of Payment in Complete Years 1-2..................................................           7%
    Age of Payment in Complete Years 2-3..................................................           6%
    Age of Payment in Complete Years 3-4..................................................           6%
    Age of Payment in Complete Years 4-5..................................................           5%
    Age of Payment in Complete Years 5-6..................................................           4%
    Age of Payment in Complete Years 6-7..................................................           3%
    Age of Payment in Complete Years 7 and thereafter.....................................          None

Subaccount Transfer Charge................................................................          None


ANNUAL ADMINISTRATIVE CHARGE

    Maximum...............................................................................           $35


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond]   Option 1--Return of Premium
            Mortality and Expense Risk Fee................................................          .775%
            Daily Administrative Fee......................................................          .125%
                                                                                                   ------
            Total Separate Account Annual Expenses........................................          .90 %

[diamond]   Option 2--Annual Step-up
            Mortality and Expense Risk Fee................................................         1.125%
            Daily Administrative Fee......................................................          .125%
                                                                                                   ------
            Total Separate Account Annual Expenses........................................         1.25 %

-----------------------------------

1 A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                         OTHER
                                                                        OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT    RULE     EXPENSES     FUND EXPENSES    EXPENSES    FUND EXPENSES
                                                  MANAGEMENT   12B-1      BEFORE         BEFORE         AFTER          AFTER
                     SERIES                          FEE      FEES(6)  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(4)                   0.75%        N/A      0.27%          1.02%           0.27%         1.02%
Phoenix-Aberdeen New Asia(3)                        1.00%        N/A      1.41%          2.41%           0.25%         1.25%
Phoenix-Bankers Trust Dow 30(2)                     0.35%        N/A      1.25%          1.60%           0.15%         0.50%
Phoenix-Bankers Trust Nasdaq-100 Index(R)(2,6)      0.35%        N/A      3.58%          3.93%           0.15%         0.50%
Phoenix-Duff & Phelps Real Estate Securities(3)     0.75%        N/A      0.57%          1.32%           0.25%         1.00%
Phoenix-Engemann Capital Growth(2)                  0.62%        N/A      0.06%          0.68%           0.06%         0.68%
Phoenix-Engemann Nifty Fifty(2)                     0.90%        N/A      0.29%          1.19%           0.15%         1.05%
Phoenix-Engemann Small & Mid-Cap Growth(3,6)        0.90%        N/A      3.03%          3.93%           0.25%         1.15%
Phoenix-Federated U.S. Government Bond(2)           0.60%        N/A      1.92%          2.52%           0.15%         0.75%
Phoenix-Goodwin Money Market(2)                     0.40%        N/A      0.18%          0.58%           0.15%         0.55%
Phoenix-Goodwin Multi-Sector Fixed Income(2)        0.50%        N/A      0.19%          0.69%           0.15%         0.65%
Phoenix-Hollister Value Equity(2)                   0.70%        N/A      0.63%          1.33%           0.15%         0.85%
Phoenix-J.P. Morgan Research Enhanced Index(1)      0.45%        N/A      0.24%          0.69%           0.10%         0.55%
Phoenix-Janus Equity Income(2)                      0.85%        N/A      1.69%          2.54%           0.15%         1.00%
Phoenix-Janus Flexible Income(2)                    0.80%        N/A      1.67%          2.47%           0.15%         0.95%
Phoenix-Janus Growth(2)                             0.85%        N/A      0.39%          1.24%           0.15%         1.00%
Phoenix-Morgan Stanley Focus Equity(2)              0.85%        N/A      2.05%          2.90%           0.15%         1.00%
Phoenix-Oakhurst Balanced(2)                        0.55%        N/A      0.15%          0.70%           0.15%         0.70%
Phoenix-Oakhurst Growth & Income(2)                 0.70%        N/A      0.24%          0.94%           0.15%         0.85%
Phoenix-Oakhurst Strategic Allocation(2)            0.58%        N/A      0.12%          0.70%           0.12%         0.70%
Phoenix-Sanford Bernstein Global Value(2,6)         0.90%        N/A      4.51%          5.41%           0.15%         1.05%
Phoenix-Sanford Bernstein Mid-Cap Value(2)          1.05%        N/A      1.34%          2.39%           0.15%         1.20%
Phoenix-Sanford Bernstein Small-Cap Value(2,6)      1.05%        N/A     12.47%         13.52%           0.15%         1.20%
Phoenix-Seneca Mid-Cap Growth(3)                    0.80%        N/A      0.39%          1.19%           0.25%         1.05%
Phoenix-Seneca Strategic Theme(3)                   0.75%        N/A      0.17%          0.92%           0.17%         0.92%
------------------------------------------------------------------------------------------------------------------------------------
1 This series pays a portion or all of its expenses other than the management fee up to .10%.
2 This series pays a portion or all of its expenses other than the management fee up to .15%.
3 This series pays a portion or all of its expenses other than the management fee up to .25%.
4 This series pays a portion or all of its expenses other than the management fee up to .40%.
5 Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
6 This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                         OTHER
                                                                        OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT   RULE      EXPENSES    FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                  MANAGEMENT   12B-1      BEFORE         BEFORE         AFTER          AFTER
                     SERIES                          FEE      FEES(6)  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  0.61%        N/A      0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                 0.61%        N/A      0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(7)         .85%        N/A      0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                            .45%        N/A      0.47%           0.92%          0.20%          0.65%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     .60%        N/A      0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                   .60%        N/A      0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          .57%      0.10%      0.09%           0.76%          0.09%          0.76%(8)
VIP Growth Opportunities Portfolio                   .58%      0.10%      0.11%           0.79%          0.11%          0.79%(8)
VIP Growth Portfolio                                 .57%      0.10%      0.09%           0.76%          0.09%          0.76%(8)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2               .60%      0.25%      0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund--Class 2               .60%      0.25%      0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund--      1.25%      0.25%      0.31%           1.81%          0.31%          1.81%
   Class 2
Templeton Growth Securities Fund--Class 2            .81%      0.25%      0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund--Class 2     .67%      0.25%      0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 .80%(9)     N/A      0.56%           1.36%          0.56%          1.15%(9)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(1)                             1.00%        N/A      0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap(3)                   1.20%        N/A      0.21%           1.41%          0.21%          1.41%
Wanger Twenty(4)                                     .95%        N/A      0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap(2)                             .95%        N/A      0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
1 This series pays a portion or all of its expenses other than the management fee up to .45%.
2 This series pays a portion or all of its expenses other than the management fee up to .50%.
3 This series pays a portion or all of its expenses other than the management fee up to .60%.
4 This series pays a portion or all of its expenses other than the management fee up to .40%.
5 Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
6 The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
7 Included in "Other Expenses" is .01% of interest expense.
8 Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
9 The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
  For the year ended December 31, 2000, the investment management fee was reduced to .59%.


    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................        $ 84            $117            $154            $235
Phoenix-Aberdeen New Asia Series................................          97             159             222             369
Phoenix-Bankers Trust Dow 30 Series.............................          89             135             183             293
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............         112             202              NA              NA
Phoenix-Duff & Phelps Real Estate Securities Series.............          87             126             169             266
Phoenix-Engemann Capital Growth Series..........................          80             107             136             199
Phoenix-Engemann Nifty Fifty Series.............................          85             123             162             252
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............         112             202              NA              NA
Phoenix-Federated U.S. Government Bond Series...................          98             162             228             379
Phoenix-Goodwin Money Market Series.............................          79             104             131             188
Phoenix-Goodwin Multi-Sector Fixed Income Series................          80             107             137             200
Phoenix-Hollister Value Equity Series...........................          87             127             170             267
Phoenix-J.P. Morgan Research Enhanced Index Series..............          80             107             137             200
Phoenix-Janus Equity Income Series..............................          99             163             229             381
Phoenix-Janus Flexible Income Series............................          98             161             225             375
Phoenix-Janus Growth Series.....................................          86             124             165             257
Phoenix-Morgan Stanley Focus Equity Series......................         102             173             245             412
Phoenix-Oakhurst Balanced Series................................          80             108             137             201
Phoenix-Oakhurst Growth and Income Series.......................          83             115             150             226
Phoenix-Oakhurst Strategic Allocation Series....................          80             108             137             201
Phoenix-Sanford Bernstein Global Value Series(2)................         127             242              NA              NA
Phoenix-Sanford Bernstein Mid-Cap Value Series(2)...............          97             158             221             368
Phoenix-Sanford Bernstein Small-Cap Value Series................         201             431              NA              NA
Phoenix-Seneca Mid-Cap Growth Series............................          85             123             162             252
Phoenix-Seneca Strategic Theme Series...........................          82             114             149             224
AIM V.I. Capital Appreciation Fund(3)...........................          81             111              NA              NA
AIM V.I. Value Fund(3)..........................................          82             112              NA              NA
Alger American Leveraged AllCap Portfolio.......................          82             114             148             222
EAFE(R) Equity Index Fund.......................................          82             114             149             224
Federated Fund for U.S. Government Securities II................          82             112             145             216
Federated High Income Bond Fund II..............................          81             109             140             207
VIP Contrafund(R) Portfolio.....................................          81             109             140             207
VIP Growth Opportunities Portfolio..............................          81             110             142             211
VIP Growth Portfolio............................................          81             109             140             207
Mutual Shares Securities Fund-- Class 2.........................          84             118             155             238
Templeton Asset Strategy Fund-- Class 2.........................          84             119             156             240
Templeton Developing Markets Securities Fund-- Class 2..........          91             141             193             314
Templeton Growth Securities Fund-- Class 2......................          85             120             159             245
Templeton International Securities Fund-- Class 2...............          85             120             159             245
Technology Portfolio............................................          87             128             171             270
Wanger Foreign Forty............................................          90             137             187             301
Wanger International Small Cap..................................          87             129             174             275
Wanger Twenty...................................................          89             133             181             289
Wanger U.S. Small Cap...........................................          83             117             153             233
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................       $ 84             $117            $109           $235
Phoenix-Aberdeen New Asia Series................................         97              159             177            369
Phoenix-Bankers Trust Dow 30 Series.............................         89              135             138            293
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        112              202              NA             NA
Phoenix-Duff & Phelps Real Estate Securities Series.............         87              126             124            266
Phoenix-Engemann Capital Growth Series..........................         80              107              91            199
Phoenix-Engemann Nifty Fifty Series.............................         85              123             117            252
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        112              202              NA             NA
Phoenix-Federated U.S. Government Bond Series...................         98              162             183            379
Phoenix-Goodwin Money Market Series.............................         79              104              86            188
Phoenix-Goodwin Multi-Sector Fixed Income Series................         80              107              92            200
Phoenix-Hollister Value Equity Series...........................         87              127             125            267
Phoenix-J.P. Morgan Research Enhanced Index Series..............         80              107              92            200
Phoenix-Janus Equity Income Series..............................         99              163             184            381
Phoenix-Janus Flexible Income Series............................         98              161             180            375
Phoenix-Janus Growth Series.....................................         86              124             120            257
Phoenix-Morgan Stanley Focus Equity Series......................        102              173             200            412
Phoenix-Oakhurst Balanced Series................................         80              108              92            201
Phoenix-Oakhurst Growth and Income Series.......................         83              115             105            226
Phoenix-Oakhurst Strategic Allocation Series....................         80              108              92            201
Phoenix-Sanford Bernstein Global Value Series(2)................        127              242              NA             NA
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         97              158             176            368
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        201              431              NA             NA
Phoenix-Seneca Mid-Cap Growth Series............................         85              123             117            252
Phoenix-Seneca Strategic Theme Series...........................         82              114             104            224
AIM V.I. Capital Appreciation Fund(3)...........................         81              111              NA             NA
AIM V.I. Value Fund(3)..........................................         82              112              NA             NA
Alger American Leveraged AllCap Portfolio.......................         82              114             103            222
EAFE(R) Equity Index Fund.......................................         82              114             104            224
Federated Fund for U.S. Government Securities II................         82              112             100            216
Federated High Income Bond Fund II..............................         81              109              95            207
VIP Contrafund(R) Portfolio.....................................         81              109              95            207
VIP Growth Opportunities Portfolio..............................         81              110              97            211
VIP Growth Portfolio............................................         81              109              95            207
Mutual Shares Securities Fund-- Class 2.........................         84              118             110            238
Templeton Asset Strategy Fund-- Class 2.........................         84              119             111            240
Templeton Developing Markets Securities Fund-- Class 2..........         91              141             148            314
Templeton Growth Securities Fund-- Class 2......................         85              120             114            245
Templeton International Securities Fund-- Class 2...............         85              120             114            245
Technology Portfolio............................................         87              128             126            270
Wanger Foreign Forty............................................         90              137             142            301
Wanger International Small Cap..................................         87              129             129            275
Wanger Twenty...................................................         89              133             136            289
Wanger U.S. Small Cap...........................................         83              117             108            233
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................       $ 21             $ 63            $109           $235
Phoenix-Aberdeen New Asia Series................................         34              105             177            369
Phoenix-Bankers Trust Dow 30 Series.............................         26               81             138            293
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............         49              148              NA             NA
Phoenix-Duff & Phelps Real Estate Securities Series.............         24               72             124            266
Phoenix-Engemann Capital Growth Series..........................         17               53              91            199
Phoenix-Engemann Nifty Fifty Series.............................         22               69             117            252
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............         49              148              NA             NA
Phoenix-Federated U.S. Government Bond Series...................         35              108             183            379
Phoenix-Goodwin Money Market Series.............................         16               50              86            188
Phoenix-Goodwin Multi-Sector Fixed Income Series................         17               53              92            200
Phoenix-Hollister Value Equity Series...........................         24               73             125            267
Phoenix-J.P. Morgan Research Enhanced Index Series..............         17               53              92            200
Phoenix-Janus Equity Income Series..............................         36              109             184            381
Phoenix-Janus Flexible Income Series............................         35              107             180            375
Phoenix-Janus Growth Series.....................................         23               70             120            257
Phoenix-Morgan Stanley Focus Equity Series......................         39              119             200            412
Phoenix-Oakhurst Balanced Series................................         17               54              92            201
Phoenix-Oakhurst Growth and Income Series.......................         20               61             105            226
Phoenix-Oakhurst Strategic Allocation Series....................         17               54              92            201
Phoenix-Sanford Bernstein Global Value Series(2)................         64              188              NA             NA
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         34              104             176            368
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        138              377              NA             NA
Phoenix-Seneca Mid-Cap Growth Series............................         22               69             117            252
Phoenix-Seneca Strategic Theme Series...........................         19               60             104            224
AIM V.I. Capital Appreciation Fund(3)...........................         18               57              NA             NA
AIM V.I. Value Fund(3)..........................................         19               58              NA             NA
Alger American Leveraged AllCap Portfolio.......................         19               60             103            222
EAFE(R) Equity Index Fund.......................................         19               60             104            224
Federated Fund for U.S. Government Securities II................         19               58             100            216
Federated High Income Bond Fund II..............................         18               55              95            207
VIP Contrafund(R) Portfolio.....................................         18               55              95            207
VIP Growth Opportunities Portfolio..............................         18               56              97            211
VIP Growth Portfolio............................................         18               55              95            207
Mutual Shares Securities Fund-- Class 2.........................         21               64             110            238
Templeton Asset Strategy Fund-- Class 2.........................         21               65             111            240
Templeton Developing Markets Securities Fund-- Class 2..........         28               87             148            314
Templeton Growth Securities Fund-- Class 2......................         22               66             114            245
Templeton International Securities Fund-- Class 2...............         22               66             114            245
Technology Portfolio............................................         24               74             126            270
Wanger Foreign Forty............................................         27               83             142            301
Wanger International Small Cap..................................         24               75             129            275
Wanger Twenty...................................................         26               79             136            289
Wanger U.S. Small Cap...........................................         20               63             108            233
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................        $ 87            $128            $172            $271
Phoenix-Aberdeen New Asia Series................................         101             169             239             400
Phoenix-Bankers Trust Dow 30 Series.............................          93             145             200             327
Phoenix-Bankers Trust Nasdaq-100 Index(R )Series(1).............         116             212              NA              NA
Phoenix-Duff & Phelps Real Estate Securities Series.............          90             137             186             300
Phoenix-Engemann Capital Growth Series..........................          84             118             154             236
Phoenix-Engemann Nifty Fifty Series.............................          89             133             180             288
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............         116             212              NA              NA
Phoenix-Federated U.S. Government Bond Series...................         102             172             244             410
Phoenix-Goodwin Money Market Series.............................          83             115             149             225
Phoenix-Goodwin Multi-Sector Fixed Income Series................          84             118             155             237
Phoenix-Hollister Value Equity Series...........................          90             137             187             301
Phoenix-J.P. Morgan Research Enhanced Index Series..............          84             118             155             237
Phoenix-Janus Equity Income Series..............................         102             173             245             411
Phoenix-Janus Flexible Income Series............................         101             171             242             405
Phoenix-Janus Growth Series.....................................          89             135             183             292
Phoenix-Morgan Stanley Focus Equity Series......................         106             183             262             441
Phoenix-Oakhurst Balanced Series................................          84             118             155             238
Phoenix-Oakhurst Growth and Income Series.......................          86             126             168             263
Phoenix-Oakhurst Strategic Allocation Series....................          84             118             155             238
Phoenix-Sanford Bernstein Global Value Series(2)................         130             251              NA              NA
Phoenix-Sanford Bernstein Mid-Cap Value Series..................         101             168             238             398
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............         204             438              NA              NA
Phoenix-Seneca Mid-Cap Growth Series............................          89             133             180             288
Phoenix-Seneca Strategic Theme Series...........................          86             125             167             261
AIM V.I. Capital Appreciation Fund(3)...........................          85             122              NA              NA
AIM V.I. Value Fund(3)..........................................          85             123              NA              NA
Alger American Leveraged AllCap Portfolio.......................          86             124             165             258
EAFE(R) Equity Index Fund.......................................          86             125             167             261
Federated Fund for U.S. Government Securities II................          85             123             162             252
Federated High Income Bond Fund II..............................          84             120             158             244
VIP Contrafund(R) Portfolio.....................................          84             120             158             244
VIP Growth Opportunities Portfolio..............................          85             121             160             247
VIP Growth Portfolio............................................          84             120             158             244
Mutual Shares Securities Fund-- Class 2.........................          87             129             173             274
Templeton Asset Strategy Fund-- Class 2.........................          88             129             174             276
Templeton Developing Markets Securities Fund-- Class 2..........          95             151             210             347
Templeton Growth Securities Fund-- Class 2......................          88             131             177             281
Templeton International Securities Fund-- Class 2...............          88             131             177             281
Technology Portfolio............................................          90             138             188             304
Wanger Foreign Forty............................................          94             148             204             335
Wanger International Small Cap..................................          91             140             191             309
Wanger Twenty...................................................          92             144             198             322
Wanger U.S. Small Cap...........................................          87             127             171             269
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................       $ 87             $128           $127            $271
Phoenix-Aberdeen New Asia Series................................        101              169            194             400
Phoenix-Bankers Trust Dow 30 Series.............................         93              145            155             327
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............        116              212             NA              NA
Phoenix-Duff & Phelps Real Estate Securities Series.............         90              137            141             300
Phoenix-Engemann Capital Growth Series..........................         84              118            109             236
Phoenix-Engemann Nifty Fifty Series.............................         89              133            135             288
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............        116              212             NA              NA
Phoenix-Federated U.S. Government Bond Series...................        102              172            199             410
Phoenix-Goodwin Money Market Series.............................         83              115            104             225
Phoenix-Goodwin Multi-Sector Fixed Income Series................         84              118            110             237
Phoenix-Hollister Value Equity Series...........................         90              137            142             301
Phoenix-J.P. Morgan Research Enhanced Index Series..............         84              118            110             237
Phoenix-Janus Equity Income Series..............................        102              173            200             411
Phoenix-Janus Flexible Income Series............................        101              171            197             405
Phoenix-Janus Growth Series.....................................         89              135            138             292
Phoenix-Morgan Stanley Focus Equity Series......................        106              183            217             441
Phoenix-Oakhurst Balanced Series................................         84              118            110             238
Phoenix-Oakhurst Growth and Income Series.......................         86              126            123             263
Phoenix-Oakhurst Strategic Allocation Series....................         84              118            110             238
Phoenix-Sanford Bernstein Global Value Series(2)................        130              251             NA              NA
Phoenix-Sanford Bernstein Mid-Cap Value Series..................        101              168            193             398
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............        204              438             NA              NA
Phoenix-Seneca Mid-Cap Growth Series............................         89              133            135             288
Phoenix-Seneca Strategic Theme Series...........................         86              125            122             261
AIM V.I. Capital Appreciation Fund(3)...........................         85              122             NA              NA
AIM V.I. Value Fund(3)..........................................         85              123             NA              NA
Alger American Leveraged AllCap Portfolio.......................         86              124            120             258
EAFE(R) Equity Index Fund.......................................         86              125            122             261
Federated Fund for U.S. Government Securities II................         85              123            117             252
Federated High Income Bond Fund II..............................         84              120            113             244
VIP Contrafund(R) Portfolio.....................................         84              120            113             244
VIP Growth Opportunities Portfolio..............................         85              121            115             247
VIP Growth Portfolio............................................         84              120            113             244
Mutual Shares Securities Fund-- Class 2.........................         87              129            128             274
Templeton Asset Strategy Fund-- Class 2.........................         88              129            129             276
Templeton Developing Markets Securities Fund-- Class 2..........         95              151            165             347
Templeton Growth Securities Fund-- Class 2......................         88              131            132             281
Templeton International Securities Fund-- Class 2...............         88              131            132             281
Technology Portfolio............................................         90              138            143             304
Wanger Foreign Forty............................................         94              148            159             335
Wanger International Small Cap..................................         91              140            146             309
Wanger Twenty...................................................         92              144            153             322
Wanger U.S. Small Cap...........................................         87              127            126             269
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the series.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix-Aberdeen International Series...........................        $ 24            $ 74           $127            $271
Phoenix-Aberdeen New Asia Series................................          38             115            194             400
Phoenix-Bankers Trust Dow 30 Series.............................          30              91            155             327
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(1).............          53             158             NA              NA
Phoenix-Duff & Phelps Real Estate Securities Series.............          27              83            141             300
Phoenix-Engemann Capital Growth Series..........................          21              64            109             236
Phoenix-Engemann Nifty Fifty Series.............................          26              79            135             288
Phoenix-Engemann Small & Mid-Cap Growth Series(1)...............          53             158             NA              NA
Phoenix-Federated U.S. Government Bond Series...................          39             118            199             410
Phoenix-Goodwin Money Market Series.............................          20              61            104             225
Phoenix-Goodwin Multi-Sector Fixed Income Series................          21              64            110             237
Phoenix-Hollister Value Equity Series...........................          27              83            142             301
Phoenix-J.P. Morgan Research Enhanced Index Series..............          21              64            110             237
Phoenix-Janus Equity Income Series..............................          39             119            200             411
Phoenix-Janus Flexible Income Series............................          38             117            197             405
Phoenix-Janus Growth Series.....................................          26              81            138             292
Phoenix-Morgan Stanley Focus Equity Series......................          43             129            217             441
Phoenix-Oakhurst Balanced Series................................          21              64            110             238
Phoenix-Oakhurst Growth and Income Series.......................          23              72            123             263
Phoenix-Oakhurst Strategic Allocation Series....................          21              64            110             238
Phoenix-Sanford Bernstein Global Value Series(2)................          67             197             NA              NA
Phoenix-Sanford Bernstein Mid-Cap Value Series..................          38             114            193             398
Phoenix-Sanford Bernstein Small-Cap Value Series(2).............         141             384             NA              NA
Phoenix-Seneca Mid-Cap Growth Series............................          26              79            135             288
Phoenix-Seneca Strategic Theme Series...........................          23              71            122             261
AIM V.I. Capital Appreciation Fund(3)...........................          22              68             NA              NA
AIM V.I. Value Fund(3)..........................................          22              69             NA              NA
Alger American Leveraged AllCap Portfolio.......................          23              70            120             258
EAFE(R) Equity Index Fund.......................................          23              71            122             261
Federated Fund for U.S. Government Securities II................          22              69            117             252
Federated High Income Bond Fund II..............................          21              66            113             244
VIP Contrafund(R) Portfolio.....................................          21              66            113             244
VIP Growth Opportunities Portfolio..............................          22              67            115             247
VIP Growth Portfolio............................................          21              66            113             244
Mutual Shares Securities Fund-- Class 2.........................          24              75            128             274
Templeton Asset Strategy Fund-- Class 2.........................          25              75            129             276
Templeton Developing Markets Securities Fund-- Class 2..........          32              97            165             347
Templeton Growth Securities Fund-- Class 2......................          25              77            132             281
Templeton International Securities Fund-- Class 2...............          25              77            132             281
Technology Portfolio............................................          27              84            143             304
Wanger Foreign Forty............................................          31              94            159             335
Wanger International Small Cap..................................          28              86            146             309
Wanger Twenty...................................................          29              90            153             322
Wanger U.S. Small Cap...........................................          24              73            126             269
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this subaccount began on August 15, 2000.
2 Inclusion of this subaccount began on November 20, 2000.
3 Inclusion of this subaccount began on March 30, 2000.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses. Please note that the .05% charge for the Enhanced Option 1 Rider is not included in the tables above.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix B.

    The examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.



OVERVIEW

    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. Please refer to "Appendix B" for a detailed discussion of the GIA.

    You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.


    For more information, see "Purchase of Contracts."


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.


[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] No deductions are made from payments unless you elect the Enhanced
          Option 1 Rider.


[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the annuitant or owner before the maturity date.


[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, up to the maximum of total premium, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in      0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------
     o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond] Administrative Charge--maximum of $35 each year.

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the benefit option selected. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contact value upon annuitization.

     o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--maximum of $35 each year.

     See "Deductions and Charges" for a detailed description of contract charges.

     In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

BENEFIT OPTIONS
[diamond] The contract offers two benefit options. You select the benefit option that best meets your financial needs.

          Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Benefit Options Table on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE
    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


BENEFIT OPTIONS TABLE
----------------------------------------------------------------------------------------------------------------------------------
                               OPTION 1                         OPTIONAL BENEFITS                OPTION 2
----------------------------------------------------------------------------------------------------------------------------------
COMPONENT                      RETURN OF                        ENHANCED                         ANNUAL
                               PREMIUM                          OPTION 1 RIDER                   STEP-UP
----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk
Fee(1)                         .775%                            N/A                              1.125%
----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                   N/A                              .05%                             N/A
----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount         CONTRACT YEAR 1:                 CONTRACT YEAR 1:                 CONTRACT YEAR 1:
                               10% of the contract value as of  10% of the contract value as of  10% of the contract value as of
                               the date of withdrawal           the date of withdrawal           the date of withdrawal

                               CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:
                               10% of the last contract         10% of the last contract         10% of the last contract
                               anniversary value                anniversary value PLUS any       anniversary value PLUS any
                                                                unused percentage from prior     unused percentage from prior
                                                                years may be carried forward to  years may be carried forward to the then current contract year,  the then current contract year,
                                                                up to a maximum of 30% of your   up to a maximum of 30% of your
                                                                contract value as of the last    contract value as of the last
                                                                contract anniversary             contract anniversary
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the date   THE GREATER OF:                  THE GREATEST OF:                 THE GREATEST OF:
of death of the annuitant who  1. the sum of 100% of premium    1. the sum of 100% of premium    1. the sum of 100% of premium
has not yet attained age 80       payments less adjusted           payments less adjusted           payments less adjusted
                                  partial withdrawals on the       partial withdrawals on the       partial withdrawals on the
                                  claim date; or                   claim date; or                   claim date; or
                               2. the contract value on the     2. the contract value on the     2. the contract value on the
                                  claim date                       claim date; or                   claim date; or
                                                                3. the 7 year Step-up Amount on  3. the Annual Step-up Amount on
                                                                   the claim date                   the claim date
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the date   THE GREATER OF:                  THE GREATER OF:                  THE GREATER OF:
of death of the annuitant who  1. the sum of 100% of premium    1. the death benefit in effect   1. the death benefit in effect
has attained age 80               payments less adjusted           at the end of the last           at the end of the
                                  partial withdrawals on the       7-year period prior to the       immediately preceding
                                  claim date; or                   annuitant turning age 80,        contract year prior to the
                               2. the contract value on            plus the sum of 100% of          annuitant turning age 80,
                                  the claim date                   premium payments less            plus the sum of 100% of
                                                                   adjusted partial withdrawals     premium payments less
                                                                   made since the contract year     adjusted partial withdrawals
                                                                   that the annuitant reached       made since the contract year
                                                                   Age 80; or                       that the annuitant reached
                                                                2. the contract value on the        Age 80; or
                                                                   claim date                    2. the contract value on the
                                                                                                    claim date
----------------------------------------------------------------------------------------------------------------------------------


1 See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
2 See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. Because there have not been any contract sales for the year ended December 31, 2000, no information is available at this time. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling VPMO at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively.
See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company that offers life insurance and annuities. We originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our executive office is located at One American Row, Hartford, Connecticut 06115 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix sells life insurance and variable annuity contracts through our own field force of agents and through brokers.

    On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company adopted a plan for conversion from a mutual to a publicly traded stock company. The plan was restated and approved by the Board of Directors on January 26, 2001. The plan is subject to the approval of the New York Insurance Department as well as other regulators and must be submitted to policyholders for approval. The plan will go into effect if all these requirements have been met. There is no assurance that the plan will be approved, and if approved, there is no guarantee as to the amount or nature of consideration to eligible policyholders.


    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of Phoenix or the Account.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

    PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price, render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: Seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: Seeks long-term total return. It invests in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income. The series invests in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities. The advisor uses a value-oriented approach with a focus on non-U.S. companies in developed countries in Europe and the Far East, Australia and Canada. The advisor may invest a portion of the series' assets in developing market companies.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase, which are believed to offer the possibility of increase in value.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The series invests primarily in common stocks believed to have substantial potential for capital growth.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The fund invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Investing in securities of companies whose value it believes is not fully recognized by the public.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
o Investing in domestic and foreign issuers.
o Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation. Principal investment strategies include:

o Normally investing primarily in common stocks.
o Investing in companies that it believes have above-average growth potential.
o Investing in securities of domestic and foreign issuers.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectus, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling VPMO at the address or telephone number provided on the front of this prospectus.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

--------------------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
--------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PIC SUBADVISORS
--------------------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
     o   Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
     o   Phoenix-Engemann Capital Growth
     o   Phoenix-Engemann Nifty Fifty
     o   Phoenix-Engemann Small & Mid-Cap
         Growth
Seneca Capital Management, LLC  ("Seneca")
     o   Phoenix-Seneca Mid-Cap Growth
     o   Phoenix-Seneca Strategic Theme
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
--------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30
Phoenix-Bankers Trust Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index
Phoenix-Janus Equity Income
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PVA SUBADVISORS
--------------------------------------------------------------------------------
Bankers Trust Company
     o   Phoenix-Bankers Trust Dow 30
     o   Phoenix-Bankers Trust Nasdaq-100 Index(R)
Federated Investment Management Company
     o   Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc.
     o   Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation
     o   Phoenix-Janus Equity Income
     o   Phoenix-Janus Flexible Income
     o   Phoenix-Janus Growth
Morgan Stanley Asset Management
     o   Phoenix-Morgan Stanley Focus Equity
Alliance Capital Management L.P.
     o   Phoenix-Sanford Bernstein Global Value
     o   Phoenix-Sanford Bernstein Mid-Cap Value
     o   Phoenix-Sanford Bernstein Small-Cap Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
--------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
--------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia
--------------------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.


    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix. Seneca is an indirect, majority-owned subsidiary of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

--------------------------------------------------------------------------------
OTHER ADVISORS
--------------------------------------------------------------------------------
AIM Advisors, Inc.
     o   AIM V.I. Capital Appreciation Fund
     o   AIM V.I. Value Fund

Fred Alger Management, Inc.
     o   Alger American Leveraged AllCap Portfolio
Bankers Trust Company
     o   EAFE(R) Equity Index Fund
Federated Investment Management Company
     o   Federated Fund for U.S. Government Securities II
     o   Federated High Income Bond Fund II
Fidelity Management and Research Company
     o   VIP Contrafund(R) Portfolio
     o   VIP Growth Opportunities Portfolio
     o   VIP Growth Portfolio
Franklin Mutual Advisers, LLC
     o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
     o   Technology Portfolio
Templeton Asset Management, Ltd.
     o   Templeton Developing Markets Securities
         Fund
Templeton Global Advisors Limited
     o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
     o   Templeton Asset Strategy Fund
     o   Templeton International Securities Fund
Wanger Asset Management, L.P.
     o   Wanger Foreign Forty
     o   Wanger International Small Cap
     o   Wanger Twenty
     o   Wanger U.S. Small Cap
--------------------------------------------------------------------------------


SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, are contained in the fund prospectuses.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25
            o    You may authorize your bank to draw $25 or more from your
                 personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond]   Qualified plans--$1,000 annually
            o    If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group;

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:


[diamond]    OPTION 1

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value


[diamond]    ENHANCED OPTION 1 RIDER

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond]    OPTION 2

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary


    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:


-------------------------------------------------------------
Percent              7%   7%   6%   6%   5%   4%   3%   0%
-------------------------------------------------------------
Age of Payment in    0    1    2    3    4    5    6    7+
Complete Years
-------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

-------------------------------------------------------------
      OPTION 1 - RETURN             OPTION 2 - ANNUAL
          OF PREMIUM                     STEP-UP
-------------------------------------------------------------
            0.775%                        1.125%
-------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE

    We make a daily deduction from the Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described below. (This fee is not deducted from the GIA.)


ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts and GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and GIA by writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VAO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no cost to participate in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no cost to participate in this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

        a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

        b.  the contract value on the claim date; or

        c.  the 7-year Step-up  amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

        a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b.  the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]   The contract value is zero; or

[diamond]   The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options)

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond]   DEATH OF AN OWNER/ANNUITANT If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
            Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]   QUALIFIED CONTRACTS
            Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

            Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]   OPTION 1--RETURN OF PREMIUM
            The greater of:

            a)  100% of payments, less adjusted partial withdrawals; and

            b)  the contract value on the claim date.

[diamond]   OPTION 2--ANNUAL STEP-UP
            The greater of:

            a)  100% of payments, less adjusted partial withdrawals; or

            b)  the contract value on the claim date; and

            c)  the Annual Step-up Amount on the claim date.


[diamond]   ENHANCED OPTION 1 RIDER
            Before the annuitant's 80th birthday, if the enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

            The greater of:

            1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

            2.  the contract value on the claim date; or

            3.  the 7-year step-up amount on the claim date.

                This rider is available at an annual cost of .05%.

                This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.


PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]   OPTION 1--RETURN OF PREMIUM
            The greater of:

            1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

            2.  the contract value on the claim date.

[diamond]   ENHANCED OPTION 1 RIDER
            After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

            The greater of:

            1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

            2.  the contract value on the claim date.

                This rider is be available at an annual cost of .05%.

                This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond]   OPTION 2--ANNUAL STEP-UP
            The greater of:

            1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

            2.  the contract value on the claim date.

[diamond]   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
            Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

            o 100% of payments, less withdrawals; and
            o the contract value on the claim date.

    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under annuity options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.


OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market subaccount and those portions designated for the GIA will be allocated to that Account. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the appropriate fund prospectuses.



INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, or where the annuity contract is an immediate annuity.


SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]   55% in any 1 investment

[diamond]   70% in any 2 investments

[diamond]   80% in any 3 investments

[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.


    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. contract owners should consult their employers to determine whether the employer has complied with these rules. contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA.

The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    The principal underwriter of the contracts is Phoenix Equity Planning Corporation ("PEPCO). PEPCO is located at 56 Prospect Street, Hartford, Connecticut. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell Phoenix annuity contracts. WSG and PEPCO are indirect, wholly-owned subsidiaries of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Susan E. Schechter, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements


     Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to annuitants under the contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 3% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of 1 full year from the date of deposit. Upon expiration of the initial 1-year guarantee period (and each subsequent 1-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of 1 full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, contract owners and shareholders.

    Excess interest, if any, will be credited on the GIA contract value. Phoenix guarantees that, at any time, the GIA contract value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the owner surrenders the contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 6-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

     YEAR ONE: 25%    YEAR TWO: 33%    YEAR THREE: 50%    YEAR FOUR: 100%

APPENDIX B


DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        ----------      -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%


Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."


1 "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

APPENDIX C
GLOSSARY OF SPECIAL TERMS

--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT (VA ACCOUNT): Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.


FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, the Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25

[diamond]   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before maturity date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Home Life Mutual Insurance Company.

SERIES: A separate investment portfolio of a fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VAO: Variable Annuity Operations.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

                                     PART B

            VERSION B IS NOT AFFECTED BY THIS REGISTRATION STATEMENT

                                                                     [VERSION A]

                             GROUP STRATEGIC EDGE(R)
                                BIG EDGE PLUS(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT



                                 March 30, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated March 30, 2001. You may obtain a copy of the prospectus without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Underwriter...........................................................       2


Performance History...................................................       2

Calculation of Yield and Return.......................................      11

Calculation of Annuity Payments ......................................      12

Experts ..............................................................      13

Separate Account Financial Statements.................................    SA-1

Company Financial Statements..........................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------


    PEPCO, an indirect, wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix"), offers these contracts on a continuous basis. During the fiscal years ended December 31, 1998, 1999, and 2000 PEPCO was paid $22.1, $13.9 and $8.9 million, respectively, and retained $0 for sales of these contracts.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

                        GROUP STRATEGIC EDGE - ALLOCATED

----------------------------------------------------------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -21.85%       11.29%      10.00%        8.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -21.99%        N/A         N/A         -6.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -12.33%        N/A         N/A         -9.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 08/15/00         N/A          N/A         N/A        -40.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        21.43%       10.07%       N/A         11.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -23.68%       11.71%      15.37%       15.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -23.99%        N/A         N/A          8.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A          N/A         N/A        -20.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        10.26%        N/A         N/A          9.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -1.56%        3.51%       3.51%        4.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.15%        4.35%       7.78%        8.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        22.72%        N/A         N/A         19.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.82%        N/A         N/A          8.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -12.86%        N/A         N/A         -8.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -1.19%        N/A         N/A         -1.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -17.54%        N/A         N/A        -13.62%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -19.38%        N/A         N/A        -15.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -6.69%        9.89%       N/A          9.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -13.30%        N/A         N/A          6.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -6.62%       10.39%      11.27%       11.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A          N/A         N/A         -2.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         8.53%        N/A         N/A         -5.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A          N/A         N/A         -0.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         5.60%        N/A         N/A         24.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -17.82%        N/A         N/A         18.86%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A          N/A         N/A        -28.28%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -22.63%        N/A         N/A         -6.27%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         3.03%        N/A         N/A          1.73%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -15.54%        N/A         N/A        -12.17%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A          N/A         N/A        -12.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A          N/A         N/A        -19.96%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A          N/A         N/A        -19.69%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         11/02/98         4.40%        N/A         N/A          7.35%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -29.07%        N/A         N/A        -23.14%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -7.12%       10.37%      12.38%       10.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -36.92%        N/A         N/A        -13.43%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      11/03/88        -0.50%       11.84%      14.03%       11.21%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -9.36%       11.19%      N/A          11.53%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -8.63%        N/A         N/A         30.38%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -33.03%       17.89%      N/A          21.64%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.62%        N/A         N/A         16.94%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -14.75%       16.88%      N/A          17.70%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                       GROUP STRATEGIC EDGE - UNALLOCATED

----------------------------------------------------------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -21.10%      10.78%      10.00%        8.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -21.25%       N/A         N/A         -6.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -11.49%       N/A         N/A         -8.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 08/15/00         N/A         N/A         N/A        -40.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        22.59%       9.56%       N/A         11.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -22.95%      11.20%      15.37%       15.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -23.26%       N/A         N/A          8.24%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A         N/A         N/A        -19.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        11.31%       N/A         N/A         10.86%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -0.62%       3.03%       3.51%        4.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -0.20%       3.87%       7.78%        8.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        23.89%       N/A         N/A         19.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.03%       N/A         N/A          8.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -12.03%       N/A         N/A         -8.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.25%       N/A         N/A         -0.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -16.75%       N/A         N/A        -12.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -18.61%       N/A         N/A        -14.38%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -5.80%       9.38%       N/A          9.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -12.47%       N/A         N/A          6.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -5.73%       9.87%       11.27%      11.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A         N/A         N/A         -1.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         9.57%       N/A         N/A         -5.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A         N/A         N/A          0.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         6.61%       N/A         N/A         24.18%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -17.03%       N/A         N/A         18.33%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A         N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A         N/A         N/A        -27.60%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -21.89%       N/A         N/A         -5.66%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         4.02%       N/A         N/A          2.39%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -14.74%       N/A         N/A        -11.59%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A         N/A         N/A        -11.46%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A         N/A         N/A        -19.20%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A         N/A         N/A        -18.92%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         11/02/98         5.40%       N/A         N/A          7.30%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -28.39%       N/A         N/A        -22.43%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -6.23%       9.85%      12.38%       10.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -36.32%       N/A         N/A        -13.87%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      11/03/88         0.45%      11.33%      14.03%       11.21%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -8.50%      10.67%       N/A         11.31%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -7.75%       N/A         N/A         31.03%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -32.39%      17.34%       N/A         21.14%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         2.59%       N/A         N/A         17.53%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -13.93%      16.34%       N/A         17.22%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management, fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                          BIG EDGE CHOICE FOR NEW YORK

-----------------------------------------------------------------------------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR       5 YEARS    10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -22.36%       11.66%      10.01%        8.37%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -22.50%        N/A         N/A         -6.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -12.89%        N/A         N/A         -9.86%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust NASDAQ-100 Index(R) Series                 08/15/00         N/A          N/A         N/A        -41.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        22.54%        9.88%       N/A         11.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -24.18%       11.54%      15.13%       15.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -24.49%        N/A         N/A          8.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A          N/A         N/A        -20.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        10.67%        N/A         N/A         10.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -1.88%        3.17%       3.23%        4.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.44%        3.99%       7.49%        7.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        23.92%        N/A         N/A         19.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -18.35%        N/A         N/A          8.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -13.41%        N/A         N/A         -9.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -1.49%        N/A         N/A         -1.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -18.07%        N/A         N/A        -14.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -19.90%        N/A         N/A        -15.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -7.27%        9.70%       N/A          9.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -13.85%        N/A         N/A          6.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -7.20%       10.20%      11.03%       11.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A          N/A         N/A         -2.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         8.84%        N/A         N/A         -5.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A          N/A         N/A         -0.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         5.72%        N/A         N/A         25.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -18.35%        N/A         N/A         18.99%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A          N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A          N/A         N/A        -28.57%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -23.13%        N/A         N/A         -6.71%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         3.00%        N/A         N/A          1.64%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -16.08%        N/A         N/A        -12.57%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A          N/A         N/A        -12.64%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A          N/A         N/A        -20.28%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A          N/A         N/A        -20.00%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         11/02/98         4.46%        N/A         N/A          7.27%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -29.62%        N/A         N/A        -23.72%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -7.70%       10.18%      12.14%       10.02%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -37.37%        N/A         N/A        -13.89%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      11/03/88        -0.76%       11.68%      13.80%       10.95%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -9.93%       11.13%       N/A         11.35%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -9.20%        N/A         N/A         31.89%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -33.48%       17.83%       N/A         21.65%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.49%        N/A         N/A         17.75%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -15.29%       16.95%       N/A         17.69%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more

                                  BIG EDGE PLUS

----------------------------------------------------------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -21.52%       11.21%       9.88%        8.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -21.66%        N/A         N/A         -6.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -11.94%        N/A         N/A         -8.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 08/15/00         N/A          N/A         N/A        -40.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        22.04%        9.97%       N/A         11.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -23.36%       11.63%      15.28%       15.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -23.67%        N/A         N/A          8.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A          N/A         N/A        -20.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        10.80%        N/A         N/A         10.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -1.10%        3.39%       3.36%        4.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -0.68%        4.24%       7.66%        8.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        23.34%        N/A         N/A         19.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.46%        N/A         N/A          9.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -12.47%        N/A         N/A         -8.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.73%        N/A         N/A         -0.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -17.18%        N/A         N/A        -13.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -19.03%        N/A         N/A        -14.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -6.26%        9.80%       N/A          9.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -12.91%        N/A         N/A          6.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -6.19%       10.29%      11.16%       11.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A          N/A         N/A         -1.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         9.06%        N/A         N/A         -5.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A          N/A         N/A          0.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         6.11%        N/A         N/A         24.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -17.46%        N/A         N/A         18.83%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A          N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A          N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A          N/A         N/A        -27.83%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -22.30%        N/A         N/A         -5.97%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         3.53%        N/A         N/A          2.05%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -15.17%        N/A         N/A        -11.89%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A          N/A         N/A        -11.74%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A          N/A         N/A        -19.45%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A          N/A         N/A        -19.17%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         11/02/98         4.90%        N/A         N/A          7.46%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -28.78%        N/A         N/A        -22.84%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -6.70%       10.27%      12.28%       10.15%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -36.68%        N/A         N/A        -13.59%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      11/03/88        -0.03%       11.75%      13.94%       11.09%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -8.95%       11.10%       N/A         11.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -8.21%        N/A         N/A         30.74%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -32.76%       17.82%       N/A         21.60%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         2.10%        N/A         N/A         17.25%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -14.37%       16.83%       N/A         17.65%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                    BIG EDGE

----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -21.32%      11.49%      10.16%       8.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -21.46%       N/A         N/A        -6.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -11.71%       N/A         N/A        -8.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 08/15/00         N/A         N/A         N/A       -40.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        22.34%      10.25%       N/A        12.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -23.16%      11.91%      15.57%      16.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -23.48%       N/A         N/A         8.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A         N/A         N/A       -20.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        11.11%       N/A         N/A        10.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -0.85%       3.65%       3.61%       5.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -0.44%       4.50%       7.92%       8.37%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        23.64%       N/A         N/A        20.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.25%       N/A         N/A         9.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -12.25%       N/A         N/A        -8.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.48%       N/A         N/A        -0.51%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -16.97%       N/A         N/A       -13.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -18.83%       N/A         N/A       -14.60%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -6.02%      10.07%       N/A         9.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -12.70%       N/A         N/A         7.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -5.96%      10.57%      11.44%      11.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A         N/A         N/A        -1.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         9.33%       N/A         N/A        -5.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A         N/A         N/A         0.59%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         6.37%       N/A         N/A        24.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -17.25%       N/A         N/A        19.13%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A         N/A         N/A       -27.70%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -22.10%       N/A         N/A        -5.74%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         3.79%       N/A         N/A         2.31%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -14.96%       N/A         N/A       -11.67%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A         N/A         N/A       -11.61%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A         N/A         N/A       -19.34%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A         N/A         N/A       -19.06%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         11/02/98         5.17%       N/A         N/A         7.71%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -28.60%       N/A         N/A       -22.64%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -6.46%      10.55%      12.56%      10.43%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -36.53%       N/A         N/A       -13.38%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      11/03/88         0.22%      12.02%      14.22%      11.37%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -8.73%      11.27%       N/A        11.46%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -7.98%       N/A         N/A        30.75%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -32.59%      18.11%       N/A        21.89%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         2.35%       N/A         N/A        17.46%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -14.15%      17.11%       N/A        17.85%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

          GROUP STRATEGIC EDGE ALLOCATED AND UNALLOCATED, BIG EDGE PLUS


                               ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1991    1992    1993    1994   1995    1996    1997    1998      1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             18.25% -13.91%  36.75%  -1.19%  8.24%  17.18%  10.66%  26.35%    27.91% -16.86%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                                -33.24%  -5.64%    49.12% -17.01%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                                                                                        -6.73%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                                                   31.46%  20.55% -22.19%     3.48%  29.18%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            41.00%   8.93%  18.23%   0.21% 29.27%  11.18%  19.59%  28.41%    28.08% -18.81%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                                                                                30.53% -19.14%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                                                                              17.30%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                4.67%   2.29%   1.60%   2.56%  4.39%   3.72%   3.88%   3.79%     3.52%   4.73%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                            18.11%   8.72%  14.48%  -6.64% 22.02%  11.02%   9.71%  -5.34%     4.15%   5.16%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                              22.79%  30.55%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced
 Index Series                                                                                             30.05%    17.36% -12.57%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                                                                                         -7.30%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                        5.11%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                               -12.28%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.24%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                                   7.27%  -4.05% 21.83%   9.19%  16.48%  17.54%    10.19%  -0.73%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                            15.56%  -7.77%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series      27.73%   9.28%   9.64%  -2.66% 16.78%   7.70%  19.25%  19.30%     9.88%  -0.66%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.40%  15.46%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                               43.84%  12.34%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                            15.73%  42.91%    53.09% -12.57%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                         1.23% 34.01%  16.11%  12.10%  17.82%    42.82% -12.01%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                        2.75% 34.56%  13.58%  22.15%  30.76%    28.29% -15.71%
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                                10.63%  18.19%  55.87%    75.85% -25.77%
-----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund                                                                                20.10%    26.05% -17.69%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities
 II                                                                                7.42%   2.90%   7.23%   6.32%    -1.83%   9.61%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                               18.89%  12.88%  12.42%   1.42%     1.04% -10.15%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                              28.32%    22.61%  -7.87%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                       22.96%     2.89% -18.21%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                     37.65%    35.58% -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2                                                                            7.94%  11.07%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                                      -24.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2          25.85%   6.49%  24.30%  -4.43% 20.75%  17.11%  13.86%   4.78%    21.03%  -1.19%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund --
 Class 2                                                                                         -30.26% -22.03%    51.41% -32.89%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2       25.65%   5.54%  32.08%  -3.68% 23.41%  20.62%  10.25%  -0.26%    27.21%   5.85%
----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund --
 Class 2                                                           45.19%  -3.71% 14.05%  22.21%  12.25%   7.69%    21.72%  -3.58%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                       -2.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                           30.39%  -2.69%  14.89%   123.71% -28.75%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                               8.10%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                                                    44.80%  27.83%   7.34%    23.53%  -9.31%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees and mortality and expense risk charges.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                          BIG EDGE CHOICE FOR NEW YORK

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1991    1992    1993   1994    1995    1996    1997    1998      1999    2000
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             18.10% -14.03%  36.57%  -1.31%  8.12%  17.05%  10.53%  29.17%    27.75% -16.96%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                                -33.33%  -5.75%    48.95% -17.12%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                                                                                        -6.86%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                                                   31.31%  20.41% -22.26%     3.35%  29.01%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            40.80%   8.79%  18.07%   0.08% 29.12%  11.06%  19.45%  28.18%    27.92% -18.91%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                                                                                30.38% -19.24%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                                                                              17.15%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                4.53%   2.16%   1.47%   2.42%  4.23%   3.60%   3.76%   3.69%     3.40%   4.60%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series  17.96%   8.57%  14.34%  -6.78% 21.84%  10.89%   9.57%  -5.69%     4.02%   5.03%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                              22.64%  30.39%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced
 Index Series                                                                                             29.83%    17.22% -12.68%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                                                                                         -7.41%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                        4.98%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                               -12.39%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.34%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                                   7.13%  -4.16% 21.70%   9.06%  16.34%  17.43%    10.06%  -0.86%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                            15.43%  -7.88%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series      27.55%   9.15%   9.50%  -2.75% 16.65%   7.57%  19.10%  19.18%     9.75%  -0.78%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.51%  15.32%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                               43.67%  12.20%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                            15.59%  42.75%    52.92% -12.68%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                         1.10% 33.84%  15.96%  11.96%  17.67%    42.64% -12.12%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                        2.62% 34.39%  13.44%  22.00%  30.60%    28.13% -15.81%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                                10.50%  18.04%  55.68%    75.64% -25.87%
------------------------------------------------------------------------------------------------------------------------------------
 EAFE (R) Equity Index Fund                                                                               19.95%    25.87% -17.79%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                                  7.29%   2.77%   7.10%   6.19%    -1.95%   9.47%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                               18.74%  12.74%  12.28%   1.30%     0.93% -10.27%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                              28.16%    22.45%  -7.99%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                       22.81%     2.76% -18.31%
------------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                     37.48%    35.41% -12.28%
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2                                                                            7.54%  10.93%
------------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                                      -24.71%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2          25.70%   6.36%  24.15% -4.55%  20.60%  16.96%  13.74%   4.66%    20.89%  -1.32%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund --
 Class 2                                                                                         -30.35% -22.11%    51.22% -32.99%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities -- Fund Class 2       25.50%   5.41%  31.92%  -3.80% 23.26%  20.47%  10.10%  -0.38%    27.06%   5.72%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund --
 Class 2                                                           45.01%  -3.83% 13.91%  22.06%  12.12%   8.10%    21.58%  -3.70%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                       -2.92%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                           30.24%  -2.80%  14.77%   123.44% -28.83%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                               7.97%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                                                    44.64%  27.68%   7.82%    23.38%  -9.42%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                                    BIG EDGE

                               ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1991    1992    1993   1994   1995     1996    1997    1998      1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series             18.54% -13.70%  37.09%  -0.94%  8.50%  17.47%  10.94%  26.67%    28.22% -16.65%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                                -33.08%  -5.40%    49.48% -16.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                                                                                        -6.50%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                                                   31.79%  20.85% -21.99%     3.74%  29.49%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            41.33%   9.20%  18.52%   0.46% 29.59%  11.46%  19.88%  28.73%    28.40% -18.60%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                                                                                30.85% -18.93%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                                                                              17.62%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                4.93%   2.54%   1.85%   2.81%  4.65%   3.98%   4.14%   4.05%     3.78%   4.98%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                            18.40%   8.98%  14.77%  -6.43% 22.31%  11.30%   9.98%  -5.11%     4.41%   5.42%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                              23.10%  30.87%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced
 Index Series                                                                                             30.38%    17.65% -12.35%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                                                                                         -7.07%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                        5.38%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                               -12.05%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.02%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                                   7.53%  -3.80% 22.12%   9.46%  16.77%  17.84%    10.47%  -0.49%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                            15.85%  -7.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series      28.03%   9.56%   9.91%  -2.38% 17.03%   7.97%  19.54%  19.60%    10.16%  -0.41%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                    -11.18%  15.74%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                               44.20%  12.62%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                            16.00%  43.28%    53.47% -12.35%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                         1.48% 34.34%  16.40%  12.38%  18.12%    43.18% -11.79%
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                        3.00% 34.90%  13.87%  22.46%  31.09%    28.61% -15.50%
-----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                                10.91%  18.49%  56.26%    76.29% -25.56%
-----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund                                                                                20.40%    26.34% -17.48%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities
 II                                                                                7.69%   3.16%   7.50%   6.59%    -1.58%   9.89%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                               19.19%  13.17%  12.70%   1.67%     1.30%  -9.93%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                              28.64%    22.91%  -7.64%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                       23.27%     3.15% -18.01%
-----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                     37.99%    35.92% -11.95%
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2                                                                            8.21%  11.35%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                                      -24.35%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund -- Class 2          26.17%   6.76%  24.61%  -4.19% 21.05%  17.40%  14.13%   5.05%    21.34%  -0.95%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund --
 Class 2                                                                                         -30.10% -21.83%    51.78% -32.73%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2       25.97%   5.81%  32.41%  -3.44% 23.72%  20.92%  10.49%  -0.02%    27.52%   6.11%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund --
 Class 2                                                           45.01% -3.83%  13.91%  22.06%  12.38%   7.99%    22.02%  -3.34%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                       -2.56%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                           30.71%  -2.44%  15.18%   124.25% -28.57%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                               8.37%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                                                    45.16%  28.14%   7.61%    23.84%  -9.08%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


    The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2000:

EXAMPLE FOR THE BIG EDGE:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......     1.001041
Calculation:
   Ending account value..........................     1.001041
   Less beginning account value..................     1.000000
   Net change in account value...................     0.001041
Base period return:
   (net change/beginning account value)..........     0.001041
Current yield = return x (365/7) =...............        5.43%
Effective yield = [(1 + return)365/7] -1 =.......        5.58%

EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......     1.001008
Calculation:
   Ending account value..........................     1.001008
   Less beginning account value..................     1.000000
   Net change in account value...................     0.001008
Base period return:
   (net change/beginning account value)..........     0.001008
Current yield = return x (365/7) =...............        5.26%
Effective yield = [(1 + return)365/7] -1 =.......        5.39%

EXAMPLE FOR THE BIG EDGE CHOICE FOR NEW YORK
   (REFLECTS DAILY ADMINISTRATIVE FEE):

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......     1.000991
Calculation:
   Ending account value..........................     1.000991
   Less beginning account value..................     1.000000
   Net change in account value...................     0.000991
Base period return:
   (net change/beginning account value)..........     0.000991
Current yield = return x (365/7) =...............        5.17%
Effective yield = [(1 + return)365/7] -1 =.......        5.30%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

                (1/n)
 R = ((ERV / II)     ) - 1

 Where:

     II       =     a hypothetical initial payment of $1,000
     R        =     average annual total return for the period
     n        =     number of years in the period
     ERV      =     ending redeemable value of the hypothetical
                    $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barrons
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Financial World
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:


    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.


    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS

    Under all variable options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Home Life Variable Accumulation Account as of December 31, 2000 and for the year then ended and the consolidated financial statements of Phoenix Home Life Mutual Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Susan E. Schechter, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.















1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

Group Strategic Edge (R)

The Big Edge Plus(R)

          Phoenix Home Life
          Variable Accumulation Account
          December 31, 2000

          [LOGO] PHOENIX WEALTH MANAGEMENT (SM)

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                     Goodwin Money Market                    Engemann Capital Growth
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $   4,116,025        $  51,706,435        $  29,157,450        $ 602,586,643
                                              =============        =============        =============        =============
     Investments at market                    $   4,116,025        $  51,706,435        $  57,980,043        $ 842,589,554
                                              -------------        -------------        -------------        -------------
         Total assets                             4,116,025           51,706,435           57,980,043          842,589,554
Liabilities
     Accrued expenses to related party                4,069               55,480               50,717              915,108
                                              -------------        -------------        -------------        -------------
Net assets                                    $   4,111,956        $  51,650,955        $  57,929,326        $ 841,674,446
                                              =============        =============        =============        =============
Accumulation units outstanding                    1,638,091           21,300,730            3,894,869           58,573,517
                                              =============        =============        =============        =============
Unit value                                    $    2.510350        $    2.425010        $   14.874060        $   14.370520
                                              =============        =============        =============        =============

                                               Goodwin Multi-Sector Fixed Income          Oakhurst Strategic Allocation
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $   7,449,646        $  73,740,780        $  38,919,676        $ 197,162,818
                                              =============        =============        =============        =============
     Investments at market                    $   6,666,993        $  66,265,717        $  51,798,063        $ 212,961,453
                                              -------------        -------------        -------------        -------------
         Total assets                             6,666,993           66,265,717           51,798,063          212,961,453
Liabilities
     Accrued expenses to related party                5,183               69,547               44,166              226,307
                                              -------------        -------------        -------------        -------------
Net assets                                    $   6,661,810        $  66,196,170        $  51,753,897        $ 212,735,146
                                              =============        =============        =============        =============
Accumulation units outstanding                    1,541,948           15,853,643            8,680,848           36,949,696
                                              =============        =============        =============        =============
Unit value                                    $    4.320627        $    4.175745        $    5.962172        $    5.757818
                                              =============        =============        =============        =============

                                                    Aberdeen International                     Oakhurst Balanced
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $   3,307,424        $  96,519,518        $   3,577,671        $ 131,969,006
                                              =============        =============        =============        =============
     Investments at market                    $   4,206,450        $ 110,693,703        $   4,279,034        $ 150,919,844
                                              -------------        -------------        -------------        -------------
         Total assets                             4,206,450          110,693,703            4,279,034          150,919,844
Liabilities
     Accrued expenses to related party                3,557              115,677                4,040              160,728
                                              -------------        -------------        -------------        -------------
Net assets                                    $   4,202,893        $ 110,578,026        $   4,274,994        $ 150,759,116
                                              =============        =============        =============        =============
Accumulation units outstanding                    1,732,171           46,785,397            1,880,421           67,760,549
                                              =============        =============        =============        =============
Unit value                                    $    2.426665        $    2.363832        $    2.273548        $    2.225033
                                              =============        =============        =============        =============

                                             Duff & Phelps Real Estate Securities              Seneca Strategic Theme
                                                           Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     372,968        $   8,655,277        $   3,885,586        $  64,504,404
                                              =============        =============        =============        =============
     Investments at market                    $     427,425        $  12,674,411        $   3,571,527        $  70,089,629
                                              -------------        -------------        -------------        -------------
         Total assets                               427,425           12,674,411            3,571,527           70,089,629
Liabilities
     Accrued expenses to related party                  288               13,100                3,154               76,664
                                              -------------        -------------        -------------        -------------
Net assets                                    $     427,137        $  12,661,311        $   3,568,373        $  70,012,965
                                              =============        =============        =============        =============
Accumulation units outstanding                      221,487            6,575,000            1,469,644           28,996,361
                                              =============        =============        =============        =============
Unit value                                    $    1.928597        $    1.925806        $    2.428186        $    2.414708
                                              =============        =============        =============        =============

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000
                                   (Continued)

                                                     Aberdeen New Asia
                                                         Subaccount
                                                   VA1        VA2, VA3 & GSE
                                             -------------------------------
Assets
     Investments at cost                     $       46,619   $    5,671,771
                                             ==============   ==============
     Investments at market                   $       35,176   $    4,275,095
                                             --------------   --------------
         Total assets                                35,176        4,275,095
Liabilities
     Accrued expenses to related party                   29            4,533
                                             --------------   --------------
Net assets                                   $       35,147   $    4,270,562
                                             ==============   ==============
Accumulation units outstanding                       44,754        5,489,653
                                             ==============   ==============
Unit value                                   $     0.785372   $     0.777982
                                             ==============   ==============

                                                                   J.P. Morgan
                                                              Research Enhanced Index
                                                                   Subaccount
                                                   VA1            VA2, VA3 & GSE            SIP
                                             --------------------------------------------------------
Assets
     Investments at cost                     $    1,394,852       $   20,953,687       $    4,900,124
                                             ==============       ==============       ==============
     Investments at market                   $    1,516,183       $   25,219,116       $    4,920,818
                                             --------------       --------------       --------------
         Total assets                             1,516,183           25,219,116            4,920,818
Liabilities
     Accrued expenses to related party                1,308               27,063                   --
                                             --------------       --------------       --------------
Net assets                                   $    1,514,875       $   25,192,053       $    4,920,818
                                             ==============       ==============       ==============
Accumulation units outstanding                    1,104,583           17,939,758              386,434
                                             ==============       ==============       ==============
Unit value                                   $     1.371258       $     1.404086       $    12.733903
                                             ==============       ==============       ==============

                                                     Engemann Nifty Fifty                      Seneca Mid-Cap Growth
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     710,177        $  19,376,654        $   1,932,170        $  21,486,897
                                              =============        =============        =============        =============
     Investments at market                    $     708,329        $  20,106,859        $   1,764,403        $  22,851,742
                                              -------------        -------------        -------------        -------------
         Total assets                               708,329           20,106,859            1,764,403           22,851,742
Liabilities
     Accrued expenses to related party                  633               22,176                1,483               23,412
                                              -------------        -------------        -------------        -------------
Net assets                                    $     707,696        $  20,084,683        $   1,762,920        $  22,828,330
                                              =============        =============        =============        =============
Accumulation units outstanding                      534,266           15,227,386              998,263           11,724,292
                                              =============        =============        =============        =============
Unit value                                    $    1.324686        $    1.319075        $    1.766085        $    1.947230
                                              =============        =============        =============        =============

                                                   Oakhurst Growth and Income                  Hollister Value Equity
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     896,341        $  25,156,995        $     465,518        $  11,129,277
                                              =============        =============        =============        =============
     Investments at market                    $     998,348        $  28,743,667        $     499,342        $  13,823,713
                                              -------------        -------------        -------------        -------------
         Total assets                               998,348           28,743,667              499,342           13,823,713
Liabilities
     Accrued expenses to related party                  841               30,333                  339               13,365
                                              -------------        -------------        -------------        -------------
Net assets                                    $     997,507        $  28,713,334        $     499,003        $  13,810,348
                                              =============        =============        =============        =============
Accumulation units outstanding                      779,533           22,596,832              297,870            7,856,928
                                              =============        =============        =============        =============
Unit value                                    $    1.279691        $    1.270767        $    1.675326        $    1.757849
                                              =============        =============        =============        =============

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                                Sanford Bernstein Mid-Cap Value                Wanger U.S. Small-Cap
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     103,675        $   5,503,446        $   2,095,663        $ 102,422,460
                                              =============        =============        =============        =============
     Investments at market                    $     103,346        $   5,334,027        $   3,160,912        $ 142,279,379
                                              -------------        -------------        -------------        -------------
         Total assets                               103,346            5,334,027            3,160,912          142,279,379
Liabilities
     Accrued expenses to related party                   64                5,108                2,728              145,309
                                              -------------        -------------        -------------        -------------
Net assets                                    $     103,282        $   5,328,919        $   3,158,184        $ 142,134,070
                                              =============        =============        =============        =============
Accumulation units outstanding                      117,034            5,940,351            1,210,409           55,245,724
                                              =============        =============        =============        =============
Unit value                                    $    0.882552        $    0.897133        $    2.609330        $    2.572937
                                              =============        =============        =============        =============

                                                Wanger International Small-Cap                   Templeton Growth
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $   2,185,868        $  50,825,254        $     172,934        $   6,211,845
                                              =============        =============        =============        =============
     Investments at market                    $   3,446,977        $  95,305,079        $     179,508        $   6,603,192
                                              -------------        -------------        -------------        -------------
         Total assets                             3,446,977           95,305,079              179,508            6,603,192
Liabilities
     Accrued expenses to related party                3,006              102,264                  147                6,792
                                              -------------        -------------        -------------        -------------
Net assets                                    $   3,443,971        $  95,202,815        $     179,361        $   6,596,400
                                              =============        =============        =============        =============
Accumulation units outstanding                    1,182,620           30,743,744              124,651            4,624,367
                                              =============        =============        =============        =============
Unit value                                    $    2.912313        $    3.096868        $    1.438988        $    1.426542
                                              =============        =============        =============        =============

                                                   Templeton Asset Strategy                    Templeton International
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     106,401        $   5,533,783        $     258,295        $   8,177,619
                                              =============        =============        =============        =============
     Investments at market                    $      89,374        $   4,821,208        $     243,717        $   7,545,054
                                              -------------        -------------        -------------        -------------
         Total assets                                89,374            4,821,208              243,717            7,545,054
Liabilities
     Accrued expenses to related party                   74                4,997                  201                7,849
                                              -------------        -------------        -------------        -------------
Net assets                                    $      89,300        $   4,816,211        $     243,516        $   7,537,205
                                              =============        =============        =============        =============
Accumulation units outstanding                       68,491            3,571,431              196,306            5,542,834
                                              =============        =============        =============        =============
Unit value                                    $    1.303887        $    1.348624        $    1.240562        $    1.359904
                                              =============        =============        =============        =============

                                                 Templeton Developing Markets                  Mutual Shares Investments
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     625,091        $   3,874,869        $          --        $     655,488
                                              =============        =============        =============        =============
     Investments at market                    $     317,167        $   2,039,431        $          --        $     723,535
                                              -------------        -------------        -------------        -------------
         Total assets                               317,167            2,039,431                   --              723,535
Liabilities
     Accrued expenses to related party                  266                2,155                   --                  704
                                              -------------        -------------        -------------        -------------
Net assets                                    $     316,901        $   2,037,276        $          --        $     722,831
                                              =============        =============        =============        =============
Accumulation units outstanding                      587,378            3,858,907                   --              594,263
                                              =============        =============        =============        =============
Unit value                                    $    0.539547        $    0.527977        $          --        $    1.216431
                                              =============        =============        =============        =============

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                                         Wanger Twenty                         Wanger Foreign Forty
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     136,679        $   3,158,726        $     243,320        $   3,847,484
                                              =============        =============        =============        =============
     Investments at market                    $     147,047        $   3,678,310        $     203,154        $   3,968,057
                                              -------------        -------------        -------------        -------------
         Total assets                               147,047            3,678,310              203,154            3,968,057
Liabilities
     Accrued expenses to related party                  120                3,841                  168                4,096
                                              -------------        -------------        -------------        -------------
Net assets                                    $     146,927        $   3,674,469        $     202,986        $   3,963,961
                                              =============        =============        =============        =============
Accumulation units outstanding                      124,951            2,559,561              203,747            2,242,164
                                              =============        =============        =============        =============
Unit value                                    $    1.175947        $    1.435684        $    0.996320        $    1.768039
                                              =============        =============        =============        =============

                                                       EAFE Equity Index                      Bankers Trust Dow 30
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $      62,191        $   1,185,255        $          --        $  10,507,666
                                              =============        =============        =============        =============
     Investments at market                    $      54,346        $   1,047,018        $          --        $  10,292,984
                                              -------------        -------------        -------------        -------------
         Total assets                                54,346            1,047,018                   --           10,292,984
Liabilities
     Accrued expenses to related party                   45                1,096                   --               10,662
                                              -------------        -------------        -------------        -------------
Net assets                                    $      54,301        $   1,045,922        $          --        $  10,282,322
                                              =============        =============        =============        =============
Accumulation units outstanding                       55,917            1,045,481                   --           10,760,265
                                              =============        =============        =============        =============
Unit value                                    $    0.971143        $    1.000491        $          --        $    0.955648
                                              =============        =============        =============        =============

                                              Federated U.S. Gov't Securities II        Federated High Income Bond Fund II
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $      49,554        $   2,244,596        $     427,327        $   1,227,139
                                              =============        =============        =============        =============
     Investments at market                    $      52,183        $   2,372,225        $     422,564        $   1,166,008
                                              -------------        -------------        -------------        -------------
         Total assets                                52,183            2,372,225              422,564            1,166,008
Liabilities
     Accrued expenses to related party                  159                2,759                  233                  901
                                              -------------        -------------        -------------        -------------
Net assets                                    $      52,024        $   2,369,466        $     422,331        $   1,165,107
                                              =============        =============        =============        =============
Accumulation units outstanding                       47,207            2,175,987              451,192            1,287,521
                                              =============        =============        =============        =============
Unit value                                    $    1.102112        $    1.088990        $    0.936084        $    0.904985
                                              =============        =============        =============        =============

                                                   Federated U.S. Gov't Bond                   Janus Equity Income
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $      22,036        $   6,461,889        $      86,754        $   5,856,680
                                              =============        =============        =============        =============
     Investments at market                    $      22,814        $   7,064,171        $      80,913        $   5,559,855
                                              -------------        -------------        -------------        -------------
         Total assets                                22,814            7,064,171               80,913            5,559,855
Liabilities
     Accrued expenses to related party                   19                7,208                   68                5,784
                                              -------------        -------------        -------------        -------------
Net assets                                    $      22,795        $   7,056,963        $      80,845        $   5,554,071
                                              =============        =============        =============        =============
Accumulation units outstanding                       20,634            6,109,899               85,077            5,663,156
                                              =============        =============        =============        =============
Unit value                                    $    1.104779        $    1.155084        $    0.950304        $    0.980805
                                              =============        =============        =============        =============

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                                         Janus Growth                          Janus Flexible Income
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $   1,649,668        $  21,999,668        $      23,480        $   6,528,251
                                              =============        =============        =============        =============
     Investments at market                    $   1,402,121        $  18,882,375        $      23,539        $   6,577,645
                                              -------------        -------------        -------------        -------------
         Total assets                             1,402,121           18,882,375               23,539            6,577,645
Liabilities
     Accrued expenses to related party                1,257               20,515                   20                6,803
                                              -------------        -------------        -------------        -------------
Net assets                                    $   1,400,864        $  18,861,860        $      23,519        $   6,570,842
                                              =============        =============        =============        =============
Accumulation units outstanding                    1,573,655           20,296,523               22,691            6,253,486
                                              =============        =============        =============        =============
Unit value                                    $    0.890247        $    0.929379        $    1.036558        $    1.050821
                                              =============        =============        =============        =============

                                                  Morgan Stanley Focus Equity          Morgan Stanley Technology Portfolio
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $      19,608        $   5,588,759        $   1,622,550        $  21,965,211
                                              =============        =============        =============        =============
     Investments at market                    $      16,187        $   5,105,785        $   1,008,375        $  13,520,792
                                              -------------        -------------        -------------        -------------
         Total assets                                16,187            5,105,785            1,008,375           13,520,792
Liabilities
     Accrued expenses to related party                   14                5,510                  912               15,414
                                              -------------        -------------        -------------        -------------
Net assets                                    $      16,173        $   5,100,275        $   1,007,463        $  13,505,378
                                              =============        =============        =============        =============
Accumulation units outstanding                       18,693            5,597,362            1,291,156           16,662,275
                                              =============        =============        =============        =============
Unit value                                    $    0.865252        $    0.911255        $    0.780323        $    0.810592
                                              =============        =============        =============        =============

                                                 Alger American Leveraged All-Cap          Bankers Trust Nasdaq 100 Index
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     246,852        $   2,033,900        $      76,246        $   6,310,652
                                              =============        =============        =============        =============
     Investments at market                    $     198,310        $   1,694,079        $      62,443        $   4,161,868
                                              -------------        -------------        -------------        -------------
         Total assets                               198,310            1,694,079               62,443            4,161,868
Liabilities
     Accrued expenses to related party                  171                1,739                   27                4,535
                                              -------------        -------------        -------------        -------------
Net assets                                    $     198,139        $   1,692,340        $      62,416        $   4,157,333
                                              =============        =============        =============        =============
Accumulation units outstanding                      266,901            2,174,341               98,340            6,609,541
                                              =============        =============        =============        =============
Unit value                                    $    0.742408        $    0.778377        $    0.634730        $    0.629033
                                              =============        =============        =============        =============

                                              Engemann Small & Mid-Cap Growth Series         Fidelity VIP Contrafund
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     211,643        $   5,504,935        $     139,833        $   1,526,727
                                              =============        =============        =============        =============
     Investments at market                    $     165,195        $   4,653,969        $     131,601        $   1,493,080
                                              -------------        -------------        -------------        -------------
         Total assets                               165,195            4,653,969              131,601            1,493,080
Liabilities
     Accrued expenses to related party                  130                4,796                  110                1,543
                                              -------------        -------------        -------------        -------------
Net assets                                    $     165,065        $   4,649,173        $     131,491        $   1,491,537
                                              =============        =============        =============        =============
Accumulation units outstanding                      218,123            5,507,967              140,565            1,611,939
                                              =============        =============        =============        =============
Unit value                                    $    0.756792        $    0.844139        $    0.935504        $    0.925369
                                              =============        =============        =============        =============

                                                      Fidelity VIP Growth               Fidelity VIP Growth Opportunities
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $     206,480        $   1,759,983        $      53,980        $     312,640
                                              =============        =============        =============        =============
     Investments at market                    $     182,001        $   1,545,235        $      47,048        $     282,522
                                              -------------        -------------        -------------        -------------
         Total assets                               182,001            1,545,235               47,048              282,522
Liabilities
     Accrued expenses to related party                  149                1,490                   40                  280
                                              -------------        -------------        -------------        -------------
Net assets                                    $     181,852        $   1,543,745        $      47,008        $     282,242
                                              =============        =============        =============        =============
Accumulation units outstanding                      215,640            1,818,793               54,848              338,717
                                              =============        =============        =============        =============
Unit value                                    $    0.843356        $    0.848832        $    0.857103        $    0.833327
                                              =============        =============        =============        =============

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                                Sanford Bernstein Small-Cap Value          Sanford Bernstein Global Value
                                                          Subaccount                                Subaccount
                                                   VA1            VA2, VA3 & GSE             VA1            VA2, VA3 & GSE
                                              ----------------------------------------------------------------------------
Assets
     Investments at cost                      $          --        $   2,384,023        $          --        $   7,292,976
                                              =============        =============        =============        =============
     Investments at market                    $          --        $   2,530,658        $          --        $   7,594,304
                                              -------------        -------------        -------------        -------------
         Total assets                                    --            2,530,658                   --            7,594,304
Liabilities
     Accrued expenses to related party                   --                2,389                   --                7,726
                                              -------------        -------------        -------------        -------------
Net assets                                    $          --        $   2,528,269        $          --        $   7,586,578
                                              =============        =============        =============        =============
Accumulation units outstanding                           --            2,378,546                   --            7,280,253
                                              =============        =============        =============        =============
Unit value                                    $          --        $    1.063020        $          --        $    1.042147
                                              =============        =============        =============        =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                       Goodwin Money Market                 Engemann Capital Growth
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $     347,036     $   3,620,845    $       5,502    $      78,880
Expenses
     Mortality, expense risk and administrative charges                  59,651           780,038          765,733       13,843,071
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                            287,385         2,840,807         (760,231)     (13,764,191)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                             --                --        3,382,604       32,563,622
Net realized gain distribution from Fund                                     --                --        3,179,829       45,695,319
Net unrealized appreciation (depreciation) on investment                     --                --      (19,359,286)    (264,249,076)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                               --                --      (12,796,853)    (185,990,135)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     287,385     $   2,840,807    $ (13,557,084)   $(199,754,326)
                                                                  =============     =============    =============    =============

                                                                  Goodwin Multi-Sector Fixed Income   Oakhurst Strategic Allocation
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $     535,513     $   5,648,256    $   1,461,518    $   6,086,879
Expenses
     Mortality, expense risk and administrative charges                  63,645           879,190          558,285        2,927,643
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                            471,868         4,769,066          903,233        3,159,236
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                       (206,953)       (1,442,375)       1,255,959        5,390,741
Net realized gain distribution from Fund                                     --                --        5,317,367       21,912,330
Net unrealized appreciation (depreciation) on investment                 74,651           122,414       (7,767,856)     (32,166,308)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                         (132,302)       (1,319,961)      (1,194,530)      (4,863,237)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     339,566     $   3,449,105    $    (291,297)   $  (1,704,001)
                                                                  =============     =============    =============    =============

                                                                       Aberdeen International                 Oakhurst Balanced
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $      33,454     $     871,454    $     140,093    $   4,563,901
Expenses
     Mortality, expense risk and administrative charges                  53,238         1,683,488           53,001        2,114,387
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                            (19,784)         (812,034)          87,092        2,449,514
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                         40,802          (266,191)         225,032        6,062,948
Net realized gain distribution from Fund                                350,898         9,095,901          472,994       16,518,365
Net unrealized appreciation (depreciation) on investment             (1,311,065)      (32,210,207)        (826,475)     (26,227,705)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                         (919,365)      (23,380,497)        (128,449)      (3,646,392)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $    (939,149)    $ (24,192,531)   $     (41,357)   $  (1,196,878)
                                                                  =============     =============    =============    =============

                                                                  Duff & Phelps Real Estate Securities        Seneca Strategic Theme
                                                                              Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $      10,965     $     507,686    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                   2,195           150,689           45,229        1,087,961
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                              8,770           356,997          (45,229)      (1,087,961)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                          1,696           209,386          (84,873)        (498,464)
Net realized gain distribution from Fund                                     --                --          483,438        9,505,182
Net unrealized appreciation (depreciation) on investment                 46,774         2,449,791       (1,067,561)     (19,974,973)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                           48,470         2,659,177         (668,996)     (10,968,255)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $      57,240     $   3,016,174    $    (714,225)   $ (12,056,216)
                                                                  =============     =============    =============    =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                         Aberdeen New Asia
                                                                             Subaccount
                                                                       VA1        VA2, VA3 & GSE
                                                                   -----------------------------
Investment income
     Distributions                                                 $       1,100   $     148,559
Expenses
     Mortality, expense risk and administrative charges                      388          79,994
                                                                   -------------   -------------
Net investment income (loss)                                                 712          68,565
                                                                   -------------   -------------
Net realized gain (loss) from share transactions                            (745)       (279,745)
Net realized gain distribution from Fund                                      --              --
Net unrealized appreciation (depreciation) on investment                  (7,232)       (891,782)
                                                                   -------------   -------------
Net gain (loss) on investments                                            (7,977)     (1,171,527)
                                                                   -------------   -------------
Net increase (decrease) in net assets resulting from operations    $      (7,265)  $  (1,102,962)
                                                                   =============   =============

                                                                                Research Enhanced Index
                                                                                     Subaccount
                                                                         VA1       VA2, VA3 & GSE       SIP
                                                                   ---------------------------------------------
Investment income
     Distributions                                                 $      13,362   $     231,226   $      43,217
Expenses
     Mortality, expense risk and administrative charges                   16,914         383,502              --
                                                                   -------------   -------------   -------------
Net investment income (loss)                                              (3,552)       (152,276)         43,217
                                                                   -------------   -------------   -------------
Net realized gain (loss) from share transactions                         (28,588)        (75,655)        (66,994)
Net realized gain distribution from Fund                                  54,005         953,542         177,245
Net unrealized appreciation (depreciation) on investment                (259,706)     (4,763,536)       (839,656)
                                                                   -------------   -------------   -------------
Net gain (loss) on investments                                          (234,289)     (3,885,649)       (729,405)
                                                                   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations    $    (237,841)  $  (4,037,925)  $    (686,188)
                                                                   =============   =============   =============

                                                                       Engemann Nifty Fifty                 Seneca Mid-Cap Growth
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                   9,145           303,591           12,133          220,709
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                             (9,145)         (303,591)         (12,133)        (220,709)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                        (12,352)          (46,824)         (15,409)        (520,947)
Net realized gain distribution from Fund                                     --                --          144,432        1,927,913
Net unrealized appreciation (depreciation) on investment               (155,089)       (4,448,894)        (238,910)      (1,676,793)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                         (167,441)       (4,495,718)        (109,887)        (269,827)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $    (176,586)    $  (4,799,309)   $    (122,020)   $    (490,536)
                                                                  =============     =============    =============    =============

                                                                     Oakhurst Growth and Income            Hollister Value Equity
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $       5,321     $     152,656    $       2,221    $      65,355
Expenses
     Mortality, expense risk and administrative charges                  11,354           387,747            1,995          119,627
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                             (6,033)         (235,091)             226          (54,272)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                         24,040            74,134             (205)           2,022
Net realized gain distribution from Fund                                  3,915           112,716           38,344        1,207,237
Net unrealized appreciation (depreciation) on investment               (115,726)       (2,336,132)          24,746        1,521,205
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                          (87,771)       (2,149,282)          62,885        2,730,464
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     (93,804)    $  (2,384,373)   $      63,111    $   2,676,192
                                                                  =============     =============    =============    =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                    Sanford Bernstein Mid-Cap Value       Wanger U.S. Small-Cap
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $         672     $      36,161    $       6,081    $     207,810
Expenses
     Mortality, expense risk and administrative charges                     543            51,181           39,875        1,891,108
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                                129           (15,020)         (33,794)      (1,683,298)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                         (4,494)          (12,941)         170,756         (857,870)
Net realized gain distribution from Fund                                     --                --          626,350       21,404,174
Net unrealized appreciation (depreciation) on investment                 11,320           757,698       (1,311,977)     (35,582,045)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                            6,826           744,757         (514,871)     (15,035,741)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $       6,955     $     729,737    $    (548,665)   $ (16,719,039)
                                                                  =============     =============    =============    =============

                                                                      Wanger International Small-Cap          Templeton Growth
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $         588    $      61,874
Expenses
     Mortality, expense risk and administrative charges                  52,054         1,742,773              898           82,775
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                            (52,054)       (1,742,773)            (310)         (20,901)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                       (402,267)       (3,653,722)          (7,863)      (1,402,834)
Net realized gain distribution from Fund                                642,648        17,877,103           13,902        1,459,766
Net unrealized appreciation (depreciation) on investment             (1,855,157)      (52,778,296)             506          339,840
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                       (1,614,776)      (38,554,915)           6,545          396,772
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting
 from operations                                                  $  (1,666,830)    $ (40,297,688)   $       6,235    $     375,871
                                                                  =============     =============    =============    =============

                                                                      Templeton Asset Strategy           Templeton International
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $       2,447     $     100,698    $       4,580    $     160,063
Expenses
     Mortality, expense risk and administrative charges                   1,119            61,018            2,503          102,385
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                              1,328            39,680            2,077           57,678
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                          4,609            15,156              843           16,322
Net realized gain distribution from Fund                                 18,873           773,581           30,483        1,048,498
Net unrealized appreciation (depreciation) on investment                (25,265)         (889,279)         (41,673)      (1,416,259)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                           (1,783)         (100,542)         (10,347)        (351,439)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $        (455)    $     (60,862)   $      (8,270)   $    (293,761)
                                                                  =============     =============    =============    =============

                                                                     Templeton Developing Markets        Mutual Shares Investments
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $       3,762     $      27,101    $          --    $       4,743
Expenses
     Mortality, expense risk and administrative charges                   4,064            36,330               --            6,976
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                               (302)           (9,229)              --           (2,233)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                         (6,239)          (37,918)              --            3,613
Net realized gain distribution from Fund                                     --                --               --            4,744
Net unrealized appreciation (depreciation) on investment               (153,856)       (1,132,704)              --           56,099
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                         (160,095)       (1,170,622)              --           64,456
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $    (160,397)    $  (1,179,851)   $          --    $      62,223
                                                                  =============     =============    =============    =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                           Wanger Twenty                   Wanger Foreign Forty
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1(1)     VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                   1,267            39,369            1,719           43,688
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                             (1,267)          (39,369)          (1,719)         (43,688)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                          1,675            72,500             (476)         288,135
Net realized gain distribution from Fund                                  3,732           111,155            6,442          135,277
Net unrealized appreciation (depreciation) on investment                  8,724           153,052          (40,166)        (699,037)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                           14,131           336,707          (34,200)        (275,625)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $      12,864     $     297,338    $     (35,919)   $    (319,313)
                                                                  =============     =============    =============    =============

                                                                         EAFE Equity Index                   Bankers Trust Dow 30
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $      86,043
Expenses
     Mortality, expense risk and administrative charges                   1,013             9,436               --          110,090
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                             (1,013)           (9,436)              --          (24,047)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                         (8,525)              853               --              479
Net realized gain distribution from Fund                                    906            17,749               --          135,890
Net unrealized appreciation (depreciation) on investment                (10,565)         (156,577)              --         (334,732)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                          (18,184)         (137,975)              --         (198,363)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     (19,197)    $    (147,411)   $          --    $    (222,410)
                                                                  =============     =============    =============    =============

                                                                                                             Federated High
                                                                Federated U.S. Gov't Securities II         Income Bond Fund II
                                                                           Subaccount                          Subaccount
                                                                        VA1(2)     VA2, VA3 & GSE         VA1(3)     VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $       2,470     $     105,944    $          --    $      25,958
Expenses
     Mortality, expense risk and administrative charges                     856            26,137            1,441            8,161
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                              1,614            79,807           (1,441)          17,797
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                          7,864             2,959            6,596           (3,678)
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment                  2,629           124,068           (4,763)         (62,968)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                           10,493           127,027            1,833          (66,646)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $      12,107     $     206,834    $         392    $     (48,849)
                                                                  =============     =============    =============    =============

                                                                      Federated U.S. Gov't Bond              Janus Equity Income
                                                                            Subaccount                          Subaccount
                                                                        VA1(4)     VA2, VA3 & GSE         VA1(5)     VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $         645     $     315,501    $         448    $      31,352
Expenses
     Mortality, expense risk and administrative charges                      77            72,308              642           60,182
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                                568           243,193             (194)         (28,830)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                            (15)              514              (34)         (14,829)
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment                    778           690,164           (5,841)        (414,099)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                              763           690,678           (5,875)        (428,928)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $       1,331     $     933,871    $      (6,069)   $    (457,758)
                                                                  =============     =============    =============    =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                          Janus Growth                     Janus Flexible Income
                                                                            Subaccount                          Subaccount
                                                                        VA1        VA2, VA3 & GSE         VA1(6)     VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $       1,599     $      21,696    $         845    $     322,124
Expenses
     Mortality, expense risk and administrative charges                  12,941           211,734               76           73,403
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                            (11,342)         (190,038)             769          248,721
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                        (21,096)          (70,373)              --             (108)
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment               (248,311)       (3,239,613)              59           58,705
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                         (269,407)       (3,309,986)              59           58,597
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $    (280,749)    $  (3,500,024)   $         828    $     307,318
                                                                  =============     =============    =============    =============

                                                                                                          Morgan Stanley Technology
                                                                      Morgan Stanley Focus Equity                Portfolio
                                                                            Subaccount                          Subaccount
                                                                        VA1(7)     VA2, VA3 & GSE         VA1        VA2, VA3 & GSE
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                     156            72,654           11,727          194,842
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                               (156)          (72,654)         (11,727)        (194,842)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                           (516)             (478)         (88,100)        (354,222)
Net realized gain distribution from Fund                                     19             6,028              284            3,816
Net unrealized appreciation (depreciation) on investment                 (3,421)         (798,542)        (619,329)      (8,450,412)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                           (3,918)         (792,992)        (707,145)      (8,800,818)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $      (4,074)    $    (865,646)   $    (718,872)   $  (8,995,660)
                                                                  =============     =============    =============    =============

                                                                  Alger American Leveraged All-Cap    Bankers Trust Nasdaq 100 Index
                                                                            Subaccount                          Subaccount
                                                                                                                        VA2, VA3
                                                                        VA1(8)     VA2, VA3 & GSE(9)      VA1(10)       & GSE(11)
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                     967             7,115               66           22,527
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                               (967)           (7,115)             (66)         (22,527)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                         (1,168)          (87,508)              (8)          (2,601)
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment                (48,542)         (339,821)         (13,803)      (2,148,784)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                          (49,710)         (427,329)         (13,811)      (2,151,385)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     (50,677)    $    (434,444)   $     (13,877)   $  (2,173,912)
                                                                  =============     =============    =============    =============

                                                                   Engemann Small & Mid-Cap Growth        Fidelity VIP Contrafund
                                                                            Subaccount                          Subaccount
                                                                                                                         VA2, VA3
                                                                        VA1(10)    VA2, VA3 & GSE(11)     VA1(12)        & GSE(8)
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                     568            22,146              521            5,184
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                               (568)          (22,146)            (521)          (5,184)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                            (92)          (12,051)             (30)          (8,853)
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment                (46,448)         (850,966)          (8,232)         (33,647)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                          (46,540)         (863,017)          (8,262)         (42,500)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     (47,108)    $    (885,163)   $      (8,783)   $     (47,684)
                                                                  =============     =============    =============    =============

                                                                                                               Fidelity VIP
                                                                       Fidelity VIP Growth                Growth Opportunities
                                                                              Subaccount                      Subaccount
                                                                                                                        VA2, VA3
                                                                      VA1(12)    VA2, VA3 & GSE(13)     VA1(12)         & GSE(14)
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $          --    $          --    $          --
Expenses
     Mortality, expense risk and administrative charges                     606             7,077              203            1,004
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                               (606)           (7,077)            (203)          (1,004)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                            (60)           (7,623)             (11)            (590)
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment                (24,479)         (214,748)          (6,932)         (30,118)
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                          (24,539)         (222,371)          (6,943)         (30,708)
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $     (25,145)    $    (229,448)   $      (7,146)   $     (31,712)
                                                                  =============     =============    =============    =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                   Sanford Bernstein Small-Cap Value  Sanford Bernstein Global Value
                                                                              Subaccount                      Subaccount
                                                                                                                        VA2, VA3
                                                                      VA1(12)    VA2, VA3 & GSE(15)     VA1(12)         & GSE(15)
                                                                  -----------------------------------------------------------------
Investment income
     Distributions                                                $          --     $       6,405    $          --    $       9,243
Expenses
     Mortality, expense risk and administrative charges                      --             3,087               --           10,115
                                                                  -------------     -------------    -------------    -------------
Net investment income (loss)                                                 --             3,318               --             (872)
                                                                  -------------     -------------    -------------    -------------
Net realized gain (loss) from share transactions                             --               (13)              --               18
Net realized gain distribution from Fund                                     --                --               --               --
Net unrealized appreciation (depreciation) on investment                     --           146,635               --          301,328
                                                                  -------------     -------------    -------------    -------------
Net gain (loss) on investments                                               --           146,622               --          301,346
                                                                  -------------     -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations   $          --     $     149,940    $          --    $     300,474
                                                                  =============     =============    =============    =============

(1)   From inception January 28, 2000 to December 31, 2000
(2)   From inception February 8, 2000 to December 31, 2000
(3)   From inception March 31, 2000 to December 31, 2000
(4)   From inception April 17, 2000 to December 31, 2000
(5)   From inception January 11, 2000 to December 31, 2000
(6)   From inception August 31, 2000 to December 31, 2000
(7)   From inception February 24, 2000 to December 31, 2000
(8)   From inception June 20, 2000 to December 31, 2000
(9)   From inception June 13, 2000 to December 31, 2000
(10)  From inception August 30, 2000 to December 31, 2000
(11)  From inception August 15, 2000 to December 31, 2000
(12)  From inception July 7, 2000 to December 31, 2000
(13)  From inception June 16, 2000 to December 31, 2000
(14)  From inception June 21, 2000 to December 31, 2000
(15)  From inception November 20, 2000 to December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                 Goodwin Money Market                   Engemann Capital Growth
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $       287,385    $     2,840,807    $      (760,231)   $   (13,764,191)
     Net realized gain (loss)                                           --                 --          6,562,433         78,258,941
     Net unrealized appreciation (depreciation)                         --                 --        (19,359,286)      (264,249,076)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             287,385          2,840,807        (13,557,084)      (199,754,326)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                          124,905          8,859,333            426,842         21,270,332
     Participant transfers                                      (1,986,465)       (19,280,710)        (4,948,760)       (45,497,563)
     Participant withdrawals                                    (2,091,413)       (33,002,388)       (10,196,941)      (177,520,170)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (3,952,973)       (43,423,765)       (14,718,859)      (201,747,401)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                      (3,665,588)       (40,582,958)       (28,275,943)      (401,501,727)
Net assets
     Beginning of period                                         7,777,544         92,233,913         86,205,269      1,243,176,173
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $     4,111,956    $    51,650,955    $    57,929,326    $   841,674,446
                                                           ===============    ===============    ===============    ===============

                                                             Goodwin Multi-Sector Fixed Income         Oakhurst Strategic Allocation
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $       471,868    $     4,769,066    $       903,233    $     3,159,236
     Net realized gain (loss)                                     (206,953)        (1,442,375)         6,573,326         27,303,071
     Net unrealized appreciation (depreciation)                     74,651            122,414         (7,767,856)       (32,166,308)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             339,566          3,449,105           (291,297)        (1,704,001)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                           25,934          1,438,905            467,452          4,136,732
     Participant transfers                                       1,060,074         (4,459,788)        (3,041,172)       (13,797,312)
     Participant withdrawals                                    (1,826,597)       (12,693,197)        (6,137,124)       (37,708,823)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (740,589)       (15,714,080)        (8,710,844)       (47,369,403)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                        (401,023)       (12,264,975)        (9,002,141)       (49,073,404)
Net assets
     Beginning of period                                         7,062,833         78,461,145         60,756,038        261,808,550
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $     6,661,810    $    66,196,170    $    51,753,897    $   212,735,146
                                                           ===============    ===============    ===============    ===============

                                                                  Aberdeen International                  Oakhurst Balanced
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $       (19,784)   $      (812,034)   $        87,092    $     2,449,514
     Net realized gain (loss)                                      391,700          8,829,710            698,026         22,581,313
     Net unrealized appreciation (depreciation)                 (1,311,065)       (32,210,207)          (826,475)       (26,227,705)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations            (939,149)       (24,192,531)           (41,357)        (1,196,878)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                           23,990          2,906,525             54,372          3,277,742
     Participant transfers                                        (355,764)        (4,543,069)           (38,444)       (10,159,054)
     Participant withdrawals                                      (812,534)       (21,874,661)        (1,445,403)       (32,879,316)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (1,144,308)       (23,511,205)        (1,429,475)       (39,760,628)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                      (2,083,457)       (47,703,736)        (1,470,832)       (40,957,506)
Net assets
     Beginning of period                                         6,286,350        158,281,762          5,745,826        191,716,622
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $     4,202,893    $   110,578,026    $     4,274,994    $   150,759,116
                                                           ===============    ===============    ===============    ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                           Duff & Phelps Real Estate Securities        Seneca Strategic Theme
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $         8,770    $       356,997    $       (45,229)   $    (1,087,961)
     Net realized gain (loss)                                        1,696            209,386            398,565          9,006,718
     Net unrealized appreciation (depreciation)                     46,774          2,449,791         (1,067,561)       (19,974,973)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations              57,240          3,016,174           (714,225)       (12,056,216)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                            3,473            428,778             78,400          3,999,713
     Participant transfers                                         177,998           (541,730)         1,777,055         17,586,770
     Participant withdrawals                                        (2,236)        (2,776,300)          (407,977)        (9,868,355)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             179,235         (2,889,252)         1,447,478         11,718,128
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         236,475            126,922            733,253           (338,088)
Net assets
     Beginning of period                                           190,662         12,534,389          2,835,120         70,351,053
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       427,137    $    12,661,311    $     3,568,373    $    70,012,965
                                                           ===============    ===============    ===============    ===============

                                                                Aberdeen New Asia
                                                                   Subaccount
                                                            VA1          VA2, VA3 & GSE
                                                          -----------------------------
From operations
     Net investment income (loss)                         $       712     $    68,565
     Net realized gain (loss)                                    (745)       (279,745)
     Net unrealized appreciation (depreciation)                (7,232)       (891,782)
                                                          -----------     -----------
     Net increase (decrease) resulting from operations         (7,265)     (1,102,962)
                                                          -----------     -----------
From accumulation unit transactions
     Participant deposits                                         250         388,913
     Participant transfers                                      5,045        (401,099)
     Participant withdrawals                                   (8,110)     (3,224,685)
                                                          -----------     -----------
     Net increase (decrease) in net assets resulting
         from participant transactions                         (2,815)     (3,236,871)
                                                          -----------     -----------
     Net increase (decrease) in net assets                    (10,080)     (4,339,833)
Net assets
     Beginning of period                                       45,227       8,610,395
                                                          -----------     -----------
     End of period                                        $    35,147     $ 4,270,562
                                                          ===========     ===========

                                                                   J.P. Morgan Research Enhanced Index
                                                                             Subaccount
                                                               VA1         VA2, VA3 & GSE       SIP
                                                          -------------------------------------------------
From operations
     Net investment income (loss)                         $        (3,552) $      (152,276) $        43,217
     Net realized gain (loss)                                      25,417          877,887          110,251
     Net unrealized appreciation (depreciation)                  (259,706)      (4,763,536)        (839,656)
                                                          ---------------  ---------------  ---------------
     Net increase (decrease) resulting from operations           (237,841)      (4,037,925)        (686,188)
                                                          ---------------  ---------------  ---------------
From accumulation unit transactions
     Participant deposits                                          10,074        1,686,379        1,388,436
     Participant transfers                                        183,661       (4,050,598)              --
     Participant withdrawals                                     (133,937)      (4,310,598)      (2,073,467)
                                                          ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             59,798       (6,674,817)        (685,031)
                                                          ---------------  ---------------  ---------------
     Net increase (decrease) in net assets                       (178,043)     (10,712,742)      (1,371,219)
Net assets
     Beginning of period                                        1,692,918       35,904,795        6,292,037
                                                          ---------------  ---------------  ---------------
     End of period                                        $     1,514,875  $    25,192,053  $     4,920,818
                                                          ===============  ===============  ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                              Engemann Nifty Fifty                        Seneca Mid-Cap Growth
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $        (9,145)   $      (303,591)   $       (12,133)   $      (220,709)
     Net realized gain (loss)                                      (12,352)           (46,824)           129,023          1,406,966
     Net unrealized appreciation (depreciation)                   (155,089)        (4,448,894)          (238,910)        (1,676,793)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations            (176,586)        (4,799,309)          (122,020)          (490,536)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                           56,452          1,695,188             11,055          2,373,413
     Participant transfers                                         170,165          4,972,559          1,787,435         17,011,299
     Participant withdrawals                                       (95,128)        (3,416,539)          (224,880)        (5,176,503)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             131,489          3,251,208          1,573,610         14,208,209
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         (45,097)        (1,548,101)         1,451,590         13,717,673
Net assets
     Beginning of period                                           752,793         21,632,784            311,330          9,110,657
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       707,696    $    20,084,683    $     1,762,920    $    22,828,330
                                                           ===============    ===============    ===============    ===============

                                                               Oakhurst Growth and Income                  Hollister Value Equity
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $        (6,033)   $      (235,091)   $           226    $       (54,272)
     Net realized gain (loss)                                       27,955            186,850             38,139          1,209,259
     Net unrealized appreciation (depreciation)                   (115,726)        (2,336,132)            24,746          1,521,205
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             (93,804)        (2,384,373)            63,111          2,676,192
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                           10,598          1,595,011              3,000            681,595
     Participant transfers                                        (363,063)           333,146            359,495          5,256,940
     Participant withdrawals                                      (141,854)        (3,743,196)              (297)        (1,713,129)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (494,319)        (1,815,039)           362,198          4,225,406
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                        (588,123)        (4,199,412)           425,309          6,901,598
Net assets
     Beginning of period                                         1,585,630         32,912,746             73,694          6,908,750
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       997,507    $    28,713,334    $       499,003    $    13,810,348
                                                           ===============    ===============    ===============    ===============

                                                              Sanford Bernstein Mid-Cap Value             Wanger U.S. Small-Cap
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $           129    $       (15,020)   $       (33,794)   $    (1,683,298)
     Net realized gain (loss)                                       (4,494)           (12,941)           797,106         20,546,304
     Net unrealized appreciation (depreciation)                     11,320            757,698         (1,311,977)       (35,582,045)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations               6,955            729,737           (548,665)       (16,719,039)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                               --            325,014             21,306          5,017,076
     Participant transfers                                          53,497          1,298,531           (953,959)        (5,669,831)
     Participant withdrawals                                           (12)          (384,206)          (599,021)       (17,856,388)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              53,485          1,239,339         (1,531,674)       (18,509,143)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                          60,440          1,969,076         (2,080,339)       (35,228,182)
Net assets
     Beginning of period                                            42,842          3,359,843          5,238,523        177,362,252
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       103,282    $     5,328,919    $     3,158,184    $   142,134,070
                                                           ===============    ===============    ===============    ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                              Wanger International Small-Cap              Templeton Growth
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $       (52,054)   $    (1,742,773)   $          (310)   $       (20,901)
     Net realized gain (loss)                                      240,381         14,223,381              6,039             56,932
     Net unrealized appreciation (depreciation)                 (1,855,157)       (52,778,296)               506            339,840
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations          (1,666,830)       (40,297,688)             6,235            375,871
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                           64,803          4,046,630              1,450            350,349
     Participant transfers                                         484,423         (2,791,071)           106,943           (228,653)
     Participant withdrawals                                      (403,571)       (15,274,889)               (59)          (872,557)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             145,655        (14,019,330)           108,334           (750,861)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                      (1,521,175)       (54,317,018)           114,569            374,990
Net assets
     Beginning of period                                         4,965,146        149,519,833             64,792          6,971,390
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $     3,443,971    $    95,202,815    $       179,361    $     6,596,400
                                                           ===============    ===============    ===============    ===============

                                                                 Templeton Asset Strategy             Templeton International
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $         1,328    $        39,680    $         2,077    $        57,678
     Net realized gain (loss)                                       23,482            788,737             31,326          1,064,820
     Net unrealized appreciation (depreciation)                    (25,265)          (889,279)           (41,673)        (1,416,259)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations                (455)           (60,862)            (8,270)          (293,761)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                              288            344,802                500            541,502
     Participant transfers                                         (74,758)           (73,322)            (1,519)          (406,127)
     Participant withdrawals                                        (4,006)          (371,287)            (4,551)        (1,093,913)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             (78,476)           (99,807)            (5,570)          (958,538)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         (78,931)          (160,669)           (13,840)        (1,252,299)
Net assets
     Beginning of period                                           168,231          4,976,880            257,356          8,789,504
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $        89,300    $     4,816,211    $       243,516    $     7,537,205
                                                           ===============    ===============    ===============    ===============

                                                              Templeton Developing Markets                Mutual Shares Investments
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $          (302)   $        (9,229)   $            --    $        (2,233)
     Net realized gain (loss)                                       (6,239)           (37,918)                --              8,357
     Net unrealized appreciation (depreciation)                   (153,856)        (1,132,704)                --             56,099
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations            (160,397)        (1,179,851)                --             62,223
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                               --            233,740                 --            125,022
     Participant transfers                                         (81,101)          (386,089)                --            261,953
     Participant withdrawals                                       (20,050)          (649,978)                --           (163,767)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (101,151)          (802,327)                --            223,208
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                        (261,548)        (1,982,178)                --            285,431
Net assets
     Beginning of period                                           578,449          4,019,454                 --            437,400
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       316,901    $     2,037,276    $            --    $       722,831
                                                           ===============    ===============    ===============    ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                     Wanger Twenty                       Wanger Foreign Forty
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1(1)        VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $        (1,267)   $       (39,369)   $        (1,719)   $       (43,688)
     Net realized gain (loss)                                        5,407            183,655              5,966            423,412
     Net unrealized appreciation (depreciation)                      8,724            153,052            (40,166)          (699,037)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations              12,864            297,338            (35,919)          (319,313)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                               --            270,565             39,065            509,353
     Participant transfers                                         111,993            705,717            236,591          1,741,651
     Participant withdrawals                                        (1,124)          (223,635)           (36,751)          (347,683)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             110,869            752,647            238,905          1,903,321
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         123,733          1,049,985            202,986          1,584,008
Net assets
     Beginning of period                                            23,194          2,624,484                 --          2,379,953
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       146,927    $     3,674,469    $       202,986    $     3,963,961
                                                           ===============    ===============    ===============    ===============

                                                                    EAFE Equity Index                    Bankers Trust Dow 30
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $        (1,013)   $        (9,436)   $            --    $       (24,047)
     Net realized gain (loss)                                       (7,619)            18,602                 --            136,369
     Net unrealized appreciation (depreciation)                    (10,565)          (156,577)                --           (334,732)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             (19,197)          (147,411)                --           (222,410)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                            1,500            264,048                 --            181,391
     Participant transfers                                          70,280            805,914                 --          5,251,598
     Participant withdrawals                                       (23,705)           (86,831)                --            (62,408)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              48,075            983,131                 --          5,370,581
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                          28,878            835,720                 --          5,148,171
Net assets
     Beginning of period                                            25,423            210,202                 --          5,134,151
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $        54,301    $     1,045,922    $            --    $    10,282,322
                                                           ===============    ===============    ===============    ===============

                                                          Federated U.S. Gov't Securities II     Federated High Income Bond Fund II
                                                                      Subaccount                             Subaccount
                                                               VA1(2)       VA2, VA3 & GSE           VA1(3)        VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $         1,614    $        79,807    $        (1,441)   $        17,797
     Net realized gain (loss)                                        7,864              2,959              6,596             (3,678)
     Net unrealized appreciation (depreciation)                      2,629            124,068             (4,763)           (62,968)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations              12,107            206,834                392            (48,849)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                              500            203,500                 --             98,086
     Participant transfers                                          43,776            401,098            428,154          1,322,904
     Participant withdrawals                                        (4,359)          (232,012)            (6,215)          (368,769)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              39,917            372,586            421,939          1,052,221
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                          52,024            579,420            422,331          1,003,372
Net assets
     Beginning of period                                                --          1,790,046                 --            161,735
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $        52,024    $     2,369,466    $       422,331    $     1,165,107
                                                           ===============    ===============    ===============    ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                                  Federated U.S. Gov't Bond               Janus Equity Income
                                                                      Subaccount                             Subaccount
                                                               VA1(4)       VA2, VA3 & GSE           VA1(5)        VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $           568    $       243,193    $          (194)   $       (28,830)
     Net realized gain (loss)                                          (15)               514                (34)           (14,829)
     Net unrealized appreciation (depreciation)                        778            690,164             (5,841)          (414,099)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations               1,331            933,871             (6,069)          (457,758)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                              500            197,762             13,250            414,114
     Participant transfers                                          20,964          1,010,042             74,469          3,655,453
     Participant withdrawals                                            --            (75,340)              (805)          (183,235)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              21,464          1,132,464             86,914          3,886,332
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                          22,795          2,066,335             80,845          3,428,574
Net assets
     Beginning of period                                                --          4,990,628                 --          2,125,497
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $        22,795    $     7,056,963    $        80,845    $     5,554,071
                                                           ===============    ===============    ===============    ===============

                                                                      Janus Growth                     Janus Flexible Income
                                                                      Subaccount                             Subaccount
                                                               VA1          VA2, VA3 & GSE           VA1(6)        VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $       (11,342)   $      (190,038)   $           769    $       248,721
     Net realized gain (loss)                                      (21,096)           (70,373)                --               (108)
     Net unrealized appreciation (depreciation)                   (248,311)        (3,239,613)                59             58,705
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations            (280,749)        (3,500,024)               828            307,318
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                           10,738          2,713,435                 --            162,984
     Participant transfers                                       1,822,359         21,041,645             22,691          1,122,329
     Participant withdrawals                                      (214,100)        (3,712,314)                --            (20,239)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           1,618,997         20,042,766             22,691          1,265,074
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                       1,338,248         16,542,742             23,519          1,572,392
Net assets
     Beginning of period                                            62,616          2,319,118                 --          4,998,450
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $     1,400,864    $    18,861,860    $        23,519    $     6,570,842
                                                           ===============    ===============    ===============    ===============

                                                              Morgan Stanley Focus Equity       Morgan Stanley Technology Portfolio
                                                                      Subaccount                             Subaccount
                                                               VA1(7)       VA2, VA3 & GSE           VA1           VA2, VA3 & GSE
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $          (156)   $       (72,654)   $       (11,727)   $      (194,842)
     Net realized gain (loss)                                         (497)             5,550            (87,816)          (350,406)
     Net unrealized appreciation (depreciation)                     (3,421)          (798,542)          (619,329)        (8,450,412)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations              (4,074)          (865,646)          (718,872)        (8,995,660)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                              750            101,538             67,489          2,426,897
     Participant transfers                                          19,522            562,755          1,571,803         21,125,777
     Participant withdrawals                                           (25)           (15,334)           (80,811)        (1,248,041)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              20,247            648,959          1,558,481         22,304,633
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                          16,173           (216,687)           839,609         13,308,973
Net assets
     Beginning of period                                                --          5,316,962            167,854            196,405
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $        16,173    $     5,100,275    $     1,007,463    $    13,505,378
                                                           ===============    ===============    ===============    ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

                                                              Alger American Leveraged All-Cap       Bankers Trust Nasdaq 100 Index
                                                                      Subaccount                             Subaccount
                                                                                                                      VA2, VA3
                                                               VA1(8)       VA2, VA3 & GSE(9)        VA1(10)          & GSE (11)
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $          (967)   $        (7,115)   $           (66)   $       (22,527)
     Net realized gain (loss)                                       (1,168)           (87,508)                (8)            (2,601)
     Net unrealized appreciation (depreciation)                    (48,542)          (339,821)           (13,803)        (2,148,784)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             (50,677)          (434,444)           (13,877)        (2,173,912)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                            4,387            637,164              2,000          5,040,069
     Participant transfers                                         252,454          1,538,053             74,293          1,291,176
     Participant withdrawals                                        (8,025)           (48,433)                --                 --
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             248,816          2,126,784             76,293          6,331,245
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         198,139          1,692,340             62,416          4,157,333
Net assets
     Beginning of period                                                --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       198,139    $     1,692,340    $        62,416    $     4,157,333
                                                           ===============    ===============    ===============    ===============

                                                                 Engemann Small & Mid-Cap Growth          Fidelity VIP Contrafund
                                                                         Subaccount                             Subaccount
                                                                                                                      VA2, VA3
                                                               VA1(10)      VA2, VA3 & GSE(11)       VA1(12)          & GSE (8)
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $          (568)   $       (22,146)   $          (521)   $        (5,184)
     Net realized gain (loss)                                          (92)           (12,051)               (30)            (8,853)
     Net unrealized appreciation (depreciation)                    (46,448)          (850,966)            (8,232)           (33,647)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             (47,108)          (885,163)            (8,783)           (47,684)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                               --          4,068,850                900            296,616
     Participant transfers                                         212,208          1,468,191            140,193          1,339,112
     Participant withdrawals                                           (35)            (2,705)              (819)           (96,507)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             212,173          5,534,336            140,274          1,539,221
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         165,065          4,649,173            131,491          1,491,537
Net assets
     Beginning of period                                                --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       165,065    $     4,649,173    $       131,491    $     1,491,537
                                                           ===============    ===============    ===============    ===============

                                                                  Fidelity VIP Grwoth             Fidelity VIP Growth Opportunities
                                                                      Subaccount                             Subaccount
                                                                                                                      VA2, VA3
                                                               VA1(12)      VA2, VA3 & GSE(13)       VA1(12)          & GSE (14)
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $          (606)   $        (7,077)   $          (203)   $        (1,004)
     Net realized gain (loss)                                          (60)            (7,623)               (11)              (590)
     Net unrealized appreciation (depreciation)                    (24,479)          (214,748)            (6,932)           (30,118)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations             (25,145)          (229,448)            (7,146)           (31,712)
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                            5,190            268,599                900             98,769
     Participant transfers                                         202,603          1,595,951             53,254            229,387
     Participant withdrawals                                          (796)           (91,357)                --            (14,202)
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             206,997          1,773,193             54,154            313,954
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                         181,852          1,543,754             47,008            282,242
Net assets
     Beginning of period                                                --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $       181,852    $     1,543,745    $        47,008    $       282,242
                                                           ===============    ===============    ===============    ===============

                                                             Sanford Bernstein Small-Cap Value    Sanford Bernstein Global Value
                                                                      Subaccount                             Subaccount
                                                                                VA2, VA3                              VA2, VA3
                                                               VA1              & GSE(15)            VA1              & GSE (15)
                                                          -------------------------------------------------------------------------
From operations
     Net investment income (loss)                          $            --    $         3,318    $            --    $          (872)
     Net realized gain (loss)                                           --                (13)                --                 18
     Net unrealized appreciation (depreciation)                         --            146,635                 --            301,328
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) resulting from operations                  --            149,940                 --            300,474
                                                           ---------------    ---------------    ---------------    ---------------
From accumulation unit transactions
     Participant deposits                                               --          2,000,000                 --          7,000,070
     Participant transfers                                              --            378,329                 --            286,034
     Participant withdrawals                                            --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                  --          2,378,329                 --          7,286,104
                                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net assets                              --          2,528,269                 --          7,586,578
Net assets
     Beginning of period                                                --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
     End of period                                         $            --    $     2,528,269    $            --    $     7,586,578
                                                           ===============    ===============    ===============    ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                  (Continued)

     Footnotes for Statement of Changes in Net Assets
       For the period ended December 31, 2000

(1)   From inception January 28, 2000 to December 31, 2000
(2)   From inception February 8, 2000 to December 31, 2000
(3)   From inception March 31, 2000 to December 31, 2000
(4)   From inception April 17, 2000 to December 31, 2000
(5)   From inception January 11, 2000 to December 31, 2000
(6)   From inception August 31, 2000 to December 31, 2000
(7)   From inception February 24, 2000 to December 31, 2000
(8)   From inception June 20, 2000 to December 31, 2000
(9)   From inception June 13, 2000 to December 31, 2000
(10)  From inception August 30, 2000 to December 31, 2000
(11)  From inception August 15, 2000 to December 31, 2000
(12)  From inception July 7, 2000 to December 31, 2000
(13)  From inception June 16, 2000 to December 31, 2000
(14)  From inception June 21, 2000 to December 31, 2000
(15)  From inception November 20, 2000 to December 31, 2000

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                               GOODWIN MONEY MARKET               ENGEMANN CAPITAL GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $    270,340     $   2,896,755     $    (580,901)    $  (11,427,936)
       Net realized gain (loss)                                   -                 -          10,145,842        140,144,027
       Net unrealized appreciation (depreciation)                 -                 -           9,945,382        153,750,340
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           270,340         2,896,755        19,510,323        282,466,431
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                   213,295         9,345,904           706,096         28,058,341
       Participant transfers                                3,202,691        41,755,561          (825,705)       (44,836,498)
       Participant withdrawals                             (2,464,375)      (39,379,917)      (10,098,637)      (175,174,848)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              951,611        11,721,548       (10,218,246)      (191,953,005)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                1,221,951        14,618,303         9,292,077         90,513,426
NET ASSETS
       Beginning of period                                  6,555,593        77,615,610        76,913,192      1,152,662,747
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  7,777,544     $  92,233,913     $  86,205,269     $1,243,176,173
                                                         ============     =============     =============     ==============


                                                               GOODWIN MULTI-SECTOR                 OAKHURST STRATEGIC
                                                                   FIXED INCOME                         ALLOCATION
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $    571,941     $   5,793,339      $    732,598     $    2,494,038
       Net realized gain (loss)                                 1,207        (2,129,415)        4,312,997         19,381,701
       Net unrealized appreciation (depreciation)            (150,200)         (132,847)          773,278          2,826,603
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           422,948         3,531,077         5,818,873         24,702,342
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    36,669         2,029,396           376,267          5,448,454
       Participant transfers                                 (714,678)       (3,249,574)       (1,842,510)       (15,601,754)
       Participant withdrawals                             (1,768,001)      (20,103,293)       (6,992,282)       (44,756,853)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions           (2,446,010)      (21,323,471)       (8,458,525)       (54,910,153)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets               (2,023,062)      (17,792,394)       (2,639,652)       (30,207,811)
NET ASSETS
       Beginning of period                                  9,085,895        96,253,539        63,395,690        292,016,361
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  7,062,833     $  78,461,145     $  60,756,038     $  261,808,550
                                                         ============     =============     =============     ==============


                                                              ABERDEEN INTERNATIONAL                 OAKHURST BALANCED
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     76,514     $   1,556,441     $      80,262     $    2,226,359
       Net realized gain (loss)                               809,299        20,162,562           224,609         10,675,334
       Net unrealized appreciation (depreciation)             577,954        14,481,344           261,079          5,784,576
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                         1,463,767        36,200,347           565,950         18,686,269
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    77,907         4,511,572            42,030          5,292,903
       Participant transfers                                 (295,355)       (6,805,981)          188,297         (2,637,467)
       Participant withdrawals                               (957,059)      (22,034,342)         (402,194)       (32,272,165)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions           (1,174,507)      (24,328,751)         (171,867)       (29,616,729)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                  289,260        11,871,596           394,083        (10,930,460)
NET ASSETS
       Beginning of period                                  5,997,090       146,410,166         5,351,743        202,647,082
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  6,286,350     $ 158,281,762     $   5,745,826     $  191,716,622
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       SA-21

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                 DUFF & PHELPS REAL
                                                                 ESTATE SECURITIES                SENECA STRATEGIC THEME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $      9,645     $     522,363     $     (19,219)    $     (649,267)
       Net realized gain (loss)                               (28,439)       (1,251,597)          385,416          8,793,194
       Net unrealized appreciation (depreciation)              28,951         1,063,349           497,557         15,091,484
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            10,157           334,115           863,754         23,235,411
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                     4,449           630,880            77,558          3,130,530
       Participant transfers                                 (114,178)       (3,233,819)        1,610,574         12,939,460
       Participant withdrawals                               (114,398)       (5,405,707)         (580,572)        (7,690,473)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions             (224,127)       (8,008,646)        1,107,560          8,379,517
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                 (213,970)       (7,674,531)        1,971,314         31,614,928
NET ASSETS
       Beginning of period                                    404,632        20,208,920           863,806         38,736,125
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    190,662     $  12,534,389     $   2,835,120     $   70,351,053
                                                         ============     =============     =============     ==============


                                                                 ABERDEEN NEW ASIA
                                                                    SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE
                                                         -------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $         81     $     (13,510)
       Net realized gain (loss)                               (47,088)          (61,309)
       Net unrealized appreciation (depreciation)              69,872         2,874,580
                                                         ------------     -------------
       Net increase (decrease) resulting from
         operations                                            22,865         2,799,761
                                                         ------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             389,191
       Participant transfers                                  (17,144)          588,014
       Participant withdrawals                                (77,681)         (537,124)
                                                         ------------     -------------
       Net increase (decrease) in net assets
         resulting from participant transactions              (94,825)          440,081
                                                         ------------     -------------
       Net increase (decrease) in net assets                  (71,960)        3,239,842
NET ASSETS
       Beginning of period                                    117,187         5,370,553
                                                         ------------     -------------
       End of period                                     $     45,227     $   8,610,395
                                                         ============     =============


                                                                      RESEARCH ENHANCED INDEX
                                                                            SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          SIP
                                                         ------------------------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     (2,597)    $    (119,412)    $      49,508
       Net realized gain (loss)                               101,635         1,867,469           340,273
       Net unrealized appreciation (depreciation)             171,288         3,474,402           533,809
                                                         ------------     -------------     -------------
       Net increase (decrease) resulting from
         operations                                           270,326         5,222,459           923,590
                                                         ------------     -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    53,353         3,145,036         3,049,788
       Participant transfers                                  210,446         8,020,211                 -
       Participant withdrawals                               (355,859)       (6,003,623)       (2,507,755)
                                                         ------------     -------------     -------------
       Net increase (decrease) in net assets
         resulting from participant transactions              (92,060)        5,161,624           542,033
                                                         ------------     -------------     -------------
       Net increase (decrease) in net assets                  178,266        10,384,083         1,465,623
NET ASSETS
       Beginning of period                                  1,514,652        25,520,712         4,826,414
                                                         ------------     -------------     -------------
       End of period                                     $  1,692,918     $  35,904,795     $   6,292,037
                                                         ============     =============     =============


                       See Notes to Financial Statements
                                       SA-22

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                               ENGEMANN NIFTY FIFTY                SENECA MID-CAP GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     (4,860)    $    (150,578)    $        (885)    $      (63,911)
       Net realized gain (loss)                                20,447           (38,654)            7,463            241,822
       Net unrealized appreciation (depreciation)             132,511         4,255,454            66,330          2,401,041
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           148,098         4,066,222            72,908          2,578,952
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    18,896         1,879,372               782            458,468
       Participant transfers                                  403,649        14,825,576           190,879          2,335,848
       Participant withdrawals                                (30,914)       (4,710,788)             (140)          (522,180)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              391,631        11,994,160           191,521          2,272,136
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease)
         in net assets                                        539,729        16,060,382           264,429          4,851,088
NET ASSETS
       Beginning of period                                    213,064         5,572,402            46,901          4,259,569
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    752,793     $  21,632,784     $     311,330     $    9,110,657
                                                         ============     =============     =============     ==============


                                                           OAKHURST GROWTH AND INCOME             HOLLISTER VALUE EQUITY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     (5,313)    $    (162,236)    $        (228)    $      (37,330)
       Net realized gain (loss)                                32,852           482,910             4,544            726,412
       Net unrealized appreciation (depreciation)             180,344         3,713,795             6,992            749,223
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           207,883         4,034,469            11,308          1,438,305
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    50,198         2,928,811               -              254,495
       Participant transfers                                1,167,380        13,521,551            30,247          3,082,949
       Participant withdrawals                               (352,403)       (7,119,838)             (148)        (3,037,340)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              865,175         9,330,524            30,099            300,104
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                1,073,058        13,364,993            41,407          1,738,409
NET ASSETS
       Beginning of period                                    512,572        19,547,753            32,287          5,170,341
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  1,585,630     $  32,912,746     $      73,694     $    6,908,750
                                                         ============     =============     =============     ==============



                                                              SCHAFER MID-CAP VALUE               WANGER U.S. SMALL CAP
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        (18)    $      (1,258)    $     (53,093)    $   (2,049,651)
       Net realized gain (loss)                                (7,291)          (26,521)        1,110,415         19,171,898
       Net unrealized appreciation (depreciation)               1,368          (463,526)          (51,997)        16,917,691
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            (5,941)         (491,305)        1,005,325         34,039,938
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             212,975            79,734          6,262,220
       Participant transfers                                   16,446            63,897        (3,571,253)       (17,355,171)
       Participant withdrawals                                (50,481)         (424,344)         (761,125)       (24,623,578)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              (34,035)         (147,472)       (4,252,644)       (35,716,529)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                  (39,976)         (638,777)       (3,247,319)        (1,676,591)
NET ASSETS
       Beginning of period                                     82,818         3,998,620         8,485,842        179,038,843
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     42,842     $   3,359,843     $   5,238,523     $  177,362,252
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       SA-23

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                               WANGER INTERNATIONAL
                                                                    SMALL CAP                        TEMPLETON STOCK
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     11,330     $     161,377     $         335     $       22,832
       Net realized gain (loss)                               100,251         2,968,562               238            489,061
       Net unrealized appreciation (depreciation)           2,620,468        81,161,757            14,763          1,122,005
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                         2,732,049        84,291,696            15,336          1,633,898
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    52,198         2,777,680             1,230            478,153
       Participant transfers                                  161,591        (2,976,927)            3,479         (2,123,824)
       Participant withdrawals                               (384,529)      (12,624,277)          (86,333)        (1,491,305)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions             (170,740)      (12,823,524)          (81,624)        (3,136,976)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                2,561,309        71,468,172           (66,288)        (1,503,078)
NET ASSETS
       Beginning of period                                  2,403,837        78,051,661           131,080          8,474,468
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  4,965,146     $ 149,519,833     $      64,792     $    6,971,390
                                                         ============     =============     =============     ==============


                                                           TEMPLETON ASSET ALLOCATION            TEMPLETON INTERNATIONAL
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $      1,124     $      39,159     $       3,092     $      105,386
       Net realized gain (loss)                                16,619           661,428            19,301            876,817
       Net unrealized appreciation (depreciation)              10,013           211,954            23,314            629,861
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            27,756           912,541            45,707          1,612,064
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                     1,113           536,403               -              586,082
       Participant transfers                                   16,569          (714,068)           14,051           (351,134)
       Participant withdrawals                                (19,493)         (921,637)          (24,764)        (1,294,658)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               (1,811)       (1,099,302)          (10,713)        (1,059,710)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   25,945         (186,761)            34,994            552,354
NET ASSETS
       Beginning of period                                    142,286         5,163,641           222,362          8,237,150
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    168,231     $   4,976,880     $     257,356     $    8,789,504
                                                         ============     =============     =============     ==============


                                                             TEMPLETON DEVELOPING MARKETS        MUTUAL SHARES INVESTMENTS
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $       (225)    $     (10,487)     $        -       $       (3,045)
       Net realized gain (loss)                               (35,159)           75,097               -                2,808
       Net unrealized appreciation (depreciation)             225,289         1,247,516               -               10,484
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           189,905         1,312,126               -               10,247
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             226,524               -               44,652
       Participant transfers                                   28,878           754,616               -              296,252
       Participant withdrawals                                (16,008)         (481,055)              -              (39,347)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               12,870           500,085               -              301,557
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                  202,775         1,812,211               -              311,804
NET ASSETS
       Beginning of period                                    375,674         2,207,243               -              125,596
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    578,449     $   4,019,454     $         -       $      437,400
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       SA-24

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                   WANGER TWENTY                   WANGER FOREIGN FORTY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(1)      VA2, VA3 & GSE(2)         VA1        VA2, VA3 & GSE(2)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $       (620)    $     (20,905)     $        -       $      (11,395)
       Net realized gain (loss)                                20,965            86,662               -               16,021
       Net unrealized appreciation (depreciation)               1,644           366,532               -              819,610
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            21,989           432,289               -              824,236
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             270,294               -              133,536
       Participant transfers                                    4,873         1,969,223               -            1,441,780
       Participant withdrawals                                 (3,668)          (47,322)              -              (19,599)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                1,205         2,192,195               -            1,555,717
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   23,194         2,624,484               -            2,379,953
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     23,194     $   2,624,484     $         -       $    2,379,953
                                                         ============     =============     =============     ==============


                                                                 EAFE EQUITY INDEX                 BANKERS TRUST DOW 30
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(3)      VA2, VA3 & GSE(4)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        343     $       2,775     $         -       $        3,245
       Net realized gain (loss)                                   758             6,382               -                  -
       Net unrealized appreciation (depreciation)               2,720            18,340               -              120,050
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                             3,821            27,497               -              123,295
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    21,602            27,251               -            5,000,000
       Participant transfers                                      -             170,759               -               10,856
       Participant withdrawals                                    -             (15,305)              -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               21,602           182,705               -            5,010,856
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   25,423           210,202               -            5,134,151
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     25,423     $     210,202     $         -       $    5,134,151
                                                         ============     =============     =============     ==============


                                                                  FEDERATED U.S.                   FEDERATED HIGH INCOME
                                                                GOV'T SECURITIES II                    BOND FUND II
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        -       $      (5,220)    $         -       $         (271)
       Net realized gain (loss)                                   -              (2,122)              -                  (78)
       Net unrealized appreciation (depreciation)                 -               3,561               -                1,837
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               -              (3,781)              -                1,488
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -              34,052               -               22,548
       Participant transfers                                      -           1,889,971               -              137,709
       Participant withdrawals                                    -            (130,196)              -                  (10)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                  -           1,793,827               -              160,247
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                      -           1,790,046               -              161,735
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $        -       $   1,790,046     $         -       $      161,735
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       SA-25

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                            FEDERATED U.S. GOV'T BOND              JANUS EQUITY INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        -       $      11,481     $         -       $       (1,129)
       Net realized gain (loss)                                   -                 -                 -                  -
       Net unrealized appreciation (depreciation)                 -             (87,882)              -              117,274
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               -             (76,401)              -              116,145
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -           5,000,000               -            2,000,000
       Participant transfers                                      -              67,029               -                9,352
       Participant withdrawals                                    -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                  -           5,067,029               -            2,009,352
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                      -           4,990,628               -            2,125,497
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $        -       $   4,990,628     $         -       $    2,125,497
                                                         ============     =============     =============     ==============


                                                                   JANUS GROWTH                    JANUS FLEXIBLE INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(6)      VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $         (5)    $      (1,159)    $         -       $        7,761
       Net realized gain (loss)                                   -                 -                 -                  -
       Net unrealized appreciation (depreciation)                 764           122,320               -               (9,311)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               759           121,161               -               (1,550)
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -           2,022,033               -            5,000,000
       Participant transfers                                   61,857           175,924               -                  -
       Participant withdrawals                                    -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               61,857         2,197,957               -            5,000,000
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   62,616         2,319,118               -            4,998,450
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     62,616     $   2,319,118     $         -       $    4,998,450
                                                        =============     =============     =============     ==============


                                                           MORGAN STANLEY FOCUS EQUITY             TECHNOLOGY PORTFOLIO
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)       VA1(7)       VA2, VA3 & GSE(8)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        -       $      (2,829)    $         (36)    $          (31)
       Net realized gain (loss)                                   -                 -                 -                  -
       Net unrealized appreciation (depreciation)                 -             315,568             5,154              5,993
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               -             312,739             5,118              5,962
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -           5,000,000               -                  -
       Participant transfers                                      -               4,223           162,736            190,443
       Participant withdrawals                                    -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                  -           5,004,223           162,736            190,443
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                      -           5,316,962           167,854            196,405
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $        -       $   5,316,962     $     167,854     $      196,405
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       SA-26

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

       Footnotes for Statement of Changes in Net Assets
           For the period ended December 31, 1999

(1) From inception March 8, 1999 to December 31, 1999
(2) From inception February 1, 1999 to December 31, 1999
(3) From inception September 23, 1999 to December 31, 1999
(4) From inception August 5, 1999 to December 31, 1999
(5) From inception December 15, 1999 to December 31, 1999
(6) From inception December 28, 1999 to December 31, 1999
(7) From inception December 24, 1999 to December 31, 1999
(8) From inception December 20, 1999 to December 31, 1999









                       See Notes to Financial Statements
                                       SA-27

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts and invests in corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Products Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity (R) Variable Insurance Products (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan ("SIP"). The Subaccount is subdivided into three pools designated ("VA1"), ("VA2 & VA3") and ("GSE"). VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract. SIP contracts are offered to employees of Phoenix Home Life and do not incur mortality and expense charges.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks, debt obligations of companies & governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalization of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalization of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalizations of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index(R) seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

                                                                           VA1                              VA2, VA3 & GSE
                                                           ----------------------------------    ----------------------------------
Subaccount                                                   Purchases           Sales              Purchases          Sales
----------                                                   ---------           -----              ---------          -----
The Phoenix Edge Series Fund:
        Phoenix-Aberdeen International Series              $       601,138    $     1,415,904    $    13,357,828    $    28,631,227
        Phoenix-Aberdeen New Asia Series                            11,307             13,418          6,042,104          9,214,939
        Phoenix-Bankers Trust Dow 30 Series                             --                 --          5,771,343            281,025
        Phoenix-Bankers Trust Nasdaq-100 Index(R) Series            76,281                 27          6,348,212             34,959
        Phoenix-Duff & Phelps Real Estate Securities Series        438,115            249,974          3,242,214          5,773,850
        Phoenix-Engemann Capital Growth Series                   3,840,825         16,159,849         50,459,481        220,637,364
        Phoenix-Engemann Nifty Fifty Series                        503,401            381,114          8,531,802          5,583,943
        Phoenix-Engemann Small & Mid Cap Growth Series             212,198                463          5,696,740            179,754
        Phoenix-Federated U.S. Government Bond Series               38,933             16,882          1,655,704            275,548
        Phoenix-Goodwin Money Market Series                      6,632,561         10,300,240         52,218,395         92,841,589
        Phoenix-Goodwin Multi-Sector Fixed Income Series         4,284,394          4,554,548          7,768,617         18,728,321
        Phoenix-Hollister Value Equity Series                      422,387             21,340          7,762,984          2,378,297
        Phoenix-J.P. Morgan Research Enhanced Index Series         799,559            689,419          5,591,125         11,475,258
        Phoenix-Janus Equity Income Series                          88,167              1,379          4,618,052            755,895
        Phoenix-Janus Flexible Income Series                        23,537                 57          1,677,116            159,257
        Phoenix-Janus Growth Series                              1,893,690            284,783         24,224,610          4,352,526
        Phoenix-Morgan Stanley Focus Equity Series                  43,163             23,039            756,735            171,721
        Phoenix-Oakhurst Balanced Series                           945,498          1,815,663         22,678,677         43,513,320
        Phoenix-Oakhurst Growth and Income Series                  218,935            715,863          5,660,262          7,601,576
        Phoenix-Oakhurst Strategic Allocation Series             6,938,617          9,435,883         29,042,556         51,390,080
        Phoenix-Sanford Bernstein Global Value Series                   --                 --          7,295,348              2,390
        Phoenix-Sanford Bernstein Mid-Cap Value Series             137,708             84,065          2,648,291          1,422,341
        Phoenix-Sanford Bernstein Small-Cap Value Series                --                 --          2,384,734                698
        Phoenix-Seneca Mid-Cap Growth Series                     1,975,230            268,060         21,525,738          5,595,255
        Phoenix-Seneca Strategic Theme Series                    2,691,521            804,944         29,375,570          9,233,406

The Alger American Fund:
        Alger American Leveraged AllCap Portfolio                  255,400              7,380          2,502,405            380,997

Deutsche Asset Management VIT Funds:
        EAFE(R) Equity Index Fund                                  133,409             85,416          1,124,587            132,251

Federated Insurance Series:
        Federated Fund for U.S. Government Securities II           973,490            931,800          3,026,961          2,573,434
        Federated High Income Bond Fund II                         758,670            337,939          2,115,966          1,045,161

Fidelity(R) Variable Insurance Products:
        VIP Contrafund(R) Portfolio                                141,015              1,152          1,742,632            207,052
        VIP Growth Portfolio                                       207,469                929          2,368,026            600,420
        VIP Growth Opportunities Portfolio                          54,154                163            370,654             57,424

Franklin Templeton Variable Insurance Products Trust:
        Mutual Shares Securities Fund -- Class 2                        --                 --            971,341            745,362
        Templeton Asset Strategy Fund -- Class 2                    21,688             80,027          1,481,819            768,539
        Templeton Developing Markets Securities Fund -- Class 2     22,171            123,816          1,674,005          2,487,457
        Templeton Growth Securities Fund -- Class 2                199,191             77,174          9,189,038          8,501,538
        Templeton International Securities Fund -- Class 2          66,993             40,008          2,518,777          2,372,298

The Universal Institutional Funds, Inc.:
        Technology Portfolio                                     2,004,461            456,547         30,182,063          8,053,073

Wanger Advisors Trust:
        Wanger Foreign Forty                                       666,277            422,481          4,107,634          2,110,565
        Wanger International Small Cap                           2,227,461          1,492,016         41,198,509         39,124,414
        Wanger Twenty                                              342,920            229,487          2,518,978          1,693,292
        Wanger U.S. Small Cap                                    1,159,497          2,100,152         26,741,506         25,564,842

                                                                           SIP
                                                           ----------------------------------
Subaccount                                                   Purchases                 Sales
----------                                                   ---------                 -----
The Phoenix Edge Series Fund:
        Phoenix-J.P. Morgan Research Enhanced Index Series      $1,609,264        $2,073,833

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units) Subaccount

                                                                               Subaccount
                                        -----------------------------------------------------------------------------------

                                                                      Phoenix
                                                                      Goodwin
                                          Phoenix-     Phoenix-        Multi-      Phoenix-
                                          Goodwin      Engemann        Sector      Oakhurst      Phoenix-       Phoenix-
                                           Money       Capital          Fixed      Strategic     Aberdeen       Oakhurst
VA1                                        Market       Growth         Income     Allocation   International    Balanced
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period    3,252,604     4,717,583     1,723,322    10,148,047     2,159,163     2,514,988
Participant deposits                         51,172        23,590         6,228        76,828         8,826        23,466
Participant transfers                      (813,115)     (274,258)      249,096      (515,591)     (133,366)      (21,142)
Participant withdrawals                    (852,570)     (572,046)     (436,698)   (1,028,436)     (302,452)     (636,891)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period          1,638,091     3,894,869     1,541,948     8,680,848     1,732,171     1,880,421
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                                       Subaccount
                                        ----------------------------------------
                                           Phoenix-
                                            Duff
                                              &
                                            Phelps       Phoenix-      Phoenix-
                                             Real         Seneca       Aberdeen
                                            Estate      Strategic        New
VA1                                       Securities      Theme          Asia
                                         -----------   -----------   -----------
Units outstanding, beginning of period       128,017     1,023,370        47,910
Participant deposits                           2,013        26,855           284
Participant transfers                         92,959       621,592         5,140
Participant withdrawals                       (1,502)     (202,173)       (8,580)
                                         -----------   -----------   -----------
Units outstanding, end of period             221,487     1,469,644        44,754
                                         ===========   ===========   ===========

                                                                      Phoenix
                                                                      Goodwin
                                          Phoenix-     Phoenix-       Multi-        Phoenix-
                                          Goodwin      Engemann       Sector        Oakhurst      Phoenix-      Phoenix-
VA2, VA3                                   Money       Capital         Fixed        Strategic     Aberdeen      Oakhurst
Big Edge Plus:                             Market       Growth        Income       Allocation   International   Balanced
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period   37,810,577    66,114,699    18,815,334    43,371,674    53,275,348    82,727,558
Participant deposits                      1,497,993       825,829       260,301       538,764       797,083       999,727
Participant transfers                    (7,949,458)   (2,527,907)     (933,749)   (2,283,399)   (1,580,110)   (4,434,386)
Participant withdrawals                 (12,266,233)   (9,499,065)   (2,988,550)   (6,368,266)   (7,799,896)  (14,173,015)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period         19,092,879    54,913,556    15,153,336    35,258,773    44,692,425    65,119,884
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                          Phoenix-
                                            Duff
                                              &
                                           Phelps        Phoenix-     Phoenix-
                                            Real          Seneca      Aberdeen
VA2, VA3                                   Estate       Strategic       New
Big Edge Plus:                           Securities       Theme         Asia
                                         -----------   -----------   -----------
Units outstanding, beginning of period     7,626,147    23,814,654     8,765,060
Participant deposits                          98,711       727,398       191,227
Participant transfers                       (198,680)    5,324,316      (398,951)
Participant withdrawals                   (1,615,063)   (3,016,994)   (3,694,895)
                                         -----------   -----------   -----------
Units outstanding, end of period           5,911,115    26,849,374     4,862,441
                                         ===========   ===========   ===========
                                                                      Phoenix
                                                                      Goodwin
                                          Phoenix-      Phoenix-       Multi-      Phoenix-       Phoenix-
                                           Goodwin      Engemann       Sector      Oakhurst       Aberdeen      Phoenix-
                                            Money       Capital        Fixed      Strategic                     Oakhurst
Group Strategic Edge:                      Market        Growth        Income     Allocation   International    Balanced
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period    2,021,144     4,124,538       944,261     1,797,563     2,394,737     2,804,640
Participant deposits                      2,326,623       410,775        94,422       175,122       302,204       465,637
Participant transfers                      (337,853)      (72,734)     (181,661)     (130,506)      (93,855)     (153,859)
Participant withdrawals                  (1,802,063)     (802,618)     (156,715)     (151,256)     (510,114)     (475,753)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period          2,207,851     3,659,961       700,307     1,690,923     2,092,972     2,640,665
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                          Phoenix-
                                            Duff
                                              &
                                           Phelps        Phoenix-     Phoenix-
                                            Real          Seneca      Aberdeen
                                           Estate       Strategic        New
Group Strategic Edge:                    Securities       Theme         Asia
                                        -----------   -----------   -----------
Units outstanding, beginning of period      781,486     1,656,718       419,587
Participant deposits                        159,775       592,760       256,868
Participant transfers                      (162,838)      206,627         2,809
Participant withdrawals                    (114,538)     (309,118)      (52,052)
                                        -----------   -----------   -----------
Units outstanding, end of period            663,885     2,146,987       627,212
                                        ===========   ===========   ===========
                                          Phoenix-
                                            J.P.                                   Phoenix-                    Phoenix-
                                           Morgan       Phoenix-      Phoenix-     Oakhurst       Phoenix-      Sanford
                                          Research      Engemann       Seneca       Growth       Hollister     Bernstein
                                          Enhanced       Nifty        Mid-Cap        and           Value        Mid-Cap
VA1                                         Index        Fifty         Growth       Income         Equity        Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period    1,082,078       460,695       198,527     1,145,677        57,567        56,187
Participant deposits                          6,752        35,122         5,601         7,817         1,902             0
Participant transfers                       105,638       113,038       921,271      (269,049)      238,611        60,862
Participant withdrawals                     (89,885)      (74,588)     (127,136)     (104,912)         (210)          (15)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period          1,104,583       534,267       998,263       779,533       297,870       117,034
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                            Wanger       Wanger
                                             U.S.     International  Templeton
VA1                                        Small-Cap     Small-Cap      Growth
                                          -----------   -----------   -----------
Units outstanding, beginning of period      1,825,391     1,216,111        47,779
Participant deposits                            8,072        17,539         1,057
Participant transfers                        (388,436)       54,422        75,858
Participant withdrawals                      (234,618)     (105,452)          (43)
                                          -----------   -----------   -----------
Units outstanding, end of period            1,210,409     1,182,620       124,651
                                          ===========   ===========   ===========

                                          Phoenix-
                                            J.P.                                   Phoenix-                    Phoenix-
                                           Morgan       Phoenix-      Phoenix-     Oakhurst       Phoenix-      Sanford
                                          Research      Engemann       Seneca       Growth       Hollister     Bernstein
VA2, VA3                                  Enhanced       Nifty        Mid-Cap        and           Value        Mid-Cap
Big Edge Plus:                             Index        Fifty         Growth       Income         Equity        Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period   19,859,308    12,331,033     4,929,435    22,408,886     4,774,875     4,165,074
Participant deposits                        351,358       422,847       748,472       470,785       272,962       196,606
Participant transfers                    (2,338,732)    2,908,322     7,568,151       429,416     3,325,569     1,665,680
Participant withdrawals                  (2,569,537)   (2,010,351)   (2,703,373)   (2,548,438)   (1,096,353)     (472,389)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period         15,302,397    13,651,851    10,542,685    20,760,649     7,277,053     5,554,971
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                            Wanger       Wanger
VA2, VA3                                     U.S.     International  Templeton
Big Edge Plus:                            Small-Cap     Small-Cap      Growth
                                         -----------   -----------   -----------
Units outstanding, beginning of period    58,895,658    32,552,858     4,349,047
Participant deposits                       1,028,655       556,214        74,845
Participant transfers                     (2,029,100)     (943,834)     (129,613)
Participant withdrawals                   (6,328,512)   (3,218,483)     (493,523)
                                         -----------   -----------   -----------
Units outstanding, end of period          51,566,701    28,946,755     3,800,756
                                         ===========   ===========   ===========
                                          Phoenix-
                                            J.P.                                   Phoenix-                    Phoenix-
                                           Morgan       Phoenix-      Phoenix-     Oakhurst       Phoenix-      Sanford
                                          Research      Engemann       Seneca       Growth       Hollister     Bernstein
                                          Enhanced       Nifty        Mid-Cap        and           Value        Mid-Cap
Group Strategic Edge:                       Index        Fifty         Growth       Income         Equity        Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period    2,497,501       930,751       326,751     1,478,902       356,156       158,970
Participant deposits                        744,908       628,103       436,567       713,382       164,396       202,209
Participant transfers                      (306,146)      140,632       469,512      (136,158)       90,217        40,940
Participant withdrawals                    (298,902)     (123,951)      (51,223)     (219,943)      (30,894)      (16,739)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period          2,637,361     1,575,535     1,181,607     1,836,183       579,875       385,380
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                            Wanger       Wanger
                                             U.S.     International  Templeton
Group Strategic Edge:                      Small-Cap     Small-Cap      Growth
                                          -----------   -----------   -----------
Units outstanding, beginning of period      3,623,768     1,798,137       823,766
Participant deposits                          928,840       385,506       182,870
Participant transfers                        (235,494)        3,410       (39,092)
Participant withdrawals                      (638,092)     (390,064)     (143,933)
                                          -----------   -----------   -----------
Units outstanding, end of period            3,679,023     1,796,989       823,611
                                          ===========   ===========   ===========
                                         Templeton                   Templeton       Mutual                     Wanger
                                           Asset        Templeton    Developing      Shares       Wanger        Foreign
VA1                                      Strategy     International   Markets     Investments     Twenty         Forty
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period      127,798       200,522       721,184            --        21,375             0
Participant deposits                            221           419             0             0             0        40,426
Participant transfers                       (56,466)         (972)     (107,021)            0       103,917       202,386
Participant withdrawals                      (3,062)       (3,663)      (26,785)            0          (341)      (39,065)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period             68,491       196,306       587,378            --       124,951       203,747
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                                        Phoenix-     Federated
                                                        Bankers         U.S.
                                          EAFE(R)         Trust         Gov't
                                          Equity          Dow        Securities
VA1                                        Index           30            II
                                        -----------   -----------   -----------
Units outstanding, beginning of period       21,602            --            --
Participant deposits                          1,501             0           488
Participant transfers                        54,416             0        50,788
Participant withdrawals                     (21,602)            0        (4,069)
                                        -----------   -----------   -----------
Units outstanding, end of period             55,917            --        47,207
                                        ===========   ===========   ===========

                                         Templeton                   Templeton       Mutual                     Wanger
VA2, VA3                                   Asset        Templeton    Developing      Shares       Wanger        Foreign
Big Edge Plus:                           Strategy     International   Markets     Investments     Twenty         Forty
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period    2,907,614     5,454,590     4,499,224       382,966     1,900,113     1,292,850
Participant deposits                         32,131       143,373       128,675        71,863       148,429       122,337
Participant transfers                        52,509      (238,714)     (425,342)      214,311       538,722       678,882
Participant withdrawals                    (205,633)     (741,246)     (951,983)     (158,643)     (156,811)     (172,027)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period          2,786,621     4,618,003     3,250,574       510,497     2,430,453     1,922,042
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                                        Phoenix-     Federated
                                                        Bankers         U.S.
                                          EAFE(R)         Trust         Gov't
VA2, VA3                                  Equity          Dow        Securities
Big Edge Plus:                             Index           30            II
                                        -----------   -----------   -----------
Units outstanding, beginning of period      151,329     5,010,697     1,722,331
Participant deposits                         51,130       101,482        80,731
Participant transfers                       590,177     5,475,458       340,846
Participant withdrawals                     (66,554)      (71,794)     (222,801)
                                        -----------   -----------   -----------
Units outstanding, end of period            726,082    10,515,843     1,921,107
                                        ===========   ===========   ===========

                                         Templeton                   Templeton       Mutual                     Wanger
                                           Asset        Templeton    Developing      Shares       Wanger        Foreign
Group Strategic Edge:                    Strategy     International   Markets     Investments     Twenty         Forty
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, beginning of period      738,650       777,391       609,614        30,751        76,020        15,614
Participant deposits                        224,477       257,620       217,853        37,390        51,669       141,030
Participant transfers                      (106,097)      (47,901)     (139,094)       17,975         2,202       183,875
Participant withdrawals                     (72,220)      (62,279)      (80,040)       (2,350)         (783)      (20,397)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding, end of period            784,810       924,831       608,333        83,766       129,108       320,122
                                        ===========   ===========   ===========   ===========   ===========   ===========
                                                        Phoenix-     Federated
                                                        Bankers         U.S.
                                          EAFE(R)         Trust         Gov't
                                          Equity          Dow        Securities
Group Strategic Edge:                      Index           30            II
                                        -----------   -----------   -----------
Units outstanding, beginning of period       21,604            --        79,408
Participant deposits                        187,762        95,274       116,555
Participant transfers                       121,326       149,153        58,932
Participant withdrawals                     (11,293)           (5)          (15)
                                        -----------   -----------   -----------
Units outstanding, end of period            319,399       244,422       254,880
                                        ===========   ===========   ===========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units) Subaccount

                                                                               Subaccount
                                        -------------------------------------------------------------------------------------------
                                         Federated
                                           High        Phoenix-                                             Phoenix-
                                          Income      Federated     Phoenix-                  Phoenix-      Morgan        Morgan
                                           Bond          U.S.        Janus       Phoenix-      Janus        Stanley      Stanley
                                           Fund         Gov't        Equity       Janus       Flexible       Focus      Technology
VA1                                         II           Bond        Income       Growth       Income       Equity      Portfolio
                                        ----------   ----------   ----------   -----------  -----------   -----------  -----------
Units outstanding, beginning of period          --           --           --        61,857           --            --      162,736
Participant deposits                             0          500       12,467        10,184            0           754       69,133
Participant transfers                      457,375       20,134       73,421     1,719,679       22,691        17,964    1,143,487
Participant withdrawals                     (6,183)           0         (811)     (218,065)           0           (25)     (84,200)
                                        ----------   ----------   ----------   -----------  -----------   -----------  -----------
Units outstanding, end of period           451,192       20,634       85,077     1,573,655       22,691        18,693    1,291,156
                                        ==========   ==========   ==========   ===========  ===========   ===========  ===========

                                         Federated
                                           High        Phoenix-                                             Phoenix-
                                          Income      Federated     Phoenix-                   Phoenix-      Morgan       Morgan
                                           Bond          U.S.        Janus       Phoenix-       Janus        Stanley     Stanley
VA2, VA3                                   Fund         Gov't        Equity       Janus        Flexible       Focus     Technology
Big Edge Plus:                              II           Bond        Income       Growth        Income       Equity     Portfolio
                                        ----------   ----------   ----------   -----------  -----------   -----------  -----------
Units outstanding, beginning of period     160,419    5,067,873    2,008,927     2,189,036    5,000,000     5,004,002      182,829
Participant deposits                        44,417      149,072      185,165     1,682,110       39,129        71,742    1,151,757
Participant transfers                    1,413,463      922,365    3,225,623    18,002,208      977,490       451,426   14,436,654
Participant withdrawals                   (396,273)     (70,840)    (169,362)   (3,362,442)     (19,928)      (14,844)    (772,313)
                                        ----------   ----------   ----------   -----------  -----------   -----------  -----------
Units outstanding, end of period         1,222,026    6,068,470    5,250,353    18,510,912    5,996,691     5,512,326   14,998,927
                                        ==========   ==========   ==========   ===========  ===========   ===========  ===========

                                         Federated
                                           High        Phoenix-                                             Phoenix-
                                          Income      Federated     Phoenix-                   Phoenix-      Morgan       Morgan
                                           Bond          U.S.        Janus       Phoenix-       Janus        Stanley     Stanley
                                           Fund         Gov't        Equity       Janus        Flexible       Focus     Technology
Group Strategic Edge:                       II           Bond        Income       Growth        Income       Equity     Portfolio
                                        ----------   ----------   ----------   -----------  -----------   -----------  -----------
Units outstanding, beginning of period         151           --           --            --           --            --           --
Participant deposits                        58,255       31,115      206,516       803,202      122,950        23,564      752,641
Participant transfers                        7,316       10,392      220,342     1,070,995      133,885        61,472    1,150,435
Participant withdrawals                       (227)         (78)     (14,055)      (88,586)         (40)            0     (239,728)
                                        ----------   ----------   ----------   -----------  -----------   -----------  -----------
Units outstanding, end of period            65,495       41,429      412,802     1,785,611      256,795        85,036    1,663,348
                                        ==========   ==========   ==========   ===========  ===========   ===========  ===========

                                                        Phoenix-      Engemann
                                                        Bankers        Small
                                            Alger        Trust           &         Fidelity                   Fidelity
                                          American       NASDAQ         Mid          VIP        Fidelity         VIP
                                          Leveraged       100           Cap                       VIP          Growth
VA1                                        All-Cap       Index(R)      Growth   Contrafund(R)    Growth     Opportunities
                                        -----------   -----------  -----------   -----------   -----------   -----------
Units outstanding, beginning of period           --            --           --            --            --            --
Participant deposits                          4,757         2,236            0           923         5,468           953
Participant transfers                       271,780        96,104      218,162       140,477       211,006        53,895
Participant withdrawals                      (9,636)            0          (39)         (837)         (834)            0
                                        -----------   -----------  -----------   -----------   -----------   -----------
Units outstanding, end of period            266,901        98,340      218,123       140,563       215,640        54,848
                                        ===========   ===========  ===========   ===========   ===========   ===========

                                                        Phoenix-      Engemann
                                                        Bankers        Small
                                            Alger        Trust           &
                                          American       NASDAQ         Mid       Fidelity      Fidelity
VA2, VA3                                  Leveraged       100           Cap         VIP            VIP
Big Edge Plus:                             All-Cap       Index(R)      Growth   Contrafund(R)    Growth
                                        -----------   -----------  -----------  -----------   -----------
Units outstanding, beginning of period           --            --           --           --             0
Participant deposits                        675,225     5,045,917    4,034,767      304,571       270,743
Participant transfers                     1,352,040     1,547,948    1,326,841    1,290,092     1,553,070
Participant withdrawals                     (59,740)           --           --     (109,882)      (96,415)
                                        -----------   -----------  -----------  -----------   -----------
Units outstanding, end of period          1,967,525     6,593,865    5,361,608    1,484,781     1,727,398
                                        ===========   ===========  ===========  ===========   ===========

                                                        Phoenix-    Phoenix-
                                           Fidelity      Sanford     Sanford
                                              VIP       Bernstein   Bernstein
VA2, VA3                                     Growth     Small & Mid   Global
Big Edge Plus:                           Opportunities  Cap Value     Value
                                         -----------   -----------  -----------
Units outstanding, beginning of period            --            --           --
Participant deposits                          78,148     2,000,000    7,000,000
Participant transfers                        231,224       378,546      278,985
Participant withdrawals                      (15,667)            0            0
                                         -----------   -----------  -----------
Units outstanding, end of period             293,705     2,378,546    7,278,985
                                         ===========   ===========  ===========
                                                        Phoenix-       Engemann
                                                        Bankers         Small
                                            Alger        Trust            &
                                          American       NASDAQ          Mid         Fidelity      Fidelity
                                          Leveraged       100            Cap           VIP            VIP
Group Strategic Edge:                      All-Cap       Index(R)       Growth     Contrafund(R)    Growth
                                         -----------   -----------    -----------   -----------   -----------
Units outstanding, beginning of period            --            --             --            --             0
Participant deposits                          28,682           859         30,409        13,846        16,749
Participant transfers                        178,134        14,817        115,968       113,313        74,646
Participant withdrawals                            0           (18)            --            --             0
                                         -----------   -----------    -----------   -----------   -----------
Units outstanding, end of period             206,816        15,675        146,359       127,159        91,395
                                         ===========   ===========    ===========   ===========   ===========

                                                         Phoenix-
                                           Fidelity       Sanford
                                              VIP        Bernstein
                                             Growth        Global
Group Strategic Edge:                    Opportunities     Value
                                          -----------   -----------
Units outstanding, beginning of period             --            --
Participant deposits                           24,483            67
Participant transfers                          20,529         1,201
Participant withdrawals                            --
                                          -----------   -----------
Units outstanding, end of period               45,012         1,268
                                          ===========   ===========

                                           Phoenix-
                                          J.P. Morgan
                                           Research
                                           Enhanced
Group Strategic Edge (SIP):                Index SIP
                                         -----------
Units outstanding, beginning of period       437,452
Participant deposits                         123,020
Participant transfers                              0
Participant withdrawals                     (174,038)
                                         -----------
Units outstanding, end of period             386,434
                                         ===========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Subaccounts designated VA1 in the daily equivalent of 0.40% on an annual basis of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

      As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 2000 aggregated $960,014 and are funded by and included in participant withdrawals.

      PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

      On surrender of a contract, contingent deferred sales charges, which vary from 0 - 6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,235,299 for the year ended December 31, 2000.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[PricewaterhouseCoopers Logo]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and Participants of Phoenix Home Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Growth, Templeton Asset Strategy, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Alger American Leveraged All-Cap, Bankers Trust 100 NASDAQ Index(R), Engemann Small & Mid-Cap Growth, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Sanford Bernstein Small-Cap Value, Sanford Bernstein Global Value (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115-0480

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------



                    The Big Edge Choice(R) For New York


                         Phoenix Home Life
                         Variable Accumulation Account
                         December 31, 2000


                        [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES(R)
                               December 31, 2000


                                                       Goodwin                       Goodwin Multi-    Oakhurst
                                                        Money           Engemann      Sector Fixed     Strategic      Aberdeen
                                                        Market       Capital Growth      Income        Allocation   International
                                                      Subaccount       Subaccount      Subaccount      Subaccount     Subaccount
Assets
               Investments at cost                    $2,343,332      $ 33,298,426     $ 3,395,338     $ 6,485,132     $5,836,931
                                                      ==========      ============     ===========     ===========     ==========
               Investments at market                  $2,343,332      $ 29,939,185     $ 3,243,699     $ 5,913,134     $4,750,237
                                                      ----------      ------------     -----------     -----------     ----------
                   Total assets                        2,343,332        29,939,185       3,243,699       5,913,134      4,750,237
                                                      ----------      ------------     -----------     -----------     ----------
Liabilities
               Accrued expenses to related party           2,446            35,484           3,716           6,907          5,414
                                                      ----------      ------------     -----------     -----------     ----------
Net assets                                            $2,340,886      $ 29,903,701     $ 3,239,983     $ 5,906,227     $4,744,823
                                                      ==========      ============     ===========     ===========     ==========
Accumulation units outstanding                         2,115,249        25,577,466       3,182,567       4,827,517      4,406,836
                                                      ==========      ============     ===========     ===========     ==========
Unit value                                              1.106755          1.169230        1.018119        1.223542       1.076848
                                                      ==========      ============     ===========     ===========     ==========


                                                                      Duff & Phelps                                     Research
                                                       Oakhurst        Real Estate   Seneca Strategic    Aberdeen       Enhanced
                                                       Balanced        Securities         Theme          New Asia         Index
                                                      Subaccount       Subaccount       Subaccount      Subaccount     Subaccount
Assets
               Investments at cost                    $4,170,882      $    308,300     $ 8,865,928     $   398,765     $3,203,579
                                                      ==========      ============     ===========     ===========     ==========
               Investments at market                  $3,874,346      $    353,854     $ 7,079,763     $   394,047     $2,963,547
                                                      ----------      ------------     -----------     -----------     ----------
                   Total assets                        3,874,346           353,854       7,079,763         394,047      2,963,547
                                                      ----------      ------------     -----------     -----------     ----------
Liabilities
               Accrued expenses to related party           4,498               404           8,386             458          3,472
                                                      ----------      ------------     -----------     -----------     ----------
Net assets                                            $3,869,848      $    353,450     $ 7,071,377     $   393,589     $2,960,075
                                                      ==========      ============     ===========     ===========     ==========
Accumulation units outstanding                         3,209,798           312,346       3,919,290         274,209      2,608,919
                                                      ==========      ============     ===========     ===========     ==========
Unit value                                              1.205727          1.131683        1.804385        1.435469       1.134467
                                                      ==========      ============     ===========     ===========     ==========

                                                                                                                        Sanford
                                                       Engemann         Seneca          Oakhurst       Hollister       Bernstein
                                                        Nifty           Mid-Cap        Growth and        Value          Mid-Cap
                                                        Fifty           Growth           Income          Equity          Value
                                                      Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
Assets
               Investments at cost                    $4,508,710      $  2,213,812     $ 5,811,651     $ 1,120,357     $  316,156
                                                      ==========      ============     ===========     ===========     ==========
               Investments at market                  $4,117,185      $  2,319,272     $ 5,840,719     $ 1,301,888     $  345,651
                                                      ----------      ------------     -----------     -----------     ----------
                   Total assets                        4,117,185         2,319,272       5,840,719       1,301,888        345,651
                                                      ----------      ------------     -----------     -----------     ----------
Liabilities
               Accrued expenses to related party           4,921             2,638           6,781           1,427            377
                                                      ----------      ------------     -----------     -----------     ----------
Net assets                                            $4,112,264      $  2,316,634     $ 5,833,938     $ 1,300,461     $  345,274
                                                      ==========      ============     ===========     ===========     ==========
Accumulation units outstanding                         3,273,704         1,245,152       4,889,895         746,964        382,394
                                                      ==========      ============     ===========     ===========     ==========
Unit value                                              1.256245          1.860663        1.193150        1.741128       0.902994
                                                      ==========      ============     ===========     ===========     ==========

                                                                         Wanger        Templeton
                                                      Wanger U.S.     International       Asset        Templeton       Templeton
                                                      Small Cap        Small Cap        Strategy         Growth       International
                                                      Subaccount       Subaccount      Subaccount      Subaccount      Subaccount
Assets
               Investments at cost                    $7,244,442      $  3,635,520     $   221,693     $   226,403     $  754,113
                                                      ==========      ============     ===========     ===========     ==========
               Investments at market                  $6,919,592      $  3,232,679     $   208,967     $   238,584     $  721,841
                                                      ----------      ------------     -----------     -----------     ----------
                   Total assets                        6,919,592         3,232,679         208,967         238,584        721,841
                                                      ----------      ------------     -----------     -----------     ----------
Liabilities
               Accrued expenses to related party           7,732             2,925             237             270            816
                                                      ----------      ------------     -----------     -----------     ----------
Net assets                                            $6,911,860      $  3,229,754     $   208,730     $   238,314     $  721,025
                                                      ==========      ============     ===========     ===========     ==========
Accumulation units outstanding                         6,643,637         1,909,944         174,628         197,431        658,521
                                                      ==========      ============     ===========     ===========     ==========
Unit value                                              1.040451          1.691147        1.195368        1.207165       1.094997
                                                      ==========      ============     ===========     ===========     ==========

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                  (Continued)

                                                  Templeton       Mutual                         Wanger          EAFE
                                                 Developing       Shares         Wanger         Foreign         Equity
                                                   Markets      Investments      Twenty          Forty           Index
                                                 Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
Assets
          Investments at cost                    $  256,332      $ 121,323      $ 606,521      $   777,867      $248,801
                                                 ==========      =========      =========      ===========      ========
          Investments at market                  $  221,778      $ 133,754      $ 697,624      $   795,149      $216,392
                                                 ----------      ---------      ---------      -----------      --------
            Total assets                            221,778        133,754        697,624          795,149       216,392
                                                 ----------      ---------      ---------      -----------      --------
Liabilities
          Accrued expenses to related party             255            150            785              890           248
                                                 ----------      ---------      ---------      -----------      --------
Net assets                                       $  221,523      $ 133,604      $ 696,839      $   794,259      $216,144
                                                 ==========      =========      =========      ===========      ========
Accumulation units outstanding                      184,927        112,167        466,315          444,645       237,290
                                                 ==========      =========      =========      ===========      ========
Unit value                                         1.197982       1.191200       1.494467         1.786410      0.910953
                                                 ==========      =========      =========      ===========      ========

                                                                 Federated
                                                  Bankers        U.S. Gov't      Federated       Federated        Janus
                                                 Trust Dow       Securities     High Income      U.S. Gov't       Equity
                                                     30             II         Bond Fund II        Bond          Income
                                                 Subaccount      Subaccount     Subaccount      Subaccount     Subaccount
Assets
          Investments at cost                    $  129,080      $ 139,359      $ 154,509      $    65,697      $397,443
                                                 ==========      =========      =========      ===========      ========
          Investments at market                  $  128,414      $ 147,051      $ 134,142      $    69,394      $373,142
                                                 ----------      ---------      ---------      -----------      --------
            Total assets                            128,414        147,051        134,142           69,394       373,142
                                                 ----------      ---------      ---------      -----------      --------
Liabilities
          Accrued expenses to related party             146            170            155               79           436
                                                 ----------      ---------      ---------      -----------      --------
Net assets                                       $  128,268      $ 146,881      $ 133,987      $    69,315      $372,706
                                                 ==========      =========      =========      ===========      ========
Accumulation units outstanding                      121,039        133,122        148,372           61,095       403,875
                                                 ==========      =========      =========      ===========      ========
Unit value                                         1.059792       1.103438       0.903120         1.134629      0.922893
                                                 ==========      =========      =========      ===========      ========

                                                                    Janus                                       Fidelity
                                                    Janus         Flexible    Morgan Stanley   Technology          VIP
                                                   Growth          Income      Focus Equity     Portfolio      Contrafund
                                                 Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
Assets
          Investments at cost                    $2,883,600      $ 199,127      $  29,585      $ 1,865,102      $104,507
                                                 ==========      =========      =========      ===========      ========
          Investments at market                  $2,465,141      $ 200,856      $  24,685      $ 1,264,136      $100,555
                                                 ----------      ---------      ---------      -----------      --------
            Total assets                          2,465,141        200,856         24,685        1,264,136       100,555
                                                 ----------      ---------      ---------      -----------      --------
Liabilities
          Accrued expenses to related                 2,927            232             30            1,554           106
                                                 ----------      ---------      ---------      -----------      --------
Net assets                                       $2,462,214      $ 200,624      $  24,655      $ 1,262,582      $100,449
                                                 ==========      =========      =========      ===========      ========
Accumulation units outstanding                    2,701,910        191,214         28,834        1,673,773       107,723
                                                 ==========      =========      =========      ===========      ========
Unit value                                         0.911355       1.049291       0.855127         0.754413      0.932542
                                                 ==========      =========      =========      ===========      ========

                                                                                  Alger
                                                                  Fidelity      American        Engemann     Bankers Trust
                                                  Fidelity       VIP Growth     Leveraged      Small & Mid     NASDAQ 100
                                                 VIP Growth     Opportunities    All Cap       Cap Growth       Index(R)
                                                 Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
Assets
          Investments at cost                    $  217,958      $  25,059      $ 158,587      $    37,526      $ 50,888
                                                 ==========      =========      =========      ===========      ========
          Investments at market                  $  193,608      $  22,953      $ 132,304      $    33,100      $ 41,334
                                                 ----------      ---------      ---------      -----------      --------
                                                    193,608         22,953        132,304           33,100        41,334
                                                 ----------      ---------      ---------      -----------      --------
Liabilities
          Accrued expenses to related party             217             27            133               35            49
                                                 ----------      ---------      ---------      -----------      --------
Net assets                                       $  193,391      $  22,926      $ 132,171      $    33,065      $ 41,285
                                                 ==========      =========      =========      ===========      ========
Accumulation units outstanding                      227,423         26,074        167,465           43,217        71,735
                                                 ==========      =========      =========      ===========      ========
Unit value                                         0.850407       0.879384       0.789306         0.765126      0.575566
                                                 ==========      =========      =========      ===========      ========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000

                                                                                                       Goodwin
                                                                                       Engemann      Multi-Sector      Oakhurst
                                                                      Goodwin          Capital          Fixed         Strategic
                                                                    Money Market        Growth          Income        Allocation
                                                                     Subaccount       Subaccount      Subaccount      Subaccount
Investment income
             Distributions                                          $   111,248      $     2,310      $ 232,602      $   145,686
                                                                    -----------      -----------      ---------      -----------
Expenses
             Mortality, expense risk and administrative charges          26,102          444,158         38,334           71,460
                                                                    -----------      -----------      ---------      -----------
Net investment income (loss)                                             85,146         (441,848)       194,268           74,226
Net realized gain (loss) from share transactions                             --          (17,890)         1,248            3,963
                                                                    -----------      -----------      ---------      -----------
Net realized gain distribution from Fund                                     --        1,384,416             --          591,045
Net unrealized appreciation (depreciation) on investment                     --       (7,836,102)       (50,870)        (725,974)
                                                                    -----------      -----------      ---------      -----------
Net gain (loss) on investments                                               --       (6,469,576)       (49,622)        (130,966)
Net increase (decrease) in net assets resulting from operations     $    85,146      $(6,911,424)     $ 144,646      $   (56,740)
                                                                    ===========      ===========      =========      ===========


                                                                                                      Duff &
                                                                                                    Phelps Real        Seneca
                                                                       Aberdeen        Oakhurst        Estate        Strategic
                                                                    International      Balanced      Securities        Theme
                                                                     Subaccount       Subaccount     Subaccount      Subaccount
Investment income
             Distributions                                          $    35,465      $   101,694      $  10,378      $        --
                                                                    -----------      -----------      ---------      -----------
Expenses
             Mortality, expense risk and administrative charges          59,368           48,741          3,034           93,116
                                                                    -----------      -----------      ---------      -----------
Net investment income (loss)                                            (23,903)          52,953          7,344          (93,116)
Net realized gain (loss) from share transactions                         (2,540)           2,055           (111)            (340)
                                                                    -----------      -----------      ---------      -----------
Net realized gain distribution from Fund                                361,527          411,893             --          957,019
Net unrealized appreciation (depreciation) on investment             (1,183,476)        (502,753)        50,221       (2,304,787)
                                                                    -----------      -----------      ---------      -----------
Net gain (loss) on investments                                         (824,489)         (88,805)        50,110       (1,348,108)
Net increase (decrease) in net assets resulting from operations     $  (848,392)     $   (35,852)     $  57,454      $(1,441,224)
                                                                    ===========      ===========      =========      ===========

                                                                                      Research                         Seneca
                                                                    Aberdeen New      Enhanced        Engemann         Mid-Cap
                                                                        Asia            Index        Nifty Fifty       Growth
                                                                     Subaccount      Subaccount       Subaccount     Subaccount
Investment income
             Distributions                                          $    11,387      $    24,423      $      --      $        --
                                                                    -----------      -----------      ---------      -----------
Expenses
             Mortality, expense risk and administrative charges           4,474           40,417         55,231           24,640
                                                                    -----------      -----------      ---------      -----------
Net investment income (loss)                                              6,913          (15,994)       (55,231)         (24,640)
Net realized gain (loss) from share transactions                            239           (1,462)        (2,272)           1,037
                                                                    -----------      -----------      ---------      -----------
Net realized gain distribution from Fund                                     --           97,185             --          199,225
Net unrealized appreciation (depreciation) on investment                (67,298)        (491,115)      (923,982)        (136,148)
                                                                    -----------      -----------      ---------      -----------
Net gain (loss) on investments                                          (67,059)        (395,392)      (926,254)          64,114
Net increase (decrease) in net assets resulting from operations     $   (60,146)     $  (411,386)     $(981,485)     $    39,474
                                                                    ===========      ===========      =========      ===========

                                                                                                       Sanford
                                                                      Oakhurst                        Bernstein         Wanger
                                                                     Growth and        Hollister       Mid-Cap        U.S. Small
                                                                       Income        Value Equity       Value            Cap
                                                                     Subaccount       Subaccount      Subaccount      Subaccount
Investment income
             Distributions                                          $    30,032      $     6,040      $   2,332      $     6,270
                                                                    -----------      -----------      ---------      -----------
Expenses
             Mortality, expense risk and administrative charges          75,512           10,691          3,458           78,043
                                                                    -----------      -----------      ---------      -----------
Net investment income (loss)                                            (45,480)          (4,651)        (1,126)         (71,773)
Net realized gain (loss) from share transactions                            445            1,823              2              (18)
                                                                    -----------      -----------      ---------      -----------
Net realized gain distribution from Fund                                 22,902          107,942             --          645,800
Net unrealized appreciation (depreciation) on investment               (452,574)         122,029         43,175         (993,091)
                                                                    -----------      -----------      ---------      -----------
Net gain (loss) on investments                                         (429,227)         231,794         43,177         (347,309)
Net increase (decrease) in net assets resulting from operations     $  (474,707)     $   227,143      $  42,051      $  (419,082)
                                                                    ===========      ===========      =========      ===========

                                                                       Wanger         Templeton
                                                                   International        Asset         Templeton       Templeton
                                                                     Small Cap         Strategy         Growth      International
                                                                     Subaccount       Subaccount      Subaccount     Subaccount
Investment income
             Distributions                                          $        --      $     2,802      $   1,336      $     9,544
                                                                    -----------      -----------      ---------      -----------
Expenses
             Mortality, expense risk and administrative charges          50,655            2,427          2,543            8,516
                                                                    -----------      -----------      ---------      -----------
Net investment income (loss)                                            (50,655)             375         (1,207)           1,028
Net realized gain (loss) from share transactions                        (32,527)             145         (7,897)             309
                                                                    -----------      -----------      ---------      -----------
Net realized gain distribution from Fund                                376,858           21,174         31,719           63,482
Net unrealized appreciation (depreciation) on investment             (1,635,373)         (25,010)       (11,831)         (82,877)
                                                                    -----------      -----------      ---------      -----------
Net gain (loss) on investments                                       (1,291,042)          (3,691)        11,991          (19,086)
Net increase (decrease) in net assets resulting from operations     $(1,341,697)     $    (3,316)     $  10,784      $   (18,058)
                                                                    ===========      ===========      =========      ===========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                   Templeton
                                                                   Developing    Mutual Shares                    Wanger Foreign
                                                                     Markets      Investments      Wanger Twenty       Forty
                                                                   Subaccount      Subaccount       Subaccount      Subaccount
Investment income
             Distributions                                          $  1,310        $     625        $      --       $     --
                                                                    --------        ---------        ---------       --------
Expenses
             Mortality, expense risk and administrative charges        3,015            1,201            7,306          8,208
                                                                    --------        ---------        ---------       --------
Net investment income (loss)                                          (1,705)            (576)          (7,306)        (8,208)
Net realized gain (loss) from share transactions                       3,375              640              225          7,105
                                                                    --------        ---------        ---------       --------
Net realized gain distribution from Fund                                  --              749           17,108         20,222
Net unrealized appreciation (depreciation) on investment             (89,610)          11,893           42,941        (78,398)
                                                                    --------        ---------        ---------       --------
Net gain (loss) on investments                                       (86,235)          13,282           60,274        (51,071)
Net increase (decrease) in net assets resulting from operations     $(87,940)       $  12,706        $  52,968       $(59,279)
                                                                    ========        =========        =========       ========

                                                                                                   Federated U.S.  Federated High
                                                                      EAFE        Bankers Trust       Gov't        Income Bond
                                                                  Equity Index        Dow 30       Securities II      Fund II
                                                                   Subaccount      Subaccount(1)    Subaccount      Subaccount
Investment income
             Distributions                                          $     --        $     925        $   1,982       $  9,778
                                                                    --------        ---------        ---------       --------
Expenses
             Mortality, expense risk and administrative charges        2,197              695            1,082          1,576
                                                                    --------        ---------        ---------       --------
Net investment income (loss)                                          (2,197)             230              900          8,202
Net realized gain (loss) from share transactions                        (993)              --                1              3
                                                                    --------        ---------        ---------       --------
Net realized gain distribution from Fund                               3,606            1,681               --             --
Net unrealized appreciation (depreciation) on investment             (34,193)            (666)           7,769        (22,023)
                                                                    --------        ---------        ---------       --------
Net gain (loss) on investments                                       (31,580)           1,015            7,770        (22,020)
Net increase (decrease) in net assets resulting from operations     $(33,777)       $   1,245        $   8,670       $(13,818)
                                                                    ========        =========        =========       ========

                                                                  Federated U.S.  Janus Equity                    Janus Flexible
                                                                   Gov't Bond         Income        Janus Growth       Income
                                                                   Subaccount(2)   Subaccount(3)   Subaccount(4)   Subaccount(5)
Investment income
             Distributions                                          $  2,668        $   1,996        $   2,641       $  7,533
                                                                    --------        ---------        ---------       --------
Expenses
             Mortality, expense risk and administrative charges          530            2,690           19,154          1,283
                                                                    --------        ---------        ---------       --------

Net investment income (loss)                                           2,138             (694)         (16,513)         6,250
Net realized gain (loss) from share transactions                           3             (761)             418             --
                                                                    --------        ---------        ---------       --------
Net realized gain distribution from Fund                                  --               --               --             --
Net unrealized appreciation (depreciation) on investment               3,697          (24,301)        (418,459)         1,732
                                                                    --------        ---------        ---------       --------
Net gain (loss) on investments                                         3,700          (25,062)        (418,041)         1,732
Net increase (decrease) in net assets resulting from operations     $  5,838        $ (25,756)       $(434,554)      $  7,982
                                                                    ========        =========        =========       ========

                                                                 Morgan Stanley     Technology      Fidelity VIP     Fidelity VIP
                                                                 Focus Equity        Portfolio       Contrafund        Growth
                                                                   Subaccount(6)   Subaccount(7)   Subaccount(8)   Subaccount(9)
Investment income
             Distributions                                          $     --        $      --        $      --       $     --
                                                                    --------        ---------        ---------       --------
Expenses
             Mortality, expense risk and administrative charges          327           15,017              281            775
                                                                    --------        ---------        ---------       --------
Net investment income (loss)                                            (327)         (15,017)            (281)          (775)
Net realized gain (loss) from share transactions                          (8)          (1,529)              98             (8)
                                                                    --------        ---------        ---------       --------
Net realized gain distribution from Fund                                  28              262               --             --
Net unrealized appreciation (depreciation) on investment              (4,900)        (600,966)          (3,952)       (24,350)
                                                                    --------        ---------        ---------       --------
Net gain (loss) on investments                                        (4,880)        (602,233)          (3,854)       (24,358)
Net increase (decrease) in net assets resulting from operations     $ (5,207)       $(617,250)       $  (4,135)      $(25,133)
                                                                    ========        =========        =========       ========

                                                                 Fidelity VIP     Alger American    Engemann Small   Bankers Trust
                                                                    Growth         Leveraged         & Mid Cap         NASDAQ 100
                                                                 Opportunities      All Cap            Growth           Index(R)
                                                                 Subaccount(10)    Subaccount(11)   Subaccount(12)   Subaccount(13)
Investment income
             Distributions                                          $     --        $      --        $      --       $     --
                                                                    --------        ---------        ---------       --------
Expenses
             Mortality, expense risk and administrative charges           73              508               88             77
                                                                    --------        ---------        ---------       --------
Net investment income (loss)                                             (73)            (508)             (88)           (77)
Net realized gain (loss) from share transactions                        (135)              (6)              --             (1)
                                                                    --------        ---------        ---------       --------
Net realized gain distribution from Fund                                  --               --               --             --
Net unrealized appreciation (depreciation) on investment              (2,106)         (26,283)          (4,426)        (9,554)
                                                                    --------        ---------        ---------       --------
Net gain (loss) on investments                                        (2,241)         (26,289)          (4,426)        (9,555)
Net increase (decrease) in net assets resulting from operations     $ (2,314)       $ (26,797)       $  (4,514)      $ (9,632)
                                                                    ========        =========        =========       ========

                       See Notes to Financial Statements

     (1)       From inception       March 1, 2000          to December 31, 2000
     (2)       From inception     February 8, 2000         to December 31, 2000
     (3)       From inception     January 27, 2000         to December 31, 2000
     (4)       From inception      January 4, 2000         to December 31, 2000
     (5)       From inception     January 27, 2000         to December 31, 2000
     (6)       From inception     January 10, 2000         to December 31, 2000
     (7)       From inception     January 10, 2000         to December 31, 2000
     (8)       From inception       July 3, 2000           to December 31, 2000
     (9)       From inception       July 6, 2000           to December 31, 2000
     (10)      From inception    September 19, 2000        to December 31, 2000
     (11)      From inception       July 6, 2000           to December 31, 2000
     (12)      From inception    September 18, 2000        to December 31, 2000
     (13)      From inception    September 18, 2000        to December 31, 2000


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                                      Engemann          Goodwin         Oakhurst
                                                                   Goodwin Money       Capital        Multi-Sector      Strategic
                                                                      Market           Growth         Fixed Income      Allocation
                                                                    Subaccount       Subaccount        Subaccount       Subaccount
From operations
             Net investment income (loss)                          $    85,146      $   (441,848)     $   194,268      $    74,226
             Net realized gain (loss)                                       --         1,366,526            1,248          595,008
             Net unrealized appreciation (depreciation)                     --        (7,836,102)         (50,870)        (725,974)
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) resulting from operations          85,146        (6,911,424)         144,646          (56,740)
                                                                   -----------      ------------      -----------      -----------
From accumulation unit transactions
             Participant deposits                                    2,405,195         7,420,945          751,318        1,266,922
             Participant transfers                                  (2,350,282)        1,606,659           33,419          380,540
             Participant withdrawals                                  (127,402)         (891,312)        (169,526)        (111,203)
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) in net assets resulting
                 from participant transactions                         (72,489)        8,136,292          615,211        1,536,259
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) in net assets                      12,657         1,224,868          759,857        1,479,519
Net assets
             Beginning of period                                     2,328,229        28,678,833        2,480,126        4,426,708
                                                                   -----------      ------------      -----------      -----------
             End of period                                         $ 2,340,886      $ 29,903,701      $ 3,239,983      $ 5,906,227
                                                                   ===========      ============      ===========      ===========

                                                                                                          Duff &
                                                                                                       Phelps Real      Seneca
                                                                      Aberdeen         Oakhurst          Estate        Strategic
                                                                   International       Balanced        Securities        Theme
                                                                    Subaccount        Subaccount       Subaccount      Subaccount
From operations
             Net investment income (loss)                          $   (23,903)     $     52,953      $     7,344      $   (93,116)
             Net realized gain (loss)                                  358,987           413,948             (111)         956,679
             Net unrealized appreciation (depreciation)             (1,183,476)         (502,753)          50,221       (2,304,787)
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) resulting from operations        (848,392)          (35,852)          57,454       (1,441,224)
                                                                   -----------      ------------      -----------      -----------
From accumulation unit transactions
             Participant deposits                                    1,518,985           655,997          138,928        2,462,470
             Participant transfers                                     591,516           367,010           57,687        1,972,359
             Participant withdrawals                                   (86,971)         (249,804)          (3,664)        (152,813)
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) in net assets resulting
                 from participant transactions                       2,023,530           773,203          192,951        4,282,016
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) in net assets                   1,175,138           737,351          250,405        2,840,792
Net assets
             Beginning of period                                     3,569,685         3,132,497          103,045        4,230,585
                                                                   -----------      ------------      -----------      -----------
             End of period                                         $ 4,744,823      $  3,869,848      $   353,450      $ 7,071,377
                                                                   ===========      ============      ===========      ===========

                                                                                       Research                           Seneca
                                                                    Aberdeen New       Enhanced        Engemann          Mid-Cap
                                                                       Asia              Index         Nifty Fifty        Growth
                                                                    Subaccount        Subaccount       Subaccount       Subaccount
From operations
             Net investment income (loss)                          $     6,913      $    (15,994)     $   (55,231)     $   (24,640)
             Net realized gain (loss)                                      239            95,723           (2,272)         200,262
             Net unrealized appreciation (depreciation)                (67,298)         (491,115)        (923,982)        (136,148)
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) resulting from operations         (60,146)         (411,386)        (981,485)          39,474
                                                                   -----------      ------------      -----------      -----------
From accumulation unit transactions
             Participant deposits                                      113,644           465,092        1,539,330          878,978
             Participant transfers                                     115,650           332,261          993,267          621,804
             Participant withdrawals                                   (18,169)          (95,740)        (176,560)         (24,757)
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) in net assets resulting
                 from participant transactions                         211,125           701,613        2,356,037        1,476,025
                                                                   -----------      ------------      -----------      -----------
             Net increase (decrease) in net assets                     150,979           290,227        1,374,552        1,515,499
Net assets
             Beginning of period                                       242,610         2,669,848        2,737,712          801,135
                                                                   -----------      ------------      -----------      -----------
             End of period                                         $   393,589      $  2,960,075      $ 4,112,264      $ 2,316,634
                                                                   ===========      ============      ===========      ===========

                                                                                                        Sanford
                                                                     Oakhurst          Hollister       Bernstein           Wanger
                                                                    Growth and           Value          Mid-Cap          U.S. Small
                                                                      Income            Equity           Value              Cap
                                                                    Subaccount        Subaccount       Subaccount        Subaccount
From operations
             Net investment income (loss)                          $   (45,480)     $     (4,651)     $    (1,126)      $   (71,773)
             Net realized gain (loss)                                   23,347           109,765                2           645,782
             Net unrealized appreciation (depreciation)               (452,574)          122,029           43,175          (993,091)
                                                                   -----------      ------------      -----------       -----------
             Net increase (decrease) resulting from operations        (474,707)          227,143           42,051          (419,082)
                                                                   -----------      ------------      -----------       -----------
From accumulation unit transactions
             Participant deposits                                    1,406,670           529,066          106,491         2,041,464
             Participant transfers                                     464,169           190,048          (19,168)          789,172
             Participant withdrawals                                  (135,733)          (36,032)          (2,237)         (114,406)
                                                                   -----------      ------------      -----------       -----------
             Net increase (decrease) in net assets resulting
                 from participant transactions                       1,735,106           683,082           85,086         2,716,230
                                                                   -----------      ------------      -----------       -----------
             Net increase (decrease) in net assets                   1,260,399           910,225          127,137         2,297,148
Net assets
             Beginning of period                                     4,573,539           390,236          218,137         4,614,712
                                                                   -----------      ------------      -----------       -----------
             End of period                                         $ 5,833,938      $  1,300,461      $   345,274       $ 6,911,860
                                                                   ===========      ============      ===========       ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                        Wanger       Templeton
                                                                    International      Asset          Templeton       Templeton
                                                                      Small Cap       Strategy          Growth      International
                                                                     Subaccount      Subaccount       Subaccount      Subaccount
From operations
             Net investment income (loss)                           $   (50,655)      $     375       $  (1,207)      $   1,028
             Net realized gain (loss)                                   344,331          21,319          23,822          63,791
             Net unrealized appreciation (depreciation)              (1,635,373)        (25,010)        (11,831)        (82,877)
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) resulting from operations       (1,341,697)         (3,316)         10,784         (18,058)
                                                                    -----------       ---------       ---------       ---------
From accumulation unit transactions
             Participant deposits                                     1,500,171          28,862          20,220         330,728
             Participant transfers                                      447,124          71,684          75,414          50,712
             Participant withdrawals                                   (265,729)        (13,598)        (10,969)         (7,069)
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) in net assets resulting
                 from participant transactions                        1,681,566          86,948          84,665         374,371
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) in net assets                      339,869          83,632          95,449         356,313
Net assets
             Beginning of period                                      2,889,885         125,098         142,865         364,712
                                                                    -----------       ---------       ---------       ---------
             End of period                                          $ 3,229,754       $ 208,730       $ 238,314       $ 721,025
                                                                    ===========       =========       =========       =========

                                                                      Templeton         Mutual                         Wanger
                                                                     Developing         Shares          Wanger         Foreign
                                                                       Markets       Investments        Twenty          Forty
                                                                     Subaccount       Subaccount      Subaccount      Subaccount
From operations
             Net investment income (loss)                           $    (1,705)      $    (576)      $  (7,306)      $  (8,208)
             Net realized gain (loss)                                     3,375           1,389          17,333          27,327
             Net unrealized appreciation (depreciation)                 (89,610)         11,893          42,941         (78,398)
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) resulting from operations          (87,940)         12,706          52,968         (59,279)
                                                                    -----------       ---------       ---------       ---------
From accumulation unit transactions
             Participant deposits                                       106,646          10,923          82,191         255,670
             Participant transfers                                      (35,130)        110,229         237,815         214,544
             Participant withdrawals                                     (2,159)        (10,008)        (12,915)         (3,546)
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) in net assets resulting
                 from participant transactions                           69,357         111,144         307,091         466,668
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) in net assets                      (18,583)        123,850         360,059         407,389
Net assets
             Beginning of period                                        240,106           9,754         336,780         386,870
                                                                    -----------       ---------       ---------       ---------
             End of period                                          $   221,523       $ 133,604       $ 696,839       $ 794,259
                                                                    ===========       =========       =========       =========


                                                                                       Bankers       U.S. Gov't        Federated
                                                                     EAFE Equity        Trust         Bond Fund           High
                                                                        Index          Dow 30        Securities II       Income
                                                                     Subaccount      Subaccount(1)    Subaccount        Fund II

From operations
             Net investment income (loss)                           $    (2,197)      $     230       $     900       $   8,202
             Net realized gain (loss)                                     2,613           1,681               1               3
             Net unrealized appreciation (depreciation)                 (34,193)           (666)          7,769         (22,023)
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) resulting from operations          (33,777)          1,245           8,670         (13,818)
                                                                    -----------       ---------       ---------       ---------
From accumulation unit transactions
             Participant deposits                                       101,697          17,896          36,375          57,813
             Participant transfers                                      100,169         109,127          69,782          (7,399)
             Participant withdrawals                                       (183)             --            (986)         (1,192)
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) in net assets resulting
                 from participant transactions                          201,683         127,023         105,171          49,222
                                                                    -----------       ---------       ---------       ---------
             Net increase (decrease) in net assets                      167,906         128,268         113,841          35,404
Net assets
             Beginning of period                                         48,238              --          33,040          98,583
                                                                    -----------       ---------       ---------       ---------
             End of period                                          $   216,144       $ 128,268       $ 146,881       $ 133,987
                                                                    ===========       =========       =========       =========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                    Federated         Janus                             Janus
                                                                    U.S. Gov't        Equity                           Flexible
                                                                       Bond           Income         Janus Growth       Income
                                                                   Subaccount(2)    Subaccount(3)    Subaccount(4)    Subaccount(5)
From operations
             Net investment income (loss)                           $  2,138       $      (694)      $   (16,513)      $   6,250
             Net realized gain (loss)                                      3              (761)              418              --
             Net unrealized appreciation (depreciation)                3,697           (24,301)         (418,459)          1,732
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) resulting from operations         5,838           (25,756)         (434,554)          7,982
                                                                    --------       -----------       -----------       ---------
From accumulation unit transactions
             Participant deposits                                     28,310           237,229         1,339,521         131,828
             Participant transfers                                    35,381           167,865         1,567,275          61,852
             Participant withdrawals                                    (214)           (6,632)          (10,028)         (1,038)
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) in net assets resulting
                 from participant transactions                        63,477           398,462         2,896,768         192,642
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) in net assets                    69,315           372,706         2,462,214         200,624
Net assets
             Beginning of period                                          --                --                --              --
                                                                    --------       -----------       -----------       ---------
             End of period                                          $ 69,315       $   372,706       $ 2,462,214       $ 200,624
                                                                    ========       ===========       ===========       =========

                                                                     Morgan
                                                                     Stanley                          Fidelity
                                                                      Focus        Technology            VIP            Fidelity
                                                                     Equity         Portfolio        Contrafund        VIP Growth
                                                                   Subaccount(6)  Subaccount(7)     Subaccount(8)    Subaccount(9)
From operations
             Net investment income (loss)                           $   (327)      $   (15,017)      $      (281)      $    (775)
             Net realized gain (loss)                                     20            (1,267)               98              (8)
             Net unrealized appreciation (depreciation)               (4,900)         (600,966)           (3,952)        (24,350)
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) resulting from operations        (5,207)         (617,250)           (4,135)        (25,133)
                                                                    --------       -----------       -----------       ---------
From accumulation unit transactions
             Participant deposits                                     16,302           812,980            57,695         118,310
             Participant transfers                                    13,583         1,075,738            46,889         100,214
             Participant withdrawals                                     (23)           (8,886)               --              --
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) in net assets resulting
                 from participant transactions                        29,862         1,879,832           104,584         218,524
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) in net assets                    24,655         1,262,582           100,449         193,391
Net assets
             Beginning of period                                          --                --                --              --
                                                                    --------       -----------       -----------       ---------
             End of period                                          $ 24,655       $ 1,262,582       $   100,449       $ 193,391
                                                                    ========       ===========       ===========       =========

                                                                                     Alger          Engemann           Bankers
                                                                      Fidelity     American          Small &            Trust
                                                                     VIP Growth    Leveraged         Mid Cap         NASDAQ 100
                                                                   Opportunities    All Cap           Growth          Index(R)
                                                                  Subaccount(10)  Subaccount(11)    Subaccount(12)   Subaccount(13)
From operations
             Net investment income (loss)                           $    (73)      $      (508)      $       (88)      $     (77)
             Net realized gain (loss)                                   (135)               (6)               --              (1)
             Net unrealized appreciation (depreciation)               (2,106)          (26,283)           (4,426)         (9,554)
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) resulting from operations        (2,314)          (26,797)           (4,514)         (9,632)
                                                                    --------       -----------       -----------       ---------
From accumulation unit transactions
             Participant deposits                                     19,175           120,080            11,143          29,917
             Participant transfers                                     6,065            38,888            26,436          21,000
             Participant withdrawals                                      --                --                --              --
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) in net assets resulting
                 from participant transactions                        25,240           158,968            37,579          50,917
                                                                    --------       -----------       -----------       ---------
             Net increase (decrease) in net assets                    22,926           132,171            33,065          41,285
Net assets
             Beginning of period                                          --                --                --              --
                                                                    --------       -----------       -----------       ---------
             End of period                                          $ 22,926       $   132,171       $    33,065       $  41,285
                                                                    ========       ===========       ===========       =========

    (1)      From inception        March 1, 2000        to December 31, 2000
    (2)      From inception      February 8, 2000       to December 31, 2000
    (3)      From inception      January 27, 2000       to December 31, 2000
    (4)      From inception      January 4, 2000        to December 31, 2000
    (5)      From inception      January 27, 2000       to December 31, 2000
    (6)      From inception      January 10, 2000       to December 31, 2000
    (7)      From inception      January 10, 2000       to December 31, 2000
    (8)      From inception        July 3, 2000         to December 31, 2000
    (9)      From inception        July 6, 2000         to December 31, 2000
    (10)     From inception     September 19, 2000      to December 31, 2000
    (11)     From inception        July 6, 2000         to December 31, 2000
    (12)     From inception     September 18, 2000      to December 31, 2000
    (13)     From inception     September 18, 2000      to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                GOODWIN           ENGEMANN          GOODWIN
                                                 MONEY            CAPITAL         MULTI-SECTOR
                                                 MARKET            GROWTH         FIXED INCOME
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $     72,553      $   (199,805)     $    150,063
        Net realized gain (loss)                       -           2,069,583             2,824
        Net unrealized appreciation
          (depreciation)                               -           3,855,074           (60,752)
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                 72,553         5,724,852            92,135
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     6,526,744        11,388,154         1,066,806
        Participant transfers                   (5,818,211)        1,284,054           (92,828)
        Participant withdrawals                    (98,248)         (331,319)          (56,419)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                             610,285        12,340,889           917,559
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                               682,838        18,065,741         1,009,694
NET ASSETS
        Beginning of period                      1,645,391        10,613,092         1,470,432
                                              ------------      ------------      ------------
        End of period                         $  2,328,229      $ 28,678,833      $  2,480,126
                                              ============      ============      ============


                                               OAKHURST
                                               STRATEGIC          ABERDEEN          OAKHURST
                                               ALLOCATION       INTERNATIONAL       BALANCED
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $     37,133      $     31,266      $     29,066
        Net realized gain (loss)                   205,059           397,575           100,983
        Net unrealized appreciation
          (depreciation)                           118,511           290,964           131,649
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                360,703           719,805           261,698
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     2,098,949         1,215,478         1,385,186
        Participant transfers                      416,802           146,498           249,239
        Participant withdrawals                   (129,341)          (39,052)          (72,751)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           2,386,410         1,322,924         1,561,674
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             2,747,113         2,042,729         1,823,372
NET ASSETS
        Beginning of period                      1,679,595         1,526,956         1,309,125
                                              ------------      ------------      ------------
        End of period                         $  4,426,708      $  3,569,685      $  3,132,497
                                              ============      ============      ============


                                              DUFF & PHELPS        SENECA
                                               REAL ESTATE       STRATEGIC          ABERDEEN
                                               SECURITIES          THEME            NEW ASIA
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $      3,442      $    (18,773)   $         (435)
        Net realized gain (loss)                    (1,095)          443,458                26
        Net unrealized appreciation
          (depreciation)                              (468)          486,246            59,696
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                  1,879           910,931            59,287
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        31,503         2,435,862           156,283
        Participant transfers                      (34,809)          729,401             7,872
        Participant withdrawals                     (1,278)          (45,909)           (3,216)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                              (4,584)        3,119,354           160,939
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                                (2,705)        4,030,285           220,226
NET ASSETS
        Beginning of period                        105,750           200,300            22,384
                                              ------------      ------------      ------------
        End of period                         $    103,045      $  4,230,585      $    242,610
                                              ============      ============      ============


                       See Notes to Financial Statements
                                       SA-9

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                RESEARCH
                                                ENHANCED          ENGEMANN         SENECA MID-
                                                 INDEX          NIFTY FIFTY        CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $     (5,485)     $    (17,405)     $     (5,074)
        Net realized gain (loss)                   132,046               (26)           18,923
        Net unrealized appreciation
          (depreciation)                           181,424           476,915           201,798
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                307,985           459,484           215,647
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                       873,593         1,436,357           191,790
        Participant transfers                      484,519           564,045           160,898
        Participant withdrawals                    (15,894)          (14,797)           (1,900)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           1,342,218         1,985,605           350,788
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             1,650,203         2,445,089           566,435
NET ASSETS
        Beginning of period                      1,019,645           292,623           234,700
                                              ------------      ------------      ------------
        End of period                         $  2,669,848      $  2,737,712      $    801,135
                                              ============      ============      ============


                                                OAKHURST
                                               GROWTH AND        HOLLISTER        SCHAFER MID-
                                                 INCOME         VALUE EQUITY       CAP VALUE
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)          $    (13,027)     $     (2,434)     $        415
        Net realized gain (loss)                    51,385            21,507               283
        Net unrealized appreciation
          (depreciation)                           401,956            48,592           (19,316)
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                440,314            67,665           (18,618)
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     2,693,185           157,778            62,790
        Participant transfers                      572,216            18,259            33,628
        Participant withdrawals                    (57,958)           (1,313)           (3,324)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           3,207,443           174,724            93,094
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             3,647,757           242,389            74,476
NET ASSETS
        Beginning of period                        925,782           147,847           143,661
                                              ------------      ------------      ------------
        End of period                         $  4,573,539      $    390,236      $    218,137
                                              ============      ============      ============


                                                                  WANGER
                                               WANGER U.S.      INTERNATIONAL      TEMPLETON
                                               SMALL CAP          SMALL CAP          STOCK
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $    (38,118)     $     (4,873)     $       (208)
        Net realized gain (loss)                   221,717               750             7,132
        Net unrealized appreciation
          (depreciation)                           583,460         1,207,177            20,166
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                767,059         1,203,054            27,090
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     1,920,248           723,443            41,599
        Participant transfers                      308,115           598,235            20,736
        Participant withdrawals                    (78,710)          (40,639)          (13,567)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           2,149,653         1,281,039            48,768
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             2,916,712         2,484,093            75,858
NET ASSETS
        Beginning of period                      1,698,000           405,792            67,007
                                              ------------      ------------      ------------
        End of period                         $  4,614,712      $  2,889,885      $    142,865
                                              ============      ============      ============


                       See Notes to Financial Statements
                                       SA-10

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)


                                               TEMPLETON                           TEMPLETON
                                                 ASSET           TEMPLETON         DEVELOPING
                                               ALLOCATION       INTERNATIONAL       MARKETS
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $        (11)     $        960      $       (601)
        Net realized gain (loss)                     6,609            18,039               344
        Net unrealized appreciation
          (depreciation)                            10,143            42,594            52,045
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                 16,741            61,593            51,788
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        34,561            92,720            81,293
        Participant transfers                       28,611            45,991            85,474
        Participant withdrawals                     (3,150)           (5,263)           (3,890)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                              60,022           133,448           162,877
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                                76,763           195,041           214,665
NET ASSETS
        Beginning of period                         48,335           169,671            25,441
                                              ------------      ------------      ------------
        End of period                         $    125,098      $    364,712      $    240,106
                                              ============      ============      ============


                                                 MUTUAL
                                                 SHARES            WANGER            WANGER
                                               INVESTMENTS         TWENTY         FOREIGN FORTY
                                               SUBACCOUNT       SUBACCOUNT(1)     SUBACCOUNT(2)
FROM OPERATIONS
        Net investment income (loss)          $       (105)     $     (1,611)     $     (1,009)
        Net realized gain (loss)                       771             2,638               121
        Net unrealized appreciation
          (depreciation)                              (312)           48,162            95,680
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                    354            49,189            94,792
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         5,372           258,940            93,526
        Participant transfers                      (21,806)           32,011           198,552
        Participant withdrawals                        -              (3,360)              -
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                             (16,434)          287,591           292,078
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                               (16,080)          336,780           386,870
NET ASSETS
        Beginning of period                         25,834               -                 -
                                              ------------      ------------      ------------
        End of period                         $      9,754      $    336,780      $    386,870
                                              ============      ============      ============


                                                                  FEDERATED        FEDERATED
                                              EAFE EQUITY         U.S. GOV'T      HIGH INCOME
                                                 INDEX          SECURITIES II     BOND FUND II
                                              SUBACCOUNT(3)     SUBACCOUNT(4)     SUBACCOUNT(5)
FROM OPERATIONS
        Net investment income (loss)          $        700      $        (62)     $       (384)
        Net realized gain (loss)                     1,434                (0)               (2)
        Net unrealized appreciation
          (depreciation)                             1,783               (77)            1,656
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                  3,917              (139)            1,270
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        39,200            29,600            38,184
        Participant transfers                        5,121             3,699            59,261
        Participant withdrawals                        -                (120)             (132)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                              44,321            33,179            97,313
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                                48,238            33,040            98,583
NET ASSETS
        Beginning of period                            -                 -                 -
                                              ------------      ------------      ------------
        End of period                         $     48,238      $     33,040      $     98,583
                                              ============      ============      ============


                       See Notes to Financial Statements
                                       SA-11

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)




(1)   From inception February 17, 1999 to December 31, 1999
(2)   From inception February 17, 1999 to December 31, 1999
(3)   From inception November 10, 1999 to December 31, 1999
(4)   From inception September 1, 1999 to December 31, 1999
(5)   From inception August 6, 1999 to December 31, 1999





                       See Notes to Financial Statements
                                       SA-12

       PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT NOTES TO FINANCIAL
                                   STATEMENTS

Note 1--Organization

      Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account was established June 21, 1982 and currently consists of 42 Subaccounts, that invest in a corresponding series (the "Series"), of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity(R) Variable Insurance Products (the "Funds"). As of December 31, 2000, 40 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks, debt obligations of companies & governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Securities Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalization of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalization of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalization of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index(R) Series seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                           PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                                    NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:


Subaccount                                                                Purchases             Sales
----------                                                                ---------             -----
The Phoenix Edge Series Fund:
        Phoenix-Goodwin Money Market Series                               $3,061,618         $3,049,422
        Phoeinx-Duff & Phelps Real Estate Securities Series                  210,869             10,279
        Phoenix-Aberdeen International Series                              2,510,357            147,636
        Phoenix-Aberdeen New Asia Series                                     254,474             36,250
        Phoenix-Bankers Trust Dow 30 Series                                  129,375                295
        Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                      50,900                 12
        Phoenix-Engemann Capital Growth Series                            10,361,025          1,278,060
        Phoenix-Engemann Nifty Fifty Series                                2,610,279            307,499
        Phoenix-Engemann Small & Mid-Cap Growth Series                        37,548                 22
        Phoenix-Federated U.S Government Bond Series                          66,180                483
        Phoenix-Goodwin Multi-Sector Fixed Income Series                   1,318,842            508,497
        Phoenix-Hollister Value Equity Series                                870,442             83,076
        Phoenix-J.P. Morgan Research Enhanced Index Series                 1,082,404            299,138
        Phoenix-Janus Equity Income Series                                   419,834             22,391
        Phoenix-Janus Flexible Income Series                                 199,794                667
        Phoenix-Janus Growth Series                                        2,931,129             47,529
        Phoenix-Morgan Stanley Focus Equity Series                            29,878                293
        Phoenix-Oakhurst Balanced Series                                   1,709,322            470,340
        Phoenix-Oakhurst Growth and Income Series                          2,031,378            317,086
        Phoenix-Oakhurst Strategic Allocation Series                       2,689,879            486,486
        Phoenix-Sanford Bernstein Mid-Cap Value Series                       187,163            103,072
        Phoenix-Seneca Mid-Cap Growth Series                               1,719,549             67,069
        Phoenix-Seneca Strategic Theme Series                              5,387,042            237,017

The Alger American Fund:
        Alger American Leveraged AllCap Portfolio                            158,846                259

Deutsche Asset Management VIT Funds:
        EAFE(R) Equity Index Fund                                            229,239             25,953

Federated Insurance Series:
        Federated Fund for U.S. Government Securities II                     107,241              1,039
        Federated High Income Bond Fund II                                    78,883             21,419

Fidelity(R) Variable Insurance Products:
        VIP Contrafund(R) Portfolio                                          116,331             11,824
        VIP Growth Portfolio                                                 218,337                379
        VIP Growth Opportunities Portfolio                                    26,907              1,848

Franklin Templeton Variable Insurance Products Trust:
        Mutual Shares Securities Fund -- Class 2                             205,466             94,009
        Templeton Asset Strategy Fund -- Class 2                             127,954             19,352
        Templeton Developing Markets Securities Fund -- Class 2              143,097             75,428
        Templeton Growth Securities Fund -- Class 2                          283,497            168,211
        Templeton International Securities Fund -- Class 2                   477,849             38,558

The Universal Institutional Funds, Inc.:
        Technology Portfolio                                               1,961,209             96,107

Wanger Advisors Trust:
        Wanger Foreign Forty                                                 557,598             78,372
        Wanger International Small Cap                                     2,546,364            538,535
        Wanger Twenty                                                        341,103             23,796
        Wanger U.S. Small Cap                                              3,484,490            191,560

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31, 2000 (in units)

                                                                                  Subaccount
                                       ---------------------------------------------------------------------------------------------
                                                                                             Phoenix-
                                         Phoenix-         Phoenix-      Phoenix-Goodwin      Oakhurst       Phoenix-       Phoenix-
                                         Goodwin          Engemann      Multi-Sector        Strategic       Aberdeen       Oakhurst
                                       Money Market    Capital Growth   Fixed Income        Allocation    International    Balanced
                                       ------------  ----------------  -----------------  --------------  -------------  -----------
                                                                                                                            <C
Units outstanding, beginning
  of period                              2,200,337       19,889,779       2,558,566         3,589,568       2,752,612     2,575,795
Participant deposits                     2,222,516        5,196,372         761,263         1,025,949       1,239,931       541,445
Participant transfers                   (2,191,530)       1,139,230          34,727           303,171         487,799       296,978
Participant withdrawals                   (116,074)        (647,915)       (171,989)          (91,171)        (73,506)     (204,420)
                                       --------------------------------------------------------------------------------------------
Units outstanding, end of period         2,115,249       25,577,466       3,182,567         4,827,517       4,406,836     3,209,798
                                       ============================================================================================

                                                                                            Phoenix-
                                       Phoenix-Duff                                        J.P. Morgan                     Phoenix-
                                       & Phelps Real                                         Research      Phoenix-        Seneca
                                          Estate     Phoenix-Seneca   Phoenix-Aberdeen      Enhanced       Engemann        Mid-Cap
                                        Securities   Strategic Theme      New Asia            Index       Nifty Fifty      Growth
                                       ------------  ---------------  -----------------  --------------  -------------  ------------
Units outstanding, beginning
  of period                                117,474       2,047,246         140,082         2,054,972       1,760,041       483,084
Participant deposits                       142,154       1,082,663          72,136           366,057         991,726       460,422
Participant transfers                       56,392         855,796          74,054           265,231         642,139       313,284
Participant withdrawals                     (3,674)        (66,415)        (12,063)          (77,342)       (120,203)      (11,637)
                                       -------------------------------------------------------------------------------------------
Units outstanding, end of period           312,346       3,919,290         274,209         2,608,919       3,273,704     1,245,152
                                       ============================================================================================

                                        Phoenix-
                                         Oakhurst        Phoenix-      Phoenix-Sanford                      Wanger        Templeton
                                        Growth and      Hollister         Bernstein        Wanger U.S.   International      Asset
                                          Income       Value Equity     Mid-Cap Value       Small Cap      Small Cap      Strategy
                                       ------------  ---------------  -----------------  --------------  -------------  ------------
Units outstanding, beginning
  of period                              3,530,977         292,247         278,569         4,017,389       1,214,475       103,274
Participant deposits                     1,105,075         353,665         133,307         1,969,030         635,800        23,451
Participant transfers                      361,293         123,751         (26,659)          766,054         189,116        59,220
Participant withdrawals                   (107,451)        (22,699)         (2,823)         (108,836)       (129,447)      (11,318)
                                       -------------------------------------------------------------------------------------------
Units outstanding, end of period         4,889,895         746,964         382,394         6,643,637       1,909,944       174,628
                                       ===========================================================================================

                                                                          Templeton                                        Wanger
                                         Templeton      Templeton         Developing      Mutual Shares      Wanger        Foreign
                                          Growth      International        Markets         Investments       Twenty         Forty
                                       ------------  ---------------  -----------------  --------------  -------------  ------------
Units outstanding, beginning
  of period                                125,117         320,749         134,309             9,084         243,304       210,248
Participant deposits                        17,017         297,968          68,491            10,056          60,671       129,158
Participant transfers                       64,662          46,125         (16,192)          102,278         171,635       106,854
Participant withdrawals                     (9,365)         (6,321)         (1,681)           (9,251)         (9,295)       (1,615)
                                       -------------------------------------------------------------------------------------------
Units outstanding, end of period           197,431         658,521         184,927           112,167         466,315       444,645
                                       ===========================================================================================

                                                                       Federated U.S.    Federated High     Phoenix-      Phoenix-
                                        EAFE Equity  Phoenix-Bankers        Gov't          Income Bond   Federated U.S. Janus Equity
                                            Index     Trust Dow 30      Securities II       Fund II        Gov't Bond      Income
                                       ------------  ---------------  -----------------  --------------  -------------  ------------
Units outstanding, beginning
  of period                                 43,532               0          32,780            97,952              0               0
Participant deposits                        98,787          16,759          34,398            58,914         27,518        241,198
Participant transfers                       95,107         104,280          67,087            (7,264)        33,789        169,464
Participant withdrawals                       (136)              0          (1,143)           (1,230)          (212)        (6,787)
                                       -------------------------------------------------------------------------------------------
Units outstanding, end of period           237,290         121,039         133,122           148,372         61,095        403,875
                                       ===========================================================================================

                                                                       Phoenix-Morgan
                                      Phoenix-Janus   Phoenix-Janus     Stanley Focus    Morgan Stanley  Fidelity VIP   Fidelity VIP
                                          Growth     Flexible Income        Equity        Technology      Contrafund       Growth
                                       ------------  ---------------  -----------------  --------------  -------------  ------------
Units outstanding, beginning
  of period                                     --              --              --              --              --              --
Participant deposits                     1,256,528         130,967          15,292         729,769          59,391         122,631
Participant transfers                    1,455,354          61,271          13,564         954,493          48,332         104,793
Participant withdrawals                     (9,972)         (1,024)            (22)        (10,489)              0               0
                                       -------------------------------------------------------------------------------------------
Units outstanding, end of period         2,701,910         191,214          28,834       1,673,773         107,723         227,423
                                       ===========================================================================================

                                                                         Phoenix-
                                       Fidelity VIP   Alger American      Engemann        Phoenix-Bankers
                                          Growth        Leveraged     Small & Mid-Cap     Trust NASDAQ
                                      Opportunities       All Cap          Growth         100 Index(R)
                                      -------------  ---------------  -----------------  --------------
Units outstanding, beginning
  of period                                    --               --              --               --
Participant deposits                       19,134          124,487          14,519           43,274
Participant transfers                       6,940           42,978          28,699           28,461
Participant withdrawals                         0                0               0                0
                                        ---------------------------------------------------------------
Units outstanding, end of period           26,074          167,465          43,218           71,735
                                        ===============================================================

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      Phoenix and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $21,487 during the period ended December 31, 2000.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

      On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $37,548 for the period ended December 31, 2000.

      Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each Subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO] PRICEWATERHOUSECOOPERS

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, J.P. Morgan Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Sanford Bernstein Mid-Cap Value, Wanger U.S. Small-Cap, Wanger International Small-Cap, Templeton Asset Strategy, Templeton Growth, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Fidelity VIP Contrafund,(R) Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Alger American Leveraged All-Cap, Engemann Small & Mid-Cap Growth and Bankers Trust Nasdaq 100 Index(R) (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

       PHOENIX HOME LIFE MUTUAL
       INSURANCE COMPANY
       CONSOLIDATED FINANCIAL STATEMENTS
       DECEMBER 31, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ..................................................................    F-3

Consolidated Balance Sheet as of December 31, 1999 and 2000.........................................    F-4

Consolidated Statement of Income, Comprehensive Income and Equity for the years
   ended December 31, 1998, 1999 and 2000...........................................................    F-5

Consolidated Statement of Cash Flows for the years ended December 31, 1998, 1999 and 2000...........    F-6

Notes to Consolidated Financial Statements.......................................................F-8 - F-56

[LOGO OMITTED] PRICEWATERHOUSECOOOPERS PWC

--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/PricewaterhouseCoopers LLP


February 15, 2001

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

CAPTION>
                                                                                         AS OF DECEMBER 31,
                                                                                 ----------------------------------
                                                                                        1999              2000
                                                                                 --------------      --------------
                                                                                             (IN MILLIONS)
Assets:
Investments
    Held-to-maturity debt securities, at amortized cost                          $      1,958.2      $      2,109.6
    Available-for-sale debt securities, at fair value                                   5,506.8             5,949.0
    Equity securities, at fair value                                                      437.2               335.5
    Mortgage loans                                                                        716.8               593.4
    Real estate                                                                            92.0                77.9
    Policy loans                                                                        2,042.6             2,105.2
    Venture capital partnerships                                                          338.1               467.3
    Other invested assets                                                                 188.0               235.7
    Short-term investments                                                                133.4               547.2
                                                                                 --------------      --------------
       Total investments                                                               11,413.1            12,420.8

Cash and cash equivalents                                                                 187.6               176.6
Accrued investment income                                                                 174.9               194.5
Deferred policy acquisition costs                                                       1,318.8             1,019.0
Premiums, accounts and notes receivable                                                   119.2               155.8
Reinsurance recoverables                                                                   18.8                16.6
Property and equipment, net                                                               137.7               122.2
Goodwill and other intangible assets, net                                                 593.3               595.9
Investments in unconsolidated subsidiaries                                                160.7               159.9
Net assets of discontinued operations (Note 13)                                           187.6                25.5
Other assets                                                                               51.4                49.8
Separate account assets                                                                 5,923.9             5,376.6
                                                                                 --------------      --------------
    Total assets                                                                 $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



Liabilities:
    Policy liabilities and accruals                                              $     10,899.8      $     11,372.6
    Policyholder deposit funds                                                            538.2               678.4
    Notes payable                                                                         499.4               425.4
    Deferred income taxes                                                                  83.3                 9.4
    Other liabilities                                                                     486.3               473.0
    Separate account liabilities                                                        5,923.9             5,376.6
                                                                                 --------------      --------------
       Total liabilities                                                               18,430.9            18,335.4
                                                                                 --------------      --------------

Contingent liabilities (Note 21)

Minority interest in net assets of consolidated subsidiaries                              100.1               136.9
                                                                                 --------------      --------------
Equity:
    Retained earnings                                                                   1,731.5             1,820.7
    Accumulated other comprehensive income                                                 24.5                20.2
                                                                                 --------------      --------------
       Total equity                                                                     1,756.0             1,840.9

       Total liabilities and equity                                              $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                  1998               1999                  2000
                                                             ----------------   ----------------     --------------
                                                                                 (IN MILLIONS)
Revenues
  Premiums                                                   $       1,175.8    $       1,175.7      $      1,147.4
  Insurance and investment product fees                                537.5              574.6               631.0
  Net investment income                                                859.6              953.1             1,127.4
  Net realized investment gains                                         58.2               75.8                89.2
                                                             ---------------    ---------------      --------------
    Total revenues                                                   2,631.1            2,779.2             2,995.0
                                                             ---------------    ---------------      --------------

Benefits and expenses
  Policy benefits and increase in policy liabilities                 1,409.8            1,373.1             1,409.8
  Policyholder dividends                                               351.6              360.5               378.0
  Amortization of deferred policy acquisition costs                    138.0              147.9               356.0
  Amortization of goodwill and other intangible assets                  28.8               40.1                36.9
  Interest expense                                                      29.8               34.0                32.7
  Other operating expenses                                             516.3              557.9               626.3
                                                             ---------------    ---------------      --------------
    Total benefits and expenses                                      2,474.3            2,513.5             2,839.7
                                                             ---------------    ---------------      --------------
Income from continuing operations before income taxes,                 156.8              265.7               155.3
  minority interest and equity in earnings of and
  interest earned from investments in unconsolidated
  subsidiaries

Income taxes                                                            56.0               99.0                55.4
                                                             ---------------    ---------------      --------------
Income from continuing operations before minority                      100.8              166.7                99.9
  interest and equity in earnings of and interest earned
  from investments in unconsolidated subsidiaries

Minority interest in net income of consolidated
subsidiaries                                                            10.5               10.1                14.1
Equity in earnings of and interest earned from
  investments in unconsolidated subsidiaries                             1.6                5.5                 9.0
                                                             ---------------    ---------------      --------------

Income from continuing operations                                       91.9              162.1                94.8

Discontinued operations (Note 13)
  Income from discontinued operations, net of income taxes              45.2               36.1                 9.4
  Loss on disposal, net of income taxes                                                  (109.0)              (20.9)
                                                             ---------------    ---------------      --------------

Net income                                                             137.1               89.2                83.3
                                                             ---------------    ---------------      --------------

Other comprehensive loss, net of income taxes
  Unrealized (losses) gains on securities                              (46.9)             (66.8)               53.0
  Reclassification adjustment for net realized gains
  included in net income                                               (13.0)              (1.5)              (58.9)
  Minimum pension liability adjustment                                  (1.5)              (1.5)                1.6
                                                             ---------------    ---------------      --------------
    Total other comprehensive loss                                     (61.4)             (69.8)               (4.3)
                                                             ---------------     ---------------     --------------

Comprehensive income                                                    75.7               19.4                79.0
Majority interest in stock issuance transactions                                                                5.9
                                                             ---------------    ---------------      --------------

Equity, beginning of year                                            1,660.9            1,736.6             1,756.0
                                                             ---------------    ---------------      --------------

Equity, end of year                                          $       1,736.6    $       1,756.0      $      1,840.9
                                                             ===============    ===============      ==============


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                    1998              1999                2000
                                                             ---------------    ---------------      --------------
                                                                                   (IN MILLIONS)
Cash flows from operating activities:
  Net income                                                 $         137.1    $          89.2      $         83.3

Adjustments to reconcile net income to net cash provided
    by operating activities:
  Net (gain) loss from discontinued operations                         (45.2)              72.9                11.5
  Net realized investment gains                                        (58.2)             (75.8)              (89.2)
  Amortization and depreciation                                         58.5               72.0                56.8
  Equity in undistributed earnings of affiliates and
    partnerships                                                       (44.1)            (138.2)             (297.7)
  Deferred income taxes (benefit)                                        2.8              (13.9)              (37.0)
  Increase in receivables                                              (26.7)             (62.9)              (54.0)
  (Increase) decrease in deferred policy acquisition costs             (29.6)              (0.3)              183.2
  Increase in policy liabilities and accruals                          386.0              321.2               472.8
  Change in other assets/other liabilities, net                         65.7               51.3                45.4
  Other operating activities, net                                        1.8                2.5
                                                             ---------------    ---------------      --------------
  Net cash provided by continuing operations                           448.1              318.0               375.1
  Net cash provided by (used for) discontinued operations               97.6              (76.7)             (264.6)
                                                             ---------------    ---------------      --------------

  Net cash provided by operating activities                            545.7              241.3               110.5
                                                             ---------------    ---------------      --------------

Cash flows from investing activities:
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                               1,322.4            1,702.9             1,236.9
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                   267.7              186.7               209.5
  Proceeds from disposals of equity securities                          45.2              163.5               515.4
  Proceeds from mortgage loan maturities or repayments                 200.4              124.9               127.6
  Proceeds from sale of real estate and other invested assets          439.9               38.0                26.6
  Proceeds from distributions of venture capital  partnerships          18.6               26.7                37.9
  Proceeds from sale of subsidiaries and affiliates                     16.3               46.4                14.1
  Proceeds from sale of property and equipment                                                                 20.6
  Purchase of available-for-sale debt securities                    (2,404.3)          (1,672.6)           (1,418.4)
  Purchase of held-to-maturity debt securities                        (585.4)            (395.5)             (356.0)
  Purchase of equity securities                                        (85.0)            (162.4)             (130.5)
  Purchase of subsidiaries                                             (11.2)            (187.6)              (59.3)
  Purchase of mortgage loans                                           (76.0)             (25.3)               (1.0)
  Purchase of investments in unconsolidated subsidiaries and
    other invested assets                                             (134.2)            (103.4)              (46.5)
  Purchase of venture capital partnerships                             (67.2)            (108.5)              (95.1)
  Change in short-term investments, net                                855.1               52.6              (413.8)
  Increase in policy loans                                             (21.5)             (34.3)              (62.7)
  Capital expenditures                                                 (27.2)             (20.5)              (21.5)
  Other investing activities, net                                       (6.5)               1.7
                                                             ---------------    ---------------      --------------
Net cash used for continuing operations                               (252.9)            (366.7)             (416.2)
Net cash (used for) provided by discontinued operations                (78.2)             105.6               259.5
                                                             ---------------    ---------------      --------------

Net cash used for investing activities                       $        (331.1)   $        (261.1)     $       (156.7)
                                                             ---------------    ---------------      --------------


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                   1998              1999                 2000
                                                             ---------------    ---------------      --------------
                                                                                (IN MILLIONS)
Cash flows from financing activities:
Net (withdrawals) deposits of policyholder deposit funds,
  net of interest credited                                   $         (28.7)   $           6.5      $        140.2
(Repayments) proceeds from securities sold subject to
  repurchase agreements                                               (137.5)              28.4               (28.4)
Proceeds from borrowings                                                  .1              175.1                50.0
Repayment of borrowings                                                (63.3)            (125.0)             (124.0)
Dividends paid to minority shareholders in consolidated
  subsidiaries                                                          (4.9)              (4.2)               (5.8)
Other financing activities, net                                         (5.7)               (.4)                3.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by continuing operations                 (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by financing activities                  (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net change in cash and cash equivalents                                (25.4)              60.6               (11.0)

Cash and cash equivalents, beginning of year                           152.4              127.0               187.6
                                                             ---------------    ---------------      --------------
Cash and cash equivalents, end of year                       $         127.0    $         187.6      $        176.6
                                                             ===============    ===============      ==============

Supplemental cash flow information:
Income taxes paid, net                                       $          44.5    $         106.4      $        135.8
Interest paid on indebtedness                                $          32.8    $          34.8      $         34.1


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

         Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) provide wealth management products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory services. These products and services are managed within four reportable segments: Life and Annuity, Investment Management, Venture Capital and Corporate and Other. See Note 12 - "Segment Information."

         Additionally, in 1999, Phoenix discontinued the operations of three of its business units: the Reinsurance Operations, the Real Estate Management Operations and the Group Life and Health Operations. See
         Note 13 - "Discontinued Operations."

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

         The consolidated financial statements include the accounts of Phoenix and its subsidiaries. Less than majority-owned entities, in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity method of accounting.

         These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

         VALUATION OF INVESTMENTS

         Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

         For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

         Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

         Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

         Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

         Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

         Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in net investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. These valuations subject the earnings to volatility. Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Phoenix's investment in these venture capital partnerships is as a limited partner.

         Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

         Short-term investments are carried at amortized cost, which approximates fair value.

         Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

         FINANCIAL INSTRUMENTS

         In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

         Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

         Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

         Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

         In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include cash on hand and money market instruments.

         DEFERRED POLICY ACQUISITION COSTS

         In conjunction with the 1997 acquisition of Confederation Life business, Phoenix recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

         The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

         For individual participating life insurance policies, DAC and PVFP are amortized in proportion to historical and estimates of expected future gross margins. These estimates of expected gross margins are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross margins to support the recoverability of the remaining DAC balances.

         For universal life insurance policies and investment type contracts, DAC and PVFP are amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

         Internal replacements are defined as an exchange of an existing Phoenix life insurance or annuity policy for a different Phoenix life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

         GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over periods ranging from 10 to 40 years, corresponding with the benefits expected to be derived from the acquisitions. The weighted-average life of goodwill is approximately 38 years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from 5 to 16 years for investment management contracts and 3 to 7 years for employee contracts. The weighted-average life of other intangible assets approximates 13 years. The propriety of the carrying value of goodwill and other intangible assets is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix's business.

         INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries represents investments in operating entities in which Phoenix owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix owns less than 20% if Phoenix exercises significant influence over the operating and financial policies of the company. Phoenix utilizes the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated subsidiaries also includes, where applicable, Phoenix's investments in senior securities of these entities.

         SEPARATE ACCOUNTS

         Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

         POLICY LIABILITIES AND ACCRUALS

         Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00%. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15%, less administrative and mortality charges.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

         PREMIUM AND FEE REVENUE AND RELATED EXPENSES

         Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

         INVESTMENT MANAGEMENT FEES

         Investment management fees and mutual fund ancillary fees included in insurance and investment product fees in the accompanying Consolidated Statement of Income, Comprehensive Income and Equity, are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment. Mutual fund ancillary fees consist of dealer concessions, distribution fees, administrative fees, shareholder services agent fees, and accounting fees. Dealer concessions and underwriting fees earned (net of related expenses) from the distribution and sale of affiliated mutual fund shares and other securities are recorded on a trade date basis.

         REINSURANCE

         Phoenix utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

         Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         POLICYHOLDER DIVIDENDS

         Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholder dividends to be paid is determined annually by Phoenix's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

         INCOME TAXES

         Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2000 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

         As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholder surplus. Phoenix estimates the differential earnings rate
         (DER) each year using available information including industry surveys. The IRS subsequently determines the DER applicable to the mutual companies and Phoenix adjusts its estimates accordingly. The impact of the difference between estimated and actual DER is reflected in the income tax provision in the year the IRS determination is made.

         STOCK-BASED COMPENSATION

         SFAS No. 123, "Accounting for Stock-Based Compensation," encourages, but does not require, companies to record compensation cost for stock-based employee compensation plans at fair value. Phoenix's majority owned, consolidated subsidiary, Phoenix Investment Partners
         (PXP), a publicly held investment management company, has chosen to continue to account for stock-based compensation using the intrinsic method prescribed in Accounting Principles Board (APB) Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Accordingly, compensation cost for stock options and restricted stock under existing plans is measured as the excess, if any, of the quoted market price of PXP's stock at the date of the grant over the amount an employee must pay to acquire the stock. (See Note 19
         - "Stock Purchase and Award Plans.")

         RECENT ACCOUNTING PRONOUNCEMENTS

         In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. SFAS 133." This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings. If the derivative is a hedge, depending on the nature of the hedge, changes in fair value of the derivatives will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings.

         Phoenix adopted SFAS No. 133 and SFAS No. 138 effective January 1, 2001. Phoenix reviewed its inventory of financial instruments, including insurance and annuity contracts and "hybrid" investments, for potential embedded derivatives. Phoenix also reviewed its portfolio of free-standing derivatives, which includes interest rate swap, cap and floor contracts, and foreign currency swap agreements. The effect of adoption of SFAS No. 133 did not have a material impact on its Consolidated Balance Sheet and Consolidated Statement of Income, Comprehensive Income and Equity.

         On January 1, 2001, in accordance with the transition provisions of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix also recorded an offsetting net-of-tax cumulative-effect-type of adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix also recorded a net-of-tax cumulative-effect-type of adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

         For derivative instruments, which were not designated as hedges upon implementation of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         as adjustments to the carrying amount of hedged items were not adjusted. There were no gains or losses on derivatives that had been previously deferred that required de-recognition from the balance sheet.

         On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material effect on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expensed as incurred. The adoption of SOP 98-5 did not have a material effect on Phoenix's results from operations or financial position.

3.       SIGNIFICANT TRANSACTIONS

         REORGANIZATION

         On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department (the Insurance Department) a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's Board of Directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the Insurance Department.

         PHOENIX INVESTMENT PARTNERS, LTD.

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. See Note 23 - "Subsequent Events."

         In September 2000, PXP, in accordance with the original terms of Roger Engemann & Associates, Inc.'s (REA) Purchase and Sale Agreement, paid REA an additional purchase price of $50.0 million, based upon growth in REA's management fee revenues. This additional purchase price was financed through borrowings from an existing credit facility and is included as a component of goodwill and other intangible assets in the Consolidated Balance Sheet.

         On March 1, 1999, PXP acquired the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, PXP paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The excess of purchase price over the fair value of acquired net tangible assets of Zweig totaled $136.1 million. Of this excess purchase price, $77.2 million has been allocated to intangible assets, primarily associated with investment management contracts, which are being amortized using a straight-line basis over an average estimated useful life of approximately 12 years. The remaining excess purchase price of $58.9 million has been classified as goodwill and is being amortized over 40 years using a straight-line basis. The Zweig Group managed approximately $2.6 billion of assets as of December 31, 2000.

         On December 3, 1998, PXP completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. PXP received $37.0 million in cash and a $10.0 million three-year interest-bearing note. The transaction resulted in a pre-tax gain of approximately $17.5 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments: the Reinsurance Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial effect of these transactions are contained in
         Note 13 - "Discontinued Operations."

         PROPERTY AND CASUALTY DISTRIBUTION OPERATIONS

         On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also acquired two seats on HRH's board of directors. The pre-tax gain realized on the sale was $40.1 million.

         The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

         The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

         The market value of Phoenix's investments in HRH, based on the closing market price, was $64.2 million and $90.6 million as of December 31, 1999 and 2000, respectively.

         PFG HOLDINGS, INC.

         On October 29, 1999, PM Holdings, a wholly owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value to 80% of the appraised value of the common stock at that time. As of December 31, 2000, this option had not been executed. Since Phoenix officers hold board voting control, the entity has been consolidated and a minority interest has been established for outside shareholders' interests. The transaction resulted in goodwill of $3.8 million to be amortized over ten years.

         PFG Holdings has three operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

         AGL Life Assurance Company must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

         EMPRENDIMIENTO COMPARTIDO, S.A. (EMCO)

         At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete. Payment for the stock will be made in three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to annual interest of 7.06%. The covenant was paid at the time of closing.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

         On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

         After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

         PHOENIX NEW ENGLAND TRUST HOLDING COMPANY

         On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust Company, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank, fsb, and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

         On September 29, 2000, Phoenix New England Trust Holding Company sold its New Hampshire trust and agency operations, consisting of Charter Holding Corp. (Charter Holding) and Phoenix New England Trust Company for $9.1 million in cash to a partnership consisting of Lake Sunapee Bank, Meredith Village Savings Bank and Savings Bank of Walpole (Partner Banks). Each of the Partner Banks was a minority shareholder in Charter Holding prior to the sale. The pre-tax gain realized on this sale was $0.1 million.

         LOMBARD INTERNATIONAL ASSURANCE, S.A.

         On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A. (Lombard), a pan-European life insurer based in Luxembourg, for $29.1 million in cash. Lombard provides unit-linked life assurance products designed exclusively for high net worth investors in ten European countries. This investment is carried at fair value, for which cost is a reasonable estimate, and is classified as equity securities in the Consolidated Balance Sheet.

         ABERDEEN ASSET MANAGEMENT PLC

         On February 18, 1999, PM Holdings purchased an additional 15,050,000 shares of the common stock of Aberdeen Asset Management PLC (Aberdeen), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares as of December 31, 1999 and 2000, respectively.

         On April 15, 1996, Phoenix purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

         The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 20% of the outstanding Aberdeen common stock, 26% on a diluted basis.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The market value of Phoenix's investments in Aberdeen, based on the closing market price, was $209.5 million and $455.8 million as of December 31, 1999 and 2000, respectively.

         DIVIDEND SCALE REDUCTION

         In November 2000, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000. In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

         REAL ESTATE SALES

         On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309.0 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 2000, Phoenix had two commercial real estate properties remaining with a carrying value of $23.0 million and five joint venture real estate partnerships with a carrying value of $54.9 million, and these investments are reported as real estate on the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.       INVESTMENTS

         Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:


         DEBT AND EQUITY SECURITIES

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        30.6  $          .3  $         (.9) $        30.0
         Foreign government bonds                                   2.4                           (.7)           1.7
         Corporate securities                                   1,781.2           48.0          (39.0)       1,790.2
         Mortgage-backed and asset-backed securities              295.4           15.3           (3.8)         307.0
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,109.6           63.6          (44.4)       2,128.9
                                                          -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         262.5           13.8            (.3)         276.0
         State and political subdivision bonds                    459.9           16.9           (1.9)         474.9
         Foreign government bonds                                 246.0           26.7           (5.8)         266.9
         Corporate securities                                   2,222.1           37.7          (83.1)       2,176.7
         Mortgage-backed and asset-backed securities            2,830.5           63.5          (25.2)       2,868.8
                                                          -------------  -------------  -------------  -------------

            Total available-for-sale securities                 6,021.0          158.6         (116.3)       6,063.3
            Less: available-for-sale securities of
            discontinued operations                               114.3                                        114.3
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities of
           continuing operations                                5,906.7          158.6         (116.3)       5,949.0
                                                          -------------  -------------  -------------  -------------

           Total debt securities of continuing
           operations                                     $     8,016.3  $       222.2  $      (160.7) $     8,077.9
                                                          =============  =============  =============  =============

         Equity securities                                $       297.3  $        77.9  $       (39.7) $       335.5
                                                          =============  =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        27.6  $          .4  $        (1.0) $        27.0
         Foreign government bonds                                   3.0                           (.8)           2.2
         Corporate securities                                   1,744.2           12.9          (92.9)       1,664.2
         Mortgage-backed and asset-backed securities              285.4            1.4          (19.2)         267.6
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,060.2           14.7         (113.9)       1,961.0
           Less: held-to-maturity securities of
             discontinued operations                              102.0             .7           (5.8)          96.9
                                                          -------------  -------------  -------------  -------------
           Total held-to-maturity securities of                 1,958.2           14.0         (108.1)       1,864.1
             continuing operations                        -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         283.7            1.9           (6.5)         279.1
         State and political subdivision bonds                    495.9            4.8          (21.8)         478.9
         Foreign government bonds                                 273.9           23.7           (4.0)         293.6
         Corporate securities                                   2,353.2           18.6         (102.8)       2,269.0
         Mortgage-backed and asset-backed securities            2,977.1           17.9         (103.2)       2,891.8
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities                  6,383.8           66.9         (238.3)       6,212.4
           Less: available-for-sale securities of
             discontinued operations                              725.1            7.6          (27.1)         705.6
                                                          -------------  -------------  -------------  -------------
           Total available-for-sale securities of
             continuing operations                              5,658.7           59.3         (211.2)       5,506.8
                                                          -------------  -------------  -------------  -------------
           Total debt securities of continuing operations $     7,616.9  $        73.3  $      (319.3) $     7,370.9
                                                          =============  =============  =============  =============

         Equity securities                                $       295.2  $       168.1  $       (24.2) $       439.1
           Less: equity securities of discontinued
             operations                                             1.9                                          1.9
                                                          -------------  -------------  -------------  -------------

           Total equity securities of continuing          $       293.3  $       168.1  $       (24.2) $       437.2
             operations                                   =============  =============  =============  =============

         The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $19.6 million, $3.9 million and $3.9 million, for the years ended December 31, 1998, 1999 and 2000, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized losses were $0.8 million, $0.2 million and $3.9 million in 1998, 1999 and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                                HELD-TO-MATURITY             AVAILABLE-FOR-SALE
                                                          ----------------------------  ----------------------------
                                                            AMORITIZED       FAIR        AMORITIZED        FAIR
                                                               COST          VALUE          COST           VALUE
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         Due in one year or less                          $       118.1  $       118.3  $       118.3  $       118.6
         Due after one year through five years                    517.2          519.8          514.7          516.9
         Due after five years through ten years                   649.7          658.1          993.5          982.0
         Due after ten years                                      529.2          525.7        1,564.0        1,577.0
         Mortgage-backed and asset-backed securities              295.4          307.0        2,830.5        2,868.8
                                                          -------------  -------------  -------------  -------------

         Total                                            $     2,109.6  $     2,128.9  $     6,021.0  $     6,063.3
         Less: securities of discontinued operations                                            114.3          114.3
                                                          -------------  -------------  -------------  -------------
         Total securities of continuing operations        $     2,109.6  $     2,128.9  $     5,906.7  $     5,949.0
                                                          =============  =============  =============  =============

         Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                 DECEMBER 31,
                                                                         ----------------------------
                                                                              1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)

         Planned amortization class                                      $       168.0  $       117.4
         Asset-backed                                                            956.9          917.0
         Mezzanine                                                               194.9          166.5
         Commercial                                                              735.2          846.6
         Sequential pay                                                        1,039.0        1,051.4
         Pass through                                                             77.2           60.8
         Other                                                                     6.0            4.5
                                                                         -------------  -------------
         Total mortgage-backed and asset-backed securities               $     3,177.2  $     3,164.2
                                                                         =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORTGAGE LOANS AND REAL ESTATE

         Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

         Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS                REAL ESTATE
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                          ----------------------------  ----------------------------
                                                              1999            2000           1999           2000
                                                          -------------  -------------  -------------  -------------
                                                                              (IN MILLIONS)
         Property type:
         Office buildings                                 $       183.9  $       171.3  $        30.5  $        34.4
         Retail                                                   208.6          183.5           14.1            6.9
         Apartment buildings                                      252.9          180.7           41.7           45.9
         Industrial buildings                                      82.7           64.8
         Other                                                      3.0            2.2            8.9
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============
         Geographic region:
         Northeast                                        $       149.3  $       124.5  $        59.6  $        49.8
         Southeast                                                198.6          147.6
         North central                                            164.1          147.4             .7             .5
         South central                                            105.1          103.7           21.2           22.3
         West                                                     114.0           79.3           13.7           14.6
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============

         At December 31, 2000, scheduled mortgage loan maturities were as follows: 2001 - $69.8 million; 2002 - $31.2 million; 2003 - $87.1 million; 2004 - $37.1 million; 2005 - $32.9 million; 2006 - $96.6 million, and $248.0 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $0.0 million of its mortgage loans during 1999 and 2000, respectively, based on terms which differed from those granted to new borrowers.

         The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 2000 is $6.0 million and $11.4 million, respectively. There are valuation allowances of $5.4 million and $9.0 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENT VALUATION ALLOWANCES

         Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                                           BALANCE AT                                   BALANCE AT
                                                           JANUARY 1,      ADDITIONS     DEDUCTIONS     DECEMBER 31,
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         2000
         Mortgage loans                                   $        14.3  $         1.8  $        (7.0) $         9.1
         Real estate                                                3.2            6.1                           9.3
                                                          -------------  -------------  -------------  -------------

         Total                                            $        17.5  $         7.9  $        (7.0) $        18.4
                                                          =============  =============  =============  =============


         1999
         Mortgage loans                                   $        30.6  $         9.7  $       (26.0) $        14.3
         Real estate                                                6.4             .2           (3.4)           3.2
                                                          -------------  -------------  -------------  -------------

         Total                                            $        37.0  $         9.9  $       (29.4) $        17.5
                                                          =============  =============  =============  =============


         1998
         Mortgage loans                                   $        35.8  $        50.6  $       (55.8) $        30.6
         Real estate                                               28.5            5.1          (27.2)           6.4
                                                          -------------  -------------  -------------  -------------

         Total                                            $        64.3  $        55.7  $       (83.0) $        37.0
                                                          =============  =============  =============  =============

         NON-INCOME PRODUCING MORTGAGE LOANS AND DEBT SECURITIES

         The net carrying values of non-income producing mortgage loans were $0.0 million and $6.0 million at December 31, 1999 and 2000, respectively. There were no non-income producing debt securities at December 31, 1999 and 2000.


         VENTURE CAPITAL PARTNERSHIPS

         Phoenix invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

         Phoenix records its equity in the earnings of these partnerships in net investment income.

         The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                             1998           1999           2000
                                                                         ------------   -------------  -------------
                                                                                        (IN MILLIONS)
         Operating losses                                                $        (2.7) $        (8.9) $        (7.7)
         Realized gains on cash and stock distributions                           23.3           84.7          223.3
         Net unrealized gains on investments held in the
           partnerships                                                           19.0           64.1           61.7
                                                                         -------------  -------------  -------------

         Total venture capital partnership net investment                $        39.6  $       139.9  $       277.3
           income                                                        =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         OTHER INVESTED ASSETS

         Other invested assets were as follows:

                                                                                  DECEMBER 31,
                                                                         ----------------------------
                                                                               1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)
         Transportation and equipment leases                             $        82.1  $        83.2
         Affordable housing partnerships                                          22.2           29.1
         Investment in other affiliates                                           12.4            7.5
         Seed money in separate accounts                                          33.3           41.2
         Mezzanine partnerships                                                   17.5           30.4
         Other partnership interests                                              24.5           44.3
                                                                         -------------  -------------

         Total other invested assets                                             192.0          235.7
         Less: other invested assets of discontinued operations                    4.0
                                                                         -------------  -------------
         Total other invested assets of continuing operations            $       188.0  $       235.7
                                                                         =============  =============


         NET INVESTMENT INCOME

         The components of net investment income for the year ended December 31, were as follows:


                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
         Debt securities                                        $       596.3      $       637.4       $      622.2
         Equity securities                                                6.5                7.9               13.3
         Mortgage loans                                                  83.1               66.3               54.6
         Policy loans                                                   146.5              149.0              157.4
         Real estate                                                     38.3                9.7                9.2
         Venture capital partnerships                                    39.6              139.9              277.3
         Other invested assets                                            4.8                 .7                1.2
         Short-term investments                                          23.8               22.6               27.5
                                                                -------------      -------------       -------------

         Sub-total                                                      938.9            1,033.5            1,162.7
         Less: investment expenses                                       14.0               13.0               14.3
                                                                -------------      -------------       -------------

         Net investment income                                          924.9            1,020.5            1,148.4
         Less: net investment income of discontinued
           operations                                                    65.3               67.4               21.0
                                                                -------------      -------------       -------------
         Total net investment income of continuing              $       859.6      $       953.1       $    1,127.4
           operations                                           =============      =============       =============

         Investment income of $4.5 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2000. Phoenix does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See Note 2 - "Summary of Significant Accounting Policies - Valuation of Investments" for further information on mortgage loan and debt security impairment.

         The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $34.9 million at December 31, 1999 and 2000, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         $4.9 million, $4.1 million and $3.9 million in 1998, 1999 and 2000, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.5 million and $3.1 million in 1998, 1999 and 2000, respectively.

         INVESTMENT GAINS AND LOSSES

         Net unrealized investment gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
          Debt securities                                       $        (7.0)     $      (428.5)      $       213.8

          Equity securities                                             (91.9)              63.2              (105.7)
          DAC                                                             6.7              260.3              (117.2)
          Deferred income tax benefits                                  (32.3)             (36.7)               (3.2)
                                                                -------------      -------------       -------------

          Net unrealized investment losses
            on securities available-for-sale                    $       (59.9)     $       (68.3)      $        (5.9)
                                                                =============      =============       =============

         Net realized investment gains and losses for the year ended December 31, were as follows:

                                                                            1998           1999            2000
                                                                        -------------  -------------   -------------
                                                                                       (IN MILLIONS)
          Debt securities                                              $        (4.3) $       (20.4)   $       (54.2)
          Equity securities                                                     11.9           16.6            146.8
          Mortgage loans                                                        (6.9)          18.5              3.0
          Real estate                                                           67.5            2.9             (4.3)
          Sale of property and casualty distribution subsidiary                                40.1              (.8)
          Other invested assets                                                 (4.6)          18.5             (1.1)
                                                                       -------------  -------------    -------------

          Net realized investment gains                                         63.6           76.2             89.4
          Less: net realized investment gains  from discontinued
            operations                                                           5.4             .4               .2
                                                                       -------------  -------------    -------------
          Net realized investment gains from continuing operations     $        58.2  $        75.8    $        89.2
                                                                       =============  =============    =============

         The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                                            1998            1999            2000
                                                                       -------------  -------------    -------------
                                                                                       (IN MILLIONS)

          Proceeds from disposals                                      $      912.7     $   1,106.9    $       898.5
          Gross realized gains on sales                                $       17.4     $      21.8    $         8.7
          Gross realized losses on sales                               $       33.6     $      39.1    $        53.2

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.       GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill and other intangible assets were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          PXP gross amounts:
            Goodwill                                                       $           384.6     $          425.7
            Investment management contracts                                            236.0                244.0
            Non-compete covenant                                                         5.0                  5.0
            Other                                                                       10.9                  4.5
                                                                           -----------------     ----------------
          Totals                                                                       636.5                679.2
                                                                           -----------------     ----------------

          Other gross amounts:
            Goodwill                                                                    32.6                 25.2
            Intangible asset related to pension plan benefits                           11.7                  8.3
            Other                                                                        1.2                  1.0
                                                                           -----------------     ----------------
          Totals                                                                        45.5                 34.5
                                                                           -----------------     ----------------

          Total gross goodwill and other intangible assets                             682.0                713.7

          Accumulated amortization - PXP                                               (79.9)              (112.4)
          Accumulated amortization - other                                              (8.8)                (5.4)
                                                                           -----------------     ----------------

          Total goodwill and other intangible assets, net                  $           593.3     $          595.9
                                                                           =================     ================

         In 2000, Phoenix wrote off $1.9 million of goodwill associated with its acquisition of PractiCare, Inc. in 1997. In 1999, Phoenix wrote off
         $2.6 million of goodwill associated with its acquisition of Phoenix
         National Life Insurance Company in 1998 and $2.0 million associated with an acquisition of Phoenix New England Trust in 1999.


6.       INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          EMCO common stock                                                $            13.4     $           14.8
          Aberdeen common stock                                                         61.6                 58.7
          Aberdeen 7% convertible subordinated notes                                    37.5                 37.5
          HRH common stock                                                              16.2                 16.9
          HRH 5.25% convertible subordinated notes                                      32.0                 32.0
                                                                           -----------------     ----------------
          Total investments in unconsolidated subsidiaries                 $           160.7     $          159.9
                                                                           =================     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of equity in earnings of and interest earned from investments in unconsolidated subsidiaries for the year ended December 31, were as follows:


                                                                      1998               1999              2000
                                                                ----------------   ---------------   ---------------
                                                                                    (IN MILLIONS)
         EMCO common stock                                      $           (1.4)   $          1.1   $           1.4
         Aberdeen common stock                                               1.2               2.9               7.0
         Aberdeen 7% convertible subordinated notes                          2.6               2.6               2.6
         HRH common stock                                                                       .7               1.2
         HRH 5.25% convertible subordinated notes                                              1.1               1.7
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest                            2.4               8.4              13.9
           earned from investments in unconsolidated
           subsidiaries before income taxes
         Income taxes                                                         .8               2.9               4.9
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest               $            1.6   $           5.5    $          9.0
           earned from investments in unconsolidated            ================   ===============   ===============
           subsidiaries

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       DERIVATIVE INSTRUMENTS

         Derivative instruments as of December 31, are summarized below:

                                                                        1999                         2000
                                                               --------------------     -----------------------
                                                                              (IN MILLIONS)
         ASSET HEDGES
         Foreign currency swaps:
           Notional amount                                     $              8.1     $            24.3
           Weighted average received rate                                  12.04%                12.11%
           Weighted average paid rate                                      10.00%                10.61%
           Fair value                                          $               .2     $             2.0

         Interest rate swaps:
           Notional amount                                     $             43.0     $            43.0
           Weighted average received rate                                   7.51%                 7.51%
           Weighted average paid rate                                       6.14%                 6.78%
           Fair value                                          $               .4     $             1.9

         LIABILITY HEDGES
         Swaptions:
           Notional amount                                     $          1,600.0     $
           Weighted average strike rate                                     5.02%
           Index rate (1)                                              10 Yr. CMS
           Fair value                                          $            (8.2)     $

         Interest rate floors:
           Notional amount                                     $          1,210.0     $           110.0
           Weighted average strike rate                                     4.57%                 4.79%
           Index rate (1)                                        2-10 Yr. CMT/CMS       2-5 Yr. CMT/CMS
           Fair value                                          $            (7.5)     $            (.1)

          Interest rate swaps:
            Notional amount                                     $           431.0     $           410.0
            Weighted average received rate                                  6.22%                 6.66%
            Weighted average paid rate                                      6.09%                 6.50%
            Fair value                                          $             1.1     $             6.1

          Interest rate caps:
            Notional amount                                     $            50.0     $            50.0
            Weighted average strike rate                                    7.95%                 7.95%
            Index rate (1)                                             10 Yr. CMT            10 Yr. CMT
            Fair value                                          $              .8     $

         (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

         The increase in net investment income related to interest rate swap contracts was $2.1 million, $1.0 million and $1.4 million for the years ended December 31, 1998, 1999 and 2000, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $0.2 million, $2.3 million and $2.3 million for the years ended December 31, 1998, 1999 and 2000, respectively, representing quarterly premium payments on these instruments which are

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

         Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

         Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

8.       NOTES PAYABLE

                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                        1999                          2000
                                                               -----------------------      ------------------------
                                                                                 (IN MILLIONS)
         Short-term debt                                       $                  21.6      $                    .3
         Bank borrowings, blended rate 6.9% due in varying
           amounts to 2004                                                       260.3                        230.0
         Notes payable                                                             1.1
         Subordinated debentures, 6% due 2015                                     41.4                         20.1
         Surplus notes, 6.95%, due 2006                                          175.0                        175.0
                                                               -----------------------      -----------------------

         Total notes payable                                   $                 499.4      $                 425.4
                                                               =======================      =======================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Phoenix has several lines of credits established with major commercial banks. The first facility has a $100.0 million line of credit maturing October 3, 2001. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk-based capital ratio, and that it not exceed a maximum leverage ratio. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The second facility has a $100.0 million line that matures November 1, 2001. Loans under this facility may be made available to Phoenix or PM Holdings with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Domestic dollar drawdowns may also be executed at various maturities that bear interest at the bank's certificate of deposit rate plus 0.285%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk based capital ratio and a minimum capital to asset ratio, as well as other ratios, including debt to capital, non-investment-grade assets to total assets, and real estate assets to net invested assets. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The third facility has a (pound)20.0 million line that matures on July 11, 2001. Loans under this facility bear interest at Sterling LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement, and in January 2001, terminated this agreement.

         The fourth facility is a $200.0 million syndicated line maturing in August 2002 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. PXP may select from the Certificate of Deposit (CD), Eurodollar, or the Base Lending rate, plus an applicable margin in the case of Eurodollar and CD rate loans. The credit agreement contains customary financial and operating covenants including, among other provisions, requirements that the company maintain certain financial ratios and satisfy certain financial tests, restrictions on the ability to incur indebtedness and limitations on the amount of PXP's capital expenditures. As of December 31, 2000, PXP had $190.0 million outstanding under this agreement.

         The fifth facility is a $175.0 million line maturing in March 2004 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. Domestic dollar loans bear interest at the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at rates equal to LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. As of December 31, 2000 PXP had $40.0 million outstanding under this agreement.

         In November 1996, Phoenix issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the Superintendent), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix. As of December 31, 2000, Phoenix had $175.0 million in surplus notes outstanding.

         As of December 31, 2000 Phoenix had outstanding $20.1 million principal amount of 6% convertible subordinated debentures due 2015, issued by PXP and held by outside third parties. PXP issued these debentures in April 1998 in exchange for all outstanding shares of its Series A convertible exchangeable preferred stock. Each $25.00 principal amount of these debentures is convertible into

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         3.11 shares of PXP common stock at any time upon the holder's election and the debentures may be redeemed by PXP, in whole or in part at any time upon 15 days' notice beginning November 1, 2000.

         Additionally, Phoenix has access to several other, smaller credit lines. The total unused credit was $377.5 million at December 31, 2000.

         Maturities of other indebtedness are as follows: 2001 - $0.3 million; 2002 - $190.0 million; 2003 - $0.0 million; 2004 - $40.0 million; 2005
         - $0.0 million; 2006 and thereafter - $195.1 million.

         Interest expense was $29.8 million, $34.0 million and $32.7 million for the years ended December 31, 1998, 1999 and 2000, respectively.

9.       INCOME TAXES

         A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1998                   1999                  2000
                                                 -------------------   -------------------   -------------------
                                                                          (IN MILLIONS)
         Income taxes
           Current                               $              49.6   $             114.0   $             122.4
           Deferred                                              6.4                 (15.0)                (67.0)
                                                 -------------------   -------------------   -------------------

         Total                                   $              56.0   $              99.0   $              55.4
                                                 ===================   ===================   ===================

         The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                                        1998                   1999                   2000
                                                 --------------------   --------------------   --------------------
                                                  (IN MILLIONS)    %     (IN MILLIONS)    %     (IN MILLIONS)    %
                                                 --------------  ----   --------------  ----   --------------  ----
         Income tax expense at statutory         $         54.9   35%             93.1   35%             54.4   35%
           rate

         Dividend received deduction and
           tax-exempt interest                             (3.3) (2)%             (3.0) (1)%            (6.7)  (4)%
         Other, net                                         4.4    3%             (2.7) (1)%            (2.6)  (2)%
                                                 --------------  ----   --------------  ----   --------------  ----
                                                           56.0   36%             87.4   33%             45.1   29%

         Differential earnings
           (equity tax)                                                           11.6    4%             10.3    7%
                                                 --------------  ----   --------------  ----   --------------  ----


         Income taxes                            $         56.0   36%   $         99.0   37%   $         55.4   36%
                                                 --------------  ----   --------------  ----   --------------  ----

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The net deferred income tax liability represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                        -----------------------------------------
                                                                              1999                    2000
                                                                        ------------------      -----------------
                                                                                     (IN MILLIONS)
         DAC                                                            $            287.0     $            217.9
         Unearned premium/deferred revenue                                          (139.4)                (139.0)
         Impairment reserves                                                         (15.6)                 (16.8)
         Pension and other postretirement benefits                                   (68.9)                 (65.1)
         Investments                                                                 177.2                  177.0
         Future policyholder benefits                                               (181.2)                (186.4)
         Other                                                                         3.1                    8.3
                                                                        ------------------      -----------------
                                                                                      62.2                   (4.1)
         Net unrealized investment gains                                              23.6                   11.9
         Minimum pension liability                                                    (4.1)                  (3.3)
         Equity in earnings of unconsolidated subsidiaries                             1.6                    4.9
                                                                        ------------------      -----------------

         Deferred income tax liability, net                             $             83.3      $             9.4
                                                                        ==================      =================

         Gross deferred income tax assets totaled $409.2 million and $410.6 million at December 31, 1999 and 2000, respectively. Gross deferred income tax liabilities totaled $492.5 million and $420.0 million at December 31, 1999 and 2000, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 2000 will be realized.

10.      PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

         PENSION PLANS

         Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         Components of net periodic pension cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           (income) Service cost                                 $         11.7   $        12.7   $          9.7
           Interest cost                                                   23.8            25.7             28.6
           Curtailments                                                                    21.6               .5
           Expected return on plan assets                                 (25.9)          (29.4)           (34.5)
           Amortization of net transition asset                            (2.5)           (2.5)            (2.5)
           Amortization of prior service cost                               1.8             1.8              1.3
           Amortization of net gain                                        (1.3)           (2.9)            (7.6)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost (income)                    $          7.6   $        27.0   $         (4.5)
                                                                 ==============   =============   ==============

         In 1999 and 2000, Phoenix offered special retirement programs under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 374 eligible employees, 177 accepted the special retirement programs. As a result of the special retirement programs, Phoenix recorded additional pension expense of $21.6 million and $3.3 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a pension credit (income) of $2.8 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

         The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
         Change in projected benefit obligation
           Projected benefit obligation at beginning of year            $            367.3      $           397.9
           Service cost                                                               12.7                    9.7
           Interest cost                                                              25.7                   28.6
           Plan amendments                                                            23.9                    3.5
           Curtailments                                                               (6.4)                  (8.1)
           Actuarial loss                                                             (5.3)                    .4
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Projected benefit obligation at end of year                  $            397.9      $           407.9
                                                                        ==================      =================

         Change in plan assets
           Fair value of plan assets at beginning of year               $            377.2      $           442.8
           Actual return on plan assets                                               81.7                   21.6
           Employer contributions                                                      3.9                    4.5
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Fair value of plan assets at end of year                     $            442.8      $           444.8
                                                                        ==================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
           Funded status of the plan                                    $             44.9      $            36.9
           Unrecognized net transition asset                                         (12.3)                  (9.9)
           Unrecognized prior service cost                                            11.8                    8.3
           Unrecognized net gain                                                    (135.5)                (117.4)
                                                                        ------------------      -----------------
           Net amount recognized                                        $            (91.1)     $           (82.1)
                                                                        ==================      =================

         Amounts recognized in the Consolidated Balance
           Sheet consist of:
           Accrued benefit liability                                    $           (114.7)     $           (99.8)
           Intangible asset                                                           11.7                    8.3
           Accumulated other comprehensive income                                     11.9                    9.4
                                                                        ------------------      -----------------
           Amounts recognized in the Consolidated Balance               $            (91.1)     $           (82.1)
              Sheet                                                     ==================      =================

         At December 31, 1999 and 2000, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $73.6 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 2000 related to this plan were $60.1 million and $61.7 million, respectively, and are included in other liabilities on the Consolidated Balance Sheet.

         Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.1 million, net of income taxes, at December 31, 1999 and 2000, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $8.3 million as of December 31, 1999 and 2000 related to the non-qualified plan.

         The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% for 1999 and 2000. The discount rate assumption for 2000 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% for 1999 and 2000. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 2000.

         The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

         Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1999 and 2000 were $4.1 million, $4.0 million and $3.8 million, respectively.

         OTHER POSTRETIREMENT BENEFIT PLANS

         In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

         Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

         The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           Service cost                                          $          3.4   $         3.4   $          2.2
           Interest cost                                                    4.6             4.6              4.3
           Curtailments                                                                     5.4             (1.7)
           Amortization of net gain                                        (1.2)           (1.5)            (2.2)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost                             $          6.8   $        11.9   $          2.6
                                                                 ==============   =============   ==============

         As a result of the special retirement programs, Phoenix recorded an additional postretirement benefit expense (pre-tax) of $5.5 million and $1.1 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a postretirement credit (income) of $2.9 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



         The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                            DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      1999              2000
                                                                                 ---------------   ---------------
                                                                                          (IN MILLIONS)
         Change in projected postretirement benefit obligation
           Projected benefit obligation at beginning of year                     $          71.1   $          71.4
           Service cost                                                                      3.4               2.2
           Interest cost                                                                     4.6               4.3
           Plan amendments                                                                   5.8               1.3
           Curtailments                                                                      (.3)             (3.1)
           Actuarial gain                                                                   (8.7)             (9.6)
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Projected benefit obligation at end of year                                      71.4              62.6
                                                                                 ---------------   ---------------

         Change in plan assets
           Employer contributions                                                            4.5               3.9
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Fair value of plan assets at end of year
                                                                                 ---------------   ---------------

         Funded status of the plan                                                         (71.4)            (62.6)
         Unrecognized net gain                                                             (33.6)            (41.0)
                                                                                 ---------------   ---------------
           Accrued benefit liability                                             $        (105.0)  $        (103.6)
                                                                                 ===============   ===============

         The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1999 and 2000.

         For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 6.5% in 1999 and 2000, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

         The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.8 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.5 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

         OTHER POSTEMPLOYMENT BENEFITS

         Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were ($0.5) million for 1998, $0.5 million for 1999, and ($0.7) million for 2000.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      COMPREHENSIVE INCOME

         The components of, and related income tax effects for, other comprehensive income for the year ended December 31, were as follows:


                                                                     1998              1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Unrealized (losses) gains on securities available-
           for-sale:
         Before-tax amount                                      $         (72.3)  $        (102.8)  $          81.5
         Income tax (benefit) expense                                     (25.4)            (36.0)             28.5
                                                                ---------------   ---------------   ---------------
         Totals                                                           (46.9)            (66.8)             53.0
                                                                ---------------   ---------------   ---------------

         Reclassification adjustment for net gains realized
           in net income:
         Before-tax amount                                                (20.0)             (2.2)            (90.6)
         Income tax benefit                                                (7.0)              (.7)            (31.7)
                                                                ---------------   ---------------   ---------------
         Totals                                                           (13.0)             (1.5)            (58.9)
                                                                ---------------   ---------------   ---------------

         Net unrealized losses on securities available-
           for-sale:
         Before-tax amount                                                (92.3)           (105.0)             (9.1)
         Income tax benefit                                               (32.4)            (36.7)             (3.2)
                                                                ---------------   ---------------   ---------------
         Totals                                                 $         (59.9)  $         (68.3)  $          (5.9)
                                                                ===============   ===============   ===============

         Minimum pension liability adjustment:
         Before-tax amount                                      $          (2.3)  $          (2.3)  $           2.4
         Income tax (benefit) expense                                       (.8)              (.8)               .8
                                                                ---------------   ---------------   ---------------
         Totals                                                 $          (1.5)  $          (1.5)  $           1.6
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following table summarizes accumulated other comprehensive income for the year ended December 31:

                                                                      1998              1999             2000
                                                                ---------------   ---------------   --------------
                                                                                   (IN MILLIONS)
Net unrealized gains (losses) on securities
available-for-sale:
Balance, beginning of year                                      $         160.4   $         100.5   $         32.2
Change during period                                                      (59.9)            (68.3)            (5.9)
                                                                ---------------   ---------------   --------------
Balance, end of year                                                      100.5              32.2             26.3
                                                                ---------------   ---------------   --------------

Minimum pension liability adjustment:
Balance, beginning of year                                                 (4.7)             (6.2)            (7.7)
Change during period                                                       (1.5)             (1.5)             1.6
                                                                ---------------   ---------------   --------------
Balance, end of year                                                       (6.2)             (7.7)            (6.1)
                                                                ---------------   ---------------   --------------

Accumulated other comprehensive income:
Balance, beginning of year                                                155.7              94.3             24.5
Change during period                                                      (61.4)            (69.8)            (4.3)
                                                                ===============   ===============   ==============
Balance, end of year                                            $          94.3   $          24.5   $         20.2
                                                                ===============   ===============   ==============

12.      SEGMENT INFORMATION

         Phoenix offers a wide range of financial products and services. These businesses are managed within four reportable segments: (i) Life and Annuity, (ii) Investment Management, (iii) Venture Capital, and (iv) Corporate and Other. These reportable segments are managed in this fashion because they either provide different products or services, are subject to different regulation, require different strategies or have different distribution systems.

         The Life and Annuity segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

         The Investment Management segment includes retail and institutional investment management and distribution including mutual funds, managed accounts, open-end funds and closed-end funds.

         The Venture Capital segment includes Phoenix's equity share in the operating income and the realized and unrealized investment gains of Phoenix's venture capital partnership investments.

         Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131 "Disclosure about Segments of an Enterprise and Related Information." They include international operations and the run-off of Phoenix's group pension and guaranteed investment contract businesses.

         The majority of Phoenix's revenue is derived in the United States of America. Revenue derived from outside the United States of America is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

         The accounting policies of the segments are the same as those described in Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates segment performance on the basis of segment after-tax operating income. Realized investment gains and some non-recurring items are excluded because management does not consider them when evaluating the financial performance of the segments. The size and timing of realized investment gains are often subject to management's discretion. The non-recurring items are removed from segment after-tax operating income if, in management's opinion, they are not indicative of overall operating trends. While some of these items

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         may be significant components of Phoenix's GAAP net income, Phoenix believes that segment after-tax operating income is an appropriate measure that represents the net income attributable to the ongoing operations of the business. The criteria used by management to identify non-recurring items and to determine whether to exclude a non-recurring item from segment after-tax operating income include whether the item is infrequent and:

             o    is material to the segment's after-tax operating income,

             o    results from a business restructuring, or,

             o    results from a change in the regulatory environment or

             o    relates to other unusual circumstances (e.g., litigation)

         Non-recurring items excluded by management from segment after-tax operating income may vary from period to period. Because such items are excluded based on management's direction, inconsistencies in the application of management's selection criteria may exist. Segment after-tax operating income is not a substitute for net income determined in accordance with GAAP, and may be different from similarly titled measures of other companies.

         Capital is allocated to Investment Management on a historical cost basis and to insurance products based on 200% of company action level risk-based capital. Net investment income is allocated based on the assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations using time studies and other allocation methodologies. See Note 10 - "Pension and Other Postretirement and Postemployment Benefit Plans."

         The following tables provide certain information with respect to Phoenix's operating segments as of and for the years ended December 31, 1998, 1999 and 2000, as well as the realized investment gains and non-recurring items not included in segment after-tax operating income.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Total assets:
         Life and Annuity                                       $      16,938.8   $      18,037.8   $      17,862.4
         Investment Management                                            629.4             784.9             800.2
         Venture Capital                                                  191.2             338.1             467.3
         Corporate and Other                                              739.9             938.6           1,157.7
         Discontinued operations                                          298.7             187.6              25.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      18,798.0   $      20,287.0   $      20,313.2
                                                                ===============   ===============   ===============

         Deferred Policy Acquisition Costs:
         Life and Annuity                                       $       1,058.2   $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         Policy liabilities and accruals:
         Life and Annuity                                       $      10,441.9   $      10,771.4   $      11,220.0
         Corporate and Other                                              136.7             128.4             152.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      10,578.6   $      10,899.8   $      11,372.6
                                                                ===============   ===============   ===============

         Policyholder deposit funds:
         Life and Annuity                                       $         510.7   $         521.9   $         665.6
         Corporate and Other                                               21.0              16.3              12.8
                                                                ---------------   ---------------   ---------------
           Total                                                $         531.7   $         538.2   $         678.4
                                                                ===============   ===============   ===============

         Premiums:
         Life and Annuity                                       $       1,175.8   $       1,175.7   $       1,147.4
                                                                ---------------   ---------------   ---------------
           Total                                                        1,175.8           1,175.7           1,147.4
                                                                ---------------   ---------------   ---------------

         Insurance and investment product fees:
         Life and Annuity                                                 248.3             277.7             302.7
         Investment Management                                            225.3             284.3             324.4
         Corporate and Other                                               83.5              42.2              28.1
         Non-recurring items                                                                 (5.9)              4.6
         Less: inter-segment revenues                                     (19.6)            (23.7)            (28.8)
                                                                ---------------   ---------------   ---------------
           Total                                                $         537.5   $         574.6   $        631.0
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Net investment income:
         Life and Annuity                                       $         768.8   $         768.3   $         791.4
         Investment Management                                                                3.1               2.6
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                               41.8              31.3              45.3
         Add: inter-segment investment expenses                             9.4              10.5              10.8
                                                                ---------------   ---------------   ---------------
           Total                                                          859.6             953.1           1,127.4
                                                                ---------------   ---------------   ---------------

         Policy benefits and increase in policy liabilities
           and policyholder dividends:
         Life and Annuity                                               1,743.6           1,723.6           1,775.8
         Corporate and Other                                               17.8              10.0              12.0
                                                                ---------------   ---------------   ---------------
           Total                                                        1,761.4           1,733.6           1,787.8
                                                                ---------------   ---------------   ---------------

         Amortization of Deferred Policy Acquisition
           Costs:
         Life and Annuity                                                 138.0             147.9             137.8
         Non-recurring items                                                                                  218.2
                                                                ---------------   ---------------   ---------------
           Total                                                          138.0             147.9             356.0
                                                                ---------------   ---------------   ---------------

         Amortization of goodwill and other intangible assets:
         Life and Annuity                                                    .8               6.7                .9
         Investment Management                                             22.0              30.3              31.8
         Corporate and Other                                                6.0               3.1               4.2
                                                                ---------------   ---------------   ---------------
           Total                                                           28.8              40.1              36.9
                                                                ---------------   ---------------   ---------------

         Interest expense:
         Life and Annuity                                                                                        .9
         Investment Management                                             11.5              16.8              17.9
         Corporate and Other                                               18.3              17.2              14.7
         Less: inter-segment expenses                                                                           (.8)
                                                                ---------------   ---------------   ---------------
           Total                                                           29.8              34.0              32.7
                                                                ---------------   ---------------   ---------------

         Other operating expenses:
          Life and Annuity                                                253.3             271.3             295.9
          Investment Management                                           149.1             187.0             222.9
         Corporate and Other                                              122.8              84.7              98.2
         Non-recurring items                                                1.3              28.1              26.5
         Less: inter-segment expenses                                     (10.2)            (13.2)            (17.2)
                                                                ---------------   ---------------   ---------------
           Total                                                          516.3             557.9             626.3
                                                                ---------------   ---------------   ---------------

         Operating income before income taxes, minority
           interest and equity in earnings of and interest
           earned from investments in unconsolidated
           subsidiaries:
         Life and Annuity                                                  57.2              72.2              30.2
         Investment Management                                             42.7              53.3              54.4
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                              (39.6)            (41.5)            (55.7)
         Non-recurring items                                               (1.3)            (34.0)           (240.1)
                                                                ---------------   ---------------   ---------------
           Total                                                $          98.6   $         189.9   $          66.1
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     1998             1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

         Income taxes:
         Life and Annuity                                       $          20.1    $         25.5   $          10.6
         Investment Management                                             19.3              23.0              25.7
         Venture Capital                                                   13.9              49.0              97.1
         Corporate and Other                                              (17.4)            (24.4)            (35.4)
         Non-recurring items                                                (.3)              (.7)            (73.7)
                                                                ---------------   ---------------   ---------------
           Total                                                           35.6              72.4              24.3
                                                                ---------------   ---------------   ---------------

         Minority interest in net income of consolidated
           subsidiaries:
         Investment Management                                              6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------
           Total                                                            6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------

         Equity in earnings of and interest earned from
           investments in unconsolidated subsidiaries:
         Investment Management                                              2.4               3.7               6.2
         Corporate and Other                                                (.8)              1.8               2.8
                                                                ---------------   ---------------   ---------------
           Total                                                            1.6               5.5               9.0
                                                                ---------------   ---------------   ---------------

         Segment operating income after taxes:
         Life and Annuity                                                  37.1              46.7              19.6
         Investment Management                                             19.8              23.9              23.9
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                              (23.0)            (15.3)            (17.5)
                                                                ---------------   ---------------   ---------------
           Sub-total                                                       59.6             146.2             206.2
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                           58.6             112.9              39.8
                                                                ---------------   ---------------   ---------------

         Net realized investment gains (losses) after
           income taxes:
         Life and Annuity                                                 (11.6)             10.3             (15.8)
         Investment Management                                              6.9                                 5.2
         Corporate and Other                                               38.0              38.9              65.6
                                                                ---------------   ---------------   ---------------
           Total                                                           33.3              49.2              55.0
                                                                ---------------   ---------------   ---------------

         Income (loss) from continuing operations:
         Life and Annuity                                                  25.5              57.0               3.8
         Investment Management                                             26.7              23.9              29.1
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                               15.0              23.6              48.1
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                $          91.9   $         162.1   $          94.8
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of non-recurring items for the year ended December 31, were as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Supplemental Information
         Non-recurring items:
         Life and Annuity
             DAC write-off                                      $                 $                 $        (141.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                                       (141.8)
                                                                ---------------   ---------------   ---------------
         Investment Management
             Portfolio loss                                                                  (3.8)              3.1
             Loss on sublease transaction                                                                       (.7)
             Restructuring charges                                         (1.0)              (.7)
             Expense of purchase of PXP minority
               interest                                                                                         (.7)
             Litigation settlement                                                                             (1.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                     (1.0)             (4.5)              (.1)
                                                                ---------------   ---------------   ---------------
         Corporate and Other
             Early retirement pension adjustment                                            (17.6)
             Demutualization expense                                                                          (14.1)
             Surplus tax                                                                    (11.2)            (10.4)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                      (28.8)            (24.5)
                                                                ---------------   ---------------   ---------------
         Total                                                  $          (1.0)  $         (33.3)  $        (166.4)
                                                                ===============   ===============   ===============

         Included in policy benefits and dividend amounts for the Life and Annuity segment is interest credited on policyholder account balance of $111.7 million, $105.6 million and $109.5 million for the years ended December 31, 1998, 1999 and 2000, respectively.

13.      DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments which in prior years had been reflected as reportable business segments: the reinsurance operations, the real estate management operations and the group life and health operations. The discontinuation of these business segments resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

         REINSURANCE OPERATIONS

         During 1999, Phoenix completed a comprehensive strategic review of its reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Accordingly, Phoenix estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix recognized a $173.0 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

         On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix recorded a pre-tax charge of $6 million to reflect a true-up adjustment to estimated individual life reinsurance reserves, in accordance with the sales agreement.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         During 1999, Phoenix placed the retained group accident and health reinsurance business into run-off. Phoenix adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix remained liable for claims under those contracts.

         Based on the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix purchased aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix incurred an initial expense of $130 million on the acquisition of this reinsurance.

         During 2000 Phoenix updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

         The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

         A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix was a member of the Unicover pool. Phoenix terminated its participation in the Unicover pool effective March 1, 1999.

         Phoenix is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix is involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

         Further, Phoenix was, along with Sun Life Assurance of Canada (Sun
         Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

         In its capacity as a retrocessionaire of the Unicover business, Phoenix had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix is involved in separate arbitration proceedings with three of its own retrocessionaires, which are seeking, on various grounds, to avoid paying any amounts to Phoenix. All of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix's Unicover business covers a significant portion of its other remaining group accident and health

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         reinsurance business, Phoenix could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

         During 2000, Phoenix reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix settled with Reliance
         Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

         A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix believes that similar discussions will follow for the remaining years. Although Phoenix is vigorously defending its contractual rights, Phoenix is actively involved in the attempt to reach negotiated business solutions.

         Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

         The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

         On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. (FAS), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

         In addition to the $9.0 million sale price, Phoenix will receive additional proceeds contingent on certain revenue targets. Phoenix recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six equal annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

         REAL ESTATE MANAGEMENT OPERATIONS

         On May 25, 2000, Phoenix sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

         GROUP LIFE AND HEALTH OPERATIONS

         On April 1, 2000, Phoenix sold its group life and health business to GE Financial Assurance Holdings, Inc. (GEFA) except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheet. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

         The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities was $2.0 million which resulted in a pre-tax loss of $0.4 million.

         The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $25.5 million as of December 31, 1999 and 2000, respectively. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 to exclude the operating results of discontinued operations from those of continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Income from discontinued operations

         Revenues:
           Reinsurance Operations                               $         298.7   $                 $
           Group Life and Health Operations                               503.8             453.8             117.6
           Real Estate Management Operations                               12.7               1.2                .4
                                                                ---------------   ---------------   ---------------
         Total revenues                                         $         815.2   $         455.0   $         118.0
                                                                ===============   ===============   ===============

         Income from discontinued operations:
           Reinsurance Operations                               $          17.2   $                 $
           Group Life and Health Operations                                53.5              56.8              14.8
           Real Estate Management Operations                                (.4)             (1.6)              (.3)
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations before income
           taxes                                                           70.3              55.2              14.5
         Income taxes                                                      25.1              19.1               5.1
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations, net of            $         45.2    $          36.1   $           9.4
           income taxes                                         ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                       1999              2000
                                                                                  ---------------   ---------------
                                                                                           (IN MILLIONS)
         Loss on disposal of discontinued operations:
         (Loss) gain on disposal:
           Reinsurance Operations                                                 $        (173.1)  $        (103.0)
           Real Estate Management Operations                                                  5.9               (.6)
           Group Life and Health Operations                                                                    71.7
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations before income taxes                   (167.2)            (31.9)
         Income taxes                                                                       (58.2)            (11.0)
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations, net of income taxes         $        (109.0)  $         (20.9)
                                                                                  ===============   ===============

14.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $83.9 million at December 31, 1999 and 2000, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $204.0 million at December 31, 1999 and 2000, respectively.

         Rental expenses for operating leases, principally with respect to buildings, amounted to $16.9 million, $16.3 million and $14.1 million in 1998, 1999, and 2000, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $39.6 million as of December 31, 2000, payable as follows: 2001 - $12.6 million; 2002 - $11.0 million; 2003 - $8.5 million; 2004 - $4.3 million; 2005 - $1.6 million; and $1.6 million thereafter.

15.      DIRECT BUSINESS WRITTEN AND REINSURANCE

         As is customary practice in the insurance industry, Phoenix cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Additional information on direct business written and reinsurance assumed and ceded for the year ended December 31, was as follows:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Direct premiums                                        $       1,719.4   $       1,677.5   $       1,399.2
         Reinsurance assumed                                              505.3             416.2             202.4
         Reinsurance ceded                                               (371.9)           (323.0)           (280.9)
                                                                ---------------   ---------------   ---------------
         Net premiums                                                   1,852.8           1,770.7           1,320.7
         Less net premiums of discontinued operations                    (677.0)           (595.0)           (173.3)
                                                                ---------------   ---------------   ---------------
         Net premiums of continuing operations                  $       1,175.8   $       1,175.7   $       1,147.4
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net premiums                       27%               24%               15%
                                                                ===============   ===============   ===============

         Direct policy and contract claims incurred             $         728.1   $         622.3   $         545.0
         Reinsurance assumed                                              433.2             563.8             257.8
         Reinsurance ceded                                               (407.8)           (285.4)           (216.2)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred                          753.5             900.7             586.6
         Less net incurred claims of discontinued
           operations                                                    (465.1)           (661.7)           (234.6)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred of
           continuing operations                                $         288.4   $         239.0   $         352.0
                                                                ===============   ===============   ===============

         Direct life insurance in force                         $     121,442.0   $     131,052.1   $     107,600.7
         Reinsurance assumed                                          110,632.1         139,649.9           1,736.4
         Reinsurance ceded                                           (135,818.0)       (207,192.0)        (72,042.4)
                                                                ---------------   ---------------   ---------------
         Net insurance in force                                        96,256.1          63,510.0         37,294.7
         Less insurance in force of discontinued operations           (24,330.2)         (1,619.5)
                                                                ---------------   ---------------   ---------------
         Net insurance in force of continuing operations        $      71,925.9   $      61,890.5   $      37,294.7
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net insurance in                  115%              220%                5%
           force                                                ===============   ===============   ===============

         Irrevocable letters of credit aggregating $25.2 million at December 31, 2000 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves.

16.      PARTICIPATING LIFE INSURANCE

         Participating life insurance in force was 66.9% and 60.0% of the face value of total individual life insurance in force at December 31, 1999 and 2000, respectively. The premiums on participating life insurance policies were 79.4%, 76.8% and 73.1% of total individual life insurance premiums in 1998, 1999, and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

17.      DEFERRED POLICY ACQUISITION COSTS

         The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $       1,021.9   $       1,058.2   $       1,318.8
         Acquisition cost deferred                                        167.7             148.2             172.8
         Amortized to expense during the year                            (138.1)           (147.9)           (356.0)
         Adjustment to net unrealized investment gains
           (losses) included in other comprehensive income                  6.7             260.3            (116.6)
                                                                ---------------   ---------------   ---------------

         Balance at end of year                                 $      1,058.2    $       1,318.8    $       1,019.0
                                                                ===============   ===============   ===============

         In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2001, 2002, 2003, 2004 and 2005 is $13.2 million, $10.9 million, $8.6 million, $6.7 million and $5.4 million, respectively. The following is an analysis of PVFP for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $         141.2   $         136.8   $         112.7
         Amortization                                                      (4.4)            (24.1)            (15.8)
                                                                ---------------   ---------------   ---------------
         Balance at end of year                                 $         136.8   $         112.7   $          96.9
                                                                ===============   ===============   ===============

         Interest accrued on the unamortized PVFP balance for the years ended December 31, 1998, 1999 and 2000 was $9.2 million, $8.9 million and $7.3 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

18.      MINORITY INTEREST

         Phoenix's interests in PXP, PFG Holdings and Main Street Management, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 55%, 66% and 80%, respectively, of the outstanding shares of common stock at December 31, 2000. Earnings and equity attributable to minority shareholders are included in minority interest in the Consolidated Financial Statements.

         During 2000, PXP recorded $32.9 million in additional paid-in capital in connection with the exercise of employee stock options and the conversion to common shares by convertible debenture holders. The increase in minority interest associated with these transactions was $27.0 million. In addition, Phoenix reported a $5.9 million increase in equity as a majority interest in stock issuance transactions in the Consolidated Statement of Income, Comprehensive Income and Equity, representing its share of the difference between exercise price and net book value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      STOCK PURCHASE AND AWARD PLANS

         EMPLOYEE STOCK PURCHASE PLAN

         On November 1, 1999, PXP implemented an Employee Stock Purchase Plan
         (ESPP) previously approved by PXP's board of directors. The ESPP allowed eligible employees to purchase PXP's common stock at the lower of 85% of the market price of the stock at the beginning or end of each offering period, and provided for PXP to withhold up to 15% of a participant's earnings for such purchase. PXP's only expense relating to this plan was for its administration. The maximum number of shares of PXP's common stock that were available under the ESPP was 615,000. The first six month offering period ended April 28, 2000 and the second offering period ended October 31, 2000, at which time 74,284 and 54,190 shares of common stock were under the ESPP, respectively. In consideration of the merger of PXP and PM Holdings, this plan was discontinued effective November 1, 2000.

         RESTRICTED STOCK

         Until December 31, 2000, restricted shares of PXP's common stock were issued to certain officers under the provisions of an approved restricted stock plan. Restricted stock was issued at the market value of a share of PXP's common stock on the date of the grant. If a participant's employment terminated due to retirement, death or disability, the restrictions expired and the shares became fully vested. If a participant terminated employment for any other reason, the non-vested shares of restricted stock were forfeited. The restricted stock vested in even annual installments over a three-year period from the date of the grant. Dividends declared were paid in cash as the restrictions lapsed. Restricted shares were first granted during 1998. At December 31, 1999 and 2000, 291,237 and 605,040 shares of restricted stock have been included in common stock shares outstanding, respectively. The market value of the restricted stock at the time of the grant was recorded as unearned compensation in a separate component of stockholders' equity and was amortized to expense over the restricted period. During 1999 and 2000, $1.7 million and $2.4 million was charged to compensation expense relating to the plan.

         In accordance with the merger agreement, all restricted stock shares outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         RESTRICTED STOCK GRANTS


                                                            COMMON SHARES                  AVERAGE MARKET VALUE
                                                     -----------------------------      ---------------------------
         BALANCE, DECEMBER 31, 1998                              243,130                        $      8.40
         Awarded                                                 195,067                               7.74
         Earned                                                 (105,623)                              8.18
         Forfeited                                               (41,337)                              8.08
                                                            ------------

         BALANCE, DECEMBER 31, 1999                              291,237                        $      8.08
         Awarded                                                 467,382                               6.31
         Earned                                                 (127,612)                              8.10
         Forfeited                                               (25,967)                              8.02
                                                            ------------

         BALANCE, DECEMBER 31, 2000                              605,040                        $      6.71
                                                            ============

         STOCK OPTION PLANS

         PXP has reserved a total of 14.7 million shares of company common stock to be granted under three stock option plans: the 1989

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Employee Stock Option Plan (Employee Option Plan), the 1989 Employee Performance Stock Option Plan (Performance Plan) and the 1992 Long-Term Stock Incentive Plan (1992 Plan).

         The Compensation Committee of PXP's Board of Directors administered the 1992 Plan, designated which employees and outside directors participated in it and determined the terms of the options to be granted. Under the 1992 Plan, participants were granted non-qualified options to purchase shares of common stock of PXP at an option price equal to not less than 85% of the fair market value of the common stock at the time the option is granted. The options held by a participant terminate no later than 10 years from the date of grant. Options granted under the 1992 Plan vest, on average, in even annual installments over a three-year period from the date of grant.

         In accordance with the merger agreement, all stock options outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         OUTSTANDING OPTIONS

                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------
         BALANCE, DECEMBER 31, 1997                    6,106,659  $           7.40            93,253  $           28.49
         Granted                                       1,851,808              8.25
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49           (93,253)             28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    7,399,964  $           7.66                    $
         Granted                                       1,344,727              7.75
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (353,554)             8.20
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    7,927,875  $           7.75                    $
         Granted                                         665,193              7.54
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (691,633)             7.89
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    7,007,577  $         7.75                      $
                                               =================  ================  ================  =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         EXERCISABLE OPTIONS


                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------


         BALANCE, DECEMBER 31, 1997                    2,037,842  $           7.04            93,253  $           28.49
         Became exercisable                            2,050,494              7.39
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49          (93,253)  $           28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    3,529,833  $           7.27                    $
         Became exercisable                            1,962,396              7.78
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (159,674)             8.14
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    4,869,293  $           7.57                    $
         Became exercisable                            2,008,728              7.93
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (483,678)             7.97
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    5,500,485  $           7.70                    $
                                               =================  ================  ================  =================

         As of December 31, 1999, 6.5 million shares of PXP common stock were available for future grants.

         PRO FORMA INFORMATION

         PXP has adopted the disclosures-only provisions of SFAS No. 123, "Accounting for Stock-Based Compensation." Accordingly, no compensation cost has been recognized for the stock option plans, and compensation for restricted stock grants has been recorded in accordance with APB Opinion No. 25, "Accounting for Stock Issued to Employees." Had compensation cost for the PXP stock option and restricted stock plans been determined based on the fair value at the grant date for awards in 1998, 1999 and 2000 consistent with the provisions of SFAS No. 123, Phoenix's income from continuing operations would have been reduced to the pro forma amounts indicated below.

                                                                           YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                   1998              1999              2000
                                                              ----------------  ----------------  ----------------
                                                                                 (IN MILLIONS)

         Income from continuing operations, as reported       $         91.9    $        162.1    $         94.8
         Income from continuing operations, pro forma         $         90.9    $        160.9    $         94.0

         The weighted average fair values, at date of grant, for options granted during 1998, 1999 and 2000 were $2.10, $2.43, and $2.50 respectively, and were estimated using the Black-Scholes option valuation model with the following weighted average assumptions used for the grants in 1998, 1999 and 2000, respectively: dividend yield of 2.7%, 2.62% and 2.66%; expected volatility of 24.8%, 25.2% and 27.7%; risk-free interest rate of 5.6%, 5.6% and 6.7% and expected lives of six years.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The options used to estimate the weighted average fair values of options granted in 1998, 1999 and 2000 were options to purchase 25,390, 11,620 and 1,620 shares of common stock, respectively, under the Employee Option Plan; options to purchase 7,332,454, 7,916,255 and 7,005,957 shares of common stock, respectively, under the 1992 Plan. During 1999, the remaining outstanding options under the Performance Plan were exercised.


20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

         Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

         CASH AND CASH EQUIVALENTS

         For these short-term investments, the carrying amount approximates fair value.

         DEBT SECURITIES

         Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

         DERIVATIVE INSTRUMENTS

         Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

         EQUITY SECURITIES

         Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

         MORTGAGE LOANS

         Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

         POLICY LOANS

         Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         VENTURE CAPITAL PARTNERSHIPS

         Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments. The fair values of the underlying investments are calculated as the closing market prices for investments that are publicly traded. For investments that are not publicly traded, fair value is based on estimated fair value determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

         INVESTMENT CONTRACTS

         In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

         The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

         Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

         NOTES PAYABLE

         The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FAIR VALUE SUMMARY

         The estimated fair values of the financial instruments as of December 31, were as follows:

                                                                       1999                          2000
                                                           ----------------------------  ----------------------------
                                                             CARRYING         FAIR          CARRYING        FAIR
                                                              VALUE           VALUE          VALUE          VALUE
                                                           -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Financial assets:
         Cash and cash equivalents                         $       187.6  $       187.6  $       176.6  $       176.6
         Short-term investments                                    133.4          133.4          547.2          547.2
         Debt securities                                         7,465.0        7,370.9        8,058.6        8,077.9
         Equity securities                                         437.2          437.2          335.5          335.5
         Mortgage loans                                            716.8          680.6          593.4          573.8
         Derivative instruments                                                   (13.2)                          9.9
         Policy loans                                            2,042.6        2,040.4        2,105.2        2,182.7
         Venture capital partnerships                              338.1          338.1          467.3          467.3
                                                           -------------  -------------  -------------  -------------
         Total financial assets                            $    11,320.7  $    11,175.0    $  12,283.8  $    12,370.9
                                                           =============  =============  =============  =============

         Financial liabilities:
         Policy liabilities                                $       709.7  $       709.4    $     759.0  $       758.9
         Notes payable                                             499.4          490.8          425.4          428.5
                                                           -------------  -------------  -------------  -------------
         Total financial liabilities                       $     1,209.1  $     1,200.2    $   1,184.4  $     1,187.4
                                                           =============  =============  =============  =============

21.      CONTINGENCIES

         LITIGATION

         Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 13 - "Discontinued Operations").

22.      STATUTORY FINANCIAL INFORMATION

         The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department, as of December 31, 1998, 1999 and 2000. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

         Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                1998                 1999              2000
                                                           ---------------     ---------------     ---------------
                                                                                   (IN MILLIONS)
          Statutory net income                             $         108.7     $         131.3     $         266.1
          DAC, net                                                    21.3               (24.3)             (181.2)
          Future policy benefits                                     (56.6)              (27.5)               (2.5)
          Pension and postretirement expenses                        (17.3)               (8.6)               13.2
          Investment valuation allowances                            107.2                15.4               (45.9)
          Interest maintenance reserve                                 1.4                (7.2)              (26.1)
          Deferred income taxes                                      (40.0)                3.9                61.3
          Other, net                                                  12.4                 6.2                (1.6)
                                                           ---------------     ---------------     ---------------

          Net income, as reported                          $         137.1     $          89.2     $          83.3
                                                           ===============     ===============     ===============


         The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:


                                                                                  DECEMBER 31,
                                                                           ---------------------------
                                                                               1999           2000
                                                                           -------------  ------------
                                                                                  (IN MILLIONS)

          Statutory surplus, surplus notes and AVR                         $    1,427.3   $    1,883.2
          DAC, net                                                              1,243.3        1,062.2
          Future policy benefits                                                 (490.3)        (536.0)
          Pension and postretirement expenses                                    (193.0)        (173.3)
          Investment valuation allowances                                        (211.8)        (405.9)
          Interest maintenance reserve                                             24.8             .5
          Deferred income taxes                                                    65.6          108.5
          Surplus notes                                                          (159.4)        (161.4)
          Other, net                                                               49.5           63.1
                                                                           ------------   ------------
          Equity, as reported                                              $    1,756.0   $    1,840.9
                                                                           ============   ============

         The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

         In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to decrease surplus approximately $67.7 million (unaudited), primarily as a result of non-admitting certain assets and recording increased investment reserves.

23.      SUBSEQUENT EVENTS

         PURCHASE OF PXP MINORITY INTEREST

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. In connection with this merger, Phoenix paid total cash of $339.3 million to those stockholders in January 2001. Since the merger, third party holders of PXP's convertible subordinated debentures have been converting their debentures, and PXP expects to redeem any remaining outstanding debentures held by third parties by the end of February 2001. Phoenix expects that PXP will make total cash payments of $38.0 million in connection with these conversions and redemptions. In addition, PXP expects to make payments totaling $57.0 million to cash-out holders of PXP options.

         As a result of the merger, which closed on January 11, 2001, PXP became an indirect wholly-owned subsidiary of Phoenix and PXP's shares of common stock were de-listed from the New York Stock Exchange.

         EARLY RETIREMENT INCENTIVE PROGRAM

         On January 29, 2001, Phoenix offered a special retirement incentive program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix and PXP who decide to participate will retire between June 1, 2001 and December 31, 2001, with most retirements effective at the beginning of that period. There are 309 participants eligible for this program.

                                                                     [VERSION B]




                      THE PHOENIX EDGE(R) - VA FOR NEW YORK

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT



                                 March 30, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated March 30, 2001. You may obtain a copy of the prospectus without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----


Underwriter............................................................      2

Performance History....................................................      2

Calculation of Yield and Return........................................      7

Calculation of Annuity Payments .......................................      8

Experts ...............................................................      9

Separate Account Financial Statements..................................   SA-1

Company Financials Statements..........................................    F-1

UNDERWRITER
--------------------------------------------------------------------------------


    PEPCO, an indirect, wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix"), offers these contracts on a continuous basis. No contracts were sold during the fiscal years ended December 31, 1998, 1999 and 2000, therefore PEPCO was not paid and retained $0.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 1

----------------------------------------------------------------------------------------------------------------------------------
                                               FOR THE PERIOD ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -21.94%      11.59%      10.31%        8.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -22.08%       N/A         N/A         -6.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -12.41%       N/A         N/A         -9.25%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 08/15/00         N/A         N/A         N/A        -40.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        23.21%      10.33%       N/A         12.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -23.77%      12.02%      15.71%       16.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -24.07%       N/A         N/A          9.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A         N/A         N/A        -20.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        11.29%       N/A         N/A         10.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -1.33%       3.57%       3.77%        5.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -0.89%       4.44%       8.08%        8.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        24.59%       N/A         N/A         21.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -17.90%       N/A         N/A          9.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -12.94%       N/A         N/A         -8.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -0.93%       N/A         N/A         -0.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -17.62%       N/A         N/A        -13.59%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -19.47%       N/A         N/A        -15.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -6.77%      10.15%       N/A         10.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -13.39%       N/A         N/A          7.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -6.70%      10.65%      11.59%       11.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A         N/A         N/A         -2.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         9.45%       N/A         N/A         -5.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A         N/A         N/A          0.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         6.32%       N/A         N/A         25.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -17.90%       N/A         N/A         19.57%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A         N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A         N/A         N/A        -28.37%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -22.71%       N/A         N/A         -6.15%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         3.58%       N/A         N/A          2.27%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -15.63%       N/A         N/A        -12.05%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A         N/A         N/A        -12.40%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A         N/A         N/A        -20.06%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A         N/A         N/A        -19.78%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         05/01/00         N/A         N/A         N/A          4.16%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -29.16%       N/A         N/A        -23.11%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -7.21%      10.63%      12.71%       10.63%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -37.01%       N/A         N/A        -13.44%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      05/01/00         N/A         N/A         N/A         -1.38%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -9.45%      11.48%       N/A         11.92%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -8.71%       N/A         N/A         32.61%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -33.12%      18.34%       N/A         22.25%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         2.06%       N/A         N/A         18.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -14.83%      17.32%       N/A         18.25%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 2

----------------------------------------------------------------------------------------------------------------------------------
                                              FOR THE PERIOD ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            05/01/90       -22.21%      11.19%      9.92%         8.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                 09/17/96       -22.35%       N/A         N/A         -6.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/20/99       -12.72%       N/A         N/A         -9.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series                 08/15/00         N/A         N/A         N/A        -41.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              05/01/95        22.76%       9.93%       N/A         11.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/31/82       -24.03%      11.62%      15.31%       15.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                              03/02/98       -24.34%       N/A         N/A          8.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                   08/15/00         N/A         N/A         N/A        -20.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/20/99        10.88%       N/A         N/A         10.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              10/08/82        -1.69%       3.19%       3.41%        4.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/31/82        -1.26%       4.07%       7.70%        8.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                            03/02/98        24.14%       N/A         N/A         20.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series               07/14/97       -18.19%       N/A         N/A          9.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/20/99       -13.25%       N/A         N/A         -9.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/20/99        -1.30%       N/A         N/A         -1.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/20/99       -17.91%       N/A         N/A        -13.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/20/99       -19.75%       N/A         N/A        -15.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                 05/01/92        -7.10%       9.75%       N/A          9.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                          03/02/98       -13.69%       N/A         N/A          7.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                     09/17/84        -7.03%      10.26%      11.20%       11.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                    11/20/00         N/A         N/A         N/A         -2.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   03/02/98         9.04%       N/A         N/A         -5.62%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 11/20/00         N/A         N/A         N/A          0.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             03/02/98         5.92%       N/A         N/A         25.24%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            01/29/96       -18.19%       N/A         N/A         19.14%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               03/30/01         N/A         N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              03/30/01         N/A         N/A         N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        06/05/00         N/A         N/A         N/A        -28.52%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                        07/15/99       -22.99%       N/A         N/A         -6.48%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 07/15/99         3.19%       N/A         N/A          1.89%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               07/15/99       -15.92%       N/A         N/A        -12.36%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      06/05/00         N/A         N/A         N/A        -12.58%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               06/05/00         N/A         N/A         N/A        -20.22%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             06/05/00         N/A         N/A         N/A        -19.94%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                         05/01/00         N/A         N/A         N/A          3.90%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             12/20/99       -29.41%       N/A         N/A        -23.38%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2                         11/28/88        -7.53%      10.24%      12.31%       10.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2          09/27/96       -37.23%       N/A         N/A        -13.74%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2                      05/01/00         N/A         N/A         N/A         -1.62%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2               05/11/92        -9.76%      11.08%       N/A         11.53%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                             02/01/99        -9.03%        N/A        N/A         32.13%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   05/01/95       -33.35%      17.92%       N/A         21.82%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                    02/01/99         1.68%        N/A        N/A         17.99%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                            05/01/95       -15.13%      16.90%       N/A         17.83%
----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 1

 ---------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                      1991    1992    1993    1994   1995    1996    1997    1998    1999    2000
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series             18.60% -13.66%  37.16%  -0.89%  8.56%  17.53%  10.99%  26.73%  28.30% -16.57%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                                -33.05%  -5.35%  49.59% -16.72%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Bankers Trust Dow 30 Series                                                                                      -6.40%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                                   31.86%  20.91% -21.95%   3.80%  29.62%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series            41.40%   9.25%  18.57%   0.51% 29.65%  11.52%  19.94%  28.79%  28.50% -18.52%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                              30.94% -18.85%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                            17.70%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                4.98%   2.60%   1.90%   2.86%  4.70%   4.03%   4.19%   4.10%   3.85%   5.09%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series  18.46%   9.04%  14.83%  -6.38% 22.37%  11.35%  10.04%  -5.06%   4.47%   5.53%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                            23.17%  31.00%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                                   30.45%  17.74% -12.26%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                                                                                       -6.98%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                      5.48%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                             -11.97%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                              -13.95%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                   7.59%  -3.76% 22.18%   9.52%  16.83%  17.90%  10.54%  -0.39%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                          15.93%  -7.44%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series      28.10%   9.61%   9.96%  -2.33% 17.09%   8.02%  19.60%  19.66%  10.24%  -0.31%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                  -11.13%  15.85%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                             44.28%  12.73%
 ---------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                            16.06%  43.35%  53.57% -12.26%
 ---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                         1.58% 34.47%  16.52%  12.49%  18.23%  43.32% -11.71%
 ---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                        3.10% 35.03%  13.98%  22.58%  31.22%  28.73% -15.41%
 ---------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                                11.03%  18.61%  56.42%  76.47% -25.51%
 ---------------------------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund                                                                                20.46%  26.42% -17.40%
 ---------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II                                  7.74%   3.21%   7.55%   6.64%  -1.52%   9.99%
 ---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                               19.25%  13.22%  12.76%   1.73%   1.36%  -9.84%
 ---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                              28.77%  23.04%  -7.54%
 ---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                       23.39%   3.25% -17.91%
 ---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                     38.13%  36.06% -11.86%
 ---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2                                                                         8.28%   11.45%
 ---------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                    -24.27%
 ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund -- Class 2          26.23%   6.81%  24.68%  -4.14% 21.11%  17.46%  14.18%   5.10%  21.41%  -0.85%
 ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund --
  Class 2                                                                                         -30.06% -21.79%  51.87% -32.66%
 ---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2        26.03%   5.86%  32.48%  -3.39% 23.78%  20.98%  10.54%   0.03%  27.56%   6.22%
 ---------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund -- Class
  2                                                                 45.08%  -3.78% 13.97%  22.12%  12.44%   8.05%  22.10%  -3.24%
 ---------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                     -2.46%
 ---------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                           30.78%  -2.39%  15.24% 124.39% -28.50%
 ---------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                             8.48%
 ---------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                    45.23%  28.20%   7.66%  23.92%  -8.98%
 ---------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

ANNUAL TOTAL RETURN FOR CONTRACTS WITH BENEFIT OPTION 2

 ----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                     1991    1992     1993    1994   1995    1996    1997    1998    1999     2000
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series             18.19% -13.96%  36.68%  -1.23%  8.18%  17.12%  10.60%  26.29%  27.86% -16.86%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                                -33.28%  -5.68%  49.07% -17.01%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Bankers Trust Dow 30 Series                                                                                      -6.73%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                                   31.39%  20.49% -22.22%   3.45%  29.18%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series            40.90%   8.87%  18.16%   0.16% 29.20%  11.13%  19.53%  28.34%  28.04% -18.81%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                              30.57% -19.14%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                            17.30%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                4.61%   2.24%   1.55%   2.50%  4.34%   3.66%   3.83%   3.74%   3.50%   4.73%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                            18.05%   8.65%  14.43%  -6.71% 21.95%  10.96%   9.65%  -5.39%   4.11%   5.16%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                            22.74%   0.55%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                                   29.99%  17.33% -12.57%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                                                                                       -7.30%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                      5.12%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                             -12.27%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                              -14.22%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                   7.21%  -4.09% 21.76%   9.13%  16.42%  17.48%  10.16%  -0.73%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                          15.56%  -7.77%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series      27.65%   9.23%   9.58%  -2.67% 16.68%   7.64%  19.18%  19.24%   9.90%  -0.66%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                  -11.43%  15.46%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
  Series
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                             43.79%  12.34%
 ----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                            15.66%  42.85%  53.08% -12.57%
 ----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                         1.23% 34.01%  16.11%  12.10%  17.82%  42.82% -12.01%
 ----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                        2.75% 34.56%  13.58%  22.15%  30.76%  28.29% -15.71%
 ----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                                10.63%  18.19%  55.87%  75.85% -25.77%
 ----------------------------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund                                                                                20.04%  25.98% -17.69%
 ----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities
  II                                                                                7.37%   2.85%   7.18%   6.27%  -1.87%   9.61%
 ----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                               18.83%  12.83%  12.36%   1.37%   1.01% -10.15%
 ----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                              28.32%  22.61%  -7.87%
 ----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                       22.96%   2.89% -18.21%
 ----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                     37.65%  35.58% -12.17%
 ----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2                                                                          7.90%  11.07%
 ----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                    -24.54%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund -- Class 2          25.79%   6.44%  24.24%  -4.48% 20.69%  17.05%  13.78%   4.73%  20.99%  -1.19%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund --
  Class 2                                                                                         -30.31% -22.07%  51.36% -32.90%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2       25.59%   5.49%  32.02%  -3.73% 23.35%  20.56%  10.16%  -0.32%  27.16%   5.85%
 ----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund --
  Class 2                                                           44.58%  -4.11% 13.57%  21.69% 12.05%   7.67%  21.68%   -3.58%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                     -2.80%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                           30.32%  -2.74%  14.83% 123.65% -28.75%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                             8.10%
 ----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                    44.72%  27.76%   7.29%  23.50%  -9.30%
 ----------------------------------------------------------------------------------------------------------------------------------

 Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

    The following are examples of how these return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

EXAMPLE FOR BENEFIT OPTION 1:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......         1.001056
Calculation:
   Ending account value..........................         1.001056
   Less beginning account value..................         1.000000
   Net change in account value...................         0.001056
Base period return:
   (net change/beginning account value)..........         0.001056
Current yield = return x (365/7) =...............            5.51%
Effective yield = [(1 + return)365/7] -1 =.......            5.66%


EXAMPLE FOR BENEFIT OPTION 2:


Value of hypothetical pre-existing account with
   exactly one
   unit at the beginning of the period:..........        $1.000000
Value of the same account (excluding capital
   changes) at
   the end of the 7-day period:..................         1.001008
Calculation:
   Ending account value..........................         1.001008
   Less beginning account value..................         1.000000
   Net change in account value...................         0.001008
Base period return:
   (net change/beginning account value)..........         0.001008
Current yield = return x (365/7) =...............            5.26%
Effective yield = [(1 + return)365/7] -1 =.......            5.39%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

               (1-n)
R = ((ERV / II)     ) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal


    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS

    Under all variable options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The consolidated financial statements of Phoenix Home Life Mutual Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Susan E. Schechter, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.











1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).


2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHOENIX HOME LIFE
         VARIABLE ACCUMULATION ACCOUNT


         THERE HAD NOT BEEN ANY CONTRACT SALES AS OF YEAR ENDED DECEMBER 31, 2000; THEREFORE, FINANCIAL HISTORY DATA ARE NOT AVAILABLE.

       PHOENIX HOME LIFE MUTUAL
       INSURANCE COMPANY
       CONSOLIDATED FINANCIAL STATEMENTS
       DECEMBER 31, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ..................................................................    F-3

Consolidated Balance Sheet as of December 31, 1999 and 2000.........................................    F-4

Consolidated Statement of Income, Comprehensive Income and Equity for the years
   ended December 31, 1998, 1999 and 2000...........................................................    F-5

Consolidated Statement of Cash Flows for the years ended December 31, 1998, 1999 and 2000...........    F-6

Notes to Consolidated Financial Statements.......................................................F-8 - F-56

[LOGO OMITTED] PRICEWATERHOUSECOOOPERS PWC

--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/PricewaterhouseCoopers LLP


February 15, 2001

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                         AS OF DECEMBER 31,
                                                                                 ----------------------------------
                                                                                        1999              2000
                                                                                 --------------      --------------
                                                                                             (IN MILLIONS)
Assets:
Investments
    Held-to-maturity debt securities, at amortized cost                          $      1,958.2      $      2,109.6
    Available-for-sale debt securities, at fair value                                   5,506.8             5,949.0
    Equity securities, at fair value                                                      437.2               335.5
    Mortgage loans                                                                        716.8               593.4
    Real estate                                                                            92.0                77.9
    Policy loans                                                                        2,042.6             2,105.2
    Venture capital partnerships                                                          338.1               467.3
    Other invested assets                                                                 188.0               235.7
    Short-term investments                                                                133.4               547.2
                                                                                 --------------      --------------
       Total investments                                                               11,413.1            12,420.8

Cash and cash equivalents                                                                 187.6               176.6
Accrued investment income                                                                 174.9               194.5
Deferred policy acquisition costs                                                       1,318.8             1,019.0
Premiums, accounts and notes receivable                                                   119.2               155.8
Reinsurance recoverables                                                                   18.8                16.6
Property and equipment, net                                                               137.7               122.2
Goodwill and other intangible assets, net                                                 593.3               595.9
Investments in unconsolidated subsidiaries                                                160.7               159.9
Net assets of discontinued operations (Note 13)                                           187.6                25.5
Other assets                                                                               51.4                49.8
Separate account assets                                                                 5,923.9             5,376.6
                                                                                 --------------      --------------
    Total assets                                                                 $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



Liabilities:
    Policy liabilities and accruals                                              $     10,899.8      $     11,372.6
    Policyholder deposit funds                                                            538.2               678.4
    Notes payable                                                                         499.4               425.4
    Deferred income taxes                                                                  83.3                 9.4
    Other liabilities                                                                     486.3               473.0
    Separate account liabilities                                                        5,923.9             5,376.6
                                                                                 --------------      --------------
       Total liabilities                                                               18,430.9            18,335.4
                                                                                 --------------      --------------

Contingent liabilities (Note 21)

Minority interest in net assets of consolidated subsidiaries                              100.1               136.9
                                                                                 --------------      --------------
Equity:
    Retained earnings                                                                   1,731.5             1,820.7
    Accumulated other comprehensive income                                                 24.5                20.2
                                                                                 --------------      --------------
       Total equity                                                                     1,756.0             1,840.9

       Total liabilities and equity                                              $     20,287.0      $     20,313.2
                                                                                 ==============      ==============



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                                  1998               1999                  2000
                                                             ----------------   ----------------     --------------
                                                                                 (IN MILLIONS)
Revenues
  Premiums                                                   $       1,175.8    $       1,175.7      $      1,147.4
  Insurance and investment product fees                                537.5              574.6               631.0
  Net investment income                                                859.6              953.1             1,127.4
  Net realized investment gains                                         58.2               75.8                89.2
                                                             ---------------    ---------------      --------------
    Total revenues                                                   2,631.1            2,779.2             2,995.0
                                                             ---------------    ---------------      --------------

Benefits and expenses
  Policy benefits and increase in policy liabilities                 1,409.8            1,373.1             1,409.8
  Policyholder dividends                                               351.6              360.5               378.0
  Amortization of deferred policy acquisition costs                    138.0              147.9               356.0
  Amortization of goodwill and other intangible assets                  28.8               40.1                36.9
  Interest expense                                                      29.8               34.0                32.7
  Other operating expenses                                             516.3              557.9               626.3
                                                             ---------------    ---------------      --------------
    Total benefits and expenses                                      2,474.3            2,513.5             2,839.7
                                                             ---------------    ---------------      --------------
Income from continuing operations before income taxes,                 156.8              265.7               155.3
  minority interest and equity in earnings of and
  interest earned from investments in unconsolidated
  subsidiaries

Income taxes                                                            56.0               99.0                55.4
                                                             ---------------    ---------------      --------------
Income from continuing operations before minority                      100.8              166.7                99.9
  interest and equity in earnings of and interest earned
  from investments in unconsolidated subsidiaries

Minority interest in net income of consolidated
subsidiaries                                                            10.5               10.1                14.1
Equity in earnings of and interest earned from
  investments in unconsolidated subsidiaries                             1.6                5.5                 9.0
                                                             ---------------    ---------------      --------------

Income from continuing operations                                       91.9              162.1                94.8

Discontinued operations (Note 13)
  Income from discontinued operations, net of income taxes              45.2               36.1                 9.4
  Loss on disposal, net of income taxes                                                  (109.0)              (20.9)
                                                             ---------------    ---------------      --------------

Net income                                                             137.1               89.2                83.3
                                                             ---------------    ---------------      --------------

Other comprehensive loss, net of income taxes
  Unrealized (losses) gains on securities                              (46.9)             (66.8)               53.0
  Reclassification adjustment for net realized gains
  included in net income                                               (13.0)              (1.5)              (58.9)
  Minimum pension liability adjustment                                  (1.5)              (1.5)                1.6
                                                             ---------------    ---------------      --------------
    Total other comprehensive loss                                     (61.4)             (69.8)               (4.3)
                                                             ---------------     ---------------     --------------

Comprehensive income                                                    75.7               19.4                79.0
Majority interest in stock issuance transactions                                                                5.9
                                                             ---------------    ---------------      --------------

Equity, beginning of year                                            1,660.9            1,736.6             1,756.0
                                                             ---------------    ---------------      --------------

Equity, end of year                                          $       1,736.6    $       1,756.0      $      1,840.9
                                                             ===============    ===============      ==============


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                    1998              1999                2000
                                                             ---------------    ---------------      --------------
                                                                                   (IN MILLIONS)
Cash flows from operating activities:
  Net income                                                 $         137.1    $          89.2      $         83.3

Adjustments to reconcile net income to net cash provided
    by operating activities:
  Net (gain) loss from discontinued operations                         (45.2)              72.9                11.5
  Net realized investment gains                                        (58.2)             (75.8)              (89.2)
  Amortization and depreciation                                         58.5               72.0                56.8
  Equity in undistributed earnings of affiliates and
    partnerships                                                       (44.1)            (138.2)             (297.7)
  Deferred income taxes (benefit)                                        2.8              (13.9)              (37.0)
  Increase in receivables                                              (26.7)             (62.9)              (54.0)
  (Increase) decrease in deferred policy acquisition costs             (29.6)              (0.3)              183.2
  Increase in policy liabilities and accruals                          386.0              321.2               472.8
  Change in other assets/other liabilities, net                         65.7               51.3                45.4
  Other operating activities, net                                        1.8                2.5
                                                             ---------------    ---------------      --------------
  Net cash provided by continuing operations                           448.1              318.0               375.1
  Net cash provided by (used for) discontinued operations               97.6              (76.7)             (264.6)
                                                             ---------------    ---------------      --------------

  Net cash provided by operating activities                            545.7              241.3               110.5
                                                             ---------------    ---------------      --------------

Cash flows from investing activities:
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                               1,322.4            1,702.9             1,236.9
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                   267.7              186.7               209.5
  Proceeds from disposals of equity securities                          45.2              163.5               515.4
  Proceeds from mortgage loan maturities or repayments                 200.4              124.9               127.6
  Proceeds from sale of real estate and other invested assets          439.9               38.0                26.6
  Proceeds from distributions of venture capital  partnerships          18.6               26.7                37.9
  Proceeds from sale of subsidiaries and affiliates                     16.3               46.4                14.1
  Proceeds from sale of property and equipment                                                                 20.6
  Purchase of available-for-sale debt securities                    (2,404.3)          (1,672.6)           (1,418.4)
  Purchase of held-to-maturity debt securities                        (585.4)            (395.5)             (356.0)
  Purchase of equity securities                                        (85.0)            (162.4)             (130.5)
  Purchase of subsidiaries                                             (11.2)            (187.6)              (59.3)
  Purchase of mortgage loans                                           (76.0)             (25.3)               (1.0)
  Purchase of investments in unconsolidated subsidiaries and
    other invested assets                                             (134.2)            (103.4)              (46.5)
  Purchase of venture capital partnerships                             (67.2)            (108.5)              (95.1)
  Change in short-term investments, net                                855.1               52.6              (413.8)
  Increase in policy loans                                             (21.5)             (34.3)              (62.7)
  Capital expenditures                                                 (27.2)             (20.5)              (21.5)
  Other investing activities, net                                       (6.5)               1.7
                                                             ---------------    ---------------      --------------
Net cash used for continuing operations                               (252.9)            (366.7)             (416.2)
Net cash (used for) provided by discontinued operations                (78.2)             105.6               259.5
                                                             ---------------    ---------------      --------------

Net cash used for investing activities                       $        (331.1)   $        (261.1)     $       (156.7)
                                                             ---------------    ---------------      --------------


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                   1998              1999                 2000
                                                             ---------------    ---------------      --------------
                                                                                (IN MILLIONS)
Cash flows from financing activities:
Net (withdrawals) deposits of policyholder deposit funds,
  net of interest credited                                   $         (28.7)   $           6.5      $        140.2
(Repayments) proceeds from securities sold subject to
  repurchase agreements                                               (137.5)              28.4               (28.4)
Proceeds from borrowings                                                  .1              175.1                50.0
Repayment of borrowings                                                (63.3)            (125.0)             (124.0)
Dividends paid to minority shareholders in consolidated
  subsidiaries                                                          (4.9)              (4.2)               (5.8)
Other financing activities, net                                         (5.7)               (.4)                3.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by continuing operations                 (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net cash (used for) provided by financing activities                  (240.0)              80.4                35.2
                                                             ---------------    ---------------      --------------
Net change in cash and cash equivalents                                (25.4)              60.6               (11.0)

Cash and cash equivalents, beginning of year                           152.4              127.0               187.6
                                                             ---------------    ---------------      --------------
Cash and cash equivalents, end of year                       $         127.0    $         187.6      $        176.6
                                                             ===============    ===============      ==============

Supplemental cash flow information:
Income taxes paid, net                                       $          44.5    $         106.4      $        135.8
Interest paid on indebtedness                                $          32.8    $          34.8      $         34.1


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

         Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) provide wealth management products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory services. These products and services are managed within four reportable segments: Life and Annuity, Investment Management, Venture Capital and Corporate and Other. See Note 12 - "Segment Information."

         Additionally, in 1999, Phoenix discontinued the operations of three of its business units: the Reinsurance Operations, the Real Estate Management Operations and the Group Life and Health Operations. See
         Note 13 - "Discontinued Operations."

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

         The consolidated financial statements include the accounts of Phoenix and its subsidiaries. Less than majority-owned entities, in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity method of accounting.

         These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

         VALUATION OF INVESTMENTS

         Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

         For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

         Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

         Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

         Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

         Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

         Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in net investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. These valuations subject the earnings to volatility. Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Phoenix's investment in these venture capital partnerships is as a limited partner.

         Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

         Short-term investments are carried at amortized cost, which approximates fair value.

         Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

         FINANCIAL INSTRUMENTS

         In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

         Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

         Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

         Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

         In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include cash on hand and money market instruments.

         DEFERRED POLICY ACQUISITION COSTS

         In conjunction with the 1997 acquisition of Confederation Life business, Phoenix recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

         The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

         For individual participating life insurance policies, DAC and PVFP are amortized in proportion to historical and estimates of expected future gross margins. These estimates of expected gross margins are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross margins to support the recoverability of the remaining DAC balances.

         For universal life insurance policies and investment type contracts, DAC and PVFP are amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

         Internal replacements are defined as an exchange of an existing Phoenix life insurance or annuity policy for a different Phoenix life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

         GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over periods ranging from 10 to 40 years, corresponding with the benefits expected to be derived from the acquisitions. The weighted-average life of goodwill is approximately 38 years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from 5 to 16 years for investment management contracts and 3 to 7 years for employee contracts. The weighted-average life of other intangible assets approximates 13 years. The propriety of the carrying value of goodwill and other intangible assets is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix's business.

         INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries represents investments in operating entities in which Phoenix owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix owns less than 20% if Phoenix exercises significant influence over the operating and financial policies of the company. Phoenix utilizes the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated subsidiaries also includes, where applicable, Phoenix's investments in senior securities of these entities.

         SEPARATE ACCOUNTS

         Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

         POLICY LIABILITIES AND ACCRUALS

         Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00%. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15%, less administrative and mortality charges.

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

         PREMIUM AND FEE REVENUE AND RELATED EXPENSES

         Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

         INVESTMENT MANAGEMENT FEES

         Investment management fees and mutual fund ancillary fees included in insurance and investment product fees in the accompanying Consolidated Statement of Income, Comprehensive Income and Equity, are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment. Mutual fund ancillary fees consist of dealer concessions, distribution fees, administrative fees, shareholder services agent fees, and accounting fees. Dealer concessions and underwriting fees earned (net of related expenses) from the distribution and sale of affiliated mutual fund shares and other securities are recorded on a trade date basis.

         REINSURANCE

         Phoenix utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

         Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         POLICYHOLDER DIVIDENDS

         Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholder dividends to be paid is determined annually by Phoenix's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

         INCOME TAXES

         Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2000 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

         As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholder surplus. Phoenix estimates the differential earnings rate
         (DER) each year using available information including industry surveys. The IRS subsequently determines the DER applicable to the mutual companies and Phoenix adjusts its estimates accordingly. The impact of the difference between estimated and actual DER is reflected in the income tax provision in the year the IRS determination is made.

         STOCK-BASED COMPENSATION

         SFAS No. 123, "Accounting for Stock-Based Compensation," encourages, but does not require, companies to record compensation cost for stock-based employee compensation plans at fair value. Phoenix's majority owned, consolidated subsidiary, Phoenix Investment Partners
         (PXP), a publicly held investment management company, has chosen to continue to account for stock-based compensation using the intrinsic method prescribed in Accounting Principles Board (APB) Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Accordingly, compensation cost for stock options and restricted stock under existing plans is measured as the excess, if any, of the quoted market price of PXP's stock at the date of the grant over the amount an employee must pay to acquire the stock. (See Note 19
         - "Stock Purchase and Award Plans.")

         RECENT ACCOUNTING PRONOUNCEMENTS

         In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. SFAS 133." This statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings. If the derivative is a hedge, depending on the nature of the hedge, changes in fair value of the derivatives will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings.

         Phoenix adopted SFAS No. 133 and SFAS No. 138 effective January 1, 2001. Phoenix reviewed its inventory of financial instruments, including insurance and annuity contracts and "hybrid" investments, for potential embedded derivatives. Phoenix also reviewed its portfolio of free-standing derivatives, which includes interest rate swap, cap and floor contracts, and foreign currency swap agreements. The effect of adoption of SFAS No. 133 did not have a material impact on its Consolidated Balance Sheet and Consolidated Statement of Income, Comprehensive Income and Equity.

         On January 1, 2001, in accordance with the transition provisions of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix also recorded an offsetting net-of-tax cumulative-effect-type of adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix also recorded a net-of-tax cumulative-effect-type of adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

         For derivative instruments, which were not designated as hedges upon implementation of SFAS No. 133, Phoenix recorded a net-of-tax cumulative-effect-type of adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         as adjustments to the carrying amount of hedged items were not adjusted. There were no gains or losses on derivatives that had been previously deferred that required de-recognition from the balance sheet.

         On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material effect on Phoenix's results from operations or financial position.

         On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expensed as incurred. The adoption of SOP 98-5 did not have a material effect on Phoenix's results from operations or financial position.

3.       SIGNIFICANT TRANSACTIONS

         REORGANIZATION

         On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department (the Insurance Department) a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's Board of Directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the Insurance Department.

         PHOENIX INVESTMENT PARTNERS, LTD.

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. See Note 23 - "Subsequent Events."

         In September 2000, PXP, in accordance with the original terms of Roger Engemann & Associates, Inc.'s (REA) Purchase and Sale Agreement, paid REA an additional purchase price of $50.0 million, based upon growth in REA's management fee revenues. This additional purchase price was financed through borrowings from an existing credit facility and is included as a component of goodwill and other intangible assets in the Consolidated Balance Sheet.

         On March 1, 1999, PXP acquired the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, PXP paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The excess of purchase price over the fair value of acquired net tangible assets of Zweig totaled $136.1 million. Of this excess purchase price, $77.2 million has been allocated to intangible assets, primarily associated with investment management contracts, which are being amortized using a straight-line basis over an average estimated useful life of approximately 12 years. The remaining excess purchase price of $58.9 million has been classified as goodwill and is being amortized over 40 years using a straight-line basis. The Zweig Group managed approximately $2.6 billion of assets as of December 31, 2000.

         On December 3, 1998, PXP completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. PXP received $37.0 million in cash and a $10.0 million three-year interest-bearing note. The transaction resulted in a pre-tax gain of approximately $17.5 million.

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments: the Reinsurance Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial effect of these transactions are contained in
         Note 13 - "Discontinued Operations."

         PROPERTY AND CASUALTY DISTRIBUTION OPERATIONS

         On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also acquired two seats on HRH's board of directors. The pre-tax gain realized on the sale was $40.1 million.

         The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

         The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

         The market value of Phoenix's investments in HRH, based on the closing market price, was $64.2 million and $90.6 million as of December 31, 1999 and 2000, respectively.

         PFG HOLDINGS, INC.

         On October 29, 1999, PM Holdings, a wholly owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value to 80% of the appraised value of the common stock at that time. As of December 31, 2000, this option had not been executed. Since Phoenix officers hold board voting control, the entity has been consolidated and a minority interest has been established for outside shareholders' interests. The transaction resulted in goodwill of $3.8 million to be amortized over ten years.

         PFG Holdings has three operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

         AGL Life Assurance Company must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

         EMPRENDIMIENTO COMPARTIDO, S.A. (EMCO)

         At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete. Payment for the stock will be made in three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to annual interest of 7.06%. The covenant was paid at the time of closing.

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

         On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

         After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

         PHOENIX NEW ENGLAND TRUST HOLDING COMPANY

         On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust Company, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank, fsb, and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

         On September 29, 2000, Phoenix New England Trust Holding Company sold its New Hampshire trust and agency operations, consisting of Charter Holding Corp. (Charter Holding) and Phoenix New England Trust Company for $9.1 million in cash to a partnership consisting of Lake Sunapee Bank, Meredith Village Savings Bank and Savings Bank of Walpole (Partner Banks). Each of the Partner Banks was a minority shareholder in Charter Holding prior to the sale. The pre-tax gain realized on this sale was $0.1 million.

         LOMBARD INTERNATIONAL ASSURANCE, S.A.

         On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A. (Lombard), a pan-European life insurer based in Luxembourg, for $29.1 million in cash. Lombard provides unit-linked life assurance products designed exclusively for high net worth investors in ten European countries. This investment is carried at fair value, for which cost is a reasonable estimate, and is classified as equity securities in the Consolidated Balance Sheet.

         ABERDEEN ASSET MANAGEMENT PLC

         On February 18, 1999, PM Holdings purchased an additional 15,050,000 shares of the common stock of Aberdeen Asset Management PLC (Aberdeen), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares as of December 31, 1999 and 2000, respectively.

         On April 15, 1996, Phoenix purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

         The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated subsidiaries in the Consolidated Balance Sheet. As of December 31, 2000, Phoenix owns 20% of the outstanding Aberdeen common stock, 26% on a diluted basis.

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PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The market value of Phoenix's investments in Aberdeen, based on the closing market price, was $209.5 million and $455.8 million as of December 31, 1999 and 2000, respectively.

         DIVIDEND SCALE REDUCTION

         In November 2000, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000. In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

         REAL ESTATE SALES

         On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309.0 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 2000, Phoenix had two commercial real estate properties remaining with a carrying value of $23.0 million and five joint venture real estate partnerships with a carrying value of $54.9 million, and these investments are reported as real estate on the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.       INVESTMENTS

         Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:


         DEBT AND EQUITY SECURITIES

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        30.6  $          .3  $         (.9) $        30.0
         Foreign government bonds                                   2.4                           (.7)           1.7
         Corporate securities                                   1,781.2           48.0          (39.0)       1,790.2
         Mortgage-backed and asset-backed securities              295.4           15.3           (3.8)         307.0
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,109.6           63.6          (44.4)       2,128.9
                                                          -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         262.5           13.8            (.3)         276.0
         State and political subdivision bonds                    459.9           16.9           (1.9)         474.9
         Foreign government bonds                                 246.0           26.7           (5.8)         266.9
         Corporate securities                                   2,222.1           37.7          (83.1)       2,176.7
         Mortgage-backed and asset-backed securities            2,830.5           63.5          (25.2)       2,868.8
                                                          -------------  -------------  -------------  -------------

            Total available-for-sale securities                 6,021.0          158.6         (116.3)       6,063.3
            Less: available-for-sale securities of
            discontinued operations                               114.3                                        114.3
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities of
           continuing operations                                5,906.7          158.6         (116.3)       5,949.0
                                                          -------------  -------------  -------------  -------------

           Total debt securities of continuing
           operations                                     $     8,016.3  $       222.2  $      (160.7) $     8,077.9
                                                          =============  =============  =============  =============

         Equity securities                                $       297.3  $        77.9  $       (39.7) $       335.5
                                                          =============  =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                            GROSS           GROSS
                                                            AMORTIZED     UNREALIZED      UNREALIZED       FAIR
                                                              COST          GAINS           LOSSES         VALUE
                                                          -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Debt securities
         Held-to-maturity:
         State and political subdivision bonds            $        27.6  $          .4  $        (1.0) $        27.0
         Foreign government bonds                                   3.0                           (.8)           2.2
         Corporate securities                                   1,744.2           12.9          (92.9)       1,664.2
         Mortgage-backed and asset-backed securities              285.4            1.4          (19.2)         267.6
                                                          -------------  -------------  -------------  -------------

           Total held-to-maturity securities                    2,060.2           14.7         (113.9)       1,961.0
           Less: held-to-maturity securities of
             discontinued operations                              102.0             .7           (5.8)          96.9
                                                          -------------  -------------  -------------  -------------
           Total held-to-maturity securities of                 1,958.2           14.0         (108.1)       1,864.1
             continuing operations                        -------------  -------------  -------------  -------------

         Available-for-sale:
         U.S. government and agency bonds                         283.7            1.9           (6.5)         279.1
         State and political subdivision bonds                    495.9            4.8          (21.8)         478.9
         Foreign government bonds                                 273.9           23.7           (4.0)         293.6
         Corporate securities                                   2,353.2           18.6         (102.8)       2,269.0
         Mortgage-backed and asset-backed securities            2,977.1           17.9         (103.2)       2,891.8
                                                          -------------  -------------  -------------  -------------

           Total available-for-sale securities                  6,383.8           66.9         (238.3)       6,212.4
           Less: available-for-sale securities of
             discontinued operations                              725.1            7.6          (27.1)         705.6
                                                          -------------  -------------  -------------  -------------
           Total available-for-sale securities of
             continuing operations                              5,658.7           59.3         (211.2)       5,506.8
                                                          -------------  -------------  -------------  -------------
           Total debt securities of continuing operations $     7,616.9  $        73.3  $      (319.3) $     7,370.9
                                                          =============  =============  =============  =============

         Equity securities                                $       295.2  $       168.1  $       (24.2) $       439.1
           Less: equity securities of discontinued
             operations                                             1.9                                          1.9
                                                          -------------  -------------  -------------  -------------

           Total equity securities of continuing          $       293.3  $       168.1  $       (24.2) $       437.2
             operations                                   =============  =============  =============  =============

         The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $19.6 million, $3.9 million and $3.9 million, for the years ended December 31, 1998, 1999 and 2000, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized losses were $0.8 million, $0.2 million and $3.9 million in 1998, 1999 and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                                HELD-TO-MATURITY             AVAILABLE-FOR-SALE
                                                          ----------------------------  ----------------------------
                                                            AMORITIZED       FAIR        AMORITIZED        FAIR
                                                               COST          VALUE          COST           VALUE
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         Due in one year or less                          $       118.1  $       118.3  $       118.3  $       118.6
         Due after one year through five years                    517.2          519.8          514.7          516.9
         Due after five years through ten years                   649.7          658.1          993.5          982.0
         Due after ten years                                      529.2          525.7        1,564.0        1,577.0
         Mortgage-backed and asset-backed securities              295.4          307.0        2,830.5        2,868.8
                                                          -------------  -------------  -------------  -------------

         Total                                            $     2,109.6  $     2,128.9  $     6,021.0  $     6,063.3
         Less: securities of discontinued operations                                            114.3          114.3
                                                          -------------  -------------  -------------  -------------
         Total securities of continuing operations        $     2,109.6  $     2,128.9  $     5,906.7  $     5,949.0
                                                          =============  =============  =============  =============

         Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                 DECEMBER 31,
                                                                         ----------------------------
                                                                              1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)

         Planned amortization class                                      $       168.0  $       117.4
         Asset-backed                                                            956.9          917.0
         Mezzanine                                                               194.9          166.5
         Commercial                                                              735.2          846.6
         Sequential pay                                                        1,039.0        1,051.4
         Pass through                                                             77.2           60.8
         Other                                                                     6.0            4.5
                                                                         -------------  -------------
         Total mortgage-backed and asset-backed securities               $     3,177.2  $     3,164.2
                                                                         =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORTGAGE LOANS AND REAL ESTATE

         Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

         Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS                REAL ESTATE
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                          ----------------------------  ----------------------------
                                                              1999            2000           1999           2000
                                                          -------------  -------------  -------------  -------------
                                                                              (IN MILLIONS)
         Property type:
         Office buildings                                 $       183.9  $       171.3  $        30.5  $        34.4
         Retail                                                   208.6          183.5           14.1            6.9
         Apartment buildings                                      252.9          180.7           41.7           45.9
         Industrial buildings                                      82.7           64.8
         Other                                                      3.0            2.2            8.9
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============
         Geographic region:
         Northeast                                        $       149.3  $       124.5  $        59.6  $        49.8
         Southeast                                                198.6          147.6
         North central                                            164.1          147.4             .7             .5
         South central                                            105.1          103.7           21.2           22.3
         West                                                     114.0           79.3           13.7           14.6
         Valuation allowances                                     (14.3)          (9.1)          (3.2)          (9.3)
                                                          -------------  -------------  -------------  -------------
         Total                                            $       716.8  $       593.4  $        92.0  $        77.9
                                                          =============  =============  =============  =============

         At December 31, 2000, scheduled mortgage loan maturities were as follows: 2001 - $69.8 million; 2002 - $31.2 million; 2003 - $87.1 million; 2004 - $37.1 million; 2005 - $32.9 million; 2006 - $96.6 million, and $248.0 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $0.0 million of its mortgage loans during 1999 and 2000, respectively, based on terms which differed from those granted to new borrowers.

         The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 2000 is $6.0 million and $11.4 million, respectively. There are valuation allowances of $5.4 million and $9.0 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENT VALUATION ALLOWANCES

         Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                                           BALANCE AT                                   BALANCE AT
                                                           JANUARY 1,      ADDITIONS     DEDUCTIONS     DECEMBER 31,
                                                          -------------  -------------  -------------  -------------
                                                                               (IN MILLIONS)
         2000
         Mortgage loans                                   $        14.3  $         1.8  $        (7.0) $         9.1
         Real estate                                                3.2            6.1                           9.3
                                                          -------------  -------------  -------------  -------------

         Total                                            $        17.5  $         7.9  $        (7.0) $        18.4
                                                          =============  =============  =============  =============


         1999
         Mortgage loans                                   $        30.6  $         9.7  $       (26.0) $        14.3
         Real estate                                                6.4             .2           (3.4)           3.2
                                                          -------------  -------------  -------------  -------------

         Total                                            $        37.0  $         9.9  $       (29.4) $        17.5
                                                          =============  =============  =============  =============


         1998
         Mortgage loans                                   $        35.8  $        50.6  $       (55.8) $        30.6
         Real estate                                               28.5            5.1          (27.2)           6.4
                                                          -------------  -------------  -------------  -------------

         Total                                            $        64.3  $        55.7  $       (83.0) $        37.0
                                                          =============  =============  =============  =============

         NON-INCOME PRODUCING MORTGAGE LOANS AND DEBT SECURITIES

         The net carrying values of non-income producing mortgage loans were $0.0 million and $6.0 million at December 31, 1999 and 2000, respectively. There were no non-income producing debt securities at December 31, 1999 and 2000.


         VENTURE CAPITAL PARTNERSHIPS

         Phoenix invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

         Phoenix records its equity in the earnings of these partnerships in net investment income.

         The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                             1998           1999           2000
                                                                         ------------   -------------  -------------
                                                                                        (IN MILLIONS)
         Operating losses                                                $        (2.7) $        (8.9) $        (7.7)
         Realized gains on cash and stock distributions                           23.3           84.7          223.3
         Net unrealized gains on investments held in the
           partnerships                                                           19.0           64.1           61.7
                                                                         -------------  -------------  -------------

         Total venture capital partnership net investment                $        39.6  $       139.9  $       277.3
           income                                                        =============  =============  =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         OTHER INVESTED ASSETS

         Other invested assets were as follows:

                                                                                  DECEMBER 31,
                                                                         ----------------------------
                                                                               1999          2000
                                                                         -------------  -------------
                                                                                 (IN MILLIONS)
         Transportation and equipment leases                             $        82.1  $        83.2
         Affordable housing partnerships                                          22.2           29.1
         Investment in other affiliates                                           12.4            7.5
         Seed money in separate accounts                                          33.3           41.2
         Mezzanine partnerships                                                   17.5           30.4
         Other partnership interests                                              24.5           44.3
                                                                         -------------  -------------

         Total other invested assets                                             192.0          235.7
         Less: other invested assets of discontinued operations                    4.0
                                                                         -------------  -------------
         Total other invested assets of continuing operations            $       188.0  $       235.7
                                                                         =============  =============


         NET INVESTMENT INCOME

         The components of net investment income for the year ended December 31, were as follows:


                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
         Debt securities                                        $       596.3      $       637.4       $      622.2
         Equity securities                                                6.5                7.9               13.3
         Mortgage loans                                                  83.1               66.3               54.6
         Policy loans                                                   146.5              149.0              157.4
         Real estate                                                     38.3                9.7                9.2
         Venture capital partnerships                                    39.6              139.9              277.3
         Other invested assets                                            4.8                 .7                1.2
         Short-term investments                                          23.8               22.6               27.5
                                                                -------------      -------------       -------------

         Sub-total                                                      938.9            1,033.5            1,162.7
         Less: investment expenses                                       14.0               13.0               14.3
                                                                -------------      -------------       -------------

         Net investment income                                          924.9            1,020.5            1,148.4
         Less: net investment income of discontinued
           operations                                                    65.3               67.4               21.0
                                                                -------------      -------------       -------------
         Total net investment income of continuing              $       859.6      $       953.1       $    1,127.4
           operations                                           =============      =============       =============

         Investment income of $4.5 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2000. Phoenix does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See Note 2 - "Summary of Significant Accounting Policies - Valuation of Investments" for further information on mortgage loan and debt security impairment.

         The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $34.9 million at December 31, 1999 and 2000, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         $4.9 million, $4.1 million and $3.9 million in 1998, 1999 and 2000, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.5 million and $3.1 million in 1998, 1999 and 2000, respectively.

         INVESTMENT GAINS AND LOSSES

         Net unrealized investment gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                     1998              1999                2000
                                                                -------------      -------------       -------------
                                                                                   (IN MILLIONS)
          Debt securities                                       $        (7.0)     $      (428.5)      $       213.8

          Equity securities                                             (91.9)              63.2              (105.7)
          DAC                                                             6.7              260.3              (117.2)
          Deferred income tax benefits                                  (32.3)             (36.7)               (3.2)
                                                                -------------      -------------       -------------

          Net unrealized investment losses
            on securities available-for-sale                    $       (59.9)     $       (68.3)      $        (5.9)
                                                                =============      =============       =============

         Net realized investment gains and losses for the year ended December 31, were as follows:

                                                                            1998           1999            2000
                                                                        -------------  -------------   -------------
                                                                                       (IN MILLIONS)
          Debt securities                                              $        (4.3) $       (20.4)   $       (54.2)
          Equity securities                                                     11.9           16.6            146.8
          Mortgage loans                                                        (6.9)          18.5              3.0
          Real estate                                                           67.5            2.9             (4.3)
          Sale of property and casualty distribution subsidiary                                40.1              (.8)
          Other invested assets                                                 (4.6)          18.5             (1.1)
                                                                       -------------  -------------    -------------

          Net realized investment gains                                         63.6           76.2             89.4
          Less: net realized investment gains  from discontinued
            operations                                                           5.4             .4               .2
                                                                       -------------  -------------    -------------
          Net realized investment gains from continuing operations     $        58.2  $        75.8    $        89.2
                                                                       =============  =============    =============

         The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                                            1998            1999            2000
                                                                       -------------  -------------    -------------
                                                                                       (IN MILLIONS)

          Proceeds from disposals                                      $      912.7     $   1,106.9    $       898.5
          Gross realized gains on sales                                $       17.4     $      21.8    $         8.7
          Gross realized losses on sales                               $       33.6     $      39.1    $        53.2

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.       GOODWILL AND OTHER INTANGIBLE ASSETS

         Goodwill and other intangible assets were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          PXP gross amounts:
            Goodwill                                                       $           384.6     $          425.7
            Investment management contracts                                            236.0                244.0
            Non-compete covenant                                                         5.0                  5.0
            Other                                                                       10.9                  4.5
                                                                           -----------------     ----------------
          Totals                                                                       636.5                679.2
                                                                           -----------------     ----------------

          Other gross amounts:
            Goodwill                                                                    32.6                 25.2
            Intangible asset related to pension plan benefits                           11.7                  8.3
            Other                                                                        1.2                  1.0
                                                                           -----------------     ----------------
          Totals                                                                        45.5                 34.5
                                                                           -----------------     ----------------

          Total gross goodwill and other intangible assets                             682.0                713.7

          Accumulated amortization - PXP                                               (79.9)              (112.4)
          Accumulated amortization - other                                              (8.8)                (5.4)
                                                                           -----------------     ----------------

          Total goodwill and other intangible assets, net                  $           593.3     $          595.9
                                                                           =================     ================

         In 2000, Phoenix wrote off $1.9 million of goodwill associated with its acquisition of PractiCare, Inc. in 1997. In 1999, Phoenix wrote off
         $2.6 million of goodwill associated with its acquisition of Phoenix
         National Life Insurance Company in 1998 and $2.0 million associated with an acquisition of Phoenix New England Trust in 1999.


6.       INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

         Investments in unconsolidated subsidiaries were as follows:

                                                                                        DECEMBER 31,
                                                                           --------------------------------------
                                                                                  1999                 2000
                                                                           -----------------     ----------------
                                                                                       (IN MILLIONS)
          EMCO common stock                                                $            13.4     $           14.8
          Aberdeen common stock                                                         61.6                 58.7
          Aberdeen 7% convertible subordinated notes                                    37.5                 37.5
          HRH common stock                                                              16.2                 16.9
          HRH 5.25% convertible subordinated notes                                      32.0                 32.0
                                                                           -----------------     ----------------
          Total investments in unconsolidated subsidiaries                 $           160.7     $          159.9
                                                                           =================     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of equity in earnings of and interest earned from investments in unconsolidated subsidiaries for the year ended December 31, were as follows:


                                                                      1998               1999              2000
                                                                ----------------   ---------------   ---------------
                                                                                    (IN MILLIONS)
         EMCO common stock                                      $           (1.4)   $          1.1   $           1.4
         Aberdeen common stock                                               1.2               2.9               7.0
         Aberdeen 7% convertible subordinated notes                          2.6               2.6               2.6
         HRH common stock                                                                       .7               1.2
         HRH 5.25% convertible subordinated notes                                              1.1               1.7
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest                            2.4               8.4              13.9
           earned from investments in unconsolidated
           subsidiaries before income taxes
         Income taxes                                                         .8               2.9               4.9
                                                                ----------------   ---------------   ---------------
         Total equity in earnings of and interest               $            1.6   $           5.5    $          9.0
           earned from investments in unconsolidated            ================   ===============   ===============
           subsidiaries

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       DERIVATIVE INSTRUMENTS

         Derivative instruments as of December 31, are summarized below:

                                                                        1999                         2000
                                                               --------------------     -----------------------
                                                                              (IN MILLIONS)
         ASSET HEDGES
         Foreign currency swaps:
           Notional amount                                     $              8.1     $            24.3
           Weighted average received rate                                  12.04%                12.11%
           Weighted average paid rate                                      10.00%                10.61%
           Fair value                                          $               .2     $             2.0

         Interest rate swaps:
           Notional amount                                     $             43.0     $            43.0
           Weighted average received rate                                   7.51%                 7.51%
           Weighted average paid rate                                       6.14%                 6.78%
           Fair value                                          $               .4     $             1.9

         LIABILITY HEDGES
         Swaptions:
           Notional amount                                     $          1,600.0     $
           Weighted average strike rate                                     5.02%
           Index rate (1)                                              10 Yr. CMS
           Fair value                                          $            (8.2)     $

         Interest rate floors:
           Notional amount                                     $          1,210.0     $           110.0
           Weighted average strike rate                                     4.57%                 4.79%
           Index rate (1)                                        2-10 Yr. CMT/CMS       2-5 Yr. CMT/CMS
           Fair value                                          $            (7.5)     $            (.1)

          Interest rate swaps:
            Notional amount                                     $           431.0     $           410.0
            Weighted average received rate                                  6.22%                 6.66%
            Weighted average paid rate                                      6.09%                 6.50%
            Fair value                                          $             1.1     $             6.1

          Interest rate caps:
            Notional amount                                     $            50.0     $            50.0
            Weighted average strike rate                                    7.95%                 7.95%
            Index rate (1)                                             10 Yr. CMT            10 Yr. CMT
            Fair value                                          $              .8     $

         (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

         The increase in net investment income related to interest rate swap contracts was $2.1 million, $1.0 million and $1.4 million for the years ended December 31, 1998, 1999 and 2000, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $0.2 million, $2.3 million and $2.3 million for the years ended December 31, 1998, 1999 and 2000, respectively, representing quarterly premium payments on these instruments which are

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

         Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

         Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

8.       NOTES PAYABLE

                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                        1999                          2000
                                                               -----------------------      ------------------------
                                                                                 (IN MILLIONS)
         Short-term debt                                       $                  21.6      $                    .3
         Bank borrowings, blended rate 6.9% due in varying
           amounts to 2004                                                       260.3                        230.0
         Notes payable                                                             1.1
         Subordinated debentures, 6% due 2015                                     41.4                         20.1
         Surplus notes, 6.95%, due 2006                                          175.0                        175.0
                                                               -----------------------      -----------------------

         Total notes payable                                   $                 499.4      $                 425.4
                                                               =======================      =======================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Phoenix has several lines of credits established with major commercial banks. The first facility has a $100.0 million line of credit maturing October 3, 2001. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk-based capital ratio, and that it not exceed a maximum leverage ratio. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The second facility has a $100.0 million line that matures November 1, 2001. Loans under this facility may be made available to Phoenix or PM Holdings with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars for any period prior to maturity or in Eurodollars based on maturities of 30, 60, 90 or 180 days. Domestic dollar loans bear interest at the greater of the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Domestic dollar drawdowns may also be executed at various maturities that bear interest at the bank's certificate of deposit rate plus 0.285%. Eurodollar loans bear interest at LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum risk based capital ratio and a minimum capital to asset ratio, as well as other ratios, including debt to capital, non-investment-grade assets to total assets, and real estate assets to net invested assets. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement.

         The third facility has a (pound)20.0 million line that matures on July 11, 2001. Loans under this facility bear interest at Sterling LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. At December 31, 2000, Phoenix had no outstanding borrowing under this agreement, and in January 2001, terminated this agreement.

         The fourth facility is a $200.0 million syndicated line maturing in August 2002 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. PXP may select from the Certificate of Deposit (CD), Eurodollar, or the Base Lending rate, plus an applicable margin in the case of Eurodollar and CD rate loans. The credit agreement contains customary financial and operating covenants including, among other provisions, requirements that the company maintain certain financial ratios and satisfy certain financial tests, restrictions on the ability to incur indebtedness and limitations on the amount of PXP's capital expenditures. As of December 31, 2000, PXP had $190.0 million outstanding under this agreement.

         The fifth facility is a $175.0 million line maturing in March 2004 available to PXP with Phoenix's unconditional guarantee. Drawdowns may be executed in domestic U.S. dollars or in Eurodollars. Domestic dollar loans bear interest at the bank's commercial prime rate or the effective federal funds rate plus 0.5%. Eurodollar loans bear interest at rates equal to LIBOR plus an applicable margin. The credit agreement contains customary financial and operating covenants. As of December 31, 2000 PXP had $40.0 million outstanding under this agreement.

         In November 1996, Phoenix issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the Superintendent), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix. As of December 31, 2000, Phoenix had $175.0 million in surplus notes outstanding.

         As of December 31, 2000 Phoenix had outstanding $20.1 million principal amount of 6% convertible subordinated debentures due 2015, issued by PXP and held by outside third parties. PXP issued these debentures in April 1998 in exchange for all outstanding shares of its Series A convertible exchangeable preferred stock. Each $25.00 principal amount of these debentures is convertible into

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         3.11 shares of PXP common stock at any time upon the holder's election and the debentures may be redeemed by PXP, in whole or in part at any time upon 15 days' notice beginning November 1, 2000.

         Additionally, Phoenix has access to several other, smaller credit lines. The total unused credit was $377.5 million at December 31, 2000.

         Maturities of other indebtedness are as follows: 2001 - $0.3 million; 2002 - $190.0 million; 2003 - $0.0 million; 2004 - $40.0 million; 2005
         - $0.0 million; 2006 and thereafter - $195.1 million.

         Interest expense was $29.8 million, $34.0 million and $32.7 million for the years ended December 31, 1998, 1999 and 2000, respectively.

9.       INCOME TAXES

         A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1998                   1999                  2000
                                                 -------------------   -------------------   -------------------
                                                                          (IN MILLIONS)
         Income taxes
           Current                               $              49.6   $             114.0   $             122.4
           Deferred                                              6.4                 (15.0)                (67.0)
                                                 -------------------   -------------------   -------------------

         Total                                   $              56.0   $              99.0   $              55.4
                                                 ===================   ===================   ===================

         The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                                        1998                   1999                   2000
                                                 --------------------   --------------------   --------------------
                                                  (IN MILLIONS)    %     (IN MILLIONS)    %     (IN MILLIONS)    %
                                                 --------------  ----   --------------  ----   --------------  ----
         Income tax expense at statutory         $         54.9   35%             93.1   35%             54.4   35%
           rate

         Dividend received deduction and
           tax-exempt interest                             (3.3) (2)%             (3.0) (1)%            (6.7)  (4)%
         Other, net                                         4.4    3%             (2.7) (1)%            (2.6)  (2)%
                                                 --------------  ----   --------------  ----   --------------  ----
                                                           56.0   36%             87.4   33%             45.1   29%

         Differential earnings
           (equity tax)                                                           11.6    4%             10.3    7%
                                                 --------------  ----   --------------  ----   --------------  ----


         Income taxes                            $         56.0   36%   $         99.0   37%   $         55.4   36%
                                                 --------------  ----   --------------  ----   --------------  ----

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The net deferred income tax liability represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                        -----------------------------------------
                                                                              1999                    2000
                                                                        ------------------      -----------------
                                                                                     (IN MILLIONS)
         DAC                                                            $            287.0     $            217.9
         Unearned premium/deferred revenue                                          (139.4)                (139.0)
         Impairment reserves                                                         (15.6)                 (16.8)
         Pension and other postretirement benefits                                   (68.9)                 (65.1)
         Investments                                                                 177.2                  177.0
         Future policyholder benefits                                               (181.2)                (186.4)
         Other                                                                         3.1                    8.3
                                                                        ------------------      -----------------
                                                                                      62.2                   (4.1)
         Net unrealized investment gains                                              23.6                   11.9
         Minimum pension liability                                                    (4.1)                  (3.3)
         Equity in earnings of unconsolidated subsidiaries                             1.6                    4.9
                                                                        ------------------      -----------------

         Deferred income tax liability, net                             $             83.3      $             9.4
                                                                        ==================      =================

         Gross deferred income tax assets totaled $409.2 million and $410.6 million at December 31, 1999 and 2000, respectively. Gross deferred income tax liabilities totaled $492.5 million and $420.0 million at December 31, 1999 and 2000, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 2000 will be realized.

10.      PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

         PENSION PLANS

         Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         Components of net periodic pension cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           (income) Service cost                                 $         11.7   $        12.7   $          9.7
           Interest cost                                                   23.8            25.7             28.6
           Curtailments                                                                    21.6               .5
           Expected return on plan assets                                 (25.9)          (29.4)           (34.5)
           Amortization of net transition asset                            (2.5)           (2.5)            (2.5)
           Amortization of prior service cost                               1.8             1.8              1.3
           Amortization of net gain                                        (1.3)           (2.9)            (7.6)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost (income)                    $          7.6   $        27.0   $         (4.5)
                                                                 ==============   =============   ==============

         In 1999 and 2000, Phoenix offered special retirement programs under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 374 eligible employees, 177 accepted the special retirement programs. As a result of the special retirement programs, Phoenix recorded additional pension expense of $21.6 million and $3.3 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a pension credit (income) of $2.8 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

         The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
         Change in projected benefit obligation
           Projected benefit obligation at beginning of year            $            367.3      $           397.9
           Service cost                                                               12.7                    9.7
           Interest cost                                                              25.7                   28.6
           Plan amendments                                                            23.9                    3.5
           Curtailments                                                               (6.4)                  (8.1)
           Actuarial loss                                                             (5.3)                    .4
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Projected benefit obligation at end of year                  $            397.9      $           407.9
                                                                        ==================      =================

         Change in plan assets
           Fair value of plan assets at beginning of year               $            377.2      $           442.8
           Actual return on plan assets                                               81.7                   21.6
           Employer contributions                                                      3.9                    4.5
           Benefit payments                                                          (20.0)                 (24.1)
                                                                        ------------------      -----------------
           Fair value of plan assets at end of year                     $            442.8      $           444.8
                                                                        ==================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
                                                                        -----------------------------------------
                                                                                1999                   2000
                                                                        ------------------      -----------------
                                                                                      (IN MILLIONS)
           Funded status of the plan                                    $             44.9      $            36.9
           Unrecognized net transition asset                                         (12.3)                  (9.9)
           Unrecognized prior service cost                                            11.8                    8.3
           Unrecognized net gain                                                    (135.5)                (117.4)
                                                                        ------------------      -----------------
           Net amount recognized                                        $            (91.1)     $           (82.1)
                                                                        ==================      =================

         Amounts recognized in the Consolidated Balance
           Sheet consist of:
           Accrued benefit liability                                    $           (114.7)     $           (99.8)
           Intangible asset                                                           11.7                    8.3
           Accumulated other comprehensive income                                     11.9                    9.4
                                                                        ------------------      -----------------
           Amounts recognized in the Consolidated Balance               $            (91.1)     $           (82.1)
              Sheet                                                     ==================      =================

         At December 31, 1999 and 2000, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $73.6 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 2000 related to this plan were $60.1 million and $61.7 million, respectively, and are included in other liabilities on the Consolidated Balance Sheet.

         Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.1 million, net of income taxes, at December 31, 1999 and 2000, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $8.3 million as of December 31, 1999 and 2000 related to the non-qualified plan.

         The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% for 1999 and 2000. The discount rate assumption for 2000 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% for 1999 and 2000. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 2000.

         The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

         Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1999 and 2000 were $4.1 million, $4.0 million and $3.8 million, respectively.

         OTHER POSTRETIREMENT BENEFIT PLANS

         In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

         Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

         The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                      1998            1999             2000
                                                                 --------------   -------------   --------------
                                                                                  (IN MILLIONS)
         Components of net periodic benefit cost
           Service cost                                          $          3.4   $         3.4   $          2.2
           Interest cost                                                    4.6             4.6              4.3
           Curtailments                                                                     5.4             (1.7)
           Amortization of net gain                                        (1.2)           (1.5)            (2.2)
                                                                 --------------   -------------   --------------
           Net periodic benefit cost                             $          6.8   $        11.9   $          2.6
                                                                 ==============   =============   ==============

         As a result of the special retirement programs, Phoenix recorded an additional postretirement benefit expense (pre-tax) of $5.5 million and $1.1 million for the years ended December 31, 1999 and 2000, respectively. Also, in 2000, Phoenix recognized a postretirement credit (income) of $2.9 million related to the sale of its group life and health operations. This credit is included in the results of discontinued operations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



         The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                            DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      1999              2000
                                                                                 ---------------   ---------------
                                                                                          (IN MILLIONS)
         Change in projected postretirement benefit obligation
           Projected benefit obligation at beginning of year                     $          71.1   $          71.4
           Service cost                                                                      3.4               2.2
           Interest cost                                                                     4.6               4.3
           Plan amendments                                                                   5.8               1.3
           Curtailments                                                                      (.3)             (3.1)
           Actuarial gain                                                                   (8.7)             (9.6)
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Projected benefit obligation at end of year                                      71.4              62.6
                                                                                 ---------------   ---------------

         Change in plan assets
           Employer contributions                                                            4.5               3.9
           Benefit payments                                                                 (4.5)             (3.9)
                                                                                 ---------------   ---------------
           Fair value of plan assets at end of year
                                                                                 ---------------   ---------------

         Funded status of the plan                                                         (71.4)            (62.6)
         Unrecognized net gain                                                             (33.6)            (41.0)
                                                                                 ---------------   ---------------
           Accrued benefit liability                                             $        (105.0)  $        (103.6)
                                                                                 ===============   ===============

         The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1999 and 2000.

         For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 6.5% in 1999 and 2000, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

         The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.8 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.5 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

         OTHER POSTEMPLOYMENT BENEFITS

         Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were ($0.5) million for 1998, $0.5 million for 1999, and ($0.7) million for 2000.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      COMPREHENSIVE INCOME

         The components of, and related income tax effects for, other comprehensive income for the year ended December 31, were as follows:


                                                                     1998              1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Unrealized (losses) gains on securities available-
           for-sale:
         Before-tax amount                                      $         (72.3)  $        (102.8)  $          81.5
         Income tax (benefit) expense                                     (25.4)            (36.0)             28.5
                                                                ---------------   ---------------   ---------------
         Totals                                                           (46.9)            (66.8)             53.0
                                                                ---------------   ---------------   ---------------

         Reclassification adjustment for net gains realized
           in net income:
         Before-tax amount                                                (20.0)             (2.2)            (90.6)
         Income tax benefit                                                (7.0)              (.7)            (31.7)
                                                                ---------------   ---------------   ---------------
         Totals                                                           (13.0)             (1.5)            (58.9)
                                                                ---------------   ---------------   ---------------

         Net unrealized losses on securities available-
           for-sale:
         Before-tax amount                                                (92.3)           (105.0)             (9.1)
         Income tax benefit                                               (32.4)            (36.7)             (3.2)
                                                                ---------------   ---------------   ---------------
         Totals                                                 $         (59.9)  $         (68.3)  $          (5.9)
                                                                ===============   ===============   ===============

         Minimum pension liability adjustment:
         Before-tax amount                                      $          (2.3)  $          (2.3)  $           2.4
         Income tax (benefit) expense                                       (.8)              (.8)               .8
                                                                ---------------   ---------------   ---------------
         Totals                                                 $          (1.5)  $          (1.5)  $           1.6
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following table summarizes accumulated other comprehensive income for the year ended December 31:

                                                                      1998              1999             2000
                                                                ---------------   ---------------   --------------
                                                                                   (IN MILLIONS)
Net unrealized gains (losses) on securities
available-for-sale:
Balance, beginning of year                                      $         160.4   $         100.5   $         32.2
Change during period                                                      (59.9)            (68.3)            (5.9)
                                                                ---------------   ---------------   --------------
Balance, end of year                                                      100.5              32.2             26.3
                                                                ---------------   ---------------   --------------

Minimum pension liability adjustment:
Balance, beginning of year                                                 (4.7)             (6.2)            (7.7)
Change during period                                                       (1.5)             (1.5)             1.6
                                                                ---------------   ---------------   --------------
Balance, end of year                                                       (6.2)             (7.7)            (6.1)
                                                                ---------------   ---------------   --------------

Accumulated other comprehensive income:
Balance, beginning of year                                                155.7              94.3             24.5
Change during period                                                      (61.4)            (69.8)            (4.3)
                                                                ===============   ===============   ==============
Balance, end of year                                            $          94.3   $          24.5   $         20.2
                                                                ===============   ===============   ==============

12.      SEGMENT INFORMATION

         Phoenix offers a wide range of financial products and services. These businesses are managed within four reportable segments: (i) Life and Annuity, (ii) Investment Management, (iii) Venture Capital, and (iv) Corporate and Other. These reportable segments are managed in this fashion because they either provide different products or services, are subject to different regulation, require different strategies or have different distribution systems.

         The Life and Annuity segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

         The Investment Management segment includes retail and institutional investment management and distribution including mutual funds, managed accounts, open-end funds and closed-end funds.

         The Venture Capital segment includes Phoenix's equity share in the operating income and the realized and unrealized investment gains of Phoenix's venture capital partnership investments.

         Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131 "Disclosure about Segments of an Enterprise and Related Information." They include international operations and the run-off of Phoenix's group pension and guaranteed investment contract businesses.

         The majority of Phoenix's revenue is derived in the United States of America. Revenue derived from outside the United States of America is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

         The accounting policies of the segments are the same as those described in Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates segment performance on the basis of segment after-tax operating income. Realized investment gains and some non-recurring items are excluded because management does not consider them when evaluating the financial performance of the segments. The size and timing of realized investment gains are often subject to management's discretion. The non-recurring items are removed from segment after-tax operating income if, in management's opinion, they are not indicative of overall operating trends. While some of these items

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         may be significant components of Phoenix's GAAP net income, Phoenix believes that segment after-tax operating income is an appropriate measure that represents the net income attributable to the ongoing operations of the business. The criteria used by management to identify non-recurring items and to determine whether to exclude a non-recurring item from segment after-tax operating income include whether the item is infrequent and:

             o    is material to the segment's after-tax operating income,

             o    results from a business restructuring, or,

             o    results from a change in the regulatory environment or

             o    relates to other unusual circumstances (e.g., litigation)

         Non-recurring items excluded by management from segment after-tax operating income may vary from period to period. Because such items are excluded based on management's direction, inconsistencies in the application of management's selection criteria may exist. Segment after-tax operating income is not a substitute for net income determined in accordance with GAAP, and may be different from similarly titled measures of other companies.

         Capital is allocated to Investment Management on a historical cost basis and to insurance products based on 200% of company action level risk-based capital. Net investment income is allocated based on the assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations using time studies and other allocation methodologies. See Note 10 - "Pension and Other Postretirement and Postemployment Benefit Plans."

         The following tables provide certain information with respect to Phoenix's operating segments as of and for the years ended December 31, 1998, 1999 and 2000, as well as the realized investment gains and non-recurring items not included in segment after-tax operating income.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                      1998              1999             2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Total assets:
         Life and Annuity                                       $      16,938.8   $      18,037.8   $      17,862.4
         Investment Management                                            629.4             784.9             800.2
         Venture Capital                                                  191.2             338.1             467.3
         Corporate and Other                                              739.9             938.6           1,157.7
         Discontinued operations                                          298.7             187.6              25.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      18,798.0   $      20,287.0   $      20,313.2
                                                                ===============   ===============   ===============

         Deferred Policy Acquisition Costs:
         Life and Annuity                                       $       1,058.2   $       1,318.8   $       1,019.0
                                                                ===============   ===============   ===============

         Policy liabilities and accruals:
         Life and Annuity                                       $      10,441.9   $      10,771.4   $      11,220.0
         Corporate and Other                                              136.7             128.4             152.6
                                                                ---------------   ---------------   ---------------
           Total                                                $      10,578.6   $      10,899.8   $      11,372.6
                                                                ===============   ===============   ===============

         Policyholder deposit funds:
         Life and Annuity                                       $         510.7   $         521.9   $         665.6
         Corporate and Other                                               21.0              16.3              12.8
                                                                ---------------   ---------------   ---------------
           Total                                                $         531.7   $         538.2   $         678.4
                                                                ===============   ===============   ===============

         Premiums:
         Life and Annuity                                       $       1,175.8   $       1,175.7   $       1,147.4
                                                                ---------------   ---------------   ---------------
           Total                                                        1,175.8           1,175.7           1,147.4
                                                                ---------------   ---------------   ---------------

         Insurance and investment product fees:
         Life and Annuity                                                 248.3             277.7             302.7
         Investment Management                                            225.3             284.3             324.4
         Corporate and Other                                               83.5              42.2              28.1
         Non-recurring items                                                                 (5.9)              4.6
         Less: inter-segment revenues                                     (19.6)            (23.7)            (28.8)
                                                                ---------------   ---------------   ---------------
           Total                                                $         537.5   $         574.6   $        631.0
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Net investment income:
         Life and Annuity                                       $         768.8   $         768.3   $         791.4
         Investment Management                                                                3.1               2.6
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                               41.8              31.3              45.3
         Add: inter-segment investment expenses                             9.4              10.5              10.8
                                                                ---------------   ---------------   ---------------
           Total                                                          859.6             953.1           1,127.4
                                                                ---------------   ---------------   ---------------

         Policy benefits and increase in policy liabilities
           and policyholder dividends:
         Life and Annuity                                               1,743.6           1,723.6           1,775.8
         Corporate and Other                                               17.8              10.0              12.0
                                                                ---------------   ---------------   ---------------
           Total                                                        1,761.4           1,733.6           1,787.8
                                                                ---------------   ---------------   ---------------

         Amortization of Deferred Policy Acquisition
           Costs:
         Life and Annuity                                                 138.0             147.9             137.8
         Non-recurring items                                                                                  218.2
                                                                ---------------   ---------------   ---------------
           Total                                                          138.0             147.9             356.0
                                                                ---------------   ---------------   ---------------

         Amortization of goodwill and other intangible assets:
         Life and Annuity                                                    .8               6.7                .9
         Investment Management                                             22.0              30.3              31.8
         Corporate and Other                                                6.0               3.1               4.2
                                                                ---------------   ---------------   ---------------
           Total                                                           28.8              40.1              36.9
                                                                ---------------   ---------------   ---------------

         Interest expense:
         Life and Annuity                                                                                        .9
         Investment Management                                             11.5              16.8              17.9
         Corporate and Other                                               18.3              17.2              14.7
         Less: inter-segment expenses                                                                           (.8)
                                                                ---------------   ---------------   ---------------
           Total                                                           29.8              34.0              32.7
                                                                ---------------   ---------------   ---------------

         Other operating expenses:
          Life and Annuity                                                253.3             271.3             295.9
          Investment Management                                           149.1             187.0             222.9
         Corporate and Other                                              122.8              84.7              98.2
         Non-recurring items                                                1.3              28.1              26.5
         Less: inter-segment expenses                                     (10.2)            (13.2)            (17.2)
                                                                ---------------   ---------------   ---------------
           Total                                                          516.3             557.9             626.3
                                                                ---------------   ---------------   ---------------

         Operating income before income taxes, minority
           interest and equity in earnings of and interest
           earned from investments in unconsolidated
           subsidiaries:
         Life and Annuity                                                  57.2              72.2              30.2
         Investment Management                                             42.7              53.3              54.4
         Venture Capital                                                   39.6             139.9             277.3
         Corporate and Other                                              (39.6)            (41.5)            (55.7)
         Non-recurring items                                               (1.3)            (34.0)           (240.1)
                                                                ---------------   ---------------   ---------------
           Total                                                $          98.6   $         189.9   $          66.1
                                                                ---------------   ---------------   ---------------

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                     1998             1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

         Income taxes:
         Life and Annuity                                       $          20.1    $         25.5   $          10.6
         Investment Management                                             19.3              23.0              25.7
         Venture Capital                                                   13.9              49.0              97.1
         Corporate and Other                                              (17.4)            (24.4)            (35.4)
         Non-recurring items                                                (.3)              (.7)            (73.7)
                                                                ---------------   ---------------   ---------------
           Total                                                           35.6              72.4              24.3
                                                                ---------------   ---------------   ---------------

         Minority interest in net income of consolidated
           subsidiaries:
         Investment Management                                              6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------
           Total                                                            6.0              10.1              11.0
                                                                ---------------   ---------------   ---------------

         Equity in earnings of and interest earned from
           investments in unconsolidated subsidiaries:
         Investment Management                                              2.4               3.7               6.2
         Corporate and Other                                                (.8)              1.8               2.8
                                                                ---------------   ---------------   ---------------
           Total                                                            1.6               5.5               9.0
                                                                ---------------   ---------------   ---------------

         Segment operating income after taxes:
         Life and Annuity                                                  37.1              46.7              19.6
         Investment Management                                             19.8              23.9              23.9
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                              (23.0)            (15.3)            (17.5)
                                                                ---------------   ---------------   ---------------
           Sub-total                                                       59.6             146.2             206.2
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                           58.6             112.9              39.8
                                                                ---------------   ---------------   ---------------

         Net realized investment gains (losses) after
           income taxes:
         Life and Annuity                                                 (11.6)             10.3             (15.8)
         Investment Management                                              6.9                                 5.2
         Corporate and Other                                               38.0              38.9              65.6
                                                                ---------------   ---------------   ---------------
           Total                                                           33.3              49.2              55.0
                                                                ---------------   ---------------   ---------------

         Income (loss) from continuing operations:
         Life and Annuity                                                  25.5              57.0               3.8
         Investment Management                                             26.7              23.9              29.1
         Venture Capital                                                   25.7              90.9             180.2
         Corporate and Other                                               15.0              23.6              48.1
         Non-recurring items                                               (1.0)            (33.3)           (166.4)
                                                                ---------------   ---------------   ---------------
           Total                                                $          91.9   $         162.1   $          94.8
                                                                ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The components of non-recurring items for the year ended December 31, were as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                     1998               1999               2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Supplemental Information
         Non-recurring items:
         Life and Annuity
             DAC write-off                                      $                 $                 $        (141.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                                       (141.8)
                                                                ---------------   ---------------   ---------------
         Investment Management
             Portfolio loss                                                                  (3.8)              3.1
             Loss on sublease transaction                                                                       (.7)
             Restructuring charges                                         (1.0)              (.7)
             Expense of purchase of PXP minority
               interest                                                                                         (.7)
             Litigation settlement                                                                             (1.8)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                     (1.0)             (4.5)              (.1)
                                                                ---------------   ---------------   ---------------
         Corporate and Other
             Early retirement pension adjustment                                            (17.6)
             Demutualization expense                                                                          (14.1)
             Surplus tax                                                                    (11.2)            (10.4)
                                                                ---------------   ---------------   ---------------
             Sub-total                                                                      (28.8)            (24.5)
                                                                ---------------   ---------------   ---------------
         Total                                                  $          (1.0)  $         (33.3)  $        (166.4)
                                                                ===============   ===============   ===============

         Included in policy benefits and dividend amounts for the Life and Annuity segment is interest credited on policyholder account balance of $111.7 million, $105.6 million and $109.5 million for the years ended December 31, 1998, 1999 and 2000, respectively.

13.      DISCONTINUED OPERATIONS

         During 1999, Phoenix discontinued the operations of three of its business segments which in prior years had been reflected as reportable business segments: the reinsurance operations, the real estate management operations and the group life and health operations. The discontinuation of these business segments resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

         REINSURANCE OPERATIONS

         During 1999, Phoenix completed a comprehensive strategic review of its reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Accordingly, Phoenix estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix recognized a $173.0 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

         On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix recorded a pre-tax charge of $6 million to reflect a true-up adjustment to estimated individual life reinsurance reserves, in accordance with the sales agreement.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         During 1999, Phoenix placed the retained group accident and health reinsurance business into run-off. Phoenix adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix remained liable for claims under those contracts.

         Based on the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix purchased aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix incurred an initial expense of $130 million on the acquisition of this reinsurance.

         During 2000 Phoenix updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

         The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

         A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix was a member of the Unicover pool. Phoenix terminated its participation in the Unicover pool effective March 1, 1999.

         Phoenix is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix is involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

         Further, Phoenix was, along with Sun Life Assurance of Canada (Sun
         Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

         In its capacity as a retrocessionaire of the Unicover business, Phoenix had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix is involved in separate arbitration proceedings with three of its own retrocessionaires, which are seeking, on various grounds, to avoid paying any amounts to Phoenix. All of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix's Unicover business covers a significant portion of its other remaining group accident and health

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         reinsurance business, Phoenix could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

         During 2000, Phoenix reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix settled with Reliance
         Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

         A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix believes that similar discussions will follow for the remaining years. Although Phoenix is vigorously defending its contractual rights, Phoenix is actively involved in the attempt to reach negotiated business solutions.

         Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

         The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

         On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. (FAS), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

         In addition to the $9.0 million sale price, Phoenix will receive additional proceeds contingent on certain revenue targets. Phoenix recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six equal annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

         REAL ESTATE MANAGEMENT OPERATIONS

         On May 25, 2000, Phoenix sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

         GROUP LIFE AND HEALTH OPERATIONS

         On April 1, 2000, Phoenix sold its group life and health business to GE Financial Assurance Holdings, Inc. (GEFA) except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheet. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

         The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities was $2.0 million which resulted in a pre-tax loss of $0.4 million.

         The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $25.5 million as of December 31, 1999 and 2000, respectively. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 to exclude the operating results of discontinued operations from those of continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

                                                                             YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Income from discontinued operations

         Revenues:
           Reinsurance Operations                               $         298.7   $                 $
           Group Life and Health Operations                               503.8             453.8             117.6
           Real Estate Management Operations                               12.7               1.2                .4
                                                                ---------------   ---------------   ---------------
         Total revenues                                         $         815.2   $         455.0   $         118.0
                                                                ===============   ===============   ===============

         Income from discontinued operations:
           Reinsurance Operations                               $          17.2   $                 $
           Group Life and Health Operations                                53.5              56.8              14.8
           Real Estate Management Operations                                (.4)             (1.6)              (.3)
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations before income
           taxes                                                           70.3              55.2              14.5
         Income taxes                                                      25.1              19.1               5.1
                                                                ---------------   ---------------   ---------------

         Income from discontinued operations, net of            $         45.2    $          36.1   $           9.4
           income taxes                                         ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                       1999              2000
                                                                                  ---------------   ---------------
                                                                                           (IN MILLIONS)
         Loss on disposal of discontinued operations:
         (Loss) gain on disposal:
           Reinsurance Operations                                                 $        (173.1)  $        (103.0)
           Real Estate Management Operations                                                  5.9               (.6)
           Group Life and Health Operations                                                                    71.7
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations before income taxes                   (167.2)            (31.9)
         Income taxes                                                                       (58.2)            (11.0)
                                                                                  ---------------   ---------------

         Loss on disposal of discontinued operations, net of income taxes         $        (109.0)  $         (20.9)
                                                                                  ===============   ===============

14.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $83.9 million at December 31, 1999 and 2000, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $204.0 million at December 31, 1999 and 2000, respectively.

         Rental expenses for operating leases, principally with respect to buildings, amounted to $16.9 million, $16.3 million and $14.1 million in 1998, 1999, and 2000, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $39.6 million as of December 31, 2000, payable as follows: 2001 - $12.6 million; 2002 - $11.0 million; 2003 - $8.5 million; 2004 - $4.3 million; 2005 - $1.6 million; and $1.6 million thereafter.

15.      DIRECT BUSINESS WRITTEN AND REINSURANCE

         As is customary practice in the insurance industry, Phoenix cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Additional information on direct business written and reinsurance assumed and ceded for the year ended December 31, was as follows:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Direct premiums                                        $       1,719.4   $       1,677.5   $       1,399.2
         Reinsurance assumed                                              505.3             416.2             202.4
         Reinsurance ceded                                               (371.9)           (323.0)           (280.9)
                                                                ---------------   ---------------   ---------------
         Net premiums                                                   1,852.8           1,770.7           1,320.7
         Less net premiums of discontinued operations                    (677.0)           (595.0)           (173.3)
                                                                ---------------   ---------------   ---------------
         Net premiums of continuing operations                  $       1,175.8   $       1,175.7   $       1,147.4
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net premiums                       27%               24%               15%
                                                                ===============   ===============   ===============

         Direct policy and contract claims incurred             $         728.1   $         622.3   $         545.0
         Reinsurance assumed                                              433.2             563.8             257.8
         Reinsurance ceded                                               (407.8)           (285.4)           (216.2)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred                          753.5             900.7             586.6
         Less net incurred claims of discontinued
           operations                                                    (465.1)           (661.7)           (234.6)
                                                                ---------------   ---------------   ---------------
         Net policy and contract claims incurred of
           continuing operations                                $         288.4   $         239.0   $         352.0
                                                                ===============   ===============   ===============

         Direct life insurance in force                         $     121,442.0   $     131,052.1   $     107,600.7
         Reinsurance assumed                                          110,632.1         139,649.9           1,736.4
         Reinsurance ceded                                           (135,818.0)       (207,192.0)        (72,042.4)
                                                                ---------------   ---------------   ---------------
         Net insurance in force                                        96,256.1          63,510.0         37,294.7
         Less insurance in force of discontinued operations           (24,330.2)         (1,619.5)
                                                                ---------------   ---------------   ---------------
         Net insurance in force of continuing operations        $      71,925.9   $      61,890.5   $      37,294.7
                                                                ===============   ===============   ===============
         Percentage of amount assumed to net insurance in                  115%              220%                5%
           force                                                ===============   ===============   ===============

         Irrevocable letters of credit aggregating $25.2 million at December 31, 2000 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves.

16.      PARTICIPATING LIFE INSURANCE

         Participating life insurance in force was 66.9% and 60.0% of the face value of total individual life insurance in force at December 31, 1999 and 2000, respectively. The premiums on participating life insurance policies were 79.4%, 76.8% and 73.1% of total individual life insurance premiums in 1998, 1999, and 2000, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

17.      DEFERRED POLICY ACQUISITION COSTS

         The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $       1,021.9   $       1,058.2   $       1,318.8
         Acquisition cost deferred                                        167.7             148.2             172.8
         Amortized to expense during the year                            (138.1)           (147.9)           (356.0)
         Adjustment to net unrealized investment gains
           (losses) included in other comprehensive income                  6.7             260.3            (116.6)
                                                                ---------------   ---------------   ---------------

         Balance at end of year                                 $      1,058.2    $       1,318.8    $       1,019.0
                                                                ===============   ===============   ===============

         In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2001, 2002, 2003, 2004 and 2005 is $13.2 million, $10.9 million, $8.6 million, $6.7 million and $5.4 million, respectively. The following is an analysis of PVFP for the year ended December 31:

                                                                    1998               1999              2000
                                                                ---------------   ---------------   ---------------
                                                                                   (IN MILLIONS)
         Balance at beginning of year                           $         141.2   $         136.8   $         112.7
         Amortization                                                      (4.4)            (24.1)            (15.8)
                                                                ---------------   ---------------   ---------------
         Balance at end of year                                 $         136.8   $         112.7   $          96.9
                                                                ===============   ===============   ===============

         Interest accrued on the unamortized PVFP balance for the years ended December 31, 1998, 1999 and 2000 was $9.2 million, $8.9 million and $7.3 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

18.      MINORITY INTEREST

         Phoenix's interests in PXP, PFG Holdings and Main Street Management, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 55%, 66% and 80%, respectively, of the outstanding shares of common stock at December 31, 2000. Earnings and equity attributable to minority shareholders are included in minority interest in the Consolidated Financial Statements.

         During 2000, PXP recorded $32.9 million in additional paid-in capital in connection with the exercise of employee stock options and the conversion to common shares by convertible debenture holders. The increase in minority interest associated with these transactions was $27.0 million. In addition, Phoenix reported a $5.9 million increase in equity as a majority interest in stock issuance transactions in the Consolidated Statement of Income, Comprehensive Income and Equity, representing its share of the difference between exercise price and net book value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      STOCK PURCHASE AND AWARD PLANS

         EMPLOYEE STOCK PURCHASE PLAN

         On November 1, 1999, PXP implemented an Employee Stock Purchase Plan
         (ESPP) previously approved by PXP's board of directors. The ESPP allowed eligible employees to purchase PXP's common stock at the lower of 85% of the market price of the stock at the beginning or end of each offering period, and provided for PXP to withhold up to 15% of a participant's earnings for such purchase. PXP's only expense relating to this plan was for its administration. The maximum number of shares of PXP's common stock that were available under the ESPP was 615,000. The first six month offering period ended April 28, 2000 and the second offering period ended October 31, 2000, at which time 74,284 and 54,190 shares of common stock were under the ESPP, respectively. In consideration of the merger of PXP and PM Holdings, this plan was discontinued effective November 1, 2000.

         RESTRICTED STOCK

         Until December 31, 2000, restricted shares of PXP's common stock were issued to certain officers under the provisions of an approved restricted stock plan. Restricted stock was issued at the market value of a share of PXP's common stock on the date of the grant. If a participant's employment terminated due to retirement, death or disability, the restrictions expired and the shares became fully vested. If a participant terminated employment for any other reason, the non-vested shares of restricted stock were forfeited. The restricted stock vested in even annual installments over a three-year period from the date of the grant. Dividends declared were paid in cash as the restrictions lapsed. Restricted shares were first granted during 1998. At December 31, 1999 and 2000, 291,237 and 605,040 shares of restricted stock have been included in common stock shares outstanding, respectively. The market value of the restricted stock at the time of the grant was recorded as unearned compensation in a separate component of stockholders' equity and was amortized to expense over the restricted period. During 1999 and 2000, $1.7 million and $2.4 million was charged to compensation expense relating to the plan.

         In accordance with the merger agreement, all restricted stock shares outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         RESTRICTED STOCK GRANTS


                                                            COMMON SHARES                  AVERAGE MARKET VALUE
                                                     -----------------------------      ---------------------------
         BALANCE, DECEMBER 31, 1998                              243,130                        $      8.40
         Awarded                                                 195,067                               7.74
         Earned                                                 (105,623)                              8.18
         Forfeited                                               (41,337)                              8.08
                                                            ------------

         BALANCE, DECEMBER 31, 1999                              291,237                        $      8.08
         Awarded                                                 467,382                               6.31
         Earned                                                 (127,612)                              8.10
         Forfeited                                               (25,967)                              8.02
                                                            ------------

         BALANCE, DECEMBER 31, 2000                              605,040                        $      6.71
                                                            ============

         STOCK OPTION PLANS

         PXP has reserved a total of 14.7 million shares of company common stock to be granted under three stock option plans: the 1989

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Employee Stock Option Plan (Employee Option Plan), the 1989 Employee Performance Stock Option Plan (Performance Plan) and the 1992 Long-Term Stock Incentive Plan (1992 Plan).

         The Compensation Committee of PXP's Board of Directors administered the 1992 Plan, designated which employees and outside directors participated in it and determined the terms of the options to be granted. Under the 1992 Plan, participants were granted non-qualified options to purchase shares of common stock of PXP at an option price equal to not less than 85% of the fair market value of the common stock at the time the option is granted. The options held by a participant terminate no later than 10 years from the date of grant. Options granted under the 1992 Plan vest, on average, in even annual installments over a three-year period from the date of grant.

         In accordance with the merger agreement, all stock options outstanding as of December 31, 2000, became fully vested on January 11, 2001 and were acquired by PM Holdings.

         OUTSTANDING OPTIONS

                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------
         BALANCE, DECEMBER 31, 1997                    6,106,659  $           7.40            93,253  $           28.49
         Granted                                       1,851,808              8.25
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49           (93,253)             28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    7,399,964  $           7.66                    $
         Granted                                       1,344,727              7.75
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (353,554)             8.20
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    7,927,875  $           7.75                    $
         Granted                                         665,193              7.54
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (691,633)             7.89
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    7,007,577  $         7.75                      $
                                               =================  ================  ================  =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         EXERCISABLE OPTIONS


                                                                      WEIGHTED          SERIES A          WEIGHTED
                                                     COMMON            AVERAGE          PREFERRED         AVERAGE
                                                     SHARES        EXERCISE PRICE        SHARES        EXERCISE PRICE
                                               -----------------  ----------------  ----------------  -----------------


         BALANCE, DECEMBER 31, 1997                    2,037,842  $           7.04            93,253  $           28.49
         Became exercisable                            2,050,494              7.39
         Exercised                                      (222,846)             5.84
         Canceled                                        (10,491)             6.49          (93,253)  $           28.49
         Forfeited                                      (325,166)             7.47
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1998                    3,529,833  $           7.27                    $
         Became exercisable                            1,962,396              7.78
         Exercised                                      (453,263)             5.94
         Canceled                                         (9,999)             7.71
         Forfeited                                      (159,674)             8.14
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 1999                    4,869,293  $           7.57                    $
         Became exercisable                            2,008,728              7.93
         Exercised                                      (893,758)             7.42
         Canceled                                           (100)             7.75
         Forfeited                                      (483,678)             7.97
                                               -----------------  ----------------  ----------------  -----------------

         BALANCE, DECEMBER 31, 2000                    5,500,485  $           7.70                    $
                                               =================  ================  ================  =================

         As of December 31, 1999, 6.5 million shares of PXP common stock were available for future grants.

         PRO FORMA INFORMATION

         PXP has adopted the disclosures-only provisions of SFAS No. 123, "Accounting for Stock-Based Compensation." Accordingly, no compensation cost has been recognized for the stock option plans, and compensation for restricted stock grants has been recorded in accordance with APB Opinion No. 25, "Accounting for Stock Issued to Employees." Had compensation cost for the PXP stock option and restricted stock plans been determined based on the fair value at the grant date for awards in 1998, 1999 and 2000 consistent with the provisions of SFAS No. 123, Phoenix's income from continuing operations would have been reduced to the pro forma amounts indicated below.

                                                                           YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                   1998              1999              2000
                                                              ----------------  ----------------  ----------------
                                                                                 (IN MILLIONS)

         Income from continuing operations, as reported       $         91.9    $        162.1    $         94.8
         Income from continuing operations, pro forma         $         90.9    $        160.9    $         94.0

         The weighted average fair values, at date of grant, for options granted during 1998, 1999 and 2000 were $2.10, $2.43, and $2.50 respectively, and were estimated using the Black-Scholes option valuation model with the following weighted average assumptions used for the grants in 1998, 1999 and 2000, respectively: dividend yield of 2.7%, 2.62% and 2.66%; expected volatility of 24.8%, 25.2% and 27.7%; risk-free interest rate of 5.6%, 5.6% and 6.7% and expected lives of six years.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The options used to estimate the weighted average fair values of options granted in 1998, 1999 and 2000 were options to purchase 25,390, 11,620 and 1,620 shares of common stock, respectively, under the Employee Option Plan; options to purchase 7,332,454, 7,916,255 and 7,005,957 shares of common stock, respectively, under the 1992 Plan. During 1999, the remaining outstanding options under the Performance Plan were exercised.


20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

         Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

         CASH AND CASH EQUIVALENTS

         For these short-term investments, the carrying amount approximates fair value.

         DEBT SECURITIES

         Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

         DERIVATIVE INSTRUMENTS

         Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

         EQUITY SECURITIES

         Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

         MORTGAGE LOANS

         Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

         POLICY LOANS

         Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         VENTURE CAPITAL PARTNERSHIPS

         Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments. The fair values of the underlying investments are calculated as the closing market prices for investments that are publicly traded. For investments that are not publicly traded, fair value is based on estimated fair value determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

         INVESTMENT CONTRACTS

         In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

         The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

         Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

         NOTES PAYABLE

         The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FAIR VALUE SUMMARY

         The estimated fair values of the financial instruments as of December 31, were as follows:

                                                                       1999                          2000
                                                           ----------------------------  ----------------------------
                                                             CARRYING         FAIR          CARRYING        FAIR
                                                              VALUE           VALUE          VALUE          VALUE
                                                           -------------  -------------  -------------  -------------
                                                                                (IN MILLIONS)
         Financial assets:
         Cash and cash equivalents                         $       187.6  $       187.6  $       176.6  $       176.6
         Short-term investments                                    133.4          133.4          547.2          547.2
         Debt securities                                         7,465.0        7,370.9        8,058.6        8,077.9
         Equity securities                                         437.2          437.2          335.5          335.5
         Mortgage loans                                            716.8          680.6          593.4          573.8
         Derivative instruments                                                   (13.2)                          9.9
         Policy loans                                            2,042.6        2,040.4        2,105.2        2,182.7
         Venture capital partnerships                              338.1          338.1          467.3          467.3
                                                           -------------  -------------  -------------  -------------
         Total financial assets                            $    11,320.7  $    11,175.0    $  12,283.8  $    12,370.9
                                                           =============  =============  =============  =============

         Financial liabilities:
         Policy liabilities                                $       709.7  $       709.4    $     759.0  $       758.9
         Notes payable                                             499.4          490.8          425.4          428.5
                                                           -------------  -------------  -------------  -------------
         Total financial liabilities                       $     1,209.1  $     1,200.2    $   1,184.4  $     1,187.4
                                                           =============  =============  =============  =============

21.      CONTINGENCIES

         LITIGATION

         Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 13 - "Discontinued Operations").

22.      STATUTORY FINANCIAL INFORMATION

         The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department, as of December 31, 1998, 1999 and 2000. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

         Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                1998                 1999              2000
                                                           ---------------     ---------------     ---------------
                                                                                   (IN MILLIONS)
          Statutory net income                             $         108.7     $         131.3     $         266.1
          DAC, net                                                    21.3               (24.3)             (181.2)
          Future policy benefits                                     (56.6)              (27.5)               (2.5)
          Pension and postretirement expenses                        (17.3)               (8.6)               13.2
          Investment valuation allowances                            107.2                15.4               (45.9)
          Interest maintenance reserve                                 1.4                (7.2)              (26.1)
          Deferred income taxes                                      (40.0)                3.9                61.3
          Other, net                                                  12.4                 6.2                (1.6)
                                                           ---------------     ---------------     ---------------

          Net income, as reported                          $         137.1     $          89.2     $          83.3
                                                           ===============     ===============     ===============


         The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:


                                                                                  DECEMBER 31,
                                                                           ---------------------------
                                                                               1999           2000
                                                                           -------------  ------------
                                                                                  (IN MILLIONS)

          Statutory surplus, surplus notes and AVR                         $    1,427.3   $    1,883.2
          DAC, net                                                              1,243.3        1,062.2
          Future policy benefits                                                 (490.3)        (536.0)
          Pension and postretirement expenses                                    (193.0)        (173.3)
          Investment valuation allowances                                        (211.8)        (405.9)
          Interest maintenance reserve                                             24.8             .5
          Deferred income taxes                                                    65.6          108.5
          Surplus notes                                                          (159.4)        (161.4)
          Other, net                                                               49.5           63.1
                                                                           ------------   ------------
          Equity, as reported                                              $    1,756.0   $    1,840.9
                                                                           ============   ============

         The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

         In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to decrease surplus approximately $67.7 million (unaudited), primarily as a result of non-admitting certain assets and recording increased investment reserves.

23.      SUBSEQUENT EVENTS

         PURCHASE OF PXP MINORITY INTEREST

         On September 10, 2000, Phoenix and PXP entered into an agreement and plan of merger, pursuant to which Phoenix agreed to purchase PXP outstanding common stock owned by third parties, for a price of $15.75 per share. In connection with this merger, Phoenix paid total cash of $339.3 million to those stockholders in January 2001. Since the merger, third party holders of PXP's convertible subordinated debentures have been converting their debentures, and PXP expects to redeem any remaining outstanding debentures held by third parties by the end of February 2001. Phoenix expects that PXP will make total cash payments of $38.0 million in connection with these conversions and redemptions. In addition, PXP expects to make payments totaling $57.0 million to cash-out holders of PXP options.

         As a result of the merger, which closed on January 11, 2001, PXP became an indirect wholly-owned subsidiary of Phoenix and PXP's shares of common stock were de-listed from the New York Stock Exchange.

         EARLY RETIREMENT INCENTIVE PROGRAM

         On January 29, 2001, Phoenix offered a special retirement incentive program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix and PXP who decide to participate will retire between June 1, 2001 and December 31, 2001, with most retirements effective at the beginning of that period. There are 309 participants eligible for this program.

                                     PART C

                                OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              The financial statements are included in Part B. Consolidated financial information is included in Part A.

         (b)  Exhibits

              (1) Resolution of Board of Directors Establishing Separate Account is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on April 30, 1983 and filed via Edgar with Registrant's Post-Effective Amendment No. 30 on November 29, 1999.

              (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on April 30, 1983 and filed via Edgar with Registrant's Post-Effective Amendment No. 26 filed on April 30, 1997.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                 (b) Form of Dealer Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                 (c) Form of Underwriting Agreement and Form of Dealer Agreement (Templeton Investment Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

              (4)(a) Form of Contract (Big Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via Edgar with Registrant's Post-Effective Amendment No. 26 filed on April 30, 1997.

                 (b) Form of Contract (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via Edgar Post-Effective Amendment No. 26 filed on April 30, 1997.

                 (c) Form of Contract (Group Strategic Edge) is incorporated be reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                 (d) Form of Contract (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                 (e) Form of Contract (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

              (5)(a) Form of Application (Big Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                 (b) Form of Application (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                 (c) Form of Application (Group Strategic Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                 (d) Form of Application (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                 (e) Form of Application (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

              (6) Charter and by-laws of Phoenix Home Life Mutual Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 22, 1992 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

              (7)     Not Applicable.

              (8) Product Development and Fund Participation Agreement (TIP) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

              (9)     Opinion incorporated into Exhibit 10(a).


              (10)(a) Opinion and consent of Susan E. Schechter, Esquire, filed via Edgar herewith.

                 (b) Consent of PricewaterhouseCoopers LLP, filed via Edgar herewith.


              (11)    Not Applicable.

              (12)    Not Applicable.

              (13)(a) Explanation of Yield and Effective Yield Calculation is
                      incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.

                 (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.

ITEM 25.      DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


           NAME                              PRINCIPAL BUSINESS ADDRESS                  POSITIONS WITH DEPOSITOR
           ----                              --------------------------                  ------------------------

           Sal H. Alfiero                    Chairman and Chief Executive Officer        Director
                                             Mark IV Industries, Inc.
                                             Amherst, NY

           J. Carter Bacot                   Chairman and Chief Executive Officer        Director
                                             The Bank of New York
                                             New York, NY

           Peter C. Browning                                                             Director

           Arthur P. Byrne                   Group Executive                             Director
                                             Danaher Corporation
                                             West Hartford, CT

           Richard N. Cooper, Ph.D.          Professor                                   Director
                                             Harvard University
                                             Cambridge, MA

           Gordon J. Davis, Esq.             Partner                                     Director
                                             LeBoeuf, Lamb, Greene & MacRae
                                             New York, NY

           Robert W. Fiondella*                                                          Director, Chairman of the Board
                                                                                         and Chief Executive Officer

           John E. Haire                     President                                   Director
                                             The Fortune Group
                                             New York, NY

           Jerry J. Jasinowski               President                                   Director
                                             National Association of Manufacturers
                                             Washington, D.C.

           Thomas S. Johnson                                                             Director



           John W. Johnstone                 Chairman                                    Director
                                             Goverance & Nominating Committees
                                             Arch Chemicals, Inc.
                                             Westport, CT

           Marilyn E. LaMarche               Limited Managing Director                   Director
                                             Lazard Freres & Co. LLP
                                             New York, NY

           Philip R. McLoughlin***                                                       Director, Executive Vice
                                                                                         President, Chief Investment
                                                                                         Officer

           Robert F. Vizza                   President & Chief Executive Officer         Director
                                             The Dematteis Center of St. Francis
                                             Hospital
                                             Old Brookfield, NY

           Robert G. Wilson                  Retired, formerly Chairman &                Director
                                             Chief Executive Officer,
                                             Ecologic Waste Services, Inc.
                                             Miami, Florida

           Dona D. Young*                                                                Director, President and Chief
                                                                                         Operating Officer

           Carl T. Chadburn**                                                            Executive Vice President

           David W. Searfoss*                                                            Executive Vice President,
                                                                                         Chief Financial Officer

           Simon Y. Tan*                                                                 Executive Vice President
                                                                                         Life & Annuity Products &
                                                                                         Operations

           Michael J. Gilotti*                                                           Senior Vice President

           Joseph E. Kelleher**                                                          Senior Vice President
                                                                                         Underwriting & Operations

           Robert G. Lautensack, Jr.*                                                    Senior Vice President
                                                                                         Individual Line Financial

           Sherry A. Manetta*                                                            Senior Vice President,
                                                                                         Information Systems

           Maura L. Melley*                                                              Senior Vice President
                                                                                         Public Affairs

           Charles L. Olson****                                                          Senior Vice President

           Richard R. Paton                                                              Senior Vice President

           Robert E. Primmer*                                                            Senior Vice President
                                                                                         Distribution & Sales

           Tracy L. Rich*                                                                Senior Vice President and General
                                                                                         Counsel

           John F. Solan, Jr.*                                                           Senior Vice President

           Walter H. Zultowski*                                                          Senior Vice President

           * The principal business address of this individual is One American Row, Hartford, Connecticut.
           ** The principal business address of this individual is 100 Bright Meadow Boulevard, Enfield, Connecticut.

           *** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut.
           **** The principal business address of this individual is 38 Prospect
                Street, Hartford, Connecticut.


ITEM 26.      NOT APPLICABLE

ITEM 27.      NUMBER OF CONTRACT OWNERS


     On February 28, 2001, there were 56,191 Owners of Contracts offered by Registrant.


ITEM 28.      INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the
Company...."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and Article VI Section 6.1 of the by-laws of the Phoenix Home Life Mutual Insurance Company provides: "To the controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus Versions A & C.)

          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Officers of PEPCO


                NAME AND PRINCIPAL                                     POSITIONS AND OFFICES
                BUSINESS ADDRESS                                       WITH UNDERWRITER
                ----------------                                       ----------------
                Michael E. Haylon*                                     Director

                Philip R. McLoughlin**                                 Director and Chairman

                William R. Moyer*                                      Director, Executive Vice President,
                                                                       Chief Financial Officer and Treasurer

                Barry Mandinach***                                     Executive Vice President, Chief Marketing Officer,
                                                                       Retail Division

                Robert Tousingnant*                                    Executive Vice President, Chief Sales Officer

                John F. Sharry*                                        President Retail Distribution

                Robert S. Driessen*                                    Vice President, Compliance

                G. Jeffrey Bohne**                                     Senior Vice President, Mutual Fund Customer Service

                Jacqueline M. Porter*                                  Assistant Vice President, Financial Reporting

                ------------
                * The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115.
                **  The principal business address of this individual is 101
                    Munson St., PO Box 810, Greenfield, MA 03102-0810.
                *** The principal business address of this individual is 900
                    Third Avenue, New York, NY 10022.


           (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                       NET UNDERWRITING                   COMPENSATION             BROKERAGE
PRINCIPAL UNDERWRITER         DISCOUNTS AND COMMISSIONS          ON REDEMPTION            COMMISSIONS              COMPENSATION
---------------------         -------------------------          -------------            -----------              ------------

PEPCO                                  $8.9                             -0-                   -0-                         -0-


               PEPCO received no other out-of-pocket compensation from Phoenix Home Life.

  2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)

           (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Officers of WSG:

               NAME AND PRINCIPAL              POSITIONS AND OFFICES
               BUSINESS ADDRESS                WITH UNDERWRITER
               ----------------                ----------------
               Philip R. McLoughlin***         Director

               Robert E. Primmer*              Director

               David W. Searfoss*              Director

               Simon Y. Tan*                   Director

               Dona D. Young*                  Director

               Peter S. Deering**              Vice President and Chief Marketing Officer

               Richard D. Keidan*              President, Chief Operating Officer

               Laura E. Miller**               Vice President, Chief Financial Officer and Treasurer

               Michael A. Gilliland*           Assistant Vice President, Compliance Officer and
                                               Assistant Secretary

                ------------
                * Principal business address of this individual is One American Row, Hartford, Connecticut.
                ** Principal business address of this individual is 2355 Northside Drive, Suite 260, San Diego, California.
                *** Principal business address of this individual is
                    56 Prospect Street, Hartford, Connecticut.

           (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Item 7, Part II of Registrant's Post-Effective Amendment No. 1 is hereby incorporated by reference.

ITEM 31.  MANAGEMENT SERVICES

      Not applicable.

ITEM 32.  UNDERTAKINGS


      Not applicable.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of March, 2001.


                              PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

                              By: *Robert W. Fiondella
                                  --------------------------------
                              Robert W. Fiondella
                              Chief Executive Officer

                              PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                              By: *Robert W. Fiondella
                                  --------------------------------
                              Robert W. Fiondella
                              Chief Executive Officer
                              Phoenix Home Life Mutual Insurance Company


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 29th day of March, 2001.

            SIGNATURE                        TITLE

____________________________________         Director
*Sal H. Alfiero

____________________________________         Director
*J. Carter Bacot

____________________________________         Director
 Peter C. Browning

____________________________________         Director
*Arthur P. Byrne

____________________________________         Director
*Richard N. Cooper

____________________________________         Director
*Gordon J. Davis

____________________________________         Chairman of the Board and
*Robert W. Fiondella                         Chief Executive Officer
                                             (Principal Executive Officer)

____________________________________         Director
*John E. Haire

           SIGNATURE                         TITLE

____________________________________         Director
*Jerry J. Jasinowski

____________________________________         Director
**Thomas S. Johnson

____________________________________         Director
*John W. Johnstone

____________________________________         Director
*Marilyn E. LaMarche

____________________________________         Director, Executive Vice President
*Philip R. McLoughlin                        and Chief Investment Officer


____________________________________         Director
*Robert F. Vizza

____________________________________         Director
*Robert G. Wilson

____________________________________         Director, President and
*Dona D. Young                               Chief Operating Officer



By: /s/ Dona D. Young
    -----------------

* Dona D. Young, as Attorney in Fact to Powers of Attorney, copies of which were previously filed.
**Dona D. Young, as Attorney in Fact to Powers of Attorney, a copy of which is filed herewith.

                               POWER OF ATTORNEY


    I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Susan E. Schechter and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Companies Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or and of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.


    WITNESS my hand and seal on the date set forth below.



/s/Thomas S. Johnson                                              March 14, 2001
--------------------------, Director
Thomas S. Johnson